As filed with the Securities and Exchange Commission on April 21, 2020
Commission File Nos. 333-192972
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 12	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 535	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Executive Vice President, General Counsel and secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 27, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

ELITE ACCESS BROKERAGE EDITION®

FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

The date of this prospectus is April 27, 2020 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 27, 2020 that is available upon request without charge. To obtain a copy, complete the Statement of Additional Information Request Form on page 57, or contact us at our:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus.

We offer other variable annuity products with different product features, benefits and charges. You may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  This may not be available through all broker-dealers.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 57. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson of NY is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The fixed options are not available if you elect the Liquidity Option. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds Balanced Fund
JNL/American Funds ® Blue Chip Income and Growth Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Capital World Bond Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund*
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund)
JNL Multi-Manager International Small Cap Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Advantage International Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/DoubleLine ® Total Return Fund
JNL/Fidelity Institutional Asset Management ® Total Bond Fund
JNL/First State Global Infrastructure Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Growth Allocation Fund

JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs 4 Fund (formerly, JNL/S&P 4 Fund)
JNL/Goldman Sachs Competitive Advantage Fund (formerly, JNL/S&P Competitive Advantage Fund)
JNL/Goldman Sachs Dividend Income & Growth Fund (formerly, JNL/S&P Dividend Income & Growth Fund)
JNL/Goldman Sachs International 5 Fund (formerly, JNL/S&P International 5 Fund)
JNL/Goldman Sachs Intrinsic Value Fund (formerly, JNL/S&P Intrinsic Value Fund)
JNL/Goldman Sachs Total Yield Fund (formerly, JNL/S&P Total Yield Fund)
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/JPMorgan Growth & Income Fund
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard International Strategic Equity Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Dow SM Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Equity Income Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Index 5 Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon International Index Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon MSCI World Index Fund
JNL/Mellon Nasdaq ® 100 Index Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Commodity Strategy Fund

JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Total Return Fund
JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Balanced Fund (formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund)
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Established Growth Fund

JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund (formerly, JNL/Crescent High Income Fund)
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/WCM Focused International Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:

•Mailing in the postage-paid card on the cover of this report;
•Calling 1-866-349-4564; or
•Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately.
*Effective June 24, 2019, the Investment Division of the Separate Account investing in the JNL/Vanguard Small Company Growth Fund stopped accepting any additional allocations or transfers. Please see “Investment Divisions” on page 16 for more information.
In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds, effective April 27, 2020:

Previously Offered Fund	Currently Offered Fund
JNL Conservative Allocation Fund (Jackson Variable Series Trust)	JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund (Jackson Variable Series Trust)	JNL Moderate Allocation Fund (JNL Series Trust)
JNL Institutional Alt 100 Fund (Jackson Variable Series Trust)	JNL Multi-Manager Alternative Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds Global Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Global Growth Fund (JNL Series Trust)

Previously Offered Fund	Currently Offered Fund
JNL/American Funds Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund (Jackson Variable Series Trust)	JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine® Total Return Fund (Jackson Variable Series Trust)	JNL/DoubleLine® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Jackson Variable Series Trust)	JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund (Jackson Variable Series Trust)	JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund (Jackson Variable Series Trust)	JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund (Jackson Variable Series Trust)	JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund (Jackson Variable Series Trust)	JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund (Jackson Variable Series Trust)	JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/Nicholas Convertible Arbitrage Fund	JNL Conservative Allocation Fund
JNL/PIMCO Investment Grade Credit Bond Fund (Jackson Variable Series Trust)	JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund (Jackson Variable Series Trust)	JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund (Jackson Variable Series Trust)	JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund (Jackson Variable Series Trust)	JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund (Jackson Variable Series Trust)	JNL/WCM Focused International Equity Fund (JNL Series Trust)
JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)	JNL/Mellon DowSM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund (JNL Variable Fund LLC)	JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)
JNL Institutional Alt 50 Fund (JNL Series Trust)	JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon S&P 1500 Growth Index Fund (JNL Series Trust)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund (JNL Series Trust)	JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund
If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to an Investment Division investing in a Previously Offered Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding Currently Offered Fund.

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following April 27, 2020, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

For additional information, please see the Prospectus dated April 27, 2020 for the JNL ® Series Trust.

SPECIAL NOTICE REGARDING CORONAVIRUS DISEASE 2019 AND
THE CORONAVIRUS AID, RELIEF, AND ECONOMIC SECURITY (“CARES”) ACT

Effective March 27, 2020, the newly passed Coronavirus Aid, Relief, and Economic Security (“CARES”) Act made several retirement related changes that may impact you. The CARES Act waives the requirement to take required minimum distributions (“RMDs”) from tax-qualified contracts and Individual Retirement Accounts (“IRAs”) in 2020. This waiver applies both to lifetime and post-death RMDs. In addition, for contracts retained after the death of the original owner that are required to be distributed within 5 years, pursuant to the CARES Act, the 5-year period now does not include 2020. As a result, impacted contracts will have one additional year before liquidation is required.
The waiver also applies to RMDs with respect to the 2019 tax year that are due to begin in 2020. If you turned age 70½ in 2019 and you have not taken your first RMD because it was not due until April 1, 2020, the CARES Act waives this RMD along with your 2020 tax year RMD.
The CARES Act provides additional withdrawal and loan relief (subject to availability) for tax-qualified contracts and IRAs in 2020 for eligible individuals.
Eligible individuals include:

•	an individual diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	an individual if the individual’s spouse or dependent is diagnosed with such virus or disease; or

•
an individual who experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

The withdrawal relief available to eligible individuals includes:

•	waiving certain in-service distribution restrictions (such as age restrictions) for tax-qualified contracts;

•	providing an exception to the 10% early distribution tax on distributions (up to $100,000) taken before age 59 ½ on tax-qualified contracts and IRAs;

•	waiving the eligible rollover distribution notice requirement and mandatory 20% withholding applicable to eligible rollover distributions;

•	allowing the individual to include income attributable to the distribution over a three-year period beginning with the year the distribution would otherwise be taxable; and

•	allowing the distribution to be recontributed to a tax-qualified contract or IRA within three years of the distribution.
The loan relief available to eligible owners of tax-qualified contracts (subject to availability) permits loans made during the 180-day period beginning on March 27, 2020 to increase the maximum loan amount from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance. Further, the due date for any repayment on a loan that otherwise is due between May 27, 2020 and December 31, 2020, is delayed for one year.
You may wish to consult with your financial professional or personal tax advisor if you are impacted by any of these changes.
As a result of the spread of the COVID-19 coronavirus, we have implemented business continuity plans that were already in place to ensure the availability of services for our customers, work at home capabilities for our staff, where appropriate, and other ongoing risk management activities related to the current ongoing market stress. Nevertheless, we and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, COVID-19 and other disasters. Such events can adversely impact us and our operations. Such events can also have an adverse impact on financial markets, U.S. and global economies, issuers of securities, and ultimately on the portfolios in which the Investment Divisions invest.

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2021 and a Premium payment is received on February 28, 2021 then, although the first Contract Anniversary is January 15, 2022, Completed Year 0-1 for that Premium payment would begin on February 28, 2021 and end on February 27, 2022. Completed Year 1-2 for that Premium payment would begin on February 28, 2022 .

Contract – the individual deferred variable and fixed annuity contract, including any endorsements.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.
For example, if the Issue Date is January 15, 2021 then the end of Contract Year 0-1 would be January 14, 2022, and January 15, 2022, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, or transferred before the end of the period.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

1

Issue Date – the date your Contract is issued.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Liquidity Option – an optional benefit that provides for no withdrawal charges.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $2.5 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – total Premium paid into the Contract, reduced by withdrawals of Premium (inclusive of the withdrawal charge amount) that incur withdrawal charges, and withdrawals of Premium that are no longer subject to withdrawal charges.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

2

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 12. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 16.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 49.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see “Free Look” beginning on page 55.

Optional Features
An optional Liquidity Option may be elected for an additional charge. This option may not be available through all broker-dealers. For more information, please see “LIQUIDITY OPTION” beginning on page 45.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 39.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. The Contract has a free withdrawal provision or the optional Liquidity Option. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 44.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 45.

Death Benefit	The Contract has a death benefit that becomes payable if you die before the Income Date. For more information, please see “DEATH BENEFIT” beginning on page 47.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

3

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Remaining Premium withdrawn, if applicable	6.5%

Maximum Premium Taxes [2]
Percentage of each Premium	2.0%

Transfer Charge [3]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]
There may be a withdrawal charge on the following withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is based on a schedule lasting five Completed Years following each Premium. There is an optional Liquidity Option available that provides for no withdrawal charges.

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5+
Withdrawal Charge	6.5%	6.0%	5.0%	4.0%	3.0%	0%

[2]	Currently, Premium taxes do not apply.

[3]
We do not count transfers in conjunction with Dollar Cost Averaging, Earnings Sweep, Rebalancing, and periodic automatic transfers. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 52.

[4]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge up to $25 for wire transfers in connection with withdrawals.

4

The following tables (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [5]	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	0.85%

Administration Charge [6]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.00%

Optional Benefit Charge – The following optional benefit is available for an additional charge. The charge is based on average daily Contract Value in the Investment Divisions.

Liquidity Option	0.25%

[5]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[6]
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.41%

More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about the Funds’ Advisers, Administrators, and Sub-Advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/American Funds Balanced	0.79%	A	0.30%	0.15%	A,H	0.00%	1.24%	(0.30%)	C	0.94%	A,C,K
JNL/American Funds® Blue Chip Income and Growth	0.96%	A	0.30%	0.14%	A,H	0.00%	1.40%	(0.38%)	C	1.02%	A,C,K
JNL/American Funds Capital Income Builder	1.02%	A	0.30%	0.15%	A,H	0.00%	1.47%	(0.51%)	A,C	0.96%	A,C,K

5

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/American Funds Capital World Bond	1.13%	A	0.30%	0.16%	A,H	0.00%	1.59%	(0.52%)	A,C	1.07%	A,C,K
JNL/American Funds Global Growth	1.17%	A	0.30%	0.15%	A,H	0.00%	1.62%	(0.50%)	C	1.12%	A,C,K
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	0.16%	A,H	0.00%	1.81%	(0.50%)	C	1.31%	A,C,K
JNL/American Funds Growth	0.97%	A	0.30%	0.14%	A,H	0.00%	1.41%	(0.45%)	C	0.96%	A,C,K
JNL/American Funds Growth-Income	0.81%	A	0.30%	0.14%	A,G	0.00%	1.25%	(0.30%)	C	0.95%	A,C,K
JNL/American Funds International	1.22%	A	0.30%	0.16%	A,H	0.00%	1.68%	(0.50%)	C	1.18%	A,C,K
JNL/American Funds New World	1.64%	A	0.30%	0.17%	A,H	0.00%	2.11%	(0.83%)	A,C	1.28%	A,C,K
JNL/AQR Large Cap Relaxed Constraint Equity	0.69%		0.30%	0.75%	I	0.00%	1.74%	0.00%	D	1.74%	D
JNL/DFA Growth Allocation	0.20%		0.30%	0.15%	I	0.29%	0.94%	(0.12%)	M	0.82%	M,K
JNL/DFA Moderate Growth Allocation	0.20%		0.30%	0.15%	I	0.27%	0.92%	(0.10%)	M	0.82%	M,K
JNL/Franklin Templeton Growth Allocation	0.55%		0.30%	0.16%	I	0.05%	1.06%	(0.01%)	N	1.05%	K,N
JNL/JPMorgan Global Allocation	0.60%		0.30%	0.18%	I	0.19%	1.27%	(0.17%)	E	1.10%	E,K
JNL/Vanguard Capital Growth	0.85%	A	0.30%	0.11%	A,H	0.00%	1.26%	(0.33%)	C	0.93%	A,C,K
JNL/Vanguard Equity Income	0.81%	A	0.30%	0.12%	A,H	0.00%	1.23%	(0.34%)	C	0.89%	A,C,K
JNL/Vanguard International	1.03%	A	0.30%	0.13%	A,H	0.00%	1.46%	(0.48%)	C	0.98%	A,C,K
JNL/Vanguard Small Company Growth	0.93%	A	0.30%	0.11%	A,H	0.00%	1.34%	(0.35%)	C	0.99%	A,C,K
JNL/Vanguard Global Bond Market Index	0.20%		0.30%	0.15%	I	0.07%	0.72%	(0.06%)	D	0.66%	D,K
JNL/Vanguard International Stock Market Index	0.20%		0.30%	0.15%	I	0.08%	0.73%	(0.03%)	D	0.70%	D,K
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%	0.10%	H	0.04%	0.64%	(0.04%)	D	0.60%	D,K

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Multi-Manager Alternative	1.19%	0.30%	0.56%	J	0.09%	2.14%
JNL Multi-Manager Emerging Markets Equity	0.77%	0.30%	0.15%	I	0.01%	1.23%
JNL Multi-Manager International Small Cap	0.75%	0.30%	0.16%	I	0.00%	1.21%
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	I	0.00%	1.09%
JNL Multi-Manager Small Cap Growth	0.56%	0.30%	0.11%	H	0.01%	0.98%
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.11%	H	0.01%	1.09%
JNL iShares Tactical Growth	0.20%	0.30%	0.15%	I	0.21%	0.86%
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	I	0.16%	0.81%
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.15%	I	0.19%	0.84%
JNL/American Funds Growth Allocation	0.18%	0.30%	0.16%	I	0.41%	1.05%
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	I	0.40%	1.04%
JNL/AQR Large Cap Defensive Style	0.40%	0.30%	0.16%	I	0.01%	0.87%
JNL/AQR Managed Futures Strategy	0.80%	0.30%	0.16%	I	0.05%	1.31%	K
JNL/BlackRock Advantage International	0.55%	0.30%	0.16%	I	0.01%	1.02%
JNL/BlackRock Global Allocation	0.57%	0.30%	0.16%	I	0.00%	1.03%	K
JNL/BlackRock Global Natural Resources	0.55%	0.30%	0.15%	I	0.00%	1.00%

6

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	H	0.00%	0.87%
JNL/Boston Partners Global Long Short Equity	1.10%	0.30%	1.00%	I	0.01%	2.41%
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	I	0.00%	0.97%
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.15%	I	0.01%	0.96%
JNL/DFA International Core Equity	0.45%	0.30%	0.16%	I	0.00%	0.91%	K
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	H	0.00%	0.80%
JNL/DFA U.S. Small Cap	0.55%	0.30%	0.15%	I	0.00%	1.00%	K
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.10%	H	0.00%	0.77%
JNL/DoubleLine® Emerging Markets Fixed Income	0.62%	0.30%	0.15%	I	0.01%	1.08%	K
JNL/DoubleLine® Shiller Enhanced CAPE®	0.56%	0.30%	0.16%	I	0.01%	1.03%	K
JNL/DoubleLine® Total Return	0.42%	0.30%	0.10%	H	0.01%	0.83%
JNL/Fidelity Institutional Asset Management® Total Bond	0.39%	0.30%	0.10%	H	0.01%	0.80%	K
JNL/First State Global Infrastructure	0.69%	0.30%	0.16%	I	0.00%	1.15%
JNL/Franklin Templeton Global Multisector Bond	0.57%	0.30%	0.15%	I	0.03%	1.05%
JNL/Franklin Templeton Income	0.52%	0.30%	0.11%	H	0.01%	0.94%
JNL/Franklin Templeton International Small Cap	0.79%	0.30%	0.16%	I	0.01%	1.26%
JNL/GQG Emerging Markets Equity	0.90%	0.30%	0.16%	I	0.00%	1.36%
JNL/Harris Oakmark Global Equity	0.68%	0.30%	0.15%	I	0.00%	1.13%	K
JNL/Heitman U.S. Focused Real Estate	0.65%	0.30%	0.15%	I	0.00%	1.10%
JNL/Invesco Diversified Dividend	0.53%	0.30%	0.15%	I	0.02%	1.00%
JNL/Invesco Global Real Estate	0.59%	0.30%	0.16%	I	0.00%	1.05%
JNL/Invesco International Growth	0.52%	0.30%	0.16%	I	0.01%	0.99%
JNL/Invesco Small Cap Growth	0.65%	0.30%	0.11%	H	0.00%	1.06%
JNL/JPMorgan Growth & Income	0.50%	0.30%	0.11%	H	0.01%	0.92%	K
JNL/JPMorgan Hedged Equity	0.50%	0.30%	0.16%	I	0.00%	0.96%
JNL/JPMorgan MidCap Growth	0.51%	0.30%	0.10%	H	0.01%	0.92%
JNL/JPMorgan U.S. Government & Quality Bond	0.29%	0.30%	0.11%	H	0.01%	0.71%
JNL/Lazard International Strategic Equity	0.70%	0.30%	0.15%	I	0.01%	1.16%
JNL/Loomis Sayles Global Growth	0.55%	0.30%	0.15%	I	0.00%	1.00%
JNL/Lord Abbett Short Duration Income	0.35%	0.30%	0.15%	I	0.00%	0.80%
JNL/Mellon Bond Index	0.16%	0.30%	0.10%	H	0.01%	0.57%
JNL/Mellon Communication Services Sector	0.21%	0.30%	0.16%	I	0.00%	0.67%
JNL/Mellon Consumer Discretionary Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Consumer Staples Sector	0.22%	0.30%	0.17%	I	0.00%	0.69%
JNL/Mellon DowSM Index	0.18%	0.30%	0.17%	I	0.00%	0.65%
JNL/Mellon Emerging Markets Index	0.25%	0.30%	0.18%	I	0.00%	0.73%
JNL/Mellon Energy Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Equity Income	0.45%	0.30%	0.16%	I	0.00%	0.91%
JNL/Mellon Financial Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Healthcare Sector	0.17%	0.30%	0.16%	I	0.00%	0.63%
JNL/Mellon Index 5	0.00%	0.30%	0.06%	F	0.27%	0.63%
JNL/Mellon Industrials Sector	0.23%	0.30%	0.17%	I	0.00%	0.70%
JNL/Mellon Information Technology Sector	0.17%	0.30%	0.17%	I	0.00%	0.64%
JNL/Mellon International Index	0.16%	0.30%	0.17%	I	0.00%	0.63%
JNL/Mellon Materials Sector	0.24%	0.30%	0.17%	I	0.00%	0.71%
JNL/Mellon MSCI KLD 400 Social Index	0.25%	0.30%	0.20%	I	0.00%	0.75%
JNL/Mellon MSCI World Index	0.19%	0.30%	0.18%	I	0.00%	0.67%

7

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Nasdaq® 100 Index	0.17%	0.30%	0.20%	I	0.00%	0.67%
JNL/Mellon Real Estate Sector	0.21%	0.30%	0.17%	I	0.00%	0.68%
JNL/Mellon S&P 400 MidCap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon S&P 500 Index	0.11%	0.30%	0.12%	G	0.00%	0.53%
JNL/Mellon Small Cap Index	0.14%	0.30%	0.13%	H	0.00%	0.57%
JNL/Mellon Utilities Sector	0.20%	0.30%	0.16%	I	0.00%	0.66%
JNL/MFS Mid Cap Value	0.55%	0.30%	0.11%	H	0.00%	0.96%
JNL/Morningstar Wide Moat Index	0.20%	0.30%	0.27%	I	0.00%	0.77%
JNL/Neuberger Berman Commodity Strategy	0.45%	0.30%	0.15%	I	0.03%	0.93%
JNL/Neuberger Berman Strategic Income	0.48%	0.30%	0.16%	I	0.00%	0.94%
JNL/PIMCO Income	0.49%	0.30%	0.15%	I	0.00%	0.94%
JNL/PIMCO Investment Grade Credit Bond	0.35%	0.30%	0.27%	H	0.00%	0.92%
JNL/PIMCO Real Return	0.38%	0.30%	0.99%	H	0.00%	1.67%
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.16%	I	0.01%	0.93%
JNL/PPM America High Yield Bond	0.33%	0.30%	0.11%	H	0.02%	0.76%
JNL/PPM America Total Return	0.39%	0.30%	0.11%	H	0.01%	0.81%
JNL/RAFI® Fundamental Asia Developed	0.19%	0.30%	0.19%	I	0.00%	0.68%	K
JNL/RAFI® Fundamental Europe	0.19%	0.30%	0.20%	I	0.00%	0.69%	K
JNL/RAFI® Fundamental U.S. Small Cap	0.18%	0.30%	0.20%	I	0.00%	0.68%	K
JNL/RAFI® Multi-Factor U.S. Equity	0.17%	0.30%	0.19%	I	0.00%	0.66%	K
JNL/T. Rowe Price Balanced	0.55%	0.30%	0.15%	I	0.00%	1.00%
JNL/T. Rowe Price Capital Appreciation	0.53%	0.30%	0.15%	L	0.00%	0.98%
JNL/T. Rowe Price Established Growth	0.43%	0.30%	0.10%	G	0.00%	0.83%
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	H	0.00%	0.71%
JNL/T. Rowe Price U.S. High Yield	0.52%	0.30%	0.15%	I	0.01%	0.98%	K
JNL/T. Rowe Price Value	0.47%	0.30%	0.10%	H	0.00%	0.87%	K
JNL/Vanguard Growth ETF Allocation	0.20%	0.30%	0.15%	I	0.06%	0.71%	K
JNL/Vanguard Moderate ETF Allocation	0.20%	0.30%	0.15%	I	0.06%	0.71%	K
JNL/Vanguard Moderate Growth ETF Allocation	0.20%	0.30%	0.15%	I	0.06%	0.71%	K
JNL/WCM Focused International Equity	0.67%	0.30%	0.15%	I	0.01%	1.13%
JNL/Westchester Capital Event Driven	1.05%	0.30%	0.49%	H	0.22%	2.06%
JNL/WMC Balanced	0.32%	0.30%	0.10%	G	0.01%	0.73%
JNL/WMC Government Money Market	0.16%	0.30%	0.11%	H	0.00%	0.57%	K, O
JNL/Goldman Sachs Competitive Advantage	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/Goldman Sachs Dividend Income & Growth	0.25%	0.30%	0.10%	H	0.00%	0.65%
JNL/Goldman Sachs Intrinsic Value	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/Goldman Sachs Total Yield	0.26%	0.30%	0.11%	H	0.00%	0.67%
JNL/Goldman Sachs 4	0.00%	0.30%	0.05%	F	0.36%	0.71%
JNL/Goldman Sachs International 5	0.30%	0.30%	0.15%	I	0.00%	0.75%
JNL Conservative Allocation	0.13%	0.30%	0.05%	F	0.70%	1.18%	K
JNL Moderate Allocation	0.12%	0.30%	0.05%	F	0.73%	1.20%	K
JNL Moderate Growth Allocation	0.09%	0.30%	0.05%	F	0.74%	1.18%
JNL Growth Allocation	0.09%	0.30%	0.05%	F	0.75%	1.19%
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	F	0.76%	1.21%

A	Fees and expenses at the Master Fund level for Class I shares of each respective Fund are as follows:

8

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.31%.
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.43%.
JNL/American Funds Capital Income Builder Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.54%; Contractual Fee Waiver and/or Expense Reimbursement: (0.26%); Net Total Annual Portfolio Operating Expenses: 0.28%.
JNL/American Funds Capital World Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.59%; Contractual Fee Waiver and/or Expense Reimbursement: (0.09%); Net Total Annual Portfolio Operating Expenses: 0.50%.
JNL/American Funds Global Growth Fund: Management Fee: 0.52%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.57%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth Fund: Management Fee: 0.32%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.36%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.30%.
JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.55%.
JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.07%; Total Annual Portfolio Operating Expenses: 0.77%; Contractual Fee Waiver and/or Expense Reimbursement: (0.18%); Net Total Annual Portfolio Operating Expenses: 0.59%.
JNL/Vanguard Capital Growth Fund: Management Fee: 0.32%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.34%.
JNL/Vanguard Equity Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.30%.
JNL/Vanguard International Fund: Management Fee: 0.35%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.38%.
JNL/Vanguard Small Company Growth: Management Fee: 0.30%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.32%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its administrative fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

C
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

D
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a varying portion of its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

F	"Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

G	"Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

9

H	"Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

I	"Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

J	"Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

K	Expense Information has been restated to reflect current fees.

L	"Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

M
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

N
JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

O
JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund expenses, and optional endorsement charges.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost of the optional Liquidity Option in years in which a Contract with the Liquidity Option would incur more costs than a Contract without the Liquidity Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,023	$1,635	$2,216	$4,172
If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,023	$1,207	$2,032	$4,172
* Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract’s Issue Date.

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If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$398	$1,207	$2,032	$4,172

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of the Accumulation Units for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits can be found in Appendix C. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional benefit charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the values of the Accumulation Units. Information about the Separate Account charges and charges for optional benefits can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson of NY’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85.

Your Contract Value may be allocated to

•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contracts. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Jackson of NY Service Center for help and more information.

The Contracts are flexible Premium variable and fixed deferred annuities and may be issued as either an individual or a group contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

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JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the investment adviser and administrator for Jackson Variable Series Trust, JNL Series Trust, and JNL Variable Fund LLC. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Jackson of NY Service Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option.

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (currently, five and seven year periods are available, but we also may make available one and three year periods), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. We reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option except as described herein under “End of Fixed Account Option Periods”; and election of any option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable state nonforfeiture law. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson of NY declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If

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you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate, defined below. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Jackson of NY Service Center.

Interest Rate Adjustment. An Interest Rate Adjustment may apply to amounts withdrawn, or transferred from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Interest Rate Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal or transfer. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Interest Rate Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Interest Rate Adjustment. The ‘current new business interest rate’ is 0.25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal or transfer, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available on a new Fixed Account Option at the time of your withdrawal or transfer is higher than the base interest rate declared at your allocation to a Fixed Account Option, a downward adjustment to the amount withdrawn or transferred may apply, which would reduce the amount paid or transferred. If the base interest rate credited to a new Fixed Account Option at the time of withdrawal or transfer is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, an upward adjustment to the amount withdrawn or transferred may apply, which would increase the amount paid or transferred. There will be no Interest Rate Adjustment if the two rates are the same. An Interest Rate Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Interest Rate Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount paid or transferred, in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that (as described above) is added when determining the current new business interest rate.

Also, there is no Interest Rate Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; annuitizations; amounts withdrawn on the Latest Income Date (the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law, or regulation); amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, or transfer from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law. The Fixed Amount minimum value for any Fixed Account Option is Premium (net of any applicable Premium tax) and transfers allocated to the Fixed Account Option, less transfers, withdrawals, and charges, including withdrawal charges, from the Fixed Account Option, accumulated at the Fixed Account minimum interest rate, less any recapture charges or tax due. In the case of a partial withdrawal or transfer from a Fixed Account Option, your Contract will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Interest Rate Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Interest Rate Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Interest Rate Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Interest Rate Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Interest Rate Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account

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and Fixed Account minimum value, and no negative Interest Rate Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Interest Rate Adjustment, if otherwise applicable. (There is no Interest Rate Adjustment on amounts taken from the one-year Fixed Account Option at any time.) If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the shortest period that is then available. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date.

Additional Information Concerning the One-Year Fixed Account Option. The one-year Fixed Account Option is not currently available. If we make it available in the future, the following provisions will apply. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” beginning on page 41 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special interest rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. The DCA+ Fixed Account Option is not available if you select the Liquidity Option. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.

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All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest may be known as a “Fund of Funds” or as Funds investing in other “Underlying Funds” or investing in ETFs. Funds offered in a multi-tiered structure may have higher expenses than direct investments in the Underlying Funds or ETFs. You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust and Jackson Variable Series Trust for more information.

JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL iShares Tactical Growth Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/JPMorgan Global Allocation Fund
JNL/Mellon Index 5 Fund
JNL/Goldman Sachs 4 Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth ETF Allocation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the applicable Fund.

Important information regarding the Investment Division investing in the JNL/Vanguard Small Company Growth Fund:
As of June 24, 2019 (the “Effective Date”), the JNL/Vanguard Small Company Growth Investment Division stopped accepting any additional allocations or transfers. If as of the Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the JNL/Vanguard Small Company Growth Investment Division, you can continue to include the JNL/Vanguard Small Company Growth Investment Division under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the JNL/Vanguard Small Company Growth Investment Division under the program. The JNL/Vanguard Small Company Growth Investment Division is not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to the JNL/Vanguard Small Company Growth Investment Division, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to the JNL/Vanguard Small Company Growth Investment Division prior to our receipt of new allocation

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instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. Amounts invested in the JNL/Vanguard Small Company Growth Investment Division as of the Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/Vanguard Small Company Growth Investment Division, you will not be able to transfer back in.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Asset Allocation Fund SM (“Master Fund”). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds ® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Blue Chip Income and Growth Fund SM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Capital Income Builder Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks to provide both a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital. The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities).

JNL/American Funds Capital World Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Capital World Bond Fund SM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund )
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Global Growth Fund SM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging

16

market countries. Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers domiciled outside of the United States.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Global Small Capitalization Fund SM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund )
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Growth Fund SM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - International FundSM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - New World Fund ® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings

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growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Ltd (Schroder Investment Management North America Inc. ( sub-adviser to the Master Fund ), investment advisers to the Master Fund )
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”) (Please Note: The Investment Division investing in the JNL/Vanguard Small Company Growth Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Investors Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Investors Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)

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Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Investors Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Alternative Fund
Jackson National Asset Management, LLC (and BlueBay Asset Management LLP (and sub-sub-adviser, BlueBay Asset Management USA LLC); DoubleLine Capital LP; First Pacific Advisors, LP; Lazard Asset Management, LLC; Loomis, Sayles & Company L.P.; Westchester Capital Management, LLC; Western Asset Management Company; and Boston Partners Global Investors, Inc.)
Seeks long term growth of capital by allocating among a variety of alternative strategies managed by unaffiliated investment managers who may implement the following principal investment strategies: equity long/short strategies, event driven and merger arbitrage strategies, relative value strategies and global macro strategies.

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JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund)
Jackson National Asset Management, LLC (and Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc.; WCM Investment Management, LLC; and Wellington Management Company LLP)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager International Small Cap Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Nuance Investments, LLC; and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP; Cooke & Bieler L.P.; WCM Investment Management, LLC; and Reinhart Partners, Inc.)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by five unaffiliated investment managers.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Defensive Style Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)

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Seeks total return, which consists of capital appreciation and income, by pursuing a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/AQR Managed Futures Strategy Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Advantage International Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks to provide long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE ® Index and derivatives that are tied economically to securities of the Index. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Limited)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.)

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Seeks long-term growth of capital by investing in stocks identified by the Sub-Adviser as undervalued and takes short positions in stocks that the Sub-Adviser has identified as overvalued. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc., as well as Class I shares of JNL/DFA International Core Equity Fund. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA International Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks to achieve long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small-capitalization, value, and high-profitability companies as compared to their representation in the International Universe.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc., as well as Class I shares of JNL/DFA International Core Equity Fund. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. universe, as defined by the Sub-Adviser. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

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JNL/DFA U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by using a market capitalization weighted approach, purchasing a broad and diverse group of the common stocks of U.S. small-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-cap companies.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return in excess of the Shiller Barclays CAPE ® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/DoubleLine ® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities.

JNL/Fidelity Institutional Asset Management ® Total Bond Fund
Jackson National Asset Management, LLC (and FIAM LLC)
Seeks a high level of current income by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

JNL/First State Global Infrastructure Fund
Jackson National Asset Management, LLC (and Colonial First State Asset Management (Australia) Limited)
Seeks total return through growth of capital and inflation-protected income by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and

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securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Growth Allocation Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc. and sub-sub-advisers: Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited)
Seeks long-term total return that is consistent with an acceptable level of risk by investing in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries. Under normal market conditions, the Sub-Adviser uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in investments of smaller companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

JNL/Goldman Sachs 4 Fund (formerly, JNL/S&P 4 Fund)
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/Goldman Sachs Competitive Advantage Fund;

➢	25% in JNL/Goldman Sachs Dividend Income & Growth Fund;

➢	25% in JNL/Goldman Sachs Intrinsic Value Fund; and

➢	25% in JNL/Goldman Sachs Total Yield Fund.

JNL/Goldman Sachs Competitive Advantage Fund (formerly, JNL/S&P Competitive Advantage Fund)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/Goldman Sachs Dividend Income & Growth Fund (formerly, JNL/S&P Dividend Income & Growth Fund)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500 ® Index that have attractive dividend yields and strong capital structures as determined by Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs International 5 Fund (formerly, JNL/S&P International 5 Fund)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies. The Fund allocates all of its net assets in the following strategies:

➢	S&P Asia Pac Ex Japan Strategy

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➢	S&P Canada Strategy

➢	S&P Europe Strategy

➢	S&P Japan Strategy

➢	S&P Middle East Strategy

JNL/Goldman Sachs Intrinsic Value Fund (formerly, JNL/S&P Intrinsic Value Fund)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/Goldman Sachs Total Yield Fund (formerly, JNL/S&P Total Yield Fund)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500 ® Index that generate positive cash flow and have a strong track record, as determined by Goldman Sachs Asset Management, L.P. of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/GQG Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and GQG Partners, LLC)
Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity securities of emerging market companies.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Heitman U.S. Focused Real Estate Fund
Jackson National Asset Management, LLC (and Heitman Real Estate Securities LLC)
Seeks to achieve long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 30% in emerging markets securities.

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JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies. The Fund invests primarily in equity securities, the principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan Global Allocation Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc. and Ivy Investment Management Company)
Seeks to maximize long-term total return by allocating among strategies managed by unaffiliated investment managers, Ivy Investment Management Company and J.P. Morgan Investment Management Inc.. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

JNL/JPMorgan Growth & Income Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term and to earn income from dividends by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index.

JNL/JPMorgan Hedged Equity Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund uses an “enhanced index” strategy to invest in these equity securities, which primarily consist of common stocks of medium to large capitalization U.S. companies. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”).

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

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Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Loomis Sayles Global Growth Fund
Jackson National Asset Management, LLC (and Loomis, Sayles & Company, L.P.)
Seeks long-term growth of capital by investing primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

JNL/Lord Abbett Short Duration Income Fund
Jackson National Asset Management, LLC (and Lord, Abbett & Co. LLC)
Seeks a high level of income consistent with preservation of capital by investing primarily in various types of short-duration debt (or fixed-income) securities. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in investment-grade debt securities of various types.

JNL/Mellon Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Communication Services Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Communication Services Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Dow SM Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the

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amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index, including depositary receipts representing securities of the Index.

JNL/Mellon Energy Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Equity Income Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/Mellon Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon S&P 500 Index Fund;

➢	20% in the JNL/Mellon S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Small Cap Index Fund;

➢	20% in the JNL/Mellon International Index Fund; and

➢	20% in the JNL/Mellon Bond Index Fund.

JNL/Mellon Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Information Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon International Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the MSCI Europe Australasia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the Index. Under normal circumstances, the Fund

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invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index in order to provide long-term capital growth.

JNL/Mellon Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon MSCI World Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to track the characteristics of each country within the Index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index.

JNL/Mellon Nasdaq ® 100 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ 100 Index ® . The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index in order to provide long-term capital growth.

JNL/Mellon S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the S&P 500 ® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the Index in order to provide long-term capital growth.

JNL/Mellon Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index.

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JNL/Mellon Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations. The Fund normally invests its assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (“REITs”), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

JNL/Morningstar Wide Moat Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return by tracking the performance, net of expenses, of the Morningstar ® Wide Moat Focus Index SM . The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

JNL/Neuberger Berman Commodity Strategy Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks total return by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals. The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Investment Grade Credit Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment

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purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed-income instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities (“junk bonds”) and related investments that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt rated below BBB- or Baa3 by at least major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/RAFI® Fundamental Asia Developed Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the RAFI ® Fundamental Asia Developed Index by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/RAFI® Fundamental Europe Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the RAFI ® Fundamental Europe Index by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/RAFI® Fundamental U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the RAFI ® Fundamental U.S. Small Company Index by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/RAFI® Multi-Factor U.S. Equity Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the RAFI ® Multi-Factor U.S. Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index.

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The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/T. Rowe Price Balanced Fund (formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund)
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities by investing approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund will invest at least 25% of its total assets in fixed income senior securities and may invest up to 35% of its total assets in foreign securities. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The Sub-Adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

JNL/T. Rowe Price U.S. High Yield Fund (formerly, JNL/Crescent High Income Fund)
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks total return, with a secondary objective of current income by investing at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency, or, if not rated by any major credit rating agency, deemed to be below investment grade by the Sub-Adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC

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Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing primarily in companies outside the United States. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund primarily employs investment strategies designed to capture price movements generated by specific events including, but not

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limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities).

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust carefully before investing.

The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectus for the JNL Series Trust may also be obtained at no charge by calling 1-800-599-5651 (Jackson of NY Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. Charges for an optional benefit are deducted only if you elect the optional benefit. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

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Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 0.85% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to waive the withdrawal charge in the event of the Owner’s death.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require. Transfers made in connection with Investment Divisions under the Guidance Model Portfolios are treated the same as other transfers with respect to the charges and waivers described above. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 52.

Withdrawal Charge (not applicable for Contracts with the Liquidity Option). At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn),

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts), and

•
the free withdrawal amount. The free withdrawal is equal to 10% of Remaining Premium during each Contract Year that would otherwise incur a withdrawal charge, minus earnings. The free withdrawal may be taken once or in segments throughout the Contract Year. Any amount withdrawn to satisfy a required minimum distribution reduces the amount of available free withdrawal.

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount),

•
withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay withdrawal charges, will be subject to the withdrawal charge), and

•	amounts withdrawn in a full withdrawal, including amounts necessary to pay withdrawal charges.

The amount of the withdrawal charge deducted varies according to the following schedule and is based on Completed Years following each Premium:

Withdrawal Charge (as a percentage of Remaining Premium):

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Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+

	6.5%	6.0%	5.0%	4.0%	3.0%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. If you request a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any free withdrawal taken reduces Contract Value but does not reduce Remaining Premium. As a result, if you take a full withdrawal, you may incur a withdrawal charge on all Remaining Premium that was not previously charged as a result of any free withdrawals you took prior to the full withdrawal.

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the withdrawal charge assessed on your partial withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable charges and adjustments, including withdrawal charges and taxes will be applied to your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable charges and adjustments, including withdrawal charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, withdrawal charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no withdrawal charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a withdrawal charge (inclusive of the withdrawal charge amount) plus the amount of Premium withdrawn that is no longer subject to a withdrawal charge.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract’s income phase;

•	death benefits; or

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the withdrawal charge).

We may reduce or waive the withdrawal charge when the Contract is purchased by employees, agents and financial representatives of the Company or its affiliates. These transactions will be conducted in a non-discriminatory manner and under circumstances that reduce our sales expenses.

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals. Charges are deducted daily as part of the calculation of the value of the Accumulation Units. We stop deducting this charge on the date you annuitize.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectus for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 5.

Premium Taxes. Your state may charge us Premium taxes or other similar taxes of up to 2% of a Premium payment. When required, we pay these taxes and may make a deduction from your Contract Values for them. Currently, Premium taxes do not apply.

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Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson of NY and its parent, Jackson National Life Insurance Company (“Jackson”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a “Financial Institution,” collectively “Financial Institutions”). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 6% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson of NY or our affiliates may make payments to Financial Institutions in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson of NY or our affiliates may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges.

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The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2019 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $18.5 million.

Cambridge Investment Research, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Commonwealth Financial Network
Kestra Investment Services, LLC
Lincoln Financial Advisors
LPL Financial LLC
MML Investors Services, LLC
Morgan Stanley
Park Avenue Securities LLC
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
Stifel Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Clearing Services, LLC
Woodbury Financial Services, Inc.
Please see Appendix B for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2019 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of the Distributor and/or Jackson of NY or our affiliates who are responsible for providing services to Financial Institutions. These employees are generally referred to as “wholesalers” and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

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PURCHASES

Minimum Initial Premium:

•	$25,000 under most circumstances

•	$25,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account, if available. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

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Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The base Contract has different values of Accumulation Units than a Contract with the Liquidity Option, based on the differing amount of charges applied in calculating the values of Accumulation Units.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium payment and all required information in Good Order will be used for initial pricing of your Contract Values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Interest Rate Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

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•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract Year:

◦	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

◦	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of

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the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/WMC Government Money Market Investment Division and the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Jackson of NY Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

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What You Can Do and How. You may make transfers by telephone or through the Internet if you elect to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

You may elect to make partial withdrawals by telephone, provided that we have received your prior written authorization to take instructions over the telephone. The amount of the withdrawal requested cannot exceed 80% of the Contract Value, up to a gross maximum withdrawal of $50,000. Telephone withdrawal requests may only be made by the Owner(s). We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s value of an Accumulation Unit for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Jackson of NY Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or full withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. When you make a full withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 36. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a

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Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing but, under certain circumstances, partial withdrawals by telephone are permitted. For more information, please see “Telephone and Internet Transactions” above. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 49.

Liquidity Option. If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option must be selected at issue. This option removes the five year withdrawal charge schedule that would otherwise apply. You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option. The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment. The charge for the Liquidity Option applies until the date you annuitize whether or not you take any withdrawals.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

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INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option, but the Income Date must be at least 13 months after the Contract’s Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the Contract Value allocated to the variable and fixed options on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

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We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you die prior to the date the second payment is due. If the Annuitant dies after the Income Date but prior to the first income payment being paid, the amount applied to this income option will be paid to the Owner or the Owner’s Beneficiaries.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor. If both Annuitants die after the Income Date but prior to the first payment being paid, the amount applied to this income option will be paid to the Owner or the Owner’s Beneficiaries.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive the death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Payout Options. The death benefit can be paid under one of the following payout options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

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•
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death; or

•
the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre- s elected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

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Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 50.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges. The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income

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payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

As of 2013, the taxable portion of distributions from a non-qualified annuity contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

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•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. In a series of Private Letter Rulings, the Internal Revenue Service has held that the payment of investment adviser fees from a contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 129 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in

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the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.
Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a “Source Option”). Investment Divisions under a Guidance Model Portfolio also are available as Designated Options and Source Options. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

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There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. DCA+ is subject to current availability. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

The DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson of NY representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division into other Investment Divisions and Fixed Account Options. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Guidance Model Portfolios. The Elite Access Guidance Model Portfolios may be offered to you through your representative at no additional cost to assist in diversifying your investment across various asset classes of the available Investment Divisions (the “Guidance Model Portfolios” or “Models”). The Guidance Model Portfolios allow you to choose from ten Models designed to assist in meeting your stated investment goals. Each Guidance Model Portfolio is comprised of a carefully selected combination of Investment Divisions representing various asset classes. The Models allocate among the various asset classes to attempt to match certain combinations of investors’ investment time horizon and risk tolerance. Please consult your Jackson of NY representative for more information about investment based on the Guidance Model Portfolios.

Electing a Guidance Model Portfolio

Your representative is available to assist you in electing a Guidance Model Portfolio when you purchase your variable annuity or if after Contract issue. You should determine, with the assistance of your representative, as needed, which Model is most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Model by notifying your representative who will advise you on how to execute your decision.

You may also choose to invest gradually into a Guidance Model Portfolio through the Dollar Cost Averaging (DCA) program. Please see “Dollar Cost Averaging” above.

You may invest in more than one Guidance Model Portfolio at a time and also invest in other Investment Divisions that are not part of the Guidance Model Portfolios. If you split your investment in one or more Guidance Model Portfolios, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Additionally, if you invest in any Investment Divisions in addition to investing in a Guidance Model Portfolio, such an investment may not be or remain consistent with the Guidance Model Portfolio’s intended objectives you selected. Therefore, if you invest in a Guidance Model Portfolio, you should speak with your representative before investing in other Investment Divisions that are not part of the Guidance Model Portfolios.

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You may request withdrawals, as permitted by your Contract, which will be taken proportionately from each of the allocations in the selected Guidance Model Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Investment Divisions in the Guidance Model Portfolio, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Withdrawals may be subject to a withdrawal charge and the usual tax consequences apply.

As further discussed with your representative, you can transfer 100% of your investment from each Guidance Model Portfolio to other Guidance Model Portfolios at any time; you will be transferred into the then current Models available. As a result of your transfer, you will need to update your allocation instructions on file with respect to subsequent Premium payments and, if applicable, DCA allocation instructions and Rebalancing instructions, if you want to reflect your new Model selection. Transfers where allocation and balancing instructions are not applicable, such as transfers of partial investments in a Model or transfers to multiple Models will require more detailed accompanying new instructions. Transfers in excess of 25 in a Contract Year may be subject to a charge (see “Transfer Charge” on page 36).

New Guidance Model Portfolios may be configured from time to time. The existing Models will remain unchanged. Thus, once you invest in a Model, the percentages of your Contract Value allocated to each Investment Division within the selected Model will not be changed by us. Any subsequent Premium payments will be invested in the same Guidance Model Portfolio as your existing Model and will not be invested in the then current Guidance Model Portfolios allocations, unless we receive specific written instructions to change to a new Guidance Model Portfolio. Your representative can provide you with information regarding the availability and nature of any new Guidance Model Portfolios and your selection of ones that meet your needs and goals. You should speak with your representative about how to keep the Investment Division allocations in your Guidance Model Portfolio in line with your investment goals over time.

Please see “Dollar Cost Averaging” above and “Rebalancing” below.

A subsequent Premium payment will be invested in the same Guidance Model Portfolio as your current investment unless we receive different instructions from you. You should consult with your representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Rebalancing program instructions on file when you make a subsequent Premium payment. Consideration of your investment time horizon and other of your investment goals may be relevant to the selection of any or certain Portfolio Guidance Portfolios if you have elected the Liquidity Option.

You can elect to have your investment in the Guidance Model Portfolios rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Investment Divisions of the Model you selected. Over time, the Guidance Model Portfolio you select may no longer align with its original investment objective due to the effects of Investment Division performance and changes in the Investment Division’s investment objectives. Therefore, if you do not elect to have your investment in the Guidance Model Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your representative about how to keep your Guidance Model Portfolio’s allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying Funds invested in by the Investment Divisions in the Models may mean that, over time, the Models no longer are consistent with their original investment goals.

Important Information about the Guidance Model Portfolios

The Guidance Model Portfolios are not intended as investment advice about investing in the Investment Divisions, and we do not provide investment advice regarding whether a Guidance Model Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Guidance Model Portfolio. The Guidance Model Portfolios do not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Guidance Model Portfolios may have been built. Also, allocation to a single asset class may outperform a Model, so that you could have better investment returns investing in a single asset class than in a Guidance Model Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Investment Division chosen for a particular Guidance Model Portfolio will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Guidance Model Portfolios represent suggested allocations that are provided to you as general guidance through your representative. You should work with your representative in determining if one of the Guidance Model Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Guidance Model Portfolios can be obtained from your representative.

We reserve the right to change the Investment Divisions and/or allocations to certain Investment Divisions in each Model to the extent that Investment Divisions or the Funds in which they invest are liquidated, substituted, merged or otherwise reorganized.

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We reserve the right to modify, suspend or terminate the Guidance Model Portfolios at any time. You should consult your financial professional with respect to the current availability of Guidance Model Portfolios.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions (including Investment Divisions under Guidance Model Portfolios) and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. Upon receipt of your Contract, we will refund the full Premium allocated to the Fixed Accounts less any withdrawals from the Fixed Accounts including any fees or other charges, plus Contract Value in the Investment Divisions.

We will determine the Contract Value in the Investment Divisions as of the date the Contract is mailed to the Company or the date you return it to the selling agent. We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

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Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY’s parent) and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

STATEMENT OF ADDITIONAL INFORMATION REQUEST FORM
To obtain any of the following Statements of Additional Information (SAIs), please complete the form below and mail to:

Jackson of NY®
P. O. Box 24068
Lansing, MI 48909-4068
You can also request a copy of any of the following SAIs by calling our Jackson of NY Service Center at 1-800-599-5651.

Please send me a copy of the current SAI for (check all that apply):

❑	Elite Access® Brokerage Edition Variable and Fixed Annuity (NMV12792NY)

❑	JNL ® Series Trust (V3180)

❑	American Funds Insurance Series (CMX5460)

Please Print:
Name:
Address:
City:				State:	Zip Code:
Date:	/	/	Signed:

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APPENDIX A
TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ”, and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon Dow SM Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;

• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100® IndexTM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ®, and Nasdaq-100® IndexTM, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Nasdaq® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL/AMERICAN FUNDS BALANCED FUND, THE JNL/AMERICAN FUNDS CAPITAL INCOME BUILDER FUND, THE JNL/AMERICAN FUNDS GLOBAL GROWTH FUND, THE JNL/AMERICAN FUNDS GLOBAL

SMALL CAPITALIZATION FUND, THE JNL/AMERICAN FUNDS INTERNATIONAL FUND, THE JNL/AMERICAN FUNDS NEW WORLD FUND, THE JNL MULTI-MANAGER INTERNATIONAL SMALL CAP FUND, THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP DEFENSIVE STYLE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK ADVANTAGE INTERNATIONAL FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/BOSTON PARTNERS GLOBAL LONG SHORT EQUITY FUND, THE JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND, THE JNL/CLEARBRIDGE LARGE CAP GROWTH FUND, THE JNL/DFA INTERNATIONAL CORE EQUITY FUND, THE JNL/DFA INTERNATIONAL CORE EQUITY FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/DFA U.S. SMALL CAP FUND, THE JNL/FRANKLIN TEMPLETON INTERNATIONAL SMALL CAP FUND, THE JNL/GQG EMERGING MARKETS EQUITY FUND, THE JNL/HARRIS OAKMARK GLOBAL EQUITY FUND, THE JNL/HEITMAN U.S. FOCUSED REAL ESTATE FUND, THE JNL/INVESCO DIVERSIFIED DIVIDEND FUND, THE JNL/INVESCO INTERNATIONAL GROWTH FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN GLOBAL ALLOCATION FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/LAZARD INTERNTATIONAL STRATEGIC EQUITY FUND, THE JNL/LOOMIS SAYLES GLOBAL GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON INTERNATIONAL INDEX FUND, THE JNL/MELLON EMERGING MARKETS INDEX FUND, THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON MATERIALS SECTOR FUND, THE JNL/MELLON INDUSTRIALS SECTOR FUND, THE JNL/MELLON REAL ESTATE SECTOR FUND, THE JNL/MELLON MSCI WORLD INDEX FUND, THE JNL/MELLON COMMUNICATION SERVICES SECTOR FUND, THE JNL/MELLON CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON FINANCIAL SECTOR FUND, THE JNL/MELLON HEALTHCARE SECTOR FUND, THE JNL/MELLON ENERGY SECTOR FUND, THE JNL/MELLON INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/MELLON UTILITIES SECTOR FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, THE JNL/VANGUARD EQUITY INCOME FUND, JNL/VANGARD INTERNATIONAL FUND, AND THE JNL/WCM FOCUSED INTERNATIONAL EQUITY FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST

PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector ER USD Index to track corresponding or relative market performance.  Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued.  Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE™ US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN.  BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPETM US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE™ US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.
The JNL/RAFI ® Fundamental Europe Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, and JNL/RAFI Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index, RAFI Fundamental US Small Index, RAFI Fundamental Europe Index, and RAFI Fundamental Asia Developed Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

APPENDIX B

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2019 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corp.	Cambridge Investment Research, Inc.	First Allied Securities, Inc.
A.G.P./Alliance Global Partners	Cantella & Co., Inc.	First Citizens Investor Services, Inc.
Advanced Advisor Group, LLC	Cape Securities, Inc.	First Financial Equity Corporation
Advisory Group Equity Services Ltd.	Capital Financial Services, Inc.	First Heartland Capital, Inc.
Allegheny Investments, Ltd.	Capital Investment Group, Inc.	First Horizon Advisors, Inc.
Allen, Mooney & Barnes Brokerage Services, LLC	Capitol Securities Management, Inc.	First Western Securities, Inc.
	Centaurus Financial, Inc.	Foresters Equity Services, Inc.
Allstate Financial Services, LLC	Center Street Securities, Inc.	Fortune Financial Services, Inc.
American Equity Investment Corporation	Ceros Financial Services, Inc.	Founders Financial Securities LLC
American Independent Securities Group, LLC	Cetera Advisor Networks LLC	FSC Securities Corporation
	Cetera Advisors LLC	FTB Advisors, Inc.
American Portfolios Financial Services, Inc.	Cetera Financial Specialists LLC	G.A. Repple & Company
	Cetera Investment Services LLC	G.F. Investment Services, LLC
Ameriprise Financial Services, Inc.	CFD Investments, Inc.	G.W. Sherwold Associates, Inc
Ameritas Investment Company, LLC	Chalice Capital Partners, LLC	Garden State Securities, Inc.
APW Capital, Ltd.	Chelsea Financial Services	Geneos Wealth Management, Inc.
Arete Wealth Management, LLC	Citigroup Global Markets Inc.	GLP Investment Services, LLC
Arlington Securities, Inc.	Citizens Securities, Inc.	Gradient Securities, LLC
Arque Capital, Ltd.	Client One Securities LLC	GWN Securities, Inc.
Arvest Asset Management	Comerica Securities	H. Beck, Inc.
Associated Investment Services, Inc.	Commonwealth Financial Network	Halliday Financial, LLC
Ausdal Financial Partners, Inc.	Community America Financial Solutions, LLC	Hancock Whitney Investment Services Inc.
Avalon Investment & Securities Group, Inc.		Hantz Financial Services, Inc.
	Concorde Investment Services, LLC	Harbour Investments, Inc.
Avantax Investment Services, Inc.	Coordinated Capital Securities, Inc,	Harger & Company, Inc.
AXA Advisors, LLC	CoreCap Investments Inc.	Hazard & Siegel, Inc.
B. Riley Wealth Management	Crown Capital Securities, L.P.	Hefren-Tillotson, Inc.
BancWest Investment Services, Inc.	CUNA Brokerage Services, Inc.	Hightower Securities, LLC
Bankers Life Securities, Inc.	CUSO Financial Services, Inc.	Hilltop Securities Inc.
BB&T Investment Services, Inc.	Cutter & Company, Inc.	Hilltop Securities Independent Network Inc.
BB&T Securities, LLC	D. A. Davidson & Co.	Hornor, Townsend & Kent, LLC
BBVA Securities, Inc.	D.H. Hill Securities, LLP	Huntleigh Advisor, Inc.
BCG Securities, Inc.	Davenport & Company LLC	IBN Financial Services, Inc.
Benjamin F. Edwards & Company, Inc.	Dempsey Lord Smith, LLC	IFP Securities, LLC
Berthel, Fisher & Company Financial Services, Inc.	Edward Jones & Company	IFS Securities
	Despain Financial Corporation	Independence Capital Co., Inc.
BMO Harris Financial Advisers, Inc.	DFPG Investments, LLC	Independent Financial Group, LLC
BOK Financial Securities, Inc.	Dominion Investor Services, Inc.	Infinex Investments, Inc.
Brokers International Financial Services, LLC	Dorsey & Company, Inc.	Infinity Financial Services
	Edward Jones	Innovation Partners LLC
Brooklight Place Securities, Inc.	Equity Services, Inc.	Institutional Securities Corporation
Bruderman Brothers, LLC	Essex Financial Services, Inc.	International Assets Advisory, LLC
Cadaret, Grant & Co., Inc.	Feltl & Company	Investacorp, Inc.
Calton & Associates, Inc.	Fifth Third Securities, Inc.	Investment Planners, Inc.

Investment Professionals, Inc.	MWA Financial Services Inc.	Sigma Financial Corporation
Investors Capital Corp.	National Securities Corporation	Signator Investors, Inc
J.W. Cole Financial, Inc.	Nationwide Planning Associates Inc.	Signature Securities
Janney, Montgomery Scott LLC	Nationwide Securities, LLC	SII Investments, Inc.
J.J.B. Hilliard W.L. Lyons, LLC	Navy Federal Brokerage Services, LLC	Silver Oak Securities, Incorporated
K. W. Chambers & Company	Newbridge Securities Corporation	Snowden Account Services LLC
Kalos Capital, Inc.	Next Financial Group, Inc.	Sorrento Pacific Financial, LLC
Kestra Investment Services, LLC	Ni Advisors	Southeast Investments, N.C., Inc.
Key Investment Services	North Ridge Securities Corp.	Spire Securities, LLC
KMS Financial Services, Inc.	Northeast Securities, LLC	St. Bernard Financial Services, Inc.
Kovack Securities, Inc.	NPB Financial Group, LLC	Stifel Nicolaus & Company, Incorporated
Labrunerie Financial Services, Inc.	Oak Tree Securities, Inc.	Summit Brokerage Services, Inc.
Ladenburg Thalmann & Co. Inc	OFG Financial Services, Inc.	Supreme Alliance LLC
Lasalle St. Securities, L.L.C.	OneAmerica Securities, Inc.	Synovus Securities, Inc.
Leigh Baldwin & Co., LLC	Oppenheimer & Co. Inc.	Tandem Securities, Inc.
Liberty Partners Financial Services, LLC	Packerland Brokerage Services, Inc.	TD Ameritrade, Inc.
LifeMark Securities Corp.	Park Avenue Securities LLC	Taylor Capital Management
Lincoln Financial Advisors Corporation	Parkland Securities, LLC	TFS Securities, Inc.
Lincoln Financial Securities Corporation	Parsonex Securities, Inc.	The Huntington Investment Company
Lincoln Investment	Peak Brokerage Services, LLC	The Investment Center, Inc.
Lion Street Financial, LLC	People’s Securities, Inc.	The Leaders Group, Inc.
Lombard Securities Incorporated	Pershing LLC	The O.N. Equity Sales Company
Lowell & Company, Inc.	PlanMember Securities Corporation	The Strategic Financial Alliance, Inc.
LPL Financial Services	PNC Investments	The Windwill Group, Inc.
Lucia Securities, LLC	Principal Securities, Inc.	Thoroughbred Financial Services, LLC
M Griffith Investment Services	Private Client Services, LLC	Transamerica Financial Advisors, Inc.
M&T Securities, Inc.	ProEquities, Inc.	Triad Advisors LLC
M Holdings Securities, Inc.	Prospera Financial Services, Inc.	Trinity Wealth Securities, L.L.C.
M.S. Howells & Co.	Pruco Securities, LLC.	Trustmont Financial Group, Inc.
Mack Investment Securities, Inc.	PTS Brokerage, LLC	U.S. Bancorp Investment, Inc.
Madison Avenue Securities, LLC	Purshe Kaplan Sterling Investments	UBS Financial Services, Inc.
McDermott Investment Services, LLC	Questar Capital Corporation	Uhlmann Price Securities, LLC
McNally Financial Services Corporation	Raymond James & Associates, Inc.	UnionBanc Investment Services, LLC
Mercap Securities, LLC	Raymond James Financial Services, Inc.	United Brokerage Services, Inc.
Mercer Allied Company, L.P.	RBC Capital Markets, LLC	United Planners Financial Services of America a Limited Partner
Merrill Lynch, Pierce, Fenner & Smith Incorporated	Regulus Advisors, LLC
	Rhodes Securities, Inc.	USA Financial Securities Corporation
Michigan Securities LLC	Richard Brothers Securities	ValMark Securities, Inc.
Mid-Atlantic Capital Corporation	Robert W. Baird & Co. Incorporated	Variable Investment Advisors, Inc.
MMA Securities LLC	Rockefeller Financial LLC	Vanderbilt Securities, LLC
MML Investors Services, LLC	Royal Alliance Associates, Inc.	Veritas Independent Partner, LLC
Moloney Securities Co., Inc.	SA Stone Wealth Management Inc.	Voya Financial Advisors, Inc.
Money Concepts Capital Corp	Sagepoint Financial, Inc.	Waddell & Reed
Moors & Cabot, Inc.	Santander Securities, LLC	Wedbush Securities Inc.
Morgan Stanley	Secure Planning, LLC	Wells Fargo Advisor Financial Network, LLC
MSI Financial Services, Inc.	Securian Financial Services, Inc.
Muriel Siebert & Co., Inc.	Securities America, Inc.	Wells Fargo Clearing Services, LLC
Mutual of Omaha Investor Services, Inc.	Securities Management & Research, Inc.	Wesbanco Securities, Inc.
Mutual Securities, Inc.	Securities Service Network, LLC	Wescom Financial Services

Western Equity Group, Inc.
Western International Securities, Inc.
Westminster Financial Securities, Inc.
William C. Burnside & Company, Inc.
Wintrust Investments LLC
Woodbury Financial Services, Inc.
Woodmen Financial Services, Inc.
World Choice Securities, Inc.
World Equity Group, Inc.

APPENDIX C

ACCUMULATION UNIT VALUES

The tables reflect Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional benefits, information about all remaining Accumulation Unit values is available in the SAI. Contact the Jackson of NY Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for the JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of the JNL/PPM America Total Return Fund (JNL Investors Series Trust) into the JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Effective April 27, 2020, the following Acquired Funds merged into the respective Acquiring Funds. Accumulation Unit value information for these merged funds includes historical information for periods before the mergers were effective. The funds included are:

Acquired Fund	Acquiring Fund
JNL Conservative Allocation Fund (Jackson Variable Series Trust)	JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund (Jackson Variable Series Trust)	JNL Moderate Allocation Fund (JNL Series Trust)
JNL Institutional Alt 100 Fund (Jackson Variable Series Trust)	JNL Multi-Manager Alternative Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds Global Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Global Growth Fund (JNL Series Trust)
JNL/American Funds Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund (Jackson Variable Series Trust)	JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine® Total Return Fund (Jackson Variable Series Trust)	JNL/DoubleLine® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Jackson Variable Series Trust)	JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund (Jackson Variable Series Trust)	JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund (Jackson Variable Series Trust)	JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund (Jackson Variable Series Trust)	JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund (Jackson Variable Series Trust)	JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund (Jackson Variable Series Trust)	JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/PIMCO Investment Grade Credit Bond Fund (Jackson Variable Series Trust)	JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund (Jackson Variable Series Trust)	JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)

Acquired Fund	Acquiring Fund
JNL/The London Company Focused U.S. Equity Fund (Jackson Variable Series Trust)	JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund (Jackson Variable Series Trust)	JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund (Jackson Variable Series Trust)	JNL/WCM Focused International Equity Fund (JNL Series Trust)
JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)	JNL/Mellon DowSM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund (JNL Variable Fund LLC)	JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)
JNL Institutional Alt 50 Fund (JNL Series Trust)	JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/Mellon S&P 1500 Growth Index Fund (JNL Series Trust)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund (JNL Series Trust)	JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)

Set forth below are fund changes and additions since the October 14, 2019 Supplement to the Prospectus dated April 29, 2019, for your information in reviewing Accumulation Unit information.

The following fund mergers are effective April 27, 2020:

JNL Series Trust
JNL Institutional Alt 50 Fund merged into JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/FPA + DoubleLine ® Flexible Allocation Fund merged into JNL/JPMorgan Global Allocation Fund
JNL/Goldman Sachs Emerging Markets Debt Fund merged into JNL/DoubleLine ® Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund merged into JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon S&P 1500 Growth Index Fund merged into JNL/Mellon Nasdaq ® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund merged into JNL/Mellon Dow SM Index Fund (JNL Variable Fund LLC)
JNL/Oppenheimer Emerging Markets Innovator Fund merged into JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund merged into JNL/MFS Mid Cap Value Fund
JNL/Scout Unconstrained Bond Fund merged into JNL/PIMCO Income Fund
JNL/S&P Mid 3 Fund merged into JNL/Mellon S&P 400 MidCap Index Fund

JNL Variable Fund LLC
JNL/Mellon Dow SM Index Fund merged into JNL/Mellon Dow SM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund merged into JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq ® 100 Index Fund merged into JNL/Mellon Nasdaq ® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund merged into JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund merged into JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund merged into JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund merged into JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund merged into JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund merged into JNL/Mellon Information Technology Sector Fund (JNL Series Trust)

Jackson Variable Series Trust
JNL Conservative Allocation Fund merged into JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund merged into Moderate Allocation Fund (JNL Series Trust)

JNL Institutional Alt 100 Fund merged into Multi-Manager Alternative Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund merged into JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund merged into JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund merged into JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds ® Global Growth Fund merged into JNL/American Funds ® Global Growth Fund (JNL Series Trust)
JNL/American Funds ® Growth Fund merged into JNL/American Funds ® Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund merged into JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine ® Total Return Fund merged into JNL/DoubleLine ® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund merged into JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund merged into JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund merged into JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund merged into JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund merged into JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund merged into JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/Nicholas Convertible Arbitrage Fund merged into JNL Conservative Allocation Fund
JNL/PIMCO Investment Grade Credit Bond Fund merged into JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund merged into JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund merged into JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund merged into JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund merged into JNL/WCM Focused International Equity Fund (JNL Series Trust)

Effective April 27, 2020, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Crescent High Income Fund to JNL/T. Rowe Price U.S. High Yield Fund
JNL/Lazard Emerging Markets Fund to JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund to JNL/T. Rowe Price Balanced Fund
JNL/S&P 4 Fund to JNL/Goldman Sachs 4 Fund
JNL/S&P Competitive Advantage Fund to JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund to JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund to JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Total Yield Fund to JNL/Goldman Sachs Total Yield Fund
JNL/S&P International 5 Fund to JNL/Goldman Sachs International 5 Fund

Effective April 27, 2020, there is a new Investment Division for which Accumulation Unit information is not yet available. The new Investment Division invests in the following Fund:

JNL Series Trust
JNL/Lord Abbett Short Duration Income Fund

Accumulation Unit Values
Contract with Endorsements - 0.85%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.63	N/A	N/A	N/A	N/A	N/A
End of period	$17.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,737	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.51	$16.09	N/A	N/A	N/A	N/A
End of period	$17.79	$14.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	655,734	655,991	N/A	N/A	N/A	N/A

JNL Institutional Alt 100 Division
Accumulation unit value:
Beginning of period	$9.98	$10.68	$10.26	$10.33	$10.60	N/A
End of period	$11.00	$9.98	$10.68	$10.26	$10.33	N/A
Accumulation units outstanding at the end of period	—	—	21,429	32,944	25,746	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	$14.61	$16.21	$13.70	$12.74	$12.84	N/A
End of period	$17.62	$14.61	$16.21	$13.70	$12.74	N/A
Accumulation units outstanding at the end of period	314,042	248,832	314,066	248,832	125,554	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.83	$16.02	N/A	N/A	N/A	N/A
End of period	$17.58	$14.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,431	75,431	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.09	$23.77	N/A	N/A	N/A	N/A
End of period	$24.95	$20.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,974	9,974	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$13.66	$15.19	$11.69	$11.74	$11.10	N/A
End of period	$18.28	$13.66	$15.19	$11.69	$11.74	N/A
Accumulation units outstanding at the end of period	4,744	4,844	4,877	4,877	4,877	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.25	N/A	N/A	N/A	N/A	N/A
End of period	$18.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,523	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$20.77	$21.07	$16.62	$15.37	$14.57	N/A
End of period	$26.83	$20.77	$21.07	$16.62	$15.37	N/A
Accumulation units outstanding at the end of period	51,331	56,931	59,382	57,949	55,958	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.73	$22.40	$18.54	$16.83	$16.80	N/A
End of period	$27.08	$21.73	$22.40	$18.54	$16.83	N/A
Accumulation units outstanding at the end of period	36,664	41,462	41,462	22,807	22,807	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$13.29	$15.50	$11.87	N/A	N/A	N/A
End of period	$16.13	$13.29	$15.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,001	10,772	10,772	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$9.17	$10.20	N/A	N/A	N/A	N/A
End of period	$9.10	$9.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,207	15,270	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.33	$8.93	$9.28	$7.40	$9.78	N/A
End of period	$8.34	$7.33	$8.93	$9.28	$7.40	N/A
Accumulation units outstanding at the end of period	12,333	10,579	10,579	12,014	13,055	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$16.11	$18.82	N/A	N/A	N/A	N/A
End of period	$19.38	$16.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,617	24,617	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$22.97	$23.27	$22.27	$21.86	$21.96	N/A
End of period	$24.55	$22.97	$23.27	$22.27	$21.86	N/A
Accumulation units outstanding at the end of period	36,405	36,458	33,350	2,563	2,563	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$14.75	$15.58	$12.93	$10.97	N/A	N/A
End of period	$19.54	$14.75	$15.58	$12.93	N/A	N/A
Accumulation units outstanding at the end of period	13,916	13,916	22,054	2,988	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.19	$11.09	$10.75	$10.62	$10.53	N/A
End of period	$11.72	$11.19	$11.09	$10.75	$10.62	N/A
Accumulation units outstanding at the end of period	19,774	6,121	28,897	75,452	4,931	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$12.46	$14.01	$12.66	$11.81	$12.31	N/A
End of period	$15.03	$12.46	$14.01	$12.66	$11.81	N/A
Accumulation units outstanding at the end of period	3,781	3,695	3,346	2,528	2,606	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.47	$15.59	$14.31	$12.82	$15.87	N/A
End of period	$18.21	$14.47	$15.59	$14.31	$12.82	N/A
Accumulation units outstanding at the end of period	14,836	19,107	9,086	9,086	9,086	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.97	$14.35	$13.03	$12.67	N/A	N/A
End of period	$15.56	$12.97	$14.35	$13.03	N/A	N/A
Accumulation units outstanding at the end of period	1,219	1,225	9,405	2,922	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$10.84	$13.62	$10.39	$10.60	$10.30	N/A
End of period	$12.72	$10.84	$13.62	$10.39	$10.60	N/A
Accumulation units outstanding at the end of period	5,843	5,843	5,843	5,843	5,843	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.79	$14.09	$12.34	$11.41	$13.13	N/A
End of period	$14.34	$12.79	$14.09	$12.34	$11.41	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,648	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$9.35	$11.97	$9.82	$8.81	N/A	N/A
End of period	$11.83	$9.35	$11.97	$9.82	N/A	N/A
Accumulation units outstanding at the end of period	27,003	17,705	33,895	31,480	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.93	$19.32	$17.68	$17.41	$17.73	N/A
End of period	$21.78	$17.93	$19.32	$17.68	$17.41	N/A
Accumulation units outstanding at the end of period	7,043	8,477	8,498	3,178	3,178	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$22.24	$26.41	$21.62	$22.07	$22.72	N/A
End of period	$28.26	$22.24	$26.41	$21.62	$22.07	N/A
Accumulation units outstanding at the end of period	12,643	12,848	12,090	12,031	11,802	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.27	$36.92	$29.79	$26.95	$27.67	N/A
End of period	$41.04	$33.27	$36.92	$29.79	$26.95	N/A
Accumulation units outstanding at the end of period	19,827	17,232	19,744	16,219	15,931	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	$10.67	$11.80	$10.27	N/A	N/A	N/A
End of period	$12.47	$10.67	$11.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	156,786	156,786	106,148	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$55.40	$58.82	$45.84	$45.99	$45.03	N/A
End of period	$76.86	$55.40	$58.82	$45.84	$45.99	N/A
Accumulation units outstanding at the end of period	9,824	9,874	9,639	9,351	9,157	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$23.62	$23.72	$23.34	N/A	N/A	N/A
End of period	$24.94	$23.62	$23.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,417	—	8,928	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.05	$16.12	$12.64	$10.69	$13.26	N/A
End of period	$15.25	$13.05	$16.12	$12.64	$10.69	N/A
Accumulation units outstanding at the end of period	1,310	1,237	996	—	2,729	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$12.44	$13.97	$10.98	$11.67	N/A	N/A
End of period	$15.03	$12.44	$13.97	$10.98	N/A	N/A
Accumulation units outstanding at the end of period	15,302	15,321	14,542	14,920	N/A	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$15.55	$15.78	$15.45	$15.28	N/A	N/A
End of period	$16.65	$15.55	$15.78	$15.45	N/A	N/A
Accumulation units outstanding at the end of period	40,680	28,379	23,633	18,869	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$31.90	$32.58	$26.91	N/A	N/A	N/A
End of period	$40.14	$31.90	$32.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,714	6,925	3,894	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.96	$11.85	$8.78	N/A	N/A	N/A
End of period	$11.64	$9.96	$11.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	9,327	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$28.95	$36.69	N/A	N/A	N/A	N/A
End of period	$31.18	$28.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,448	1,789	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$18.94	$21.13	$18.43	$15.67	N/A	N/A
End of period	$24.15	$18.94	$21.13	$18.43	N/A	N/A
Accumulation units outstanding at the end of period	22,837	22,837	19,849	16,480	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$16.07	$18.81	$15.90	$12.92	$13.18	N/A
End of period	$20.88	$16.07	$18.81	$15.90	$12.92	N/A
Accumulation units outstanding at the end of period	14,269	12,939	9,356	12,310	12,157	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$35.88	$34.48	$28.36	N/A	N/A	N/A
End of period	$43.19	$35.88	$34.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,066	6,294	3,468	N/A	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$18.91	$19.22	$14.22	$12.66	$12.23	N/A
End of period	$27.75	$18.91	$19.22	$14.22	$12.66	N/A
Accumulation units outstanding at the end of period	25,920	27,374	21,271	12,374	12,674	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$19.25	$22.56	$18.19	$18.20	$18.56	N/A
End of period	$23.14	$19.25	$22.56	$18.19	$18.20	N/A
Accumulation units outstanding at the end of period	37,694	37,680	46,518	28,714	27,031	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$32.03	$32.51	$24.82	$23.19	$23.06	N/A
End of period	$44.00	$32.03	$32.51	$24.82	$23.19	N/A
Accumulation units outstanding at the end of period	32,757	33,328	17,017	17,099	19,983	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$33.09	$37.75	$32.91	N/A	N/A	N/A
End of period	$41.20	$33.09	$37.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,105	2,562	8,855	N/A	N/A	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$24.24	$25.70	$21.39	$19.37	$19.37	N/A
End of period	$31.44	$24.24	$25.70	$21.39	$19.37	N/A
Accumulation units outstanding at the end of period	74,319	40,371	42,525	19,216	19,216	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$29.60	$32.78	$29.30	$23.48	$24.81	N/A
End of period	$35.87	$29.60	$32.78	$29.30	$23.48	N/A
Accumulation units outstanding at the end of period	21,576	18,515	11,022	6,801	6,383	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$10.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,394	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$11.69	$12.09	$11.40	$10.81	$11.01	N/A
End of period	$13.26	$11.69	$12.09	$11.40	$10.81	N/A
Accumulation units outstanding at the end of period	35,203	8,776	7,623	3,705	3,821	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.67	$11.89	$11.65	$10.74	$10.97	N/A
End of period	$12.52	$11.67	$11.89	$11.65	$10.74	N/A
Accumulation units outstanding at the end of period	44,997	44,997	40,631	6,673	5,730	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$23.05	$24.54	$23.03	$19.85	$21.50	N/A
End of period	$26.19	$23.05	$24.54	$23.03	$19.85	N/A
Accumulation units outstanding at the end of period	33,397	33,474	31,202	9,633	9,185	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$14.68	$17.37	$14.16	$14.55	$14.96	N/A
End of period	$16.67	$14.68	$17.37	$14.16	$14.55	N/A
Accumulation units outstanding at the end of period	23,114	23,114	21,833	20,481	19,582	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.84	$24.58	$21.48	$19.65	N/A	N/A
End of period	$28.32	$22.84	$24.58	$21.48	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,386	1,171	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.80	$24.29	$21.88	$18.74	$18.77	N/A
End of period	$28.86	$22.80	$24.29	$21.88	$18.74	N/A
Accumulation units outstanding at the end of period	67,363	59,468	53,778	29,342	23,517	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.74	$24.35	$20.65	$19.78	$23.16	N/A
End of period	$27.34	$22.74	$24.35	$20.65	$19.78	N/A
Accumulation units outstanding at the end of period	17,921	16,942	17,042	15,049	14,489	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.62	$14.69	$12.90	$12.07	N/A	N/A
End of period	$17.99	$14.62	$14.69	$12.90	N/A	N/A
Accumulation units outstanding at the end of period	383,261	383,261	392,454	253,084	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$80.39	$82.25	$62.07	$61.72	$56.23	N/A
End of period	$104.52	$80.39	$82.25	$62.07	$61.72	N/A
Accumulation units outstanding at the end of period	16,520	16,520	16,520	16,520	16,533	N/A

JNL/T. Rowe Price Managed Volatility Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.98	$10.96	$10.92	$10.86	$10.92	N/A
End of period	$11.33	$10.98	$10.96	$10.92	$10.86	N/A
Accumulation units outstanding at the end of period	13,866	13,334	11,752	9,369	9,059	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$31.01	$34.58	$29.38	$26.74	$27.47	N/A
End of period	$38.77	$31.01	$34.58	$29.38	$26.74	N/A
Accumulation units outstanding at the end of period	13,327	15,463	15,463	7,160	7,160	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/VanEck International Gold Division
Accumulation unit value:
Beginning of period	$4.50	$5.37	N/A	N/A	N/A	N/A
End of period	$6.17	$4.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,067	17,067	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$8.95	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,611	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$9.82	$10.74	N/A	N/A	N/A	N/A
End of period	$12.40	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,351	40,351	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$51.85	$54.14	$48.54	$44.18	$44.97	N/A
End of period	$62.45	$51.85	$54.14	$48.54	$44.18	N/A
Accumulation units outstanding at the end of period	2,912	2,912	2,912	2,912	2,912	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$13.35	$13.31	$13.41	$13.52	$13.63	N/A
End of period	$13.44	$13.35	$13.31	$13.41	$13.52	N/A
Accumulation units outstanding at the end of period	—	—	44,562	338,372	650,429	N/A

Accumulation Unit Values
Contract with Endorsements - 1.25%
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.83	$15.40	N/A	N/A	N/A	N/A
End of period	$16.89	$13.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,185	19,185	N/A	N/A	N/A	N/A

JNL Institutional Alt 100 Division
Accumulation unit value:
Beginning of period	$9.70	$10.43	$10.06	$10.18	N/A	N/A
End of period	$10.65	$9.70	$10.43	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	2,398	2,398	2,398	2,398	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	$11.86	$12.69	$11.53	$11.06	$11.17	N/A
End of period	$13.40	$11.86	$12.69	$11.53	$11.06	N/A
Accumulation units outstanding at the end of period	—	997	19,297	19,297	18,175	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.21	$14.43	$12.62	$11.94	$12.07	N/A
End of period	$15.40	$13.21	$14.43	$12.62	$11.94	N/A
Accumulation units outstanding at the end of period	14,980	15,228	15,236	14,855	15,332	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$12.25	$13.05	$11.96	$11.51	$11.81	N/A
End of period	$13.99	$12.25	$13.05	$11.96	$11.51	N/A
Accumulation units outstanding at the end of period	19,220	19,220	19,220	19,220	9,328	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.14	$15.34	N/A	N/A	N/A	N/A
End of period	$16.69	$14.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,270	39,270	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.02	$22.60	$20.60	$16.85	$18.84	N/A
End of period	$23.53	$19.02	$22.60	$20.60	$16.85	N/A
Accumulation units outstanding at the end of period	993	993	993	993	538	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$13.38	$14.94	$11.54	$11.63	$11.05	N/A
End of period	$17.83	$13.38	$14.94	$11.54	$11.63	N/A
Accumulation units outstanding at the end of period	—	1,721	1,837	1,837	1,837	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$20.20	$20.58	$16.30	$15.13	$14.40	N/A
End of period	$26.00	$20.20	$20.58	$16.30	$15.13	N/A
Accumulation units outstanding at the end of period	19,867	22,536	26,362	26,362	26,603	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.99	$21.73	$18.05	$16.46	$16.49	N/A
End of period	$26.05	$20.99	$21.73	$18.05	$16.46	N/A
Accumulation units outstanding at the end of period	14,214	16,940	17,301	17,034	9,592	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.83	$15.03	$11.56	$11.35	N/A	N/A
End of period	$15.52	$12.83	$15.03	$11.56	N/A	N/A
Accumulation units outstanding at the end of period	17,162	17,153	17,145	15,061	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$14.59	$17.06	$14.04	$13.17	$13.57	N/A
End of period	$18.15	$14.59	$17.06	$14.04	$13.17	N/A
Accumulation units outstanding at the end of period	—	—	—	1,692	1,788	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$8.90	$9.94	$10.20	$11.30	$11.19	N/A
End of period	$8.81	$8.90	$9.94	$10.20	$11.30	N/A
Accumulation units outstanding at the end of period	635	238	206	176	149	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.36	$13.55	$12.05	$11.74	$12.05	N/A
End of period	$14.37	$12.36	$13.55	$12.05	$11.74	N/A
Accumulation units outstanding at the end of period	5,269	7,267	7,373	7,243	5,088	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$6.99	$8.55	$8.92	$7.14	$9.48	N/A
End of period	$7.92	$6.99	$8.55	$8.92	$7.14	N/A
Accumulation units outstanding at the end of period	—	—	—	473	493	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.71	$16.82	$13.26	N/A	N/A	N/A
End of period	$16.10	$13.71	$16.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,838	2,838	863	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$32.27	$35.42	$29.83	$26.49	$27.40	N/A
End of period	$41.28	$32.27	$35.42	$29.83	$26.49	N/A
Accumulation units outstanding at the end of period	896	924	399	416	423	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$21.13	$21.49	$20.65	$20.35	$20.53	N/A
End of period	$22.50	$21.13	$21.49	$20.65	$20.35	N/A
Accumulation units outstanding at the end of period	—	2,944	7,236	7,236	1,957	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.96	$10.90	$10.61	$10.53	N/A	N/A
End of period	$11.43	$10.96	$10.90	$10.61	N/A	N/A
Accumulation units outstanding at the end of period	14,946	21,051	21,125	21,444	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.07	$15.22	$14.02	$12.61	$15.68	N/A
End of period	$17.64	$14.07	$15.22	$14.02	$12.61	N/A
Accumulation units outstanding at the end of period	907	3,051	3,881	3,821	1,147	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.62	$11.68	$11.42	$11.14	$11.77	N/A
End of period	$11.59	$11.62	$11.68	$11.42	$11.14	N/A
Accumulation units outstanding at the end of period	2,191	3,843	1,656	1,656	2,795	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.11	$15.99	$14.73	$13.07	$14.28	N/A
End of period	$17.32	$15.11	$15.99	$14.73	$13.07	N/A
Accumulation units outstanding at the end of period	4,218	8,347	8,716	8,676	6,912	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$10.37	$13.09	$10.02	$10.27	$10.01	N/A
End of period	$12.12	$10.37	$13.09	$10.02	$10.27	N/A
Accumulation units outstanding at the end of period	4,279	4,279	4,279	4,921	4,949	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.27	$13.58	N/A	N/A	N/A	N/A
End of period	$13.71	$12.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	564	590	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$8.80	$10.48	N/A	N/A	N/A	N/A
End of period	$10.52	$8.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,426	1,218	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$9.21	$11.84	$9.76	N/A	N/A	N/A
End of period	$11.61	$9.21	$11.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	537	8,995	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.98	$18.36	$16.87	$16.68	$17.06	N/A
End of period	$20.54	$16.98	$18.36	$16.87	$16.68	N/A
Accumulation units outstanding at the end of period	1,337	1,337	1,337	1,535	2,296	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.23	$24.12	$19.83	$20.32	$21.00	N/A
End of period	$25.60	$20.23	$24.12	$19.83	$20.32	N/A
Accumulation units outstanding at the end of period	809	1,273	1,221	1,167	298	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.07	$34.61	$28.05	$25.47	$26.26	N/A
End of period	$38.17	$31.07	$34.61	$28.05	$25.47	N/A
Accumulation units outstanding at the end of period	680	895	875	852	515	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$50.41	$53.73	$42.05	$42.35	$41.63	N/A
End of period	$69.66	$50.41	$53.73	$42.05	$42.35	N/A
Accumulation units outstanding at the end of period	857	1,571	1,631	1,788	954	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.40	$15.38	N/A	N/A	N/A	N/A
End of period	$14.44	$12.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	513	536	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$12.16	$13.71	$10.82	$11.55	$11.20	N/A
End of period	$14.64	$12.16	$13.71	$10.82	$11.55	N/A
Accumulation units outstanding at the end of period	424	1,651	1,763	1,763	1,763	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	$8.82	N/A	N/A	N/A	N/A	N/A
End of period	$11.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	906	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$14.53	$14.80	$14.55	$14.46	N/A	N/A
End of period	$15.49	$14.53	$14.80	$14.55	N/A	N/A
Accumulation units outstanding at the end of period	8,432	8,947	8,521	7,965	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.67	$11.55	$8.60	$7.91	$9.45	N/A
End of period	$11.26	$9.67	$11.55	$8.60	$7.91	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,513	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$18.42	$20.64	$18.07	$15.43	$15.90	N/A
End of period	$23.40	$18.42	$20.64	$18.07	$15.43	N/A
Accumulation units outstanding at the end of period	—	2,447	2,613	2,613	2,613	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$14.86	$17.47	$14.83	$12.11	N/A	N/A
End of period	$19.24	$14.86	$17.47	$14.83	N/A	N/A
Accumulation units outstanding at the end of period	—	—	664	664	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$33.19	$32.02	$26.44	$27.84	$26.45	N/A
End of period	$39.79	$33.19	$32.02	$26.44	$27.84	N/A
Accumulation units outstanding at the end of period	332	332	1,492	2,876	2,021	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$17.49	$17.84	$13.25	$11.85	$11.49	N/A
End of period	$25.56	$17.49	$17.84	$13.25	$11.85	N/A
Accumulation units outstanding at the end of period	—	—	1,478	1,478	8,636	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$30.25	$30.83	$23.64	$22.17	$22.13	N/A
End of period	$41.40	$30.25	$30.83	$23.64	$22.17	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,642	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.91	$35.41	$31.00	$26.13	$27.19	N/A
End of period	$38.34	$30.91	$35.41	$31.00	$26.13	N/A
Accumulation units outstanding at the end of period	1,711	1,708	1,847	2,015	6,545	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.65	$24.11	$20.15	$18.32	N/A	N/A
End of period	$29.26	$22.65	$24.11	$20.15	N/A	N/A
Accumulation units outstanding at the end of period	39,676	41,491	42,591	49,147	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.66	$30.75	$27.60	$22.20	$23.55	N/A
End of period	$33.39	$27.66	$30.75	$27.60	$22.20	N/A
Accumulation units outstanding at the end of period	1,989	1,861	1,771	2,031	7,204	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.06	$11.49	N/A	N/A	N/A	N/A
End of period	$11.95	$11.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,433	3,592	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	$10.18	$10.27	$9.91	$9.70	$10.12	N/A
End of period	$11.03	$10.18	$10.27	$9.91	$9.70	N/A
Accumulation units outstanding at the end of period	869	857	851	770	731	N/A

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	$8.84	$11.55	$8.27	$8.42	N/A	N/A
End of period	$10.84	$8.84	$11.55	$8.27	N/A	N/A
Accumulation units outstanding at the end of period	5,012	4,871	4,929	1,734	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$9.91	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,478	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.30	$11.56	$11.37	$10.53	$10.80	N/A
End of period	$12.08	$11.30	$11.56	$11.37	$10.53	N/A
Accumulation units outstanding at the end of period	4,624	6,332	4,818	3,804	3,850	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.20	$22.67	$21.36	$18.48	$20.10	N/A
End of period	$24.00	$21.20	$22.67	$21.36	$18.48	N/A
Accumulation units outstanding at the end of period	869	1,784	1,347	1,681	1,714	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.82	$21.32	$19.21	$15.27	$16.81	N/A
End of period	$19.81	$16.82	$21.32	$19.21	$15.27	N/A
Accumulation units outstanding at the end of period	5,903	5,715	4,608	4,678	6,275	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.54	$16.96	N/A	N/A	N/A	N/A
End of period	$17.98	$16.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,723	1,803	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$14.09	$16.74	$13.70	$14.13	$14.60	N/A
End of period	$15.94	$14.09	$16.74	$13.70	$14.13	N/A
Accumulation units outstanding at the end of period	—	—	—	—	6,492	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.85	$23.61	$20.72	$19.02	$20.28	N/A
End of period	$26.98	$21.85	$23.61	$20.72	$19.02	N/A
Accumulation units outstanding at the end of period	1,049	1,364	984	246	207	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.03	$26.04	$22.04	$21.11	$21.12	N/A
End of period	$31.97	$25.03	$26.04	$22.04	$21.11	N/A
Accumulation units outstanding at the end of period	—	298	269	235	198	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.81	$23.33	$21.10	$18.14	$18.25	N/A
End of period	$27.49	$21.81	$23.33	$21.10	$18.14	N/A
Accumulation units outstanding at the end of period	932	949	1,440	1,417	994	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.75	$23.39	$19.91	$19.15	$22.51	N/A
End of period	$26.05	$21.75	$23.39	$19.91	$19.15	N/A
Accumulation units outstanding at the end of period	—	—	493	1,686	1,227	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.43	$21.01	$19.16	N/A	N/A	N/A
End of period	$22.22	$18.43	$21.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	767	767	767	N/A	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	$9.58	$9.72	$9.67	$9.37	N/A	N/A
End of period	$9.99	$9.58	$9.72	$9.67	N/A	N/A
Accumulation units outstanding at the end of period	1,654	1,654	1,654	1,654	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.31	$14.44	$12.73	$11.96	$11.59	N/A
End of period	$17.54	$14.31	$14.44	$12.73	$11.96	N/A
Accumulation units outstanding at the end of period	8,679	12,113	15,506	12,891	12,022	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$73.14	$75.13	$56.93	$56.83	$51.99	N/A
End of period	$94.71	$73.14	$75.13	$56.93	$56.83	N/A
Accumulation units outstanding at the end of period	452	459	644	674	201	N/A

JNL/T. Rowe Price Managed Volatility Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.44	$10.46	$10.47	$10.45	$10.55	N/A
End of period	$10.73	$10.44	$10.46	$10.47	$10.45	N/A
Accumulation units outstanding at the end of period	2,676	7,919	8,262	6,520	17,046	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/VanEck International Gold Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,467	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$9.77	$10.96	N/A	N/A	N/A	N/A
End of period	$12.29	$9.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	777	777	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$12.53	$13.77	N/A	N/A	N/A	N/A
End of period	$16.77	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,495	2,660	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$47.17	$49.46	$44.52	$40.68	$41.57	N/A
End of period	$56.59	$47.17	$49.46	$44.52	$40.68	N/A
Accumulation units outstanding at the end of period	11,671	13,028	12,120	11,226	8,370	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.14	$12.16	$12.29	$12.45	N/A	N/A
End of period	$12.18	$12.14	$12.16	$12.29	N/A	N/A
Accumulation units outstanding at the end of period	18,491	20,427	40,556	20,317	N/A	N/A

Mailing Address and Contact Information
Jackson of NY Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-599-5651 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 27, 2020

ELITE ACCESS BROKERAGE EDITION®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 27, 2020. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-599-5651.

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General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ”, and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon Dow SM Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

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• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100® IndexTM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ®, and Nasdaq-100® IndexTM, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Nasdaq® 100 Index Fund has

3

not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL/AMERICAN FUNDS BALANCED FUND, THE JNL/AMERICAN FUNDS CAPITAL INCOME BUILDER FUND, THE JNL/AMERICAN FUNDS GLOBAL GROWTH FUND, THE JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND, THE JNL/AMERICAN FUNDS INTERNATIONAL FUND, THE JNL/AMERICAN FUNDS NEW WORLD FUND, THE JNL MULTI-MANAGER INTERNATIONAL SMALL CAP FUND, THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP DEFENSIVE STYLE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK ADVANTAGE INTERNATIONAL FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/BOSTON PARTNERS GLOBAL LONG SHORT EQUITY FUND, THE JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND, THE JNL/CLEARBRIDGE LARGE CAP GROWTH FUND, THE JNL/DFA INTERNATIONAL CORE EQUITY FUND, THE JNL/DFA INTERNATIONAL CORE EQUITY FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/DFA U.S. SMALL CAP FUND, THE JNL/FRANKLIN TEMPLETON INTERNATIONAL SMALL CAP FUND, THE JNL/GQG EMERGING MARKETS EQUITY FUND, THE JNL/HARRIS OAKMARK GLOBAL EQUITY FUND, THE JNL/HEITMAN U.S. FOCUSED REAL ESTATE FUND, THE JNL/INVESCO DIVERSIFIED DIVIDEND FUND, THE JNL/INVESCO INTERNATIONAL GROWTH FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN GLOBAL ALLOCATION FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/LAZARD INTERNTATIONAL STRATEGIC EQUITY FUND, THE JNL/LOOMIS SAYLES GLOBAL GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON INTERNATIONAL INDEX FUND, THE JNL/MELLON EMERGING MARKETS INDEX FUND, THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON MATERIALS SECTOR FUND, THE JNL/MELLON INDUSTRIALS SECTOR FUND, THE JNL/MELLON REAL ESTATE SECTOR FUND, THE JNL/MELLON MSCI WORLD INDEX FUND, THE JNL/MELLON COMMUNICATION SERVICES SECTOR FUND, THE JNL/MELLON CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON FINANCIAL SECTOR FUND, THE JNL/MELLON HEALTHCARE SECTOR FUND, THE JNL/MELLON ENERGY SECTOR FUND, THE JNL/MELLON INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/MELLON UTILITIES SECTOR FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, THE JNL/VANGUARD EQUITY INCOME FUND, JNL/VANGARD INTERNATIONAL FUND, AND THE JNL/WCM FOCUSED INTERNATIONAL EQUITY FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY

4

FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector ER USD Index to track corresponding or relative market performance.  Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued.  Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE™ US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN.  BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPETM US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE™ US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

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JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.
The JNL/RAFI ® Fundamental Europe Fund, JNL/RAFI Fundamental Asia Developed Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, and JNL/RAFI Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index, RAFI Fundamental US Small Index, RAFI Fundamental Europe Index, and RAFI Fundamental Asia Developed Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of each Investment Division within JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 200 E Randolph, Suite 5500, Chicago, IL 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $491,607 in 2017, $483,715 in 2018, and $597,197 in 2019 for the services provided by JNAM to Jackson.

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Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Elite Access Brokerage Edition ® contracts, the aggregate amount of commissions paid to broker/dealers was $1,114,449 in 2017, $1,091,841 in 2018, and $1,020,740 in 2019. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

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Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

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Jackson of NY’s Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

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Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 129 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of

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investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020); (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitants and beneficiaries are also reminded

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that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (11) distributions up to $5,000 for a qualified birth or adoption. The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on

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withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020). Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY’s administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

13

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax‑sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Premium payments for Roth IRA annuities are limited to a maximum of $6,000 for 2020. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2020, these levels are $122,000 in the case of single taxpayers, $196,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non‑forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,500 elective deferral limitation in 2020. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020),
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

15

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 1.0% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.0% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see “Income Payments (The Income Phase)” in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated for Contracts with all levels of charges (and combinations of optional benefits), except base Contracts (with Administration Charge waiver and no optional benefits) or Contracts with the most expensive combination of charges and optional benefits, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.
The Accumulation Unit value information for the JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of the JNL/PPM America Total Return Fund (JNL Investors Series Trust) into the JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

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Effective April 27, 2020, the following Acquired Funds merged into the respective Acquiring Funds. Accumulation Unit value information for these merged funds includes historical information for periods before the mergers were effective. The funds included are:

Acquired Fund	Acquiring Fund
JNL Conservative Allocation Fund (Jackson Variable Series Trust)	JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund (Jackson Variable Series Trust)	JNL Moderate Allocation Fund (JNL Series Trust)
JNL Institutional Alt 100 Fund (Jackson Variable Series Trust)	JNL Multi-Manager Alternative Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds® Global Growth Fund (Jackson Variable Series Trust)	JNL/American Funds® Global Growth Fund (JNL Series Trust)
JNL/American Funds® Growth Fund (Jackson Variable Series Trust)	JNL/American Funds® Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund (Jackson Variable Series Trust)	JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine® Total Return Fund (Jackson Variable Series Trust)	JNL/DoubleLine® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Jackson Variable Series Trust)	JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund (Jackson Variable Series Trust)	JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund (Jackson Variable Series Trust)	JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund (Jackson Variable Series Trust)	JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund (Jackson Variable Series Trust)	JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund (Jackson Variable Series Trust)	JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/PIMCO Investment Grade Credit Bond Fund (Jackson Variable Series Trust)	JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund (Jackson Variable Series Trust)	JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund (Jackson Variable Series Trust)	JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund (Jackson Variable Series Trust)	JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund (Jackson Variable Series Trust)	JNL/WCM Focused International Equity Fund (JNL Series Trust)
JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)	JNL/Mellon DowSM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund (JNL Variable Fund LLC)	JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)

17

Acquired Fund	Acquiring Fund
JNL Institutional Alt 50 Fund (JNL Series Trust)	JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/Mellon S&P 1500 Growth Index Fund (JNL Series Trust)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund (JNL Series Trust)	JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)

Set forth below are fund changes and additions since the October 14, 2019 Supplement to the Prospectus dated April 29, 2019, for your information in reviewing Accumulation Unit information.

The following fund mergers are effective April 27, 2020:

JNL Series Trust
JNL Institutional Alt 50 Fund merged into JNL Moderate Allocation Fund (Jackson Variable Series Trust)
JNL/FPA + DoubleLine ® Flexible Allocation Fund merged into JNL/JPMorgan Global Allocation Fund
JNL/Goldman Sachs Emerging Markets Debt Fund merged into JNL/DoubleLine ® Emerging Markets Fixed Income Fund
JNL/Invesco China-India Fund merged into JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon S&P 1500 Growth Index Fund merged into JNL/Mellon Nasdaq ® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund merged into JNL/Mellon Dow SM Index Fund (JNL Variable Fund LLC)
JNL/Oppenheimer Emerging Markets Innovator Fund merged into JNL Multi-Manager Emerging Markets Equity Fund
JNL/PPM America Mid Cap Value Fund merged into JNL/MFS Mid Cap Value Fund
JNL/Scout Unconstrained Bond Fund merged into JNL/PIMCO Income Fund
JNL/S&P Mid 3 Fund merged into JNL/Mellon S&P 400 MidCap Index Fund

JNL Variable Fund LLC
JNL/Mellon Dow SM Index Fund merged into JNL/Mellon Dow SM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund merged into JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq ® 100 Index Fund merged into JNL/Mellon Nasdaq ® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund merged into JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund merged into JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund merged into JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund merged into JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund merged into JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund merged into JNL/Mellon Information Technology Sector Fund (JNL Series Trust)

Jackson Variable Series Trust
JNL Conservative Allocation Fund merged into JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund merged into Moderate Allocation Fund (JNL Series Trust)
JNL Institutional Alt 100 Fund merged into Multi-Manager Alternative Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund merged into JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund merged into JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund merged into JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds ® Global Growth Fund merged into JNL/American Funds ® Global Growth Fund (JNL Series Trust)
JNL/American Funds ® Growth Fund merged into JNL/American Funds ® Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund merged into JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine ® Total Return Fund merged into JNL/DoubleLine ® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund merged into JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund merged into JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund merged into JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund merged into JNL/Mellon Equity Income Fund (JNL Series Trust)
JNL/Neuberger Berman Currency Fund merged into JNL/PIMCO Income Fund (JNL Series Trust)
JNL/Neuberger Berman Commodity Strategy Fund merged into JNL/Neuberger Berman Commodity Strategy Fund (JNL Series Trust)
JNL/Nicholas Convertible Arbitrage Fund merged into JNL Conservative Allocation Fund
JNL/PIMCO Investment Grade Credit Bond Fund merged into JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund merged into JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund merged into JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/VanEck International Gold Fund merged into JNL/BlackRock Global Natural Resources Fund (JNL Series Trust)

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JNL/WCM Focused International Equity Fund merged into JNL/WCM Focused International Equity Fund (JNL Series Trust)

Effective April 27, 2020, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Crescent High Income Fund to JNL/T. Rowe Price U.S. High Yield Fund
JNL/Lazard Emerging Markets Fund to JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund to JNL/T. Rowe Price Balanced Fund
JNL/S&P 4 Fund to JNL/Goldman Sachs 4 Fund
JNL/S&P Competitive Advantage Fund to JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund to JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund to JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Total Yield Fund to JNL/Goldman Sachs Total Yield Fund
JNL/S&P International 5 Fund to JNL/Goldman Sachs International 5 Fund

Effective April 27, 2020, there is a new Investment Division for which Accumulation Unit information is not yet available. The new Investment Division invests in the following Fund:

JNL Series Trust
JNL/Lord Abbett Short Duration Income Fund

19

Accumulation Unit Values
Contract with Endorsements - 1.00%
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.43	$15.15	N/A	N/A	N/A	N/A
End of period	$16.75	$13.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,910	62,021	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$11.13	$11.61	$10.86	$10.50	$10.79	N/A
End of period	$12.39	$11.13	$11.61	$10.86	$10.50	N/A
Accumulation units outstanding at the end of period	28,578	19,642	19,331	6,130	1,168	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.25	$15.83	N/A	N/A	N/A	N/A
End of period	$17.45	$14.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112,250	120,511	N/A	N/A	N/A	N/A

JNL Institutional Alt 100 Division
Accumulation unit value:
Beginning of period	$9.87	$10.59	$10.18	$10.27	$10.56	N/A
End of period	$10.87	$9.87	$10.59	$10.18	$10.27	N/A
Accumulation units outstanding at the end of period	71,743	65,613	64,271	58,788	55,275	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.77	$19.14	N/A	N/A	N/A	N/A
End of period	$20.30	$17.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,551	3,586	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	$14.46	$16.07	$13.60	$12.66	$12.79	N/A
End of period	$17.41	$14.46	$16.07	$13.60	$12.66	N/A
Accumulation units outstanding at the end of period	152,547	220,169	155,191	161,317	67,832	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	$12.07	$12.88	$11.67	$11.17	N/A	N/A
End of period	$13.66	$12.07	$12.88	$11.67	N/A	N/A
Accumulation units outstanding at the end of period	43,343	9,675	9,629	8,816	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.44	$14.64	$12.78	$12.06	$12.16	N/A
End of period	$15.71	$13.44	$14.64	$12.78	$12.06	N/A
Accumulation units outstanding at the end of period	35,973	36,269	22,106	22,762	9,380	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$12.46	$13.24	$12.11	$11.62	$11.90	N/A
End of period	$14.27	$12.46	$13.24	$12.11	$11.62	N/A
Accumulation units outstanding at the end of period	108,665	305,566	306,884	313,474	333,311	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.57	$15.76	N/A	N/A	N/A	N/A
End of period	$17.24	$14.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	192,663	193,658	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$9.59	$10.07	$9.56	N/A	N/A	N/A
End of period	$10.36	$9.59	$10.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,720	10,407	6,278	N/A	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$11.41	$12.22	$10.64	N/A	N/A	N/A
End of period	$14.55	$11.41	$12.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,136	4,169	920	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$51.58	$53.20	N/A	N/A	N/A	N/A
End of period	$69.40	$51.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	785	471	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.68	$23.32	$21.21	$17.31	$19.30	N/A
End of period	$24.41	$19.68	$23.32	$21.21	$17.31	N/A
Accumulation units outstanding at the end of period	21,575	21,369	21,901	17,929	17,680	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	$9.39	N/A	N/A	N/A	N/A	N/A
End of period	$10.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,565	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$13.55	$15.10	$11.63	$11.70	$11.08	N/A
End of period	$18.11	$13.55	$15.10	$11.63	$11.70	N/A
Accumulation units outstanding at the end of period	98,595	96,984	70,130	55,786	52,709	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.12	$16.14	N/A	N/A	N/A	N/A
End of period	$18.46	$15.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,121	17,093	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$20.55	$20.89	$16.50	$15.28	$14.50	N/A
End of period	$26.52	$20.55	$20.89	$16.50	$15.28	N/A
Accumulation units outstanding at the end of period	123,308	129,930	120,396	115,982	91,396	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.45	$22.15	$18.36	$16.69	$16.69	N/A
End of period	$26.69	$21.45	$22.15	$18.36	$16.69	N/A
Accumulation units outstanding at the end of period	126,147	107,935	109,778	117,858	94,400	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$13.11	$15.32	$11.75	$11.52	$12.22	N/A
End of period	$15.90	$13.11	$15.32	$11.75	$11.52	N/A
Accumulation units outstanding at the end of period	52,219	51,796	41,828	53,324	41,782	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.86	$14.67	N/A	N/A	N/A	N/A
End of period	$16.28	$13.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,864	23,800	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$15.04	$17.53	$14.40	$13.47	$13.85	N/A
End of period	$18.75	$15.04	$17.53	$14.40	$13.47	N/A
Accumulation units outstanding at the end of period	3,325	3,325	9,256	4,493	10,276	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$9.07	$10.10	$10.34	$11.42	$11.29	N/A
End of period	$8.99	$9.07	$10.10	$10.34	$11.42	N/A
Accumulation units outstanding at the end of period	26,701	14,307	29,758	19,857	13,791	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.62	$13.80	$12.24	$11.89	$12.18	N/A
End of period	$14.70	$12.62	$13.80	$12.24	$11.89	N/A
Accumulation units outstanding at the end of period	330,680	327,615	332,492	305,827	262,542	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.20	$8.79	$9.14	$7.30	$9.67	N/A
End of period	$8.18	$7.20	$8.79	$9.14	$7.30	N/A
Accumulation units outstanding at the end of period	12,625	13,331	13,349	14,730	15,772	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$9.95	$11.10	$10.41	$10.32	$9.83	N/A
End of period	$10.32	$9.95	$11.10	$10.41	$10.32	N/A
Accumulation units outstanding at the end of period	11,144	11,319	16,537	13,389	8,142	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.69	$10.82	N/A	N/A	N/A	N/A
End of period	$13.94	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,344	5,353	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.53	$10.87	$10.48	N/A	N/A	N/A
End of period	$11.49	$10.53	$10.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,395	4,617	4,727	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$9.76	$11.04	N/A	N/A	N/A	N/A
End of period	$11.74	$9.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,798	4,798	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$34.12	$37.36	$31.38	$27.80	$28.68	N/A
End of period	$43.76	$34.12	$37.36	$31.38	$27.80	N/A
Accumulation units outstanding at the end of period	16,119	16,214	13,148	14,136	8,508	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$15.96	$18.67	$17.12	$13.64	$14.48	N/A
End of period	$19.17	$15.96	$18.67	$17.12	$13.64	N/A
Accumulation units outstanding at the end of period	10,788	10,337	4,555	1,719	271	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$22.26	$22.59	$21.65	$21.28	$21.41	N/A
End of period	$23.76	$22.26	$22.59	$21.65	$21.28	N/A
Accumulation units outstanding at the end of period	53,699	35,754	35,302	42,014	21,891	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	$10.65	$11.07	$10.42	N/A	N/A	N/A
End of period	$11.74	$10.65	$11.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,564	3,504	3,974	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$14.68	$15.52	$12.90	$10.96	N/A	N/A
End of period	$19.42	$14.68	$15.52	$12.90	N/A	N/A
Accumulation units outstanding at the end of period	24,466	19,085	15,090	8,668	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.10	$11.02	$10.69	$10.58	$10.51	N/A
End of period	$11.61	$11.10	$11.02	$10.69	$10.58	N/A
Accumulation units outstanding at the end of period	135,802	146,494	79,602	71,790	54,663	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	$9.94	$10.86	$10.44	$9.90	$9.80	N/A
End of period	$11.29	$9.94	$10.86	$10.44	$9.90	N/A
Accumulation units outstanding at the end of period	6,603	6,711	10,752	6,294	4,814	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$12.33	$13.89	$12.57	$11.74	$12.25	N/A
End of period	$14.85	$12.33	$13.89	$12.57	$11.74	N/A
Accumulation units outstanding at the end of period	683	565	—	—	798	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.32	$15.45	$14.20	$12.74	$15.80	N/A
End of period	$18.00	$14.32	$15.45	$14.20	$12.74	N/A
Accumulation units outstanding at the end of period	13,065	13,645	13,056	12,186	16,340	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.79	$14.17	$12.89	$12.56	$13.96	N/A
End of period	$15.32	$12.79	$14.17	$12.89	$12.56	N/A
Accumulation units outstanding at the end of period	18,646	19,805	19,937	20,063	25,206	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.83	$11.86	$11.56	$11.25	$11.86	N/A
End of period	$11.82	$11.83	$11.86	$11.56	$11.25	N/A
Accumulation units outstanding at the end of period	35,512	36,117	37,874	34,323	21,672	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.60	$16.46	$15.13	$13.39	$14.60	N/A
End of period	$17.92	$15.60	$16.46	$15.13	$13.39	N/A
Accumulation units outstanding at the end of period	49,319	49,449	49,976	60,343	62,192	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$10.66	$13.42	$10.25	$10.47	$10.19	N/A
End of period	$12.49	$10.66	$13.42	$10.25	$10.47	N/A
Accumulation units outstanding at the end of period	43,295	42,256	24,468	23,385	35,972	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.59	$13.89	$12.19	$11.29	$13.01	N/A
End of period	$14.10	$12.59	$13.89	$12.19	$11.29	N/A
Accumulation units outstanding at the end of period	5,208	5,315	4,700	4,651	3,881	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$8.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,383	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$9.29	$11.92	$9.80	$8.8	N/A	N/A
End of period	$11.75	$9.29	$11.92	$9.80	N/A	N/A
Accumulation units outstanding at the end of period	52,603	62,193	44,549	6,762	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.05	$11.03	$7.32	$7.65	$8.14	N/A
End of period	$10.30	$9.05	$11.03	$7.32	$7.65	N/A
Accumulation units outstanding at the end of period	19,789	20,177	4,623	2,094	1,155	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$9.41	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	417	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.57	$18.95	$17.37	$17.13	$17.47	N/A
End of period	$21.31	$17.57	$18.95	$17.37	$17.13	N/A
Accumulation units outstanding at the end of period	12,490	13,105	13,863	21,722	20,321	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$21.46	$25.53	$20.93	$21.40	$22.06	N/A
End of period	$27.23	$21.46	$25.53	$20.93	$21.40	N/A
Accumulation units outstanding at the end of period	13,092	14,298	14,016	19,498	17,435	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.42	$36.04	$29.13	$26.38	$27.13	N/A
End of period	$39.94	$32.42	$36.04	$29.13	$26.38	N/A
Accumulation units outstanding at the end of period	25,737	30,896	29,536	29,398	30,418	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	$10.60	$11.73	$10.22	$9.93	$10.21	N/A
End of period	$12.36	$10.60	$11.73	$10.22	$9.93	N/A
Accumulation units outstanding at the end of period	3,009	3,157	3,335	3,508	4,438	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$53.48	$56.86	$44.38	$44.59	$43.72	N/A
End of period	$74.08	$53.48	$56.86	$44.38	$44.59	N/A
Accumulation units outstanding at the end of period	12,432	14,277	14,693	13,578	13,115	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$22.80	$22.93	$22.59	$22.49	$22.62	N/A
End of period	$24.03	$22.80	$22.93	$22.59	$22.49	N/A
Accumulation units outstanding at the end of period	25,621	22,493	11,059	11,715	2,639	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.80	$15.84	$12.44	$10.53	$13.08	N/A
End of period	$14.94	$12.80	$15.84	$12.44	$10.53	N/A
Accumulation units outstanding at the end of period	32,588	37,541	29,328	19,336	19,840	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$12.33	$13.87	$10.92	$11.62	$11.25	N/A
End of period	$14.88	$12.33	$13.87	$10.92	$11.62	N/A
Accumulation units outstanding at the end of period	32,362	29,790	26,596	22,882	22,094	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$15.16	$15.40	$15.10	$14.97	$15.14	N/A
End of period	$16.20	$15.16	$15.40	$15.10	$14.97	N/A
Accumulation units outstanding at the end of period	77,449	93,971	90,192	68,066	49,710	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$9.95	$10.67	$10.41	$8.51	$8.36	N/A
End of period	$12.45	$9.95	$10.67	$10.41	$8.51	N/A
Accumulation units outstanding at the end of period	4,536	4,402	6,778	5,905	4,758	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$30.98	$31.68	$26.21	$24.94	$23.78	N/A
End of period	$38.92	$30.98	$31.68	$26.21	$24.94	N/A
Accumulation units outstanding at the end of period	3,711	4,996	5,780	4,020	23	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$21.84	$22.99	N/A	N/A	N/A	N/A
End of period	$26.92	$21.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,550	6,138	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.85	$11.74	$8.71	$7.99	$9.53	N/A
End of period	$11.50	$9.85	$11.74	$8.71	$7.99	N/A
Accumulation units outstanding at the end of period	40,037	51,389	28,844	24,746	13,692	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$28.11	$35.69	$37.14	$29.49	$38.81	N/A
End of period	$30.24	$28.11	$35.69	$37.14	$29.49	N/A
Accumulation units outstanding at the end of period	5,611	6,514	9,073	2,639	594	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	$18.74	$20.95	$18.29	$15.58	$16.02	N/A
End of period	$23.87	$18.74	$20.95	$18.29	$15.58	N/A
Accumulation units outstanding at the end of period	48,465	25,049	23,229	20,414	13,434	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$15.60	$18.30	$15.49	$12.61	$12.88	N/A
End of period	$20.25	$15.60	$18.30	$15.49	$12.61	N/A
Accumulation units outstanding at the end of period	9,281	13,029	12,951	2,881	2,882	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$34.85	$33.54	$27.62	$29.01	$27.49	N/A
End of period	$41.88	$34.85	$33.54	$27.62	$29.01	N/A
Accumulation units outstanding at the end of period	10,995	12,888	15,055	16,305	11,653	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$15.41	$16.89	$14.79	$13.35	$13.68	N/A
End of period	$18.52	$15.41	$16.89	$14.79	$13.35	N/A
Accumulation units outstanding at the end of period	13,156	12,988	12,984	12,987	1,877	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$18.37	$18.69	$13.85	$12.35	$11.95	N/A
End of period	$26.91	$18.37	$18.69	$13.85	$12.35	N/A
Accumulation units outstanding at the end of period	20,595	23,914	27,368	27,443	13,253	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$18.77	$22.02	$17.79	$17.83	$18.20	N/A
End of period	$22.52	$18.77	$22.02	$17.79	$17.83	N/A
Accumulation units outstanding at the end of period	47,840	56,637	43,607	37,758	25,626	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$21.41	$23.72	N/A	N/A	N/A	N/A
End of period	$26.97	$21.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,160	4,745	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$31.35	$31.87	$24.37	$22.80	$22.71	N/A
End of period	$43.01	$31.35	$31.87	$24.37	$22.80	N/A
Accumulation units outstanding at the end of period	50,948	51,992	38,664	18,187	12,002	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	$9.57	$10.20	N/A	N/A	N/A	N/A
End of period	$12.12	$9.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,568	2,690	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.47	$10.71	N/A	N/A	N/A	N/A
End of period	$13.45	$10.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,089	1,490	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	$9.51	$10.67	N/A	N/A	N/A	N/A
End of period	$12.27	$9.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,714	3,222	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.25	$36.86	$32.18	$27.06	$28.09	N/A
End of period	$40.10	$32.25	$36.86	$32.18	$27.06	N/A
Accumulation units outstanding at the end of period	37,555	51,637	42,545	27,194	21,055	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$23.63	$25.09	$20.92	$18.97	$18.99	N/A
End of period	$30.61	$23.63	$25.09	$20.92	$18.97	N/A
Accumulation units outstanding at the end of period	377,158	382,861	311,398	193,783	147,918	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.86	$32.00	$28.65	$22.99	$24.33	N/A
End of period	$34.92	$28.86	$32.00	$28.65	$22.99	N/A
Accumulation units outstanding at the end of period	36,599	38,867	38,374	24,109	16,812	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	$14.65	$14.26	$12.91	$11.16	$11.92	N/A
End of period	$18.02	$14.65	$14.26	$12.91	$11.16	N/A
Accumulation units outstanding at the end of period	7,461	3,808	3,841	4,166	4,244	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	$5.89	$6.66	N/A	N/A	N/A	N/A
End of period	$6.54	$5.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,401	1,398	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	$10.03	$9.96	$9.83	$10.09	$10.01	N/A
End of period	$9.94	$10.03	$9.96	$9.83	$10.09	N/A
Accumulation units outstanding at the end of period	13,867	1,659	1,695	1,526	1,459	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.25	$11.66	$11.03	N/A	N/A	N/A
End of period	$12.18	$11.25	$11.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,876	7,701	13,823	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	$10.36	$10.42	$10.03	$9.79	$10.19	N/A
End of period	$11.25	$10.36	$10.42	$10.03	$9.79	N/A
Accumulation units outstanding at the end of period	2,913	1,915	1,915	1,915	1,915	N/A

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	$8.92	$11.62	$8.31	$8.43	N/A	N/A
End of period	$10.96	$8.92	$11.62	$8.31	N/A	N/A
Accumulation units outstanding at the end of period	19,574	61,548	12,178	10,179	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$9.93	$10.04	N/A	N/A	N/A	N/A
End of period	$10.60	$9.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,303	16,758	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$11.57	$11.99	$11.32	$10.75	$10.96	N/A
End of period	$13.11	$11.57	$11.99	$11.32	$10.75	N/A
Accumulation units outstanding at the end of period	4,153	2,522	2,897	2,900	2,794	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.97	$14.44	$14.14	$13.58	$14.16	N/A
End of period	$14.99	$13.97	$14.44	$14.14	$13.58	N/A
Accumulation units outstanding at the end of period	29,911	21,377	20,456	5,973	906	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.53	$11.77	$11.55	$10.66	$10.91	N/A
End of period	$12.35	$11.53	$11.77	$11.55	$10.66	N/A
Accumulation units outstanding at the end of period	51,889	48,375	42,598	38,442	19,060	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$22.34	$23.83	$22.39	$19.32	$20.96	N/A
End of period	$25.34	$22.34	$23.83	$22.39	$19.32	N/A
Accumulation units outstanding at the end of period	23,596	22,620	23,128	24,586	9,598	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.27	$21.83	$19.63	$15.56	$17.09	N/A
End of period	$20.39	$17.27	$21.83	$19.63	$15.56	N/A
Accumulation units outstanding at the end of period	15,673	15,639	16,128	13,123	11,099	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.96	$17.34	$16.80	$16.07	N/A	N/A
End of period	$18.48	$16.96	$17.34	$16.80	N/A	N/A
Accumulation units outstanding at the end of period	11,488	8,306	11,007	4,088	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$18.96	$22.23	$18.22	$16.79	N/A	N/A
End of period	$21.75	$18.96	$22.23	$18.22	N/A	N/A
Accumulation units outstanding at the end of period	—	692	642	765	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$14.45	$17.13	$13.99	$14.39	$14.82	N/A
End of period	$16.39	$14.45	$17.13	$13.99	$14.39	N/A
Accumulation units outstanding at the end of period	11,477	19,785	17,809	12,974	9,507	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$15.48	$20.30	$20.97	$15.76	$16.76	N/A
End of period	$17.41	$15.48	$20.30	$20.97	$15.76	N/A
Accumulation units outstanding at the end of period	9,049	6,455	9,574	5,183	3,742	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$20.58	$23.03	N/A	N/A	N/A	N/A
End of period	$24.36	$20.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	654	663	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.47	$24.21	$21.19	$19.41	$20.65	N/A
End of period	$27.81	$22.47	$24.21	$21.19	$19.41	N/A
Accumulation units outstanding at the end of period	25,451	25,898	29,549	118,170	155,300	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.73	$26.71	$22.54	$21.54	$21.50	N/A
End of period	$32.95	$25.73	$26.71	$22.54	$21.54	N/A
Accumulation units outstanding at the end of period	14,911	12,586	10,815	10,645	10,637	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.43	$23.92	$21.58	$18.51	$18.57	N/A
End of period	$28.34	$22.43	$23.92	$21.58	$18.51	N/A
Accumulation units outstanding at the end of period	57,563	68,686	71,213	91,601	41,347	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	$10.80	$12.91	$9.80	N/A	N/A	N/A
End of period	$12.60	$10.80	$12.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,718	7,012	4,310	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.36	$23.98	$20.37	$19.55	$22.91	N/A
End of period	$26.85	$22.36	$23.98	$20.37	$19.55	N/A
Accumulation units outstanding at the end of period	8,739	8,585	8,504	8,391	8,139	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$10.90	$12.98	$11.71	$10.03	$11.33	N/A
End of period	$13.00	$10.90	$12.98	$11.71	$10.03	N/A
Accumulation units outstanding at the end of period	1,962	2,021	1,950	9,683	1,597	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.95	$21.54	$19.60	$17.58	$19.24	N/A
End of period	$22.90	$18.95	$21.54	$19.60	$17.58	N/A
Accumulation units outstanding at the end of period	1,280	1,308	1,336	9,600	1,407	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	$9.69	$9.81	$9.74	$9.41	$9.56	N/A
End of period	$10.14	$9.69	$9.81	$9.74	$9.41	N/A
Accumulation units outstanding at the end of period	9,620	9,933	9,837	9,698	9,733	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.50	$14.59	$12.84	$12.03	$11.63	N/A
End of period	$17.82	$14.50	$14.59	$12.84	$12.03	N/A
Accumulation units outstanding at the end of period	137,287	111,063	83,508	55,699	37,611	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$77.59	$79.50	$60.09	$59.84	$54.60	N/A
End of period	$100.73	$77.59	$79.50	$60.09	$59.84	N/A
Accumulation units outstanding at the end of period	19,621	17,649	13,398	15,992	11,151	N/A

JNL/T. Rowe Price Managed Volatility Balanced Division
Accumulation unit value:
Beginning of period	$10.55	$11.46	$10.02	$9.81	$10.39	N/A
End of period	$12.86	$10.55	$11.46	$10.02	$9.81	N/A
Accumulation units outstanding at the end of period	5,503	3,577	793	793	793	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.78	$10.77	$10.75	$10.70	$10.78	N/A
End of period	$11.10	$10.78	$10.77	$10.75	$10.70	N/A
Accumulation units outstanding at the end of period	190,798	95,952	46,669	23,502	20,911	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$30.15	$33.68	$28.66	$26.11	$26.87	N/A
End of period	$37.64	$30.15	$33.68	$28.66	$26.11	N/A
Accumulation units outstanding at the end of period	23,224	22,832	22,059	28,851	23,140	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	$13.32	$14.69	$12.64	$10.94	$11.21	N/A
End of period	$16.49	$13.32	$14.69	$12.64	$10.94	N/A
Accumulation units outstanding at the end of period	37,305	38,664	43,389	38,128	26,593	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/VanEck International Gold Division
Accumulation unit value:
Beginning of period	$4.46	$5.33	$4.75	$3.13	$4.31	N/A
End of period	$6.11	$4.46	$5.33	$4.75	$3.13	N/A
Accumulation units outstanding at the end of period	5,618	4,758	4,140	4,793	1,887	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$9.84	$10.63	N/A	N/A	N/A	N/A
End of period	$12.06	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,539	9,146	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$9.99	$10.00	N/A	N/A	N/A	N/A
End of period	$10.64	$9.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,709	2,298	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$9.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,499	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$8.99	$10.46	N/A	N/A	N/A	N/A
End of period	$11.62	$8.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,638	50,684	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$8.81	$10.48	N/A	N/A	N/A	N/A
End of period	$10.55	$8.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,986	16,733	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$9.64	$10.20	N/A	N/A	N/A	N/A
End of period	$11.05	$9.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,793	11,931	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$9.58	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,365	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$9.80	$10.74	N/A	N/A	N/A	N/A
End of period	$12.35	$9.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,394	30,133	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$9.98	$10.70	N/A	N/A	N/A	N/A
End of period	$12.86	$9.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	156,200	137,504	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$12.70	$13.92	$10.68	$10.78	$10.29	N/A
End of period	$17.04	$12.70	$13.92	$10.68	$10.78	N/A
Accumulation units outstanding at the end of period	7,079	7,203	7,061	6,175	5,013	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$10.40	$10.01	$9.58	$9.43	N/A	N/A
End of period	$11.51	$10.40	$10.01	$9.58	N/A	N/A
Accumulation units outstanding at the end of period	1,870	—	3,482	582	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$50.05	$52.34	$46.99	$42.83	$43.66	N/A
End of period	$60.18	$50.05	$52.34	$46.99	$42.83	N/A
Accumulation units outstanding at the end of period	42,348	48,863	43,593	39,579	17,399	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.88	$12.87	$12.98	$13.11	$13.24	N/A
End of period	$12.95	$12.88	$12.87	$12.98	$13.11	N/A
Accumulation units outstanding at the end of period	114,765	101,545	111,240	206,945	59,329	N/A

Accumulation Unit Values
Contract with Endorsements - 1.10%
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 100 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/JPMorgan Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Loomis Sayles Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$18.01	$18.35	$13.61	$12.15	N/A	N/A
End of period	$26.36	$18.01	$18.35	$13.61	N/A	N/A
Accumulation units outstanding at the end of period	—	8,416	8,416	8,416	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$18.45	$21.67	$17.53	$17.58	N/A	N/A
End of period	$22.12	$18.45	$21.67	$17.53	N/A	N/A
Accumulation units outstanding at the end of period	—	7,561	7,561	7,561	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.71	$36.27	$31.70	$26.68	N/A	N/A
End of period	$39.39	$31.71	$36.27	$31.70	N/A	N/A
Accumulation units outstanding at the end of period	—	5,508	5,508	5,508	N/A	N/A

JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$23.23	$24.69	$20.61	$18.71	N/A	N/A
End of period	$30.06	$23.23	$24.69	$20.61	N/A	N/A
Accumulation units outstanding at the end of period	—	18,685	18,685	18,685	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.37	$31.50	$28.22	$22.67	N/A	N/A
End of period	$34.30	$28.37	$31.50	$28.22	N/A	N/A
Accumulation units outstanding at the end of period	—	5,991	5,991	5,991	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Commodity Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$14.31	$16.98	$13.87	$14.29	N/A	N/A
End of period	$16.21	$14.31	$16.98	$13.87	N/A	N/A
Accumulation units outstanding at the end of period	—	6,417	6,417	6,417	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Managed Volatility Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/VanEck International Gold Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2019

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Assets
Investments, at fair value	$91,077,523	$281,861	$34,588,805	$57,210	$155,698,400	$77,903	$10,885,678
Receivables:
Investments in Fund shares sold	5,390	3	2,759	1	44,389	1	343
Investment Division units sold	399	—	—	—	83	—	85
Total assets	91,083,312	281,864	34,591,564	57,211	155,742,872	77,904	10,886,106

Liabilities
Payables:
Investments in Fund shares purchased	399	—	—	—	83	—	85
Investment Division units redeemed	1,953	—	1,646	—	38,537	—	31
Insurance fees due to Jackson
of New York	3,437	3	1,113	1	5,852	1	312
Total liabilities	5,789	3	2,759	1	44,472	1	428
Net assets	$91,077,523	$281,861	$34,588,805	$57,210	$155,698,400	$77,903	$10,885,678

Investments in Funds, shares outstanding	6,212,655	19,096	2,679,226	4,404	10,209,731	5,075	976,294
Investments in Funds, at cost	$71,494,779	$250,948	$31,677,440	$52,057	$119,737,213	$71,750	$10,293,956

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,178,549	1,167	337,948	250	2,024,917	125	128,720
Total expenses	1,178,549	1,167	337,948	250	2,024,917	125	128,720
Net investment income (loss)	(1,178,549)	(1,167)	(337,948)	(250)	(2,024,917)	(125)	(128,720)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,374,816	144	383,789	(198)	3,705,260	8	27,626
Net change in unrealized appreciation
(depreciation) on investments	16,927,716	59,431	2,933,021	6,980	27,221,722	6,153	1,293,947
Net realized and unrealized gain (loss)	19,302,532	59,575	3,316,810	6,782	30,926,982	6,161	1,321,573

Net change in net assets
from operations	$18,123,983	$58,408	$2,978,862	$6,532	$28,902,065	$6,036	$1,192,853

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Assets
Investments, at fair value	$129,961,671	$13,592	$92,545,132	$—	$27,606,072	$150,162	$13,539,842
Receivables:
Investments in Fund shares sold	9,475	—	212,001	—	860	2	1,493
Investment Division units sold	4,707	—	229,224	—	—	—	1,919
Total assets	129,975,853	13,592	92,986,357	—	27,606,932	150,164	13,543,254

Liabilities
Payables:
Investments in Fund shares purchased	4,707	—	229,224	—	—	—	1,919
Investment Division units redeemed	4,098	—	208,171	—	73	—	1,097
Insurance fees due to Jackson
of New York	5,377	—	3,830	—	787	2	396
Total liabilities	14,182	—	441,225	—	860	2	3,412
Net assets	$129,961,671	$13,592	$92,545,132	$—	$27,606,072	$150,162	$13,539,842

Investments in Funds, shares outstanding	6,905,509	717	4,994,341	—	1,846,560	10,018	1,075,444
Investments in Funds, at cost	$109,584,091	$12,975	$80,070,891	$—	$24,023,134	$142,153	$12,616,447

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$418,709	$2,698	$265,971
Expenses
Asset-based charges	1,982,892	37	1,409,198	—	259,868	459	139,141
Total expenses	1,982,892	37	1,409,198	—	259,868	459	139,141
Net investment income (loss)	(1,982,892)	(37)	(1,409,198)	—	158,841	2,239	126,830

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	480,955	2,648	159,913
Investments	2,316,231	—	1,379,903	—	371,460	26	147,270
Net change in unrealized appreciation
(depreciation) on investments	19,786,082	617	11,921,696	—	3,545,476	11,962	1,139,375
Net realized and unrealized gain (loss)	22,102,313	617	13,301,599	—	4,397,891	14,636	1,446,558

Net change in net assets
from operations	$20,119,421	$580	$11,892,401	$—	$4,556,732	$16,875	$1,573,388

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$—	$30,709,632	$24,681	$48,444,829	$96,340	$149,565,459	$329,604
Receivables:
Investments in Fund shares sold	—	926	—	2,645	1	9,685	4
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	30,710,558	24,681	48,447,474	96,341	149,575,144	329,608

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	42	—	1,046	—	4,234	—
Insurance fees due to Jackson
of New York	—	884	—	1,599	1	5,451	4
Total liabilities	—	926	—	2,645	1	9,685	4
Net assets	$—	$30,709,632	$24,681	$48,444,829	$96,340	$149,565,459	$329,604

Investments in Funds, shares outstanding	—	2,207,738	1,769	3,347,949	6,612	9,775,520	21,403
Investments in Funds, at cost	$—	$27,453,970	$23,798	$42,265,706	$91,688	$121,890,796	$304,360

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$554,891	$514	$—	$—	$—	$—
Expenses
Asset-based charges	—	289,287	77	524,593	247	1,969,266	985
Total expenses	—	289,287	77	524,593	247	1,969,266	985
Net investment income (loss)	—	265,604	437	(524,593)	(247)	(1,969,266)	(985)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	410,905	329	—	—	—	—
Investments	—	369,191	1	811,688	11	4,034,609	156
Net change in unrealized appreciation
(depreciation) on investments	—	3,151,393	883	5,543,175	6,037	21,918,243	26,842
Net realized and unrealized gain (loss)	—	3,931,489	1,213	6,354,863	6,048	25,952,852	26,998

Net change in net assets
from operations	$—	$4,197,093	$1,650	$5,830,270	$5,801	$23,983,586	$26,013

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments, at fair value	$1,639,180	$140,661	$13,303,944	$319,140	$133,033,927	$360,276	$55,692,983
Receivables:
Investments in Fund shares sold	785	4	18,642	80	115,367	6	16,477
Investment Division units sold	—	—	—	—	150,163	—	26,697
Total assets	1,639,965	140,665	13,322,586	319,220	133,299,457	360,282	55,736,157

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	150,163	—	26,697
Investment Division units redeemed	742	—	18,138	75	110,106	—	14,283
Insurance fees due to Jackson
of New York	43	4	504	5	5,261	6	2,194
Total liabilities	785	4	18,642	80	265,530	6	43,174
Net assets	$1,639,180	$140,661	$13,303,944	$319,140	$133,033,927	$360,276	$55,692,983

Investments in Funds, shares outstanding	153,338	13,282	937,558	22,412	4,153,416	10,653	3,913,773
Investments in Funds, at cost	$1,536,186	$123,724	$11,770,170	$292,963	$110,239,199	$329,104	$53,705,168

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$391	$—	$—	$—	$—	$—
Expenses
Asset-based charges	13,707	766	152,670	733	1,685,393	1,008	736,929
Total expenses	13,707	766	152,670	733	1,685,393	1,008	736,929
Net investment income (loss)	(13,707)	(375)	(152,670)	(733)	(1,685,393)	(1,008)	(736,929)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	8,595	908	173,004	223	3,471,726	875	(662,040)
Net change in unrealized appreciation
(depreciation) on investments	114,354	20,323	2,319,078	33,716	29,841,512	43,206	11,743,404
Net realized and unrealized gain (loss)	122,949	21,231	2,492,082	33,939	33,313,238	44,081	11,081,364

Net change in net assets
from operations	$109,242	$20,856	$2,339,412	$33,206	$31,627,845	$43,073	$10,344,435

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A
Assets
Investments, at fair value	$40,410	$3,914,129	$102,171,854	$220,077	$239,318,378	$518,780	$7,945,984
Receivables:
Investments in Fund shares sold	—	49	66,316	3	277,374	8	453
Investment Division units sold	—	—	44,888	—	35,397	—	5,807
Total assets	40,410	3,914,178	102,283,058	220,080	239,631,149	518,788	7,952,244

Liabilities
Payables:
Investments in Fund shares purchased	—	—	44,888	—	35,397	—	5,807
Investment Division units redeemed	—	—	62,185	—	267,310	—	151
Insurance fees due to Jackson
of New York	—	49	4,131	3	10,064	8	302
Total liabilities	—	49	111,204	3	312,771	8	6,260
Net assets	$40,410	$3,914,129	$102,171,854	$220,077	$239,318,378	$518,780	$7,945,984

Investments in Funds, shares outstanding	2,828	291,230	8,213,172	17,034	9,828,270	20,944	719,094
Investments in Funds, at cost	$41,481	$3,428,034	$91,959,520	$204,061	$180,661,901	$468,942	$7,399,170

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	140	12,334	1,297,800	670	3,556,252	1,630	52,914
Total expenses	140	12,334	1,297,800	670	3,556,252	1,630	52,914
Net investment income (loss)	(140)	(12,334)	(1,297,800)	(670)	(3,556,252)	(1,630)	(52,914)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(31)	84,168	478,467	1,047	11,420,321	281	13,870
Net change in unrealized appreciation
(depreciation) on investments	7,120	569,794	15,635,624	19,557	32,292,681	65,163	592,887
Net realized and unrealized gain (loss)	7,089	653,962	16,114,091	20,604	43,713,002	65,444	606,757

Net change in net assets
from operations	$6,949	$641,628	$14,816,291	$19,934	$40,156,750	$63,814	$553,843

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Assets
Investments, at fair value	$82,084	$28,095,626	$29,682	$28,703,493	$334,696	$44,936,514	$124,096
Receivables:
Investments in Fund shares sold	1	2,679	—	94,281	6	11,029	2
Investment Division units sold	—	5,807	—	25,285	—	5,807	—
Total assets	82,085	28,104,112	29,682	28,823,059	334,702	44,953,350	124,098

Liabilities
Payables:
Investments in Fund shares purchased	—	5,807	—	25,285	—	5,807	—
Investment Division units redeemed	—	1,531	—	93,353	—	9,198	—
Insurance fees due to Jackson
of New York	1	1,148	—	928	6	1,831	2
Total liabilities	1	8,486	—	119,566	6	16,836	2
Net assets	$82,084	$28,095,626	$29,682	$28,703,493	$334,696	$44,936,514	$124,096

Investments in Funds, shares outstanding	7,388	2,484,140	2,595	1,644,899	19,060	2,705,389	7,347
Investments in Funds, at cost	$76,799	$26,618,559	$28,095	$23,823,829	$292,937	$36,760,890	$108,892

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	190	424,476	133	248,482	1,187	611,445	392
Total expenses	190	424,476	133	248,482	1,187	611,445	392
Net investment income (loss)	(190)	(424,476)	(133)	(248,482)	(1,187)	(611,445)	(392)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	8	151,569	355	622,544	154	688,729	86
Net change in unrealized appreciation
(depreciation) on investments	5,767	1,922,943	1,621	5,685,227	52,477	10,204,289	18,999
Net realized and unrealized gain (loss)	5,775	2,074,512	1,976	6,307,771	52,631	10,893,018	19,085

Net change in net assets
from operations	$5,585	$1,650,036	$1,843	$6,059,289	$51,444	$10,281,573	$18,693

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Assets
Investments, at fair value	$139,861,397	$112,722	$86,755,963	$366,478	$427,858,002	$1,573,301	$104,568,571
Receivables:
Investments in Fund shares sold	8,286	1	200,065	208	44,237	218	12,727
Investment Division units sold	4,821	—	28,452	—	457,678	—	3,717
Total assets	139,874,504	112,723	86,984,480	366,686	428,359,917	1,573,519	104,585,015

Liabilities
Payables:
Investments in Fund shares purchased	4,821	—	28,452	—	457,678	—	3,717
Investment Division units redeemed	2,756	—	197,066	203	27,593	198	8,592
Insurance fees due to Jackson
of New York	5,530	1	2,999	5	16,644	20	4,135
Total liabilities	13,107	1	228,517	208	501,915	218	16,444
Net assets	$139,861,397	$112,722	$86,755,963	$366,478	$427,858,002	$1,573,301	$104,568,571

Investments in Funds, shares outstanding	7,337,954	5,871	3,119,596	13,079	15,655,251	56,614	6,750,715
Investments in Funds, at cost	$109,644,261	$103,036	$68,818,259	$318,731	$309,237,615	$1,383,007	$89,803,232

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,803,808	451	826,623	1,218	5,454,576	5,655	1,448,337
Total expenses	1,803,808	451	826,623	1,218	5,454,576	5,655	1,448,337
Net investment income (loss)	(1,803,808)	(451)	(826,623)	(1,218)	(5,454,576)	(5,655)	(1,448,337)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,972,074	4,462	2,714,115	5,424	18,728,369	9,620	1,435,368
Net change in unrealized appreciation
(depreciation) on investments	22,582,301	14,253	14,078,222	66,152	67,114,908	244,491	18,598,197
Net realized and unrealized gain (loss)	25,554,375	18,715	16,792,337	71,576	85,843,277	254,111	20,033,565

Net change in net assets
from operations	$23,750,567	$18,264	$15,965,714	$70,358	$80,388,701	$248,456	$18,585,228

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Assets
Investments, at fair value	$275,018	$147,102,268	$56,294	$78,394,447	$299,957	$2,946,477	$—
Receivables:
Investments in Fund shares sold	3	10,116	1	68,996	4	152	—
Investment Division units sold	—	3,106	—	9,413	—	—	—
Total assets	275,021	147,115,490	56,295	78,472,856	299,961	2,946,629	—

Liabilities
Payables:
Investments in Fund shares purchased	—	3,106	—	9,413	—	—	—
Investment Division units redeemed	—	4,300	—	65,739	—	20	—
Insurance fees due to Jackson
of New York	3	5,816	1	3,257	4	132	—
Total liabilities	3	13,222	1	78,409	4	152	—
Net assets	$275,018	$147,102,268	$56,294	$78,394,447	$299,957	$2,946,477	$—

Investments in Funds, shares outstanding	17,495	8,724,927	3,315	5,444,059	20,559	275,372	—
Investments in Funds, at cost	$254,365	$118,511,556	$54,061	$64,705,513	$262,775	$2,778,684	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Defensive Style Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,150	1,972,708	42	1,070,764	1,009	14,798	—
Total expenses	1,150	1,972,708	42	1,070,764	1,009	14,798	—
Net investment income (loss)	(1,150)	(1,972,708)	(42)	(1,070,764)	(1,009)	(14,798)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	112	3,014,460	3	1,383,369	1,053	4,087	—
Net change in unrealized appreciation
(depreciation) on investments	50,457	19,775,061	2,233	16,035,799	42,692	167,793	—
Net realized and unrealized gain (loss)	50,569	22,789,521	2,236	17,419,168	43,745	171,880	—

Net change in net assets
from operations	$49,419	$20,816,813	$2,194	$16,348,404	$42,736	$157,082	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Assets
Investments, at fair value	$33,467,495	$—	$8,348,498	$96,904	$6,532	$175,605,242	$81,885
Receivables:
Investments in Fund shares sold	19,553	—	906	4	—	55,527	1
Investment Division units sold	—	—	—	—	—	18,777	—
Total assets	33,487,048	—	8,349,404	96,908	6,532	175,679,546	81,886

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	18,777	—
Investment Division units redeemed	18,173	—	667	—	—	48,754	—
Insurance fees due to Jackson
of New York	1,380	—	239	4	—	6,773	1
Total liabilities	19,553	—	906	4	—	74,304	1
Net assets	$33,467,495	$—	$8,348,498	$96,904	$6,532	$175,605,242	$81,885

Investments in Funds, shares outstanding	2,488,290	—	1,098,487	9,211	620	13,144,105	6,057
Investments in Funds, at cost	$28,385,627	$—	$10,287,718	$91,268	$6,250	$155,597,127	$74,712

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class I(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$598	$44	$—	$—
Expenses
Asset-based charges	520,458	—	93,285	347	5	2,434,589	328
Total expenses	520,458	—	93,285	347	5	2,434,589	328
Net investment income (loss)	(520,458)	—	(93,285)	251	39	(2,434,589)	(328)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	526,427	—	(572,899)	12	2	1,509,232	519
Net change in unrealized appreciation
(depreciation) on investments	7,141,312	—	593,782	5,636	282	26,484,328	7,173
Net realized and unrealized gain (loss)	7,667,739	—	20,883	5,648	284	27,993,560	7,692

Net change in net assets
from operations	$7,147,281	$—	$(72,402)	$5,899	$323	$25,558,971	$7,364

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Assets
Investments, at fair value	$39,911,433	$—	$235,864,352	$757,682	$2,280,557	$70,208	$41,381,282
Receivables:
Investments in Fund shares sold	6,889	—	66,277	215	961	1	5,098
Investment Division units sold	3,240	—	38,780	—	—	—	31,177
Total assets	39,921,562	—	235,969,409	757,897	2,281,518	70,209	41,417,557

Liabilities
Payables:
Investments in Fund shares purchased	3,240	—	38,780	—	—	—	31,177
Investment Division units redeemed	5,321	—	56,765	204	891	—	3,433
Insurance fees due to Jackson
of New York	1,568	—	9,512	11	70	1	1,665
Total liabilities	10,129	—	105,057	215	961	1	36,275
Net assets	$39,911,433	$—	$235,864,352	$757,682	$2,280,557	$70,208	$41,381,282

Investments in Funds, shares outstanding	4,897,108	—	5,244,927	16,093	224,023	6,843	2,722,453
Investments in Funds, at cost	$43,275,319	$—	$180,542,916	$680,823	$2,293,466	$73,500	$41,503,331

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$1,145,125
Expenses
Asset-based charges	577,968	—	3,080,196	2,497	24,827	303	591,897
Total expenses	577,968	—	3,080,196	2,497	24,827	303	591,897
Net investment income (loss)	(577,968)	—	(3,080,196)	(2,497)	(24,827)	(303)	553,228

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	2,121,613
Investments	(1,506,390)	—	9,040,894	8,050	(42,638)	(174)	(199,942)
Net change in unrealized appreciation
(depreciation) on investments	6,981,893	—	45,910,220	108,060	141,173	3,506	3,934,557
Net realized and unrealized gain (loss)	5,475,503	—	54,951,114	116,110	98,535	3,332	5,856,228

Net change in net assets
from operations	$4,897,535	$—	$51,870,918	$113,613	$73,708	$3,029	$6,409,456

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Assets
Investments, at fair value	$57,553	$28,922,480	$357,640	$9,130,697	$22,993	$12,655,519	$44,134
Receivables:
Investments in Fund shares sold	1	2,142	5	19,228	—	1,482	1
Investment Division units sold	—	200,000	—	3,606	—	2	—
Total assets	57,554	29,124,622	357,645	9,153,531	22,993	12,657,003	44,135

Liabilities
Payables:
Investments in Fund shares purchased	—	200,000	—	3,606	—	2	—
Investment Division units redeemed	—	1,052	—	18,918	—	1,011	—
Insurance fees due to Jackson
of New York	1	1,090	5	310	—	471	1
Total liabilities	1	202,142	5	22,834	—	1,484	1
Net assets	$57,553	$28,922,480	$357,640	$9,130,697	$22,993	$12,655,519	$44,134

Investments in Funds, shares outstanding	3,685	2,028,224	24,940	828,557	2,100	1,097,617	3,811
Investments in Funds, at cost	$57,952	$26,387,954	$324,211	$8,789,414	$22,697	$11,855,505	$40,367

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Investment Income
Dividends	$1,689	$—	$—	$—	$—	$155,136	$627
Expenses
Asset-based charges	205	190,068	1,155	96,166	98	135,955	217
Total expenses	205	190,068	1,155	96,166	98	135,955	217
Net investment income (loss)	1,484	(190,068)	(1,155)	(96,166)	(98)	19,181	410

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,812	—	—	—	—	125,953	439
Investments	(18)	697,496	11,349	10,510	(112)	3,877	24
Net change in unrealized appreciation
(depreciation) on investments	(413)	2,904,964	49,081	651,219	2,236	1,592,814	6,886
Net realized and unrealized gain (loss)	2,381	3,602,460	60,430	661,729	2,124	1,722,644	7,349

Net change in net assets
from operations	$3,865	$3,412,392	$59,275	$565,563	$2,026	$1,741,825	$7,759

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Assets
Investments, at fair value	$761,773	$—	$11,325,352	$—	$70,508,263	$131,545	$9,694,747
Receivables:
Investments in Fund shares sold	27	—	506	—	30,890	2	468
Investment Division units sold	—	—	—	—	25,000	—	16,597
Total assets	761,800	—	11,325,858	—	70,564,153	131,547	9,711,812

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	25,000	—	16,597
Investment Division units redeemed	—	—	93	—	28,202	—	158
Insurance fees due to Jackson
of New York	27	—	413	—	2,688	2	310
Total liabilities	27	—	506	—	55,890	2	17,065
Net assets	$761,773	$—	$11,325,352	$—	$70,508,263	$131,545	$9,694,747

Investments in Funds, shares outstanding	70,404	—	994,324	—	4,417,811	7,742	1,172,279
Investments in Funds, at cost	$716,332	$—	$10,570,531	$—	$53,155,914	$112,606	$10,576,201

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA International Core Equity Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Investment Income
Dividends	$—	$—	$152,980	$—	$—	$—	$37,131
Expenses
Asset-based charges	1,907	—	126,882	—	923,070	493	85,475
Total expenses	1,907	—	126,882	—	923,070	493	85,475
Net investment income (loss)	(1,907)	—	26,098	—	(923,070)	(493)	(48,344)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	104,129	—	—	—	673,319
Investments	216	—	11,221	—	2,319,147	101	(161,802)
Net change in unrealized appreciation
(depreciation) on investments	45,441	—	1,317,061	—	14,332,657	19,347	840,279
Net realized and unrealized gain (loss)	45,657	—	1,432,411	—	16,651,804	19,448	1,351,796

Net change in net assets
from operations	$43,750	$—	$1,458,509	$—	$15,728,734	$18,955	$1,303,452

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Assets
Investments, at fair value	$21,522	$202,862,708	$268,216	$2,298,694	$55,909	$87,979,555	$448,402
Receivables:
Investments in Fund shares sold	—	19,135	4	132	1	33,784	6
Investment Division units sold	—	40,785	—	1,418	—	10,026	—
Total assets	21,522	202,922,628	268,220	2,300,244	55,910	88,023,365	448,408

Liabilities
Payables:
Investments in Fund shares purchased	—	40,785	—	1,418	—	10,026	—
Investment Division units redeemed	—	11,167	—	53	—	30,433	—
Insurance fees due to Jackson
of New York	—	7,968	4	79	1	3,351	6
Total liabilities	—	59,920	4	1,550	1	43,810	6
Net assets	$21,522	$202,862,708	$268,216	$2,298,694	$55,909	$87,979,555	$448,402

Investments in Funds, shares outstanding	2,602	15,403,395	18,835	194,146	4,791	5,299,973	26,883
Investments in Funds, at cost	$21,822	$196,718,559	$268,320	$2,174,366	$52,135	$78,006,785	$405,272

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Investment Income
Dividends	$188	$5,418,243	$7,351	$—	$—	$—	$—
Expenses
Asset-based charges	56	2,954,805	813	22,846	249	930,544	1,138
Total expenses	56	2,954,805	813	22,846	249	930,544	1,138
Net investment income (loss)	132	2,463,438	6,538	(22,846)	(249)	(930,544)	(1,138)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,573	—	—	—	—	—	—
Investments	(1,180)	1,083,147	908	34,543	610	617,036	(1,885)
Net change in unrealized appreciation
(depreciation) on investments	1,937	8,934,863	372	145,050	4,878	17,466,056	57,792
Net realized and unrealized gain (loss)	2,330	10,018,010	1,280	179,593	5,488	18,083,092	55,907

Net change in net assets
from operations	$2,462	$12,481,448	$7,818	$156,747	$5,239	$17,152,548	$54,769

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Assets
Investments, at fair value	$98,724,937	$217,003	$4,746,754	$—	$14,539,816	$—	$58,076,191
Receivables:
Investments in Fund shares sold	60,551	3	243	—	630	—	55,608
Investment Division units sold	34,103	—	—	—	91,919	—	27,427
Total assets	98,819,591	217,006	4,746,997	—	14,632,365	—	58,159,226

Liabilities
Payables:
Investments in Fund shares purchased	34,103	—	—	—	91,919	—	27,427
Investment Division units redeemed	56,997	—	86	—	188	—	53,198
Insurance fees due to Jackson
of New York	3,554	3	157	—	442	—	2,410
Total liabilities	94,654	3	243	—	92,549	—	83,035
Net assets	$98,724,937	$217,003	$4,746,754	$—	$14,539,816	$—	$58,076,191

Investments in Funds, shares outstanding	8,759,977	19,204	464,457	—	1,153,954	—	4,835,653
Investments in Funds, at cost	$95,226,001	$212,216	$4,500,576	$—	$13,611,811	$—	$57,150,608

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Investment Income
Dividends	$—	$—	$76,606	$—	$—	$—	$1,002,626
Expenses
Asset-based charges	1,256,875	698	41,242	—	148,985	4	867,351
Total expenses	1,256,875	698	41,242	—	148,985	4	867,351
Net investment income (loss)	(1,256,875)	(698)	35,364	—	(148,985)	(4)	135,275

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	486,032	49	(17,238)	—	(5,260)	131	(52,673)
Net change in unrealized appreciation
(depreciation) on investments	4,666,984	5,722	464,875	—	2,605,430	—	4,065,526
Net realized and unrealized gain (loss)	5,153,016	5,771	447,637	—	2,600,170	131	4,012,853

Net change in net assets
from operations	$3,896,141	$5,073	$483,001	$—	$2,451,185	$127	$4,148,128

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Assets
Investments, at fair value	$28,882	$67,991,346	$12,262	$70,519,648	$47,345	$29,238,063	$6,200
Receivables:
Investments in Fund shares sold	1	27,772	—	21,040	1	2,138	—
Investment Division units sold	—	700	—	6,043	—	1,683	—
Total assets	28,883	68,019,818	12,262	70,546,731	47,346	29,241,884	6,200

Liabilities
Payables:
Investments in Fund shares purchased	—	700	—	6,043	—	1,683	—
Investment Division units redeemed	—	25,137	—	18,144	—	950	—
Insurance fees due to Jackson
of New York	1	2,635	—	2,896	1	1,188	—
Total liabilities	1	28,472	—	27,083	1	3,821	—
Net assets	$28,882	$67,991,346	$12,262	$70,519,648	$47,345	$29,238,063	$6,200

Investments in Funds, shares outstanding	2,360	4,241,506	759	5,294,268	3,528	2,745,358	578
Investments in Funds, at cost	$28,164	$60,288,929	$11,017	$67,120,521	$42,460	$28,372,700	$6,707

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Investment Income
Dividends	$222	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	76	944,618	39	1,056,036	166	425,760	26
Total expenses	76	944,618	39	1,056,036	166	425,760	26
Net investment income (loss)	146	(944,618)	(39)	(1,056,036)	(166)	(425,760)	(26)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	22	573,964	26	(252,584)	40	(252,262)	(18)
Net change in unrealized appreciation
(depreciation) on investments	718	15,114,143	1,245	13,554,958	4,885	4,137,928	830
Net realized and unrealized gain (loss)	740	15,688,107	1,271	13,302,374	4,925	3,885,666	812

Net change in net assets
from operations	$886	$14,743,489	$1,232	$12,246,338	$4,759	$3,459,906	$786

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Assets
Investments, at fair value	$42,173,535	$35,537	$72,169,337	$100,906	$151,041,790	$143,223	$41,823,231
Receivables:
Investments in Fund shares sold	148,575	—	6,992	2	92,541	2	56,714
Investment Division units sold	3,837	—	2,273	—	17,470	—	2,012
Total assets	42,325,947	35,537	72,178,602	100,908	151,151,801	143,225	41,881,957

Liabilities
Payables:
Investments in Fund shares purchased	3,837	—	2,273	—	17,470	—	2,012
Investment Division units redeemed	147,017	—	4,004	—	86,601	—	55,064
Insurance fees due to Jackson
of New York	1,558	—	2,988	2	5,940	2	1,650
Total liabilities	152,412	—	9,265	2	110,011	2	58,726
Net assets	$42,173,535	$35,537	$72,169,337	$100,906	$151,041,790	$143,223	$41,823,231

Investments in Funds, shares outstanding	4,277,235	3,568	4,846,833	6,732	11,893,054	11,769	4,263,326
Investments in Funds, at cost	$46,652,979	$38,750	$53,615,370	$92,394	$135,737,507	$135,058	$42,092,861

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Investment Income
Dividends	$4,140,873	$3,479	$—	$—	$—	$—	$243,253
Expenses
Asset-based charges	597,160	95	1,093,521	171	2,162,982	371	573,977
Total expenses	597,160	95	1,093,521	171	2,162,982	371	573,977
Net investment income (loss)	3,543,713	3,384	(1,093,521)	(171)	(2,162,982)	(371)	(330,724)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	980,875
Investments	(295,096)	(7)	3,571,416	8	1,699,744	87	(483,630)
Net change in unrealized appreciation
(depreciation) on investments	(3,445,954)	(3,081)	8,376,306	8,512	20,572,733	8,432	5,918,763
Net realized and unrealized gain (loss)	(3,741,050)	(3,088)	11,947,722	8,520	22,272,477	8,519	6,416,008

Net change in net assets
from operations	$(197,337)	$296	$10,854,201	$8,349	$20,109,495	$8,148	$6,085,284

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value	$34,324	$44,051,807	$58,390	$9,063,001	$4,248,975	$11,407	$25,227,758
Receivables:
Investments in Fund shares sold	—	56,930	1	2,095	274	—	2,600
Investment Division units sold	—	—	—	64	10,369	—	492
Total assets	34,324	44,108,737	58,391	9,065,160	4,259,618	11,407	25,230,850

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	64	10,369	—	492
Investment Division units redeemed	—	55,121	—	1,775	101	—	1,741
Insurance fees due to Jackson
of New York	—	1,809	1	320	173	—	859
Total liabilities	—	56,930	1	2,159	10,643	—	3,092
Net assets	$34,324	$44,051,807	$58,390	$9,063,001	$4,248,975	$11,407	$25,227,758

Investments in Funds, shares outstanding	3,457	3,546,844	4,638	762,237	394,153	1,051	2,293,432
Investments in Funds, at cost	$33,529	$38,140,676	$52,500	$8,826,111	$3,973,336	$10,591	$26,049,891

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$313	$—	$—	$—	$15,820	$49	$369,170
Expenses
Asset-based charges	100	640,503	84	118,972	32,633	59	294,183
Total expenses	100	640,503	84	118,972	32,633	59	294,183
Net investment income (loss)	213	(640,503)	(84)	(118,972)	(16,813)	(10)	74,987

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	787	—	—	—	—	—	1,243,719
Investments	(7)	466,859	5	(87,580)	11,409	2,393	(529,627)
Net change in unrealized appreciation
(depreciation) on investments	795	8,267,535	5,890	1,209,416	341,483	687	4,646,551
Net realized and unrealized gain (loss)	1,575	8,734,394	5,895	1,121,836	352,892	3,080	5,360,643

Net change in net assets
from operations	$1,788	$8,093,891	$5,811	$1,002,864	$336,079	$3,070	$5,435,630

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Assets
Investments, at fair value	$69,136	$1,529,700	$86,172	$50,667,656	$29,024	$7,960,432	$—
Receivables:
Investments in Fund shares sold	1	114	1	21,351	—	389	—
Investment Division units sold	—	—	—	139,516	—	—	—
Total assets	69,137	1,529,814	86,173	50,828,523	29,024	7,960,821	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	139,516	—	—	—
Investment Division units redeemed	—	54	—	19,321	—	88	—
Insurance fees due to Jackson
of New York	1	60	1	2,030	—	301	—
Total liabilities	1	114	1	160,867	—	389	—
Net assets	$69,136	$1,529,700	$86,172	$50,667,656	$29,024	$7,960,432	$—

Investments in Funds, shares outstanding	6,279	131,192	7,359	5,355,989	3,039	691,610	—
Investments in Funds, at cost	$66,947	$1,499,779	$74,264	$46,163,587	$28,472	$7,259,105	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Investment Income
Dividends	$1,255	$10,244	$784	$101,736	$98	$147,131	$—
Expenses
Asset-based charges	328	9,242	404	712,350	60	80,959	—
Total expenses	328	9,242	404	712,350	60	80,959	—
Net investment income (loss)	927	1,002	380	(610,614)	38	66,172	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,423	—	—	2,302,962	802	41,393	—
Investments	246	27,793	1,857	861,804	921	67,855	—
Net change in unrealized appreciation
(depreciation) on investments	9,455	33,535	16,522	3,111,057	552	908,201	—
Net realized and unrealized gain (loss)	13,124	61,328	18,379	6,275,823	2,275	1,017,449	—

Net change in net assets
from operations	$14,051	$62,330	$18,759	$5,665,209	$2,313	$1,083,621	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments, at fair value	$80,383,138	$70,656	$67,144,882	$110,649	$144,776,750	$302,041	$4,661,874
Receivables:
Investments in Fund shares sold	25,884	1	7,478	133	166,009	59	1,339
Investment Division units sold	8,261	—	—	—	8,278	—	—
Total assets	80,417,283	70,657	67,152,360	110,782	144,951,037	302,100	4,663,213

Liabilities
Payables:
Investments in Fund shares purchased	8,261	—	—	—	8,278	—	—
Investment Division units redeemed	22,710	—	4,853	132	160,340	55	1,213
Insurance fees due to Jackson
of New York	3,174	1	2,625	1	5,669	4	126
Total liabilities	34,145	1	7,478	133	174,287	59	1,339
Net assets	$80,383,138	$70,656	$67,144,882	$110,649	$144,776,750	$302,041	$4,661,874

Investments in Funds, shares outstanding	7,388,156	6,371	4,830,567	7,512	5,400,103	10,783	376,261
Investments in Funds, at cost	$74,325,300	$67,647	$61,178,444	$105,891	$120,951,546	$278,631	$4,147,666

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$1,123,281	$2,034	$—	$—	$—
Expenses
Asset-based charges	1,154,287	146	937,632	422	2,031,972	1,245	43,172
Total expenses	1,154,287	146	937,632	422	2,031,972	1,245	43,172
Net investment income (loss)	(1,154,287)	(146)	185,649	1,612	(2,031,972)	(1,245)	(43,172)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	3,717,052	5,641	—	—	—
Investments	276,272	18	953,155	3,321	4,788,240	(5,030)	35,734
Net change in unrealized appreciation
(depreciation) on investments	15,588,051	3,009	10,304,832	13,848	24,805,124	54,714	691,534
Net realized and unrealized gain (loss)	15,864,323	3,027	14,975,039	22,810	29,593,364	49,684	727,268

Net change in net assets
from operations	$14,710,036	$2,881	$15,160,688	$24,422	$27,561,392	$48,439	$684,096

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Assets
Investments, at fair value	$—	$9,274,617	$48,751	$135,134,048	$251,472	$64,667,108	$355,364
Receivables:
Investments in Fund shares sold	—	606	1	94,106	4	7,452	4
Investment Division units sold	—	11,408	—	70,931	—	236,250	—
Total assets	—	9,286,631	48,752	135,299,085	251,476	64,910,810	355,368

Liabilities
Payables:
Investments in Fund shares purchased	—	11,408	—	70,931	—	236,250	—
Investment Division units redeemed	—	274	—	89,016	—	5,001	—
Insurance fees due to Jackson
of New York	—	332	1	5,090	4	2,451	4
Total liabilities	—	12,014	1	165,037	4	243,702	4
Net assets	$—	$9,274,617	$48,751	$135,134,048	$251,472	$64,667,108	$355,364

Investments in Funds, shares outstanding	—	872,495	4,573	3,267,264	5,887	4,783,070	24,903
Investments in Funds, at cost	$—	$8,914,654	$45,894	$107,448,340	$213,064	$63,539,451	$341,632

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I(a)	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Investment Income
Dividends	$—	$87	$1	$—	$—	$—	$—
Expenses
Asset-based charges	—	52,490	154	1,618,912	859	860,180	1,449
Total expenses	—	52,490	154	1,618,912	859	860,180	1,449
Net investment income (loss)	—	(52,403)	(153)	(1,618,912)	(859)	(860,180)	(1,449)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	117,146	755	—	—	—	—
Investments	—	35,809	23	3,802,381	2,973	110,169	10,134
Net change in unrealized appreciation
(depreciation) on investments	—	375,759	2,857	33,556,160	40,006	3,601,078	13,687
Net realized and unrealized gain (loss)	—	528,714	3,635	37,358,541	42,979	3,711,247	23,821

Net change in net assets
from operations	$—	$476,311	$3,482	$35,739,629	$42,120	$2,851,067	$22,372

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Assets
Investments, at fair value	$35,003,798	$139,935	$4,676,801	$—	$165,668	$86,536,884	$110,165
Receivables:
Investments in Fund shares sold	48,930	80	142	—	5	43,392	1
Investment Division units sold	13,157	—	—	—	—	5,701	—
Total assets	35,065,885	140,015	4,676,943	—	165,673	86,585,977	110,166

Liabilities
Payables:
Investments in Fund shares purchased	13,157	—	—	—	—	5,701	—
Investment Division units redeemed	47,614	78	3	—	—	40,163	—
Insurance fees due to Jackson
of New York	1,316	2	139	—	5	3,229	1
Total liabilities	62,087	80	142	—	5	49,093	1
Net assets	$35,003,798	$139,935	$4,676,801	$—	$165,668	$86,536,884	$110,165

Investments in Funds, shares outstanding	3,299,133	13,164	324,327	—	14,356	7,175,529	8,792
Investments in Funds, at cost	$33,183,160	$127,949	$4,024,848	$—	$148,668	$85,246,974	$111,435

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Investment Income
Dividends	$659,195	$3,071	$8,780	$—	$248	$1,896,147	$2,666
Expenses
Asset-based charges	441,970	575	42,915	—	1,138	1,043,984	227
Total expenses	441,970	575	42,915	—	1,138	1,043,984	227
Net investment income (loss)	217,225	2,496	(34,135)	—	(890)	852,163	2,439

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	27,224	—	—	—	—
Investments	(113,235)	7,718	102,090	—	803	382,735	—
Net change in unrealized appreciation
(depreciation) on investments	4,859,052	18,544	688,881	—	18,623	3,249,456	(1,270)
Net realized and unrealized gain (loss)	4,745,817	26,262	818,195	—	19,426	3,632,191	(1,270)

Net change in net assets
from operations	$4,963,042	$28,758	$784,060	$—	$18,536	$4,484,354	$1,169

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Assets
Investments, at fair value	$12,496,385	$4,974	$92,409,536	$117,143	$7,676,680	$45,123	$30,503,953
Receivables:
Investments in Fund shares sold	33,993	—	56,455	2	454	1	2,548
Investment Division units sold	10,000	—	12,131	—	91	—	11,865
Total assets	12,540,378	4,974	92,478,122	117,145	7,677,225	45,124	30,518,366

Liabilities
Payables:
Investments in Fund shares purchased	10,000	—	12,131	—	91	—	11,865
Investment Division units redeemed	33,518	—	52,843	—	154	—	1,369
Insurance fees due to Jackson
of New York	475	—	3,612	2	300	1	1,179
Total liabilities	43,993	—	68,586	2	545	1	14,413
Net assets	$12,496,385	$4,974	$92,409,536	$117,143	$7,676,680	$45,123	$30,503,953

Investments in Funds, shares outstanding	864,802	369	3,632,450	4,500	630,269	3,680	922,964
Investments in Funds, at cost	$11,594,361	$4,999	$73,185,646	$106,840	$6,853,142	$40,334	$26,562,732

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	156,235	1	1,235,335	372	72,185	156	345,472
Total expenses	156,235	1	1,235,335	372	72,185	156	345,472
Net investment income (loss)	(156,235)	(1)	(1,235,335)	(372)	(72,185)	(156)	(345,472)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(28,021)	—	3,126,582	1,400	160,363	1,702	431,309
Net change in unrealized appreciation
(depreciation) on investments	2,513,459	(25)	16,657,233	13,440	979,662	5,369	4,412,906
Net realized and unrealized gain (loss)	2,485,438	(25)	19,783,815	14,840	1,140,025	7,071	4,844,215

Net change in net assets
from operations	$2,329,203	$(26)	$18,548,480	$14,468	$1,067,840	$6,915	$4,498,743

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Assets
Investments, at fair value	$72,200	$79,885,648	$256,332	$87,972,178	$15,540	$21,730,806	$51,927
Receivables:
Investments in Fund shares sold	1	17,488	3	313,611	—	1,944	1
Investment Division units sold	—	67,412	—	4,279	—	432	—
Total assets	72,201	79,970,548	256,335	88,290,068	15,540	21,733,182	51,928

Liabilities
Payables:
Investments in Fund shares purchased	—	67,412	—	4,279	—	432	—
Investment Division units redeemed	—	14,399	—	310,082	—	1,261	—
Insurance fees due to Jackson
of New York	1	3,089	3	3,529	—	683	1
Total liabilities	1	84,900	3	317,890	—	2,376	1
Net assets	$72,200	$79,885,648	$256,332	$87,972,178	$15,540	$21,730,806	$51,927

Investments in Funds, shares outstanding	2,167	7,069,526	22,564	4,020,666	696	1,182,307	2,810
Investments in Funds, at cost	$65,627	$73,088,149	$237,878	$102,967,065	$15,834	$18,389,363	$47,341

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Investment Income
Dividends	$—	$1,577,781	$5,728	$—	$—	$—	$—
Expenses
Asset-based charges	154	1,099,553	1,266	1,301,205	109	231,887	133
Total expenses	154	1,099,553	1,266	1,301,205	109	231,887	133
Net investment income (loss)	(154)	478,228	4,462	(1,301,205)	(109)	(231,887)	(133)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	26	541,497	(5,090)	(3,868,858)	(1,842)	853,331	(1)
Net change in unrealized appreciation
(depreciation) on investments	6,573	10,577,503	19,136	10,863,483	2,155	3,889,105	6,833
Net realized and unrealized gain (loss)	6,599	11,119,000	14,046	6,994,625	313	4,742,436	6,832

Net change in net assets
from operations	$6,445	$11,597,228	$18,508	$5,693,420	$204	$4,510,549	$6,699

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Assets
Investments, at fair value	$115,372,043	$64,206	$287,925,038	$437,786	$114,749,160	$—	$3,138,930
Receivables:
Investments in Fund shares sold	35,336	1	80,545	6	45,296	—	296
Investment Division units sold	135,930	—	64,418	—	67	—	30,000
Total assets	115,543,309	64,207	288,070,001	437,792	114,794,523	—	3,169,226

Liabilities
Payables:
Investments in Fund shares purchased	135,930	—	64,418	—	67	—	30,000
Investment Division units redeemed	30,807	—	69,241	—	40,505	—	176
Insurance fees due to Jackson
of New York	4,529	1	11,304	6	4,791	—	120
Total liabilities	171,266	1	144,963	6	45,363	—	30,296
Net assets	$115,372,043	$64,206	$287,925,038	$437,786	$114,749,160	$—	$3,138,930

Investments in Funds, shares outstanding	7,640,533	4,224	9,040,033	13,621	7,014,007	—	264,442
Investments in Funds, at cost	$93,876,299	$57,254	$227,680,764	$398,407	$90,045,102	$—	$2,810,381

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,565,917	213	3,777,488	999	1,508,391	—	47,099
Total expenses	1,565,917	213	3,777,488	999	1,508,391	—	47,099
Net investment income (loss)	(1,565,917)	(213)	(3,777,488)	(999)	(1,508,391)	—	(47,099)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,813,975	(63)	6,851,266	3,909	4,300,768	—	90,443
Net change in unrealized appreciation
(depreciation) on investments	26,212,661	12,519	44,706,117	41,105	13,352,426	—	679,232
Net realized and unrealized gain (loss)	29,026,636	12,456	51,557,383	45,014	17,653,194	—	769,675

Net change in net assets
from operations	$27,460,719	$12,243	$47,779,895	$44,015	$16,144,803	$—	$722,576

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Assets
Investments, at fair value	$43,295	$296,950,981	$354,163	$108,034,982	$390,153	$2,209,186	$7,605
Receivables:
Investments in Fund shares sold	1	144,099	5	91,711	4	87	—
Investment Division units sold	—	149,679	—	31,508	—	30,000	—
Total assets	43,296	297,244,759	354,168	108,158,201	390,157	2,239,273	7,605

Liabilities
Payables:
Investments in Fund shares purchased	—	149,679	—	31,508	—	30,000	—
Investment Division units redeemed	—	132,157	—	87,472	—	5	—
Insurance fees due to Jackson
of New York	1	11,942	5	4,239	4	82	—
Total liabilities	1	293,778	5	123,219	4	30,087	—
Net assets	$43,295	$296,950,981	$354,163	$108,034,982	$390,153	$2,209,186	$7,605

Investments in Funds, shares outstanding	3,620	13,412,420	15,609	7,828,622	27,019	207,046	708
Investments in Funds, at cost	$40,158	$192,224,239	$308,289	$106,842,746	$377,013	$2,062,936	$7,414

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$2,771,043	$10,501	$—	$—
Expenses
Asset-based charges	139	3,783,087	1,101	1,478,056	1,526	24,515	5
Total expenses	139	3,783,087	1,101	1,478,056	1,526	24,515	5
Net investment income (loss)	(139)	(3,783,087)	(1,101)	1,292,987	8,975	(24,515)	(5)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	2,176,942	7,356	—	—
Investments	322	19,763,553	15,070	(691,689)	1,411	4,918	1
Net change in unrealized appreciation
(depreciation) on investments	4,845	77,022,477	51,466	15,276,526	42,908	316,645	191
Net realized and unrealized gain (loss)	5,167	96,786,030	66,536	16,761,779	51,675	321,563	192

Net change in net assets
from operations	$5,028	$93,002,943	$65,435	$18,054,766	$60,650	$297,048	$187

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Assets
Investments, at fair value	$6,292,314	$41,586	$8,223,668	$—	$206,178,792	$356,225	$11,871,536
Receivables:
Investments in Fund shares sold	253	1	323	—	52,952	5	794
Investment Division units sold	—	—	—	—	76,503	—	120,701
Total assets	6,292,567	41,587	8,223,991	—	206,308,247	356,230	11,993,031

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	76,503	—	120,701
Investment Division units redeemed	16	—	36	—	45,155	—	340
Insurance fees due to Jackson
of New York	237	1	287	—	7,797	5	454
Total liabilities	253	1	323	—	129,455	5	121,495
Net assets	$6,292,314	$41,586	$8,223,668	$—	$206,178,792	$356,225	$11,871,536

Investments in Funds, shares outstanding	456,295	3,000	299,151	—	6,610,413	17,326	957,382
Investments in Funds, at cost	$5,483,936	$37,326	$7,832,126	$—	$155,964,938	$301,426	$11,004,240

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Investment Income
Dividends	$—	$—	$136,228	$—	$—	$—	$—
Expenses
Asset-based charges	51,881	61	85,160	—	2,397,701	1,095	90,088
Total expenses	51,881	61	85,160	—	2,397,701	1,095	90,088
Net investment income (loss)	(51,881)	(61)	51,068	—	(2,397,701)	(1,095)	(90,088)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	43,987	—	—	—	—
Investments	26,100	(422)	(35,410)	—	7,785,700	32	163,004
Net change in unrealized appreciation
(depreciation) on investments	869,362	4,260	1,293,315	—	46,428,193	74,173	928,321
Net realized and unrealized gain (loss)	895,462	3,838	1,301,892	—	54,213,893	74,205	1,091,325

Net change in net assets
from operations	$843,581	$3,777	$1,352,960	$—	$51,816,192	$73,110	$1,001,237

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Assets
Investments, at fair value	$89,808	$9,353,372	$20,240	$6,338,823	$175,703	$218,329,462	$589,740
Receivables:
Investments in Fund shares sold	1	567	—	377	2	96,864	7
Investment Division units sold	—	30,000	—	—	—	28,866	—
Total assets	89,809	9,383,939	20,240	6,339,200	175,705	218,455,192	589,747

Liabilities
Payables:
Investments in Fund shares purchased	—	30,000	—	—	—	28,866	—
Investment Division units redeemed	—	211	—	140	—	88,345	—
Insurance fees due to Jackson
of New York	1	356	—	237	2	8,519	7
Total liabilities	1	30,567	—	377	2	125,730	7
Net assets	$89,808	$9,353,372	$20,240	$6,338,823	$175,703	$218,329,462	$589,740

Investments in Funds, shares outstanding	7,213	679,751	1,459	505,085	13,901	9,712,165	25,630
Investments in Funds, at cost	$77,083	$8,216,522	$17,315	$5,633,042	$160,464	$189,951,489	$545,146

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	406	97,345	57	47,386	677	2,926,062	2,021
Total expenses	406	97,345	57	47,386	677	2,926,062	2,021
Net investment income (loss)	(406)	(97,345)	(57)	(47,386)	(677)	(2,926,062)	(2,021)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,807	50,383	76	18,317	8,931	2,205,186	16,142
Net change in unrealized appreciation
(depreciation) on investments	16,205	1,616,122	3,313	861,804	31,615	42,764,962	67,928
Net realized and unrealized gain (loss)	20,012	1,666,505	3,389	880,121	40,546	44,970,148	84,070

Net change in net assets
from operations	$19,606	$1,569,160	$3,332	$832,735	$39,869	$42,044,086	$82,049

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Assets
Investments, at fair value	$737,887,122	$173,392,737	$593,119	$17,701,800	$90,287	$102,693,760	$91,850
Receivables:
Investments in Fund shares sold	423,290	53,647	65	49,625	1	20,754	1
Investment Division units sold	52,177	32,288	—	23,959	—	—	—
Total assets	738,362,589	173,478,672	593,184	17,775,384	90,288	102,714,514	91,851

Liabilities
Payables:
Investments in Fund shares purchased	52,177	32,288	—	23,959	—	—	—
Investment Division units redeemed	394,489	46,877	57	48,974	—	16,520	—
Insurance fees due to Jackson
of New York	28,801	6,770	8	651	1	4,234	1
Total liabilities	475,467	85,935	65	73,584	1	20,754	1
Net assets	$737,887,122	$173,392,737	$593,119	$17,701,800	$90,287	$102,693,760	$91,850

Investments in Funds, shares outstanding	30,516,424	8,882,825	29,686	1,096,087	5,560	7,791,636	6,896
Investments in Funds, at cost	$591,716,773	$156,809,122	$556,202	$15,941,366	$84,477	$90,610,662	$82,926

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Investment Income
Dividends	$9,790,507	$—	$—	$113,008	$594	$—	$—
Expenses
Asset-based charges	9,442,092	2,309,985	2,435	190,215	217	1,473,426	253
Total expenses	9,442,092	2,309,985	2,435	190,215	217	1,473,426	253
Net investment income (loss)	348,415	(2,309,985)	(2,435)	(77,207)	377	(1,473,426)	(253)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	26,032,994	—	—	237,572	1,119	—	—
Investments	21,582,832	792,068	(3,059)	990,295	120	538,810	20
Net change in unrealized appreciation
(depreciation) on investments	115,514,044	30,790,926	89,002	1,581,716	6,586	25,467,099	12,708
Net realized and unrealized gain (loss)	163,129,870	31,582,994	85,943	2,809,583	7,825	26,005,909	12,728

Net change in net assets
from operations	$163,478,285	$29,273,009	$83,508	$2,732,376	$8,202	$24,532,483	$12,475

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments, at fair value	$6,481,854	$13,906	$930,408	$1,085,629	$—	$45,836,823	$128,457
Receivables:
Investments in Fund shares sold	353	—	26	38	—	4,966	2
Investment Division units sold	—	—	—	—	—	11,387	—
Total assets	6,482,207	13,906	930,434	1,085,667	—	45,853,176	128,459

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	11,387	—
Investment Division units redeemed	94	—	—	9	—	3,176	—
Insurance fees due to Jackson
of New York	259	—	26	29	—	1,790	2
Total liabilities	353	—	26	38	—	16,353	2
Net assets	$6,481,854	$13,906	$930,408	$1,085,629	$—	$45,836,823	$128,457

Investments in Funds, shares outstanding	521,888	1,115	84,429	108,238	—	4,067,154	11,308
Investments in Funds, at cost	$5,711,120	$11,407	$968,043	$1,089,860	$—	$44,495,417	$124,152

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$26,453	$86	$17,307	$—	$—	$1,188,912	$3,629
Expenses
Asset-based charges	50,448	54	8,566	17,314	—	639,689	522
Total expenses	50,448	54	8,566	17,314	—	639,689	522
Net investment income (loss)	(23,995)	32	8,741	(17,314)	—	549,223	3,107

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,583)	8	(22,632)	161	—	172,096	59
Net change in unrealized appreciation
(depreciation) on investments	945,345	3,523	99,641	(1,419)	—	2,535,950	4,314
Net realized and unrealized gain (loss)	942,762	3,531	77,009	(1,258)	—	2,708,046	4,373

Net change in net assets
from operations	$918,767	$3,563	$85,750	$(18,572)	$—	$3,257,269	$7,480

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Assets
Investments, at fair value	$6,746,329	$—	$3,203,961	$148,764,631	$224,752	$35,499,160	$268,139
Receivables:
Investments in Fund shares sold	1,861	—	88	68,156	4	2,417	4
Investment Division units sold	—	—	—	—	—	14,264	—
Total assets	6,748,190	—	3,204,049	148,832,787	224,756	35,515,841	268,143

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	14,264	—
Investment Division units redeemed	1,656	—	—	62,129	—	1,098	—
Insurance fees due to Jackson
of New York	205	—	88	6,027	4	1,319	4
Total liabilities	1,861	—	88	68,156	4	16,681	4
Net assets	$6,746,329	$—	$3,203,961	$148,764,631	$224,752	$35,499,160	$268,139

Investments in Funds, shares outstanding	617,796	—	295,024	7,921,439	11,736	3,377,656	25,368
Investments in Funds, at cost	$6,424,568	$—	$3,123,557	$124,889,888	$214,734	$34,650,376	$265,178

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Investment Income
Dividends	$—	$—	$—	$856,364	$1,926	$961,733	$7,383
Expenses
Asset-based charges	70,295	—	29,768	2,068,106	738	413,232	934
Total expenses	70,295	—	29,768	2,068,106	738	413,232	934
Net investment income (loss)	(70,295)	—	(29,768)	(1,211,742)	1,188	548,501	6,449

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	52,689	10,995,756	16,074	—	—
Investments	22,069	—	(61,318)	4,059,173	105	296,913	49
Net change in unrealized appreciation
(depreciation) on investments	570,604	—	634,260	21,302,409	10,018	794,837	2,863
Net realized and unrealized gain (loss)	592,673	—	625,631	36,357,338	26,197	1,091,750	2,912

Net change in net assets
from operations	$522,378	$—	$595,863	$35,145,596	$27,385	$1,640,251	$9,361

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Assets
Investments, at fair value	$35,827,146	$100,631	$72,825,225	$36,644	$93,546,355	$139,781	$114,189,545
Receivables:
Investments in Fund shares sold	123,972	2	47,839	1	84,234	2	59,452
Investment Division units sold	12,946	—	6,756	—	39,523	—	7,708
Total assets	35,964,064	100,633	72,879,820	36,645	93,670,112	139,783	114,256,705

Liabilities
Payables:
Investments in Fund shares purchased	12,946	—	6,756	—	39,523	—	7,708
Investment Division units redeemed	122,637	—	45,001	—	80,693	—	55,056
Insurance fees due to Jackson
of New York	1,335	2	2,838	1	3,541	2	4,396
Total liabilities	136,918	2	54,595	1	123,757	2	67,160
Net assets	$35,827,146	$100,631	$72,825,225	$36,644	$93,546,355	$139,781	$114,189,545

Investments in Funds, shares outstanding	2,922,279	8,195	6,955,609	3,454	8,550,855	12,719	8,215,075
Investments in Funds, at cost	$34,628,829	$100,419	$74,238,123	$35,567	$91,161,023	$134,724	$110,511,132

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Investment Income
Dividends	$784,951	$2,529	$—	$—	$—	$—	$—
Expenses
Asset-based charges	374,209	260	1,064,671	120	1,362,077	551	1,562,961
Total expenses	374,209	260	1,064,671	120	1,362,077	551	1,562,961
Net investment income (loss)	410,742	2,269	(1,064,671)	(120)	(1,362,077)	(551)	(1,562,961)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	535,474	2	(1,007,512)	8	(86,333)	847	(487,206)
Net change in unrealized appreciation
(depreciation) on investments	1,925,383	212	7,011,853	1,231	7,887,197	6,414	15,263,582
Net realized and unrealized gain (loss)	2,460,857	214	6,004,341	1,239	7,800,864	7,261	14,776,376

Net change in net assets
from operations	$2,871,599	$2,483	$4,939,670	$1,119	$6,438,787	$6,710	$13,213,415

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments, at fair value	$158,007	$38,674,792	$50,277	$40,724,480	$23,063	$37,311,272	$76,547
Receivables:
Investments in Fund shares sold	2	57,808	1	15,410	—	6,447	1
Investment Division units sold	—	4,514	—	—	—	2,507	—
Total assets	158,009	38,737,114	50,278	40,739,890	23,063	37,320,226	76,548

Liabilities
Payables:
Investments in Fund shares purchased	—	4,514	—	—	—	2,507	—
Investment Division units redeemed	—	56,323	—	13,738	—	5,063	—
Insurance fees due to Jackson
of New York	2	1,485	1	1,672	—	1,384	1
Total liabilities	2	62,322	1	15,410	—	8,954	1
Net assets	$158,007	$38,674,792	$50,277	$40,724,480	$23,063	$37,311,272	$76,547

Investments in Funds, shares outstanding	9,676	2,892,655	3,716	3,209,179	1,756	2,940,211	6,032
Investments in Funds, at cost	$148,112	$39,907,135	$48,635	$40,884,793	$26,669	$35,236,236	$73,173

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	453	519,692	206	618,262	93	467,287	221
Total expenses	453	519,692	206	618,262	93	467,287	221
Net investment income (loss)	(453)	(519,692)	(206)	(618,262)	(93)	(467,287)	(221)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	48	(1,192,776)	(28)	(682,654)	(99)	331,387	416
Net change in unrealized appreciation
(depreciation) on investments	9,895	7,533,610	6,350	8,869,422	4,114	2,850,589	3,313
Net realized and unrealized gain (loss)	9,943	6,340,834	6,322	8,186,768	4,015	3,181,976	3,729

Net change in net assets
from operations	$9,490	$5,821,142	$6,116	$7,568,506	$3,922	$2,714,689	$3,508

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
Assets
Investments, at fair value	$15,240,332	$13,514	$20,720,896	$27,467	$29,738,241	$25,466	$24,340,254
Receivables:
Investments in Fund shares sold	1,028	—	1,722	—	26,260	—	2,287
Investment Division units sold	—	—	1,550	—	20,025	—	60,475
Total assets	15,241,360	13,514	20,724,168	27,467	29,784,526	25,466	24,403,016

Liabilities
Payables:
Investments in Fund shares purchased	—	—	1,550	—	20,025	—	60,475
Investment Division units redeemed	393	—	928	—	25,087	—	1,353
Insurance fees due to Jackson
of New York	635	—	794	—	1,173	—	934
Total liabilities	1,028	—	3,272	—	46,285	—	62,762
Net assets	$15,240,332	$13,514	$20,720,896	$27,467	$29,738,241	$25,466	$24,340,254

Investments in Funds, shares outstanding	621,547	545	1,649,753	2,158	2,465,858	2,093	3,957,765
Investments in Funds, at cost	$12,373,841	$12,347	$23,423,034	$29,907	$31,127,385	$25,087	$31,535,867

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)
Investment Income
Dividends	$—	$—	$797,125	$1,160	$1,581,444	$1,399	$471,155
Expenses
Asset-based charges	221,611	38	257,864	41	434,095	61	437,559
Total expenses	221,611	38	257,864	41	434,095	61	437,559
Net investment income (loss)	(221,611)	(38)	539,261	1,119	1,147,349	1,338	33,596

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	2,909,967	3,878	—	—	592,772
Investments	352,036	14	(224,351)	(24)	(541,700)	(1)	(8,552,067)
Net change in unrealized appreciation
(depreciation) on investments	2,432,265	1,767	(644,415)	(2,440)	3,050,901	379	11,080,475
Net realized and unrealized gain (loss)	2,784,301	1,781	2,041,201	1,414	2,509,201	378	3,121,180

Net change in net assets
from operations	$2,562,690	$1,743	$2,580,462	$2,533	$3,656,550	$1,716	$3,154,776

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon

Capital S&P Smid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes,

and as a result, the Statements of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Assets
Investments, at fair value	$62,259	$207,265,472	$72,845	$498,390,578	$898,889	$59,154,694	$50,786
Receivables:
Investments in Fund shares sold	1	46,531	1	116,369	68	7,028	1
Investment Division units sold	—	539	—	121,884	—	—	—
Total assets	62,260	207,312,542	72,846	498,628,831	898,957	59,161,722	50,787

Liabilities
Payables:
Investments in Fund shares purchased	—	539	—	121,884	—	—	—
Investment Division units redeemed	—	37,735	—	97,043	57	4,724	—
Insurance fees due to Jackson
of New York	1	8,796	1	19,326	11	2,304	1
Total liabilities	1	47,070	1	238,253	68	7,028	1
Net assets	$62,259	$207,265,472	$72,845	$498,390,578	$898,889	$59,154,694	$50,786

Investments in Funds, shares outstanding	10,394	14,524,560	5,094	20,835,726	37,329	3,327,036	2,840
Investments in Funds, at cost	$60,090	$178,797,870	$66,702	$369,082,566	$828,281	$53,980,261	$50,880

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Investment Income
Dividends	$621	$5,372,617	$—	$—	$—	$711,457	$640
Expenses
Asset-based charges	229	3,232,616	133	6,776,314	2,000	786,359	96
Total expenses	229	3,232,616	133	6,776,314	2,000	786,359	96
Net investment income (loss)	392	2,140,001	(133)	(6,776,314)	(2,000)	(74,902)	544

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	603	21,871,170	—	—	—	5,597,090	4,052
Investments	393	5,177,053	80	16,168,197	188	1,206,519	663
Net change in unrealized appreciation
(depreciation) on investments	2,178	4,668,029	6,143	88,655,048	72,701	6,718,944	(94)
Net realized and unrealized gain (loss)	3,174	31,716,252	6,223	104,823,245	72,889	13,522,553	4,621

Net change in net assets
from operations	$3,566	$33,856,253	$6,090	$98,046,931	$70,889	$13,447,651	$5,165

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon

Capital S&P Smid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes,

and as a result, the Statements of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5

Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the

Statements of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Assets
Investments, at fair value	$301,825,103	$601,813	$4,620,719	$9,744	$57,213,071	$25,918	$166,565,368
Receivables:
Investments in Fund shares sold	170,584	9	147	—	4,143	—	122,431
Investment Division units sold	9,686	—	—	—	7,489	—	11,924
Total assets	302,005,373	601,822	4,620,866	9,744	57,224,703	25,918	166,699,723

Liabilities
Payables:
Investments in Fund shares purchased	9,686	—	—	—	7,489	—	11,924
Investment Division units redeemed	158,682	—	7	—	1,888	—	115,531
Insurance fees due to Jackson
of New York	11,902	9	140	—	2,255	—	6,900
Total liabilities	180,270	9	147	—	11,632	—	134,355
Net assets	$301,825,103	$601,813	$4,620,719	$9,744	$57,213,071	$25,918	$166,565,368

Investments in Funds, shares outstanding	19,752,952	38,727	440,068	927	4,086,648	1,816	6,340,516
Investments in Funds, at cost	$294,645,051	$590,352	$4,520,804	$9,184	$58,526,143	$25,607	$116,064,510

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$9,922,124	$20,258	$116,012	$279	$1,301,238	$633	$—
Expenses
Asset-based charges	4,064,441	1,936	39,934	23	799,557	66	2,387,786
Total expenses	4,064,441	1,936	39,934	23	799,557	66	2,387,786
Net investment income (loss)	5,857,683	18,322	76,078	256	501,681	567	(2,387,786)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	21,312,393	40,073	—	—	5,600,054	2,400	—
Investments	1,329,815	876	(51,914)	—	(114,195)	17	7,540,994
Net change in unrealized appreciation
(depreciation) on investments	34,560,090	20,035	575,519	560	3,778,259	(10)	28,943,298
Net realized and unrealized gain (loss)	57,202,298	60,984	523,605	560	9,264,118	2,407	36,484,292

Net change in net assets
from operations	$63,059,981	$79,306	$599,683	$816	$9,765,799	$2,974	$34,096,506

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Assets
Investments, at fair value	$730,343	$102,028,168	$—	$396,991,752	$—	$259,023,701	$—
Receivables:
Investments in Fund shares sold	12	98,278	—	139,306	—	34,175	—
Investment Division units sold	—	2,406	—	382	—	82	—
Total assets	730,355	102,128,852	—	397,131,440	—	259,057,958	—

Liabilities
Payables:
Investments in Fund shares purchased	—	2,406	—	382	—	82	—
Investment Division units redeemed	—	94,024	—	122,922	—	23,570	—
Insurance fees due to Jackson
of New York	12	4,254	—	16,384	—	10,605	—
Total liabilities	12	100,684	—	139,688	—	34,257	—
Net assets	$730,343	$102,028,168	$—	$396,991,752	$—	$259,023,701	$—

Investments in Funds, shares outstanding	27,612	7,007,429	—	17,987,846	—	15,129,889	—
Investments in Funds, at cost	$653,412	$84,995,583	$—	$257,365,217	$—	$196,583,923	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,893	1,609,421	—	5,837,287	—	3,892,489	—
Total expenses	3,893	1,609,421	—	5,837,287	—	3,892,489	—
Net investment income (loss)	(3,893)	(1,609,421)	—	(5,837,287)	—	(3,892,489)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	338	3,566,724	—	19,507,973	—	10,021,343	—
Net change in unrealized appreciation
(depreciation) on investments	143,825	7,527,921	—	63,702,390	—	26,012,817	—
Net realized and unrealized gain (loss)	144,163	11,094,645	—	83,210,363	—	36,034,160	—

Net change in net assets
from operations	$140,270	$9,485,224	$—	$77,373,076	$—	$32,141,671	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Assets
Investments, at fair value	$420,453,923	$53,964	$21,122,302	$—	$33,204,955	$4,324	$3,933,979
Receivables:
Investments in Fund shares sold	33,782	1	1,081	—	2,248	—	109
Investment Division units sold	1,525	—	5,886	—	—	—	—
Total assets	420,489,230	53,965	21,129,269	—	33,207,203	4,324	3,934,088

Liabilities
Payables:
Investments in Fund shares purchased	1,525	—	5,886	—	—	—	—
Investment Division units redeemed	16,601	—	288	—	939	—	—
Insurance fees due to Jackson
of New York	17,181	1	793	—	1,309	—	109
Total liabilities	35,307	1	6,967	—	2,248	—	109
Net assets	$420,453,923	$53,964	$21,122,302	$—	$33,204,955	$4,324	$3,933,979

Investments in Funds, shares outstanding	21,160,238	2,697	1,763,130	—	2,506,034	325	382,683
Investments in Funds, at cost	$295,790,961	$51,860	$20,235,634	$—	$33,711,558	$3,805	$3,758,295

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Investment Income
Dividends	$—	$—	$343,692	$—	$683,989	$98	$—
Expenses
Asset-based charges	6,286,320	147	276,090	—	476,641	16	40,945
Total expenses	6,286,320	147	276,090	—	476,641	16	40,945
Net investment income (loss)	(6,286,320)	(147)	67,602	—	207,348	82	(40,945)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,108,942	—	1,652,516	202	—
Investments	19,751,814	—	145,241	—	(431,401)	8	19,994
Net change in unrealized appreciation
(depreciation) on investments	53,320,242	2,104	2,067,028	—	4,595,316	401	204,902
Net realized and unrealized gain (loss)	73,072,056	2,104	3,321,211	—	5,816,431	611	224,896

Net change in net assets
from operations	$66,785,736	$1,957	$3,388,813	$—	$6,023,779	$693	$183,951

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Assets
Investments, at fair value	$328,074,111	$1,602,661	$593,203,400	$1,111,173	$26,231,156	$401,594,054	$852,931
Receivables:
Investments in Fund shares sold	28,542	23	295,601	275	2,754	180,107	150
Investment Division units sold	768,524	—	487,749	—	—	197,727	—
Total assets	328,871,177	1,602,684	593,986,750	1,111,448	26,233,910	401,971,888	853,081

Liabilities
Payables:
Investments in Fund shares purchased	768,524	—	487,749	—	—	197,727	—
Investment Division units redeemed	17,108	—	272,414	260	2,016	163,742	138
Insurance fees due to Jackson
of New York	11,434	23	23,187	15	738	16,365	12
Total liabilities	797,066	23	783,350	275	2,754	377,834	150
Net assets	$328,074,111	$1,602,661	$593,203,400	$1,111,173	$26,231,156	$401,594,054	$852,931

Investments in Funds, shares outstanding	19,051,923	92,586	11,904,543	21,489	1,927,344	7,159,816	14,447
Investments in Funds, at cost	$283,340,924	$1,467,245	$470,087,051	$993,387	$22,636,886	$307,823,087	$748,873

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,145,802	4,571	7,801,808	4,185	264,494	5,484,932	3,294
Total expenses	3,145,802	4,571	7,801,808	4,185	264,494	5,484,932	3,294
Net investment income (loss)	(3,145,802)	(4,571)	(7,801,808)	(4,185)	(264,494)	(5,484,932)	(3,294)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	4,335,570	6,107	17,495,890	(1,269)	420,532	11,399,212	4,539
Net change in unrealized appreciation
(depreciation) on investments	44,738,089	163,327	124,949,058	217,072	4,811,602	84,241,315	140,286
Net realized and unrealized gain (loss)	49,073,659	169,434	142,444,948	215,803	5,232,134	95,640,527	144,825

Net change in net assets
from operations	$45,927,857	$164,863	$134,643,140	$211,618	$4,967,640	$90,155,595	$141,531

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Assets
Investments, at fair value	$70,965,066	$945,924	$184,607,395	$433,024	$2,624,284	$43,428	$5,801,738
Receivables:
Investments in Fund shares sold	6,026	12	166,254	6	92	1	2,661
Investment Division units sold	491,321	—	103,787	—	—	—	800
Total assets	71,462,413	945,936	184,877,436	433,030	2,624,376	43,429	5,805,199

Liabilities
Payables:
Investments in Fund shares purchased	491,321	—	103,787	—	—	—	800
Investment Division units redeemed	3,390	—	158,649	—	8	—	2,503
Insurance fees due to Jackson
of New York	2,636	12	7,605	6	84	1	158
Total liabilities	497,347	12	270,041	6	92	1	3,461
Net assets	$70,965,066	$945,924	$184,607,395	$433,024	$2,624,284	$43,428	$5,801,738

Investments in Funds, shares outstanding	6,977,883	91,837	10,646,332	23,766	213,183	3,554	514,795
Investments in Funds, at cost	$69,070,815	$940,140	$166,669,871	$403,829	$2,678,646	$47,265	$5,117,384

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$38,601	$693	$—
Expenses
Asset-based charges	1,029,452	726	2,524,928	1,778	24,533	104	44,709
Total expenses	1,029,452	726	2,524,928	1,778	24,533	104	44,709
Net investment income (loss)	(1,029,452)	(726)	(2,524,928)	(1,778)	14,068	589	(44,709)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	482,045	7,486	—
Investments	398,890	(27)	770,463	(82)	2,044	(20)	(43,984)
Net change in unrealized appreciation
(depreciation) on investments	2,657,451	6,050	36,904,522	74,326	(28,875)	(3,837)	1,373,042
Net realized and unrealized gain (loss)	3,056,341	6,023	37,674,985	74,244	455,214	3,629	1,329,058

Net change in net assets
from operations	$2,026,889	$5,297	$35,150,057	$72,466	$469,282	$4,218	$1,284,349

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Assets
Investments, at fair value	$36,342,484	$141,626	$31,700,762	$725,284	$9,411,715	$24,354	$22,827,690
Receivables:
Investments in Fund shares sold	2,339	2	94,538	13	653	—	2,065
Investment Division units sold	75,643	—	96,657	—	3,676	—	100,066
Total assets	36,420,466	141,628	31,891,957	725,297	9,416,044	24,354	22,929,821

Liabilities
Payables:
Investments in Fund shares purchased	75,643	—	96,657	—	3,676	—	100,066
Investment Division units redeemed	946	—	93,336	—	301	—	1,223
Insurance fees due to Jackson
of New York	1,393	2	1,202	13	352	—	842
Total liabilities	77,982	2	191,195	13	4,329	—	102,131
Net assets	$36,342,484	$141,626	$31,700,762	$725,284	$9,411,715	$24,354	$22,827,690

Investments in Funds, shares outstanding	2,722,283	10,530	2,566,863	58,303	862,669	2,214	1,923,142
Investments in Funds, at cost	$31,380,960	$120,306	$27,877,765	$625,573	$8,949,100	$23,690	$20,791,927

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	451,932	577	336,862	3,918	111,990	297	216,119
Total expenses	451,932	577	336,862	3,918	111,990	297	216,119
Net investment income (loss)	(451,932)	(577)	(336,862)	(3,918)	(111,990)	(297)	(216,119)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	577,498	46	324,192	1,285	215,370	5,131	54,715
Net change in unrealized appreciation
(depreciation) on investments	6,830,108	21,595	4,669,136	113,704	350,543	(558)	2,994,276
Net realized and unrealized gain (loss)	7,407,606	21,641	4,993,328	114,989	565,913	4,573	3,048,991

Net change in net assets
from operations	$6,955,674	$21,064	$4,656,466	$111,071	$453,923	$4,276	$2,832,872

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Assets
Investments, at fair value	$922,670	$50,048,017	$161,066	$27,642,450	$360,126	$22,835,638	$1,083,975
Receivables:
Investments in Fund shares sold	12	17,873	2	13,829	126	1,411	13
Investment Division units sold	—	181,302	—	38,710	—	85,037	—
Total assets	922,682	50,247,192	161,068	27,694,989	360,252	22,922,086	1,083,988

Liabilities
Payables:
Investments in Fund shares purchased	—	181,302	—	38,710	—	85,037	—
Investment Division units redeemed	—	15,966	—	12,754	122	575	—
Insurance fees due to Jackson
of New York	12	1,907	2	1,075	4	836	13
Total liabilities	12	199,175	2	52,539	126	86,448	13
Net assets	$922,670	$50,048,017	$161,066	$27,642,450	$360,126	$22,835,638	$1,083,975

Investments in Funds, shares outstanding	76,953	4,270,309	13,661	2,573,785	33,345	2,020,853	95,002
Investments in Funds, at cost	$815,484	$44,881,141	$137,047	$25,400,201	$326,683	$21,086,726	$1,028,464

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,788	562,543	896	337,888	1,275	232,290	2,025
Total expenses	3,788	562,543	896	337,888	1,275	232,290	2,025
Net investment income (loss)	(3,788)	(562,543)	(896)	(337,888)	(1,275)	(232,290)	(2,025)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,058	(209,753)	3,362	71,991	3,009	145,159	2,149
Net change in unrealized appreciation
(depreciation) on investments	137,748	10,728,554	29,509	4,230,835	45,089	2,234,240	55,511
Net realized and unrealized gain (loss)	139,806	10,518,801	32,871	4,302,826	48,098	2,379,399	57,660

Net change in net assets
from operations	$136,018	$9,956,258	$31,975	$3,964,938	$46,823	$2,147,109	$55,635

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments, at fair value	$27,994,487	$409,019	$22,584,956	$342,179	$53,795,561	$88,311	$17,212,652
Receivables:
Investments in Fund shares sold	1,364	5	2,024	129	168,543	1	719
Investment Division units sold	62,713	—	—	—	157,571	—	100,000
Total assets	28,058,564	409,024	22,586,980	342,308	54,121,675	88,312	17,313,371

Liabilities
Payables:
Investments in Fund shares purchased	62,713	—	—	—	157,571	—	100,000
Investment Division units redeemed	324	—	1,173	124	166,459	—	105
Insurance fees due to Jackson
of New York	1,040	5	851	5	2,084	1	614
Total liabilities	64,077	5	2,024	129	326,114	1	100,719
Net assets	$27,994,487	$409,019	$22,584,956	$342,179	$53,795,561	$88,311	$17,212,652

Investments in Funds, shares outstanding	2,417,486	34,959	1,792,457	26,964	4,097,149	6,675	1,025,173
Investments in Funds, at cost	$25,491,771	$387,560	$20,558,239	$316,422	$46,249,117	$79,285	$15,391,863

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$71,216
Expenses
Asset-based charges	304,978	553	296,621	1,168	603,326	1,182	129,073
Total expenses	304,978	553	296,621	1,168	603,326	1,182	129,073
Net investment income (loss)	(304,978)	(553)	(296,621)	(1,168)	(603,326)	(1,182)	(57,857)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	543,050
Investments	261,314	67	(65,285)	866	622,370	13,522	349,851
Net change in unrealized appreciation
(depreciation) on investments	3,530,658	21,459	4,728,574	45,558	9,772,713	37,308	1,952,181
Net realized and unrealized gain (loss)	3,791,972	21,526	4,663,289	46,424	10,395,083	50,830	2,845,082

Net change in net assets
from operations	$3,486,994	$20,973	$4,366,668	$45,256	$9,791,757	$49,648	$2,787,225

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Assets
Investments, at fair value	$92,001	$3,084,656	$—	$501,255,100	$850,575	$69,688,938	$502,068
Receivables:
Investments in Fund shares sold	1	219	—	46,874	11	11,372	6
Investment Division units sold	—	3,198	—	521,871	—	667,798	—
Total assets	92,002	3,088,073	—	501,823,845	850,586	70,368,108	502,074

Liabilities
Payables:
Investments in Fund shares purchased	—	3,198	—	521,871	—	667,798	—
Investment Division units redeemed	—	115	—	27,891	—	8,824	—
Insurance fees due to Jackson
of New York	1	104	—	18,983	11	2,548	6
Total liabilities	1	3,417	—	568,745	11	679,170	6
Net assets	$92,001	$3,084,656	$—	$501,255,100	$850,575	$69,688,938	$502,068

Investments in Funds, shares outstanding	5,473	277,647	—	18,886,778	30,930	69,688,938	502,068
Investments in Funds, at cost	$86,881	$2,840,467	$—	$419,990,451	$718,836	$69,688,938	$502,068

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Investment Income
Dividends	$474	$—	$—	$—	$—	$1,062,135	$4,235
Expenses
Asset-based charges	177	35,578	12	6,393,807	3,446	935,607	1,091
Total expenses	177	35,578	12	6,393,807	3,446	935,607	1,091
Net investment income (loss)	297	(35,578)	(12)	(6,393,807)	(3,446)	126,528	3,144

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,202	—	—	—	—	—	—
Investments	24	64,805	(106)	7,120,443	6,219	—	1
Net change in unrealized appreciation
(depreciation) on investments	5,120	248,483	(11)	80,903,717	136,767	—	—
Net realized and unrealized gain (loss)	8,346	313,288	(117)	88,024,160	142,986	—	1

Net change in net assets
from operations	$8,643	$277,710	$(129)	$81,630,353	$139,540	$126,528	$3,145

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/MC 10 x 10 Fund - Class A
Assets
Investments, at fair value	$55,858,041	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	6,140	—	—	—	—	—	—
Investment Division units sold	5,807	—	—	—	—	—	—
Total assets	55,869,988	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	5,807	—	—	—	—	—	—
Investment Division units redeemed	3,834	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	2,306	—	—	—	—	—	—
Total liabilities	11,947	—	—	—	—	—	—
Net assets	$55,858,041	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	2,353,900	—	—	—	—	—	—
Investments in Funds, at cost	$50,860,104	$—	$—	$—	$—	$—	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL/AQR Risk Parity Fund - Class A(a)	JNL/BlackRock Global Long Short Credit Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A(a)
Investment Income
Dividends	$—	$—	$19,023	$251,735	$179,601	$1,025	$—
Expenses
Asset-based charges	804,839	—	9,131	13,450	35,413	61	279,043
Total expenses	804,839	—	9,131	13,450	35,413	61	279,043
Net investment income (loss)	(804,839)	—	9,892	238,285	144,188	964	(279,043)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(161,451)	—	(691,230)	(322,629)	(39,797)	(1,457)	11,291,317
Net change in unrealized appreciation
(depreciation) on investments	13,064,581	—	875,140	145,524	461,367	3,697	(6,849,786)
Net realized and unrealized gain (loss)	12,903,130	—	183,910	(177,105)	421,570	2,240	4,441,531

Net change in net assets
from operations	$12,098,291	$—	$193,802	$61,180	$565,758	$3,204	$4,162,488

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/MC 10 x 10 Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A(a)	JNL/PPM America Long Short Credit Fund - Class I(a)
Investment Income
Dividends	$—	$49,283	$—
Expenses
Asset-based charges	—	5,088	—
Total expenses	—	5,088	—
Net investment income (loss)	—	44,195	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—
Investments	—	(96,513)	—
Net change in unrealized appreciation
(depreciation) on investments	—	93,971	—
Net realized and unrealized gain (loss)	—	(2,542)	—

Net change in net assets
from operations	$—	$41,653	$—

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(1,178,549)	$(1,167)	$(337,948)	$(250)	$(2,024,917)	$(125)	$(128,720)
Net realized gain (loss) on investments	2,374,816	144	383,789	(198)	3,705,260	8	27,626
Net change in unrealized appreciation
(depreciation) on investments	16,927,716	59,431	2,933,021	6,980	27,221,722	6,153	1,293,947
Net change in net assets
from operations	18,123,983	58,408	2,978,862	6,532	28,902,065	6,036	1,192,853

Contract transactions
Purchase payments	4,891,035	—	4,950,849	—	6,661,837	51,906	52,788
Surrenders and terminations	(5,889,783)	—	(2,630,623)	—	(10,238,899)	—	(2,639,766)
Transfers between Investment Divisions	(1,713,570)	(649)	5,994,575	(22,000)	(3,701,367)	19,999	(1,513,266)
Contract owner charges	(884,304)	(3,856)	(81,018)	—	(1,588,820)	(38)	(5,683)
Net change in net assets
from contract transactions	(3,596,622)	(4,505)	8,233,783	(22,000)	(8,867,249)	71,867	(4,105,927)

Net change in net assets	14,527,361	53,903	11,212,645	(15,468)	20,034,816	77,903	(2,913,074)

Net assets beginning of year	76,550,162	227,958	23,376,160	72,678	135,663,584	—	13,798,752

Net assets end of year	$91,077,523	$281,861	$34,588,805	$57,210	$155,698,400	$77,903	$10,885,678

Contract unit transactions
Units outstanding at beginning of year	5,974,547	19,676	2,115,793	6,339	9,964,946	—	1,401,474
Units issued	800,729	—	1,253,235	—	754,896	5,134	33,804
Units redeemed	(1,062,083)	(337)	(536,933)	(1,890)	(1,350,199)	(3)	(430,106)
Units outstanding at end of year	5,713,193	19,339	2,832,095	4,449	9,369,643	5,131	1,005,172
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,903,389	$—	$14,529,179	$—	$11,520,250	$71,906	$352,399
Proceeds from sales	$16,678,560	$5,672	$6,633,344	$22,250	$22,412,416	$164	$4,587,046

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(1,982,892)	$(37)	$(1,409,198)	$—	$158,841	$2,239	$126,830
Net realized gain (loss) on investments	2,316,231	—	1,379,903	—	852,415	2,674	307,183
Net change in unrealized appreciation
(depreciation) on investments	19,786,082	617	11,921,696	—	3,545,476	11,962	1,139,375
Net change in net assets
from operations	20,119,421	580	11,892,401	—	4,556,732	16,875	1,573,388

Contract transactions
Purchase payments	972,072	13,063	866,799	—	2,144,014	94,454	2,450,029
Surrenders and terminations	(11,749,640)	—	(6,865,480)	—	(909,224)	—	(1,224,104)
Transfers between Investment Divisions	(4,471,547)	(51)	(3,469,053)	—	(376,029)	957	(957,314)
Contract owner charges	(1,677,779)	—	(1,238,385)	—	(48,796)	(1,178)	(21,621)
Net change in net assets
from contract transactions	(16,926,894)	13,012	(10,706,119)	—	809,965	94,233	246,990

Net change in net assets	3,192,527	13,592	1,186,282	—	5,366,697	111,108	1,820,378

Net assets beginning of year	126,769,144	—	91,358,850	—	22,239,375	39,054	11,719,464

Net assets end of year	$129,961,671	$13,592	$92,545,132	$—	$27,606,072	$150,162	$13,539,842

Contract unit transactions
Units outstanding at beginning of year	7,339,427	—	5,406,296	—	1,539,642	2,992	977,584
Units issued	210,188	603	233,007	—	315,032	6,393	228,495
Units redeemed	(1,103,065)	—	(825,554)	—	(262,996)	(80)	(209,805)
Units outstanding at end of year	6,446,550	603	4,813,749	—	1,591,678	9,305	996,274
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,959,636	$13,012	$4,142,880	$—	$5,859,114	$100,757	$3,374,933
Proceeds from sales	$22,869,422	$37	$16,258,197	$—	$4,409,353	$1,637	$2,841,200

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$—	$265,604	$437	$(524,593)	$(247)	$(1,969,266)	$(985)
Net realized gain (loss) on investments	—	780,096	330	811,688	11	4,034,609	156
Net change in unrealized appreciation
(depreciation) on investments	—	3,151,393	883	5,543,175	6,037	21,918,243	26,842
Net change in net assets
from operations	—	4,197,093	1,650	5,830,270	5,801	23,983,586	26,013

Contract transactions
Purchase payments	—	4,798,891	22,889	7,328,815	67,366	7,046,399	65,315
Surrenders and terminations	—	(967,966)	—	(5,037,585)	—	(14,105,675)	—
Transfers between Investment Divisions	—	(1,000,815)	142	1,015,315	—	(4,202,402)	201,059
Contract owner charges	—	(33,737)	—	(259,828)	(325)	(1,235,826)	(3,049)
Net change in net assets
from contract transactions	—	2,796,373	23,031	3,046,717	67,041	(12,497,504)	263,325

Net change in net assets	—	6,993,466	24,681	8,876,987	72,842	11,486,082	289,338

Net assets beginning of year	—	23,716,166	—	39,567,842	23,498	138,079,377	40,266

Net assets end of year	$—	$30,709,632	$24,681	$48,444,829	$96,340	$149,565,459	$329,604

Contract unit transactions
Units outstanding at beginning of year	—	1,768,251	—	3,206,614	1,885	9,874,670	3,154
Units issued	—	539,337	1,664	840,055	4,825	1,079,611	17,957
Units redeemed	—	(341,838)	—	(591,116)	(24)	(1,894,470)	(246)
Units outstanding at end of year	—	1,965,750	1,664	3,455,553	6,686	9,059,811	20,865
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$8,686,558	$23,874	$11,037,692	$67,366	$16,679,985	$266,852
Proceeds from sales	$—	$5,213,676	$77	$8,515,568	$572	$31,146,755	$4,512

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(13,707)	$(375)	$(152,670)	$(733)	$(1,685,393)	$(1,008)	$(736,929)
Net realized gain (loss) on investments	8,595	908	173,004	223	3,471,726	875	(662,040)
Net change in unrealized appreciation
(depreciation) on investments	114,354	20,323	2,319,078	33,716	29,841,512	43,206	11,743,404
Net change in net assets
from operations	109,242	20,856	2,339,412	33,206	31,627,845	43,073	10,344,435

Contract transactions
Purchase payments	308,499	67,691	3,062,093	222,095	12,467,022	182,702	3,650,188
Surrenders and terminations	(106,162)	(4,020)	(860,005)	(145)	(8,688,836)	(181)	(4,090,679)
Transfers between Investment Divisions	35,769	5,900	1,461,504	19,472	7,271,840	86,532	2,693,788
Contract owner charges	(320)	(49)	(117,350)	(1,804)	(1,269,940)	(2,168)	(559,697)
Net change in net assets
from contract transactions	237,786	69,522	3,546,242	239,618	9,780,086	266,885	1,693,600

Net change in net assets	347,028	90,378	5,885,654	272,824	41,407,931	309,958	12,038,035

Net assets beginning of year	1,292,152	50,283	7,418,290	46,316	91,625,996	50,318	43,654,948

Net assets end of year	$1,639,180	$140,661	$13,303,944	$319,140	$133,033,927	$360,276	$55,692,983

Contract unit transactions
Units outstanding at beginning of year	134,526	6,247	654,984	3,986	1,987,149	750	2,358,431
Units issued	46,117	8,216	540,221	17,856	671,141	3,993	557,724
Units redeemed	(22,728)	(1,060)	(269,213)	(394)	(523,975)	(437)	(476,959)
Units outstanding at end of year	157,915	13,403	925,992	21,448	2,134,315	4,306	2,439,196
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$467,036	$80,347	$7,049,932	$245,126	$39,238,275	$302,430	$11,806,901
Proceeds from sales	$242,957	$11,200	$3,656,360	$6,241	$31,143,582	$36,553	$10,850,230

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A
Operations
Net investment income (loss)	$(140)	$(12,334)	$(1,297,800)	$(670)	$(3,556,252)	$(1,630)	$(52,914)
Net realized gain (loss) on investments	(31)	84,168	478,467	1,047	11,420,321	281	13,870
Net change in unrealized appreciation
(depreciation) on investments	7,120	569,794	15,635,624	19,557	32,292,681	65,163	592,887
Net change in net assets
from operations	6,949	641,628	14,816,291	19,934	40,156,750	63,814	553,843

Contract transactions
Purchase payments	—	2,325,325	15,512,641	172,589	13,290,738	206,346	4,193,182
Surrenders and terminations	—	(17,618)	(4,797,121)	—	(15,884,216)	(3,545)	(70,798)
Transfers between Investment Divisions	7,857	171,972	6,627,821	(12,554)	(14,325,334)	133,926	1,770,652
Contract owner charges	(100)	(30,692)	(937,619)	(1,366)	(2,940,003)	(4,251)	(26,430)
Net change in net assets
from contract transactions	7,757	2,448,987	16,405,722	158,669	(19,858,815)	332,476	5,866,606

Net change in net assets	14,706	3,090,615	31,222,013	178,603	20,297,935	396,290	6,420,449

Net assets beginning of year	25,704	823,514	70,949,841	41,474	219,020,443	122,490	1,525,535

Net assets end of year	$40,410	$3,914,129	$102,171,854	$220,077	$239,318,378	$518,780	$7,945,984

Contract unit transactions
Units outstanding at beginning of year	1,113	80,893	4,725,904	2,093	11,635,778	5,617	162,135
Units issued	290	295,811	1,736,743	8,844	1,880,757	14,842	601,053
Units redeemed	(4)	(82,448)	(737,718)	(1,537)	(2,849,784)	(321)	(31,713)
Units outstanding at end of year	1,399	294,256	5,724,929	9,400	10,666,751	20,138	731,475
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,856	$3,472,325	$28,584,933	$193,739	$38,515,413	$340,272	$6,190,213
Proceeds from sales	$239	$1,035,672	$13,477,011	$35,740	$61,930,480	$9,426	$376,521

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Operations
Net investment income (loss)	$(190)	$(424,476)	$(133)	$(248,482)	$(1,187)	$(611,445)	$(392)
Net realized gain (loss) on investments	8	151,569	355	622,544	154	688,729	86
Net change in unrealized appreciation
(depreciation) on investments	5,767	1,922,943	1,621	5,685,227	52,477	10,204,289	18,999
Net change in net assets
from operations	5,585	1,650,036	1,843	6,059,289	51,444	10,281,573	18,693

Contract transactions
Purchase payments	67,562	1,459,218	9,200	5,917,950	103,923	3,224,554	80,500
Surrenders and terminations	—	(2,446,640)	(98)	(832,676)	(370)	(2,661,295)	—
Transfers between Investment Divisions	(339)	(1,056,712)	(7,747)	1,857,778	110,581	(957,150)	(75)
Contract owner charges	(193)	(369,629)	(338)	(83,872)	(1,498)	(524,838)	(931)
Net change in net assets
from contract transactions	67,030	(2,413,763)	1,017	6,859,180	212,636	(918,729)	79,494

Net change in net assets	72,615	(763,727)	2,860	12,918,469	264,080	9,362,844	98,187

Net assets beginning of year	9,469	28,859,353	26,822	15,785,024	70,616	35,573,670	25,909

Net assets end of year	$82,084	$28,095,626	$29,682	$28,703,493	$334,696	$44,936,514	$124,096

Contract unit transactions
Units outstanding at beginning of year	1,005	2,828,302	2,272	1,170,195	5,132	2,578,973	1,626
Units issued	6,472	329,640	1,434	802,525	12,917	332,654	4,546
Units redeemed	(47)	(563,541)	(771)	(369,061)	(135)	(392,475)	(84)
Units outstanding at end of year	7,430	2,594,401	2,935	1,603,659	17,914	2,519,152	6,088
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$67,517	$3,491,397	$10,586	$12,778,129	$214,918	$5,395,119	$81,076
Proceeds from sales	$677	$6,329,636	$9,702	$6,167,431	$3,469	$6,925,293	$1,974

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(1,803,808)	$(451)	$(826,623)	$(1,218)	$(5,454,576)	$(5,655)	$(1,448,337)
Net realized gain (loss) on investments	2,972,074	4,462	2,714,115	5,424	18,728,369	9,620	1,435,368
Net change in unrealized appreciation
(depreciation) on investments	22,582,301	14,253	14,078,222	66,152	67,114,908	244,491	18,598,197
Net change in net assets
from operations	23,750,567	18,264	15,965,714	70,358	80,388,701	248,456	18,585,228

Contract transactions
Purchase payments	14,840,031	25,790	23,721,149	105,899	43,840,382	662,072	6,084,707
Surrenders and terminations	(4,312,210)	—	(3,293,772)	—	(23,308,683)	(16,213)	(6,146,779)
Transfers between Investment Divisions	1,206,872	2,540	10,672,924	706	(3,527,560)	92,848	(5,277,059)
Contract owner charges	(1,402,174)	(1,037)	(352,443)	(3,564)	(4,380,351)	(14,117)	(1,098,085)
Net change in net assets
from contract transactions	10,332,519	27,293	30,747,858	103,041	12,623,788	724,590	(6,437,216)

Net change in net assets	34,083,086	45,557	46,713,572	173,399	93,012,489	973,046	12,148,012

Net assets beginning of year	105,778,311	67,165	40,042,391	193,079	334,845,513	600,255	92,420,559

Net assets end of year	$139,861,397	$112,722	$86,755,963	$366,478	$427,858,002	$1,573,301	$104,568,571

Contract unit transactions
Units outstanding at beginning of year	7,216,010	4,347	1,965,096	9,061	16,211,850	25,394	7,329,696
Units issued	1,689,733	6,613	2,134,322	10,459	3,785,691	39,057	982,057
Units redeemed	(1,037,250)	(5,034)	(738,541)	(6,417)	(3,296,797)	(9,931)	(1,439,599)
Units outstanding at end of year	7,868,493	5,926	3,360,877	13,103	16,700,744	54,520	6,872,154
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$27,208,595	$117,038	$47,903,209	$261,344	$88,337,620	$988,358	$13,403,275
Proceeds from sales	$18,679,884	$90,196	$17,981,974	$159,521	$81,168,408	$269,423	$21,288,828

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Defensive Style Fund - Class I(a)
Operations
Net investment income (loss)	$(1,150)	$(1,972,708)	$(42)	$(1,070,764)	$(1,009)	$(14,798)	$—
Net realized gain (loss) on investments	112	3,014,460	3	1,383,369	1,053	4,087	—
Net change in unrealized appreciation
(depreciation) on investments	50,457	19,775,061	2,233	16,035,799	42,692	167,793	—
Net change in net assets
from operations	49,419	20,816,813	2,194	16,348,404	42,736	157,082	—

Contract transactions
Purchase payments	6,299	15,873,047	14,176	4,008,861	193,750	385,481	—
Surrenders and terminations	—	(9,135,632)	—	(3,717,908)	(238)	(19,941)	—
Transfers between Investment Divisions	(2,257)	(981,082)	40,001	1,663,388	10,578	2,434,386	—
Contract owner charges	(3,267)	(1,414,125)	(77)	(877,834)	(3,008)	(10,531)	—
Net change in net assets
from contract transactions	775	4,342,208	54,100	1,076,507	201,082	2,789,395	—

Net change in net assets	50,194	25,159,021	56,294	17,424,911	243,818	2,946,477	—

Net assets beginning of year	224,824	121,943,247	—	60,969,536	56,139	—	—

Net assets end of year	$275,018	$147,102,268	$56,294	$78,394,447	$299,957	$2,946,477	$—

Contract unit transactions
Units outstanding at beginning of year	15,515	9,076,439	—	5,365,978	4,263	—	—
Units issued	2,166	1,566,927	3,354	1,028,894	15,033	295,345	—
Units redeemed	(1,199)	(1,290,213)	(5)	(959,371)	(938)	(17,618)	—
Units outstanding at end of year	16,482	9,353,153	3,349	5,435,501	18,358	277,727	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$20,527	$23,141,147	$54,176	$13,597,584	$215,877	$2,969,157	$—
Proceeds from sales	$20,902	$20,771,647	$118	$13,591,841	$15,804	$194,560	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class I(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Operations
Net investment income (loss)	$(520,458)	$—	$(93,285)	$251	$39	$(2,434,589)	$(328)
Net realized gain (loss) on investments	526,427	—	(572,899)	12	2	1,509,232	519
Net change in unrealized appreciation
(depreciation) on investments	7,141,312	—	593,782	5,636	282	26,484,328	7,173
Net change in net assets
from operations	7,147,281	—	(72,402)	5,899	323	25,558,971	7,364

Contract transactions
Purchase payments	569,647	—	278,367	85,767	—	5,682,638	76,507
Surrenders and terminations	(2,044,286)	—	(893,370)	(366)	—	(12,559,576)	—
Transfers between Investment Divisions	(4,111,781)	—	(476,897)	5,879	6,240	(6,953,649)	(11,852)
Contract owner charges	(416,474)	—	(10,650)	(275)	(31)	(1,949,683)	(345)
Net change in net assets
from contract transactions	(6,002,894)	—	(1,102,550)	91,005	6,209	(15,780,270)	64,310

Net change in net assets	1,144,387	—	(1,174,952)	96,904	6,532	9,778,701	71,674

Net assets beginning of year	32,323,108	—	9,523,450	—	—	165,826,541	10,211

Net assets end of year	$33,467,495	$—	$8,348,498	$96,904	$6,532	$175,605,242	$81,885

Contract unit transactions
Units outstanding at beginning of year	2,295,173	—	1,053,661	—	—	13,603,086	737
Units issued	176,942	—	127,278	9,502	621	1,085,875	6,082
Units redeemed	(564,605)	—	(248,849)	(284)	(3)	(2,286,429)	(800)
Units outstanding at end of year	1,907,510	—	932,090	9,218	618	12,402,532	6,019
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,740,375	$—	$1,149,128	$94,429	$6,284	$14,165,484	$76,679
Proceeds from sales	$9,263,727	$—	$2,344,963	$3,173	$36	$32,380,343	$12,697

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$(577,968)	$—	$(3,080,196)	$(2,497)	$(24,827)	$(303)	$553,228
Net realized gain (loss) on investments	(1,506,390)	—	9,040,894	8,050	(42,638)	(174)	1,921,671
Net change in unrealized appreciation
(depreciation) on investments	6,981,893	—	45,910,220	108,060	141,173	3,506	3,934,557
Net change in net assets
from operations	4,897,535	—	51,870,918	113,613	73,708	3,029	6,409,456

Contract transactions
Purchase payments	2,019,017	—	16,411,846	335,287	975,239	—	2,137,579
Surrenders and terminations	(3,876,955)	—	(15,350,733)	(483)	(226,553)	—	(2,361,253)
Transfers between Investment Divisions	(984,264)	—	16,683,950	122,472	(587,661)	3,143	(2,758,184)
Contract owner charges	(473,075)	—	(2,527,871)	(5,606)	(5,243)	(901)	(467,922)
Net change in net assets
from contract transactions	(3,315,277)	—	15,217,192	451,670	155,782	2,242	(3,449,780)

Net change in net assets	1,582,258	—	67,088,110	565,283	229,490	5,271	2,959,676

Net assets beginning of year	38,329,175	—	168,776,242	192,399	2,051,067	64,937	38,421,606

Net assets end of year	$39,911,433	$—	$235,864,352	$757,682	$2,280,557	$70,208	$41,381,282

Contract unit transactions
Units outstanding at beginning of year	5,618,445	—	3,097,327	2,311	206,441	6,487	2,944,200
Units issued	832,728	—	944,574	7,856	138,963	385	381,819
Units redeemed	(1,283,365)	—	(746,401)	(2,692)	(123,093)	(171)	(629,358)
Units outstanding at end of year	5,167,808	—	3,295,500	7,475	222,311	6,701	2,696,661
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,164,890	$—	$62,229,448	$713,469	$1,394,447	$3,972	$8,571,811
Proceeds from sales	$10,058,135	$—	$50,092,452	$264,296	$1,263,492	$2,033	$9,346,750

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$1,484	$(190,068)	$(1,155)	$(96,166)	$(98)	$19,181	$410
Net realized gain (loss) on investments	2,794	697,496	11,349	10,510	(112)	129,830	463
Net change in unrealized appreciation
(depreciation) on investments	(413)	2,904,964	49,081	651,219	2,236	1,592,814	6,886
Net change in net assets
from operations	3,865	3,412,392	59,275	565,563	2,026	1,741,825	7,759

Contract transactions
Purchase payments	50,000	6,355,401	150,072	1,133,362	—	3,128,471	—
Surrenders and terminations	—	(632,622)	(106)	(677,118)	—	(219,805)	—
Transfers between Investment Divisions	251	13,629,530	(897)	2,823,541	158	457,076	122
Contract owner charges	(576)	(131,039)	(3,047)	(48,552)	(298)	(92,414)	(512)
Net change in net assets
from contract transactions	49,675	19,221,270	146,022	3,231,233	(140)	3,273,328	(390)

Net change in net assets	53,540	22,633,662	205,297	3,796,796	1,886	5,015,153	7,369

Net assets beginning of year	4,013	6,288,818	152,343	5,333,901	21,107	7,640,366	36,765

Net assets end of year	$57,553	$28,922,480	$357,640	$9,130,697	$22,993	$12,655,519	$44,134

Contract unit transactions
Units outstanding at beginning of year	217	590,879	14,096	511,106	2,001	787,247	3,695
Units issued	2,436	2,296,828	22,566	446,542	112	339,317	11
Units redeemed	(30)	(794,377)	(11,439)	(156,142)	(132)	(38,020)	(46)
Units outstanding at end of year	2,623	2,093,330	25,223	801,506	1,981	1,088,544	3,660
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$54,790	$29,453,320	$304,273	$4,948,567	$1,267	$3,963,381	$1,188
Proceeds from sales	$819	$10,422,118	$159,406	$1,813,500	$1,505	$544,919	$729

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA International Core Equity Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(1,907)	$—	$26,098	$—	$(923,070)	$(493)	$(48,344)
Net realized gain (loss) on investments	216	—	115,350	—	2,319,147	101	511,517
Net change in unrealized appreciation
(depreciation) on investments	45,441	—	1,317,061	—	14,332,657	19,347	840,279
Net change in net assets
from operations	43,750	—	1,458,509	—	15,728,734	18,955	1,303,452

Contract transactions
Purchase payments	511,431	—	2,438,628	—	3,353,121	89,424	2,396,747
Surrenders and terminations	(1,561)	—	(489,600)	—	(4,185,460)	—	(415,399)
Transfers between Investment Divisions	209,269	—	(356,730)	—	878,647	(187)	1,190,408
Contract owner charges	(1,116)	—	(70,362)	—	(685,942)	(899)	(31,352)
Net change in net assets
from contract transactions	718,023	—	1,521,936	—	(639,634)	88,338	3,140,404

Net change in net assets	761,773	—	2,980,445	—	15,089,100	107,293	4,443,856

Net assets beginning of year	—	—	8,344,907	—	55,419,163	24,252	5,250,891

Net assets end of year	$761,773	$—	$11,325,352	$—	$70,508,263	$131,545	$9,694,747

Contract unit transactions
Units outstanding at beginning of year	—	—	851,316	—	1,781,148	627	330,490
Units issued	71,147	—	266,288	—	324,424	1,760	247,556
Units redeemed	(259)	—	(128,958)	—	(332,925)	(17)	(66,013)
Units outstanding at end of year	70,888	—	988,646	—	1,772,647	2,370	512,033
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$720,745	$—	$3,135,312	$—	$11,403,161	$89,237	$5,035,163
Proceeds from sales	$4,629	$—	$1,483,149	$—	$12,965,865	$1,392	$1,269,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Operations
Net investment income (loss)	$132	$2,463,438	$6,538	$(22,846)	$(249)	$(930,544)	$(1,138)
Net realized gain (loss) on investments	393	1,083,147	908	34,543	610	617,036	(1,885)
Net change in unrealized appreciation
(depreciation) on investments	1,937	8,934,863	372	145,050	4,878	17,466,056	57,792
Net change in net assets
from operations	2,462	12,481,448	7,818	156,747	5,239	17,152,548	54,769

Contract transactions
Purchase payments	36,288	7,585,337	230,251	731,511	22,889	14,401,722	366,885
Surrenders and terminations	—	(21,597,522)	—	(165,648)	—	(3,415,603)	—
Transfers between Investment Divisions	(22,235)	1,331,908	(11,072)	353,738	(9,840)	14,535,790	(26,409)
Contract owner charges	(142)	(2,199,846)	(668)	(11,484)	(380)	(687,290)	(2,930)
Net change in net assets
from contract transactions	13,911	(14,880,123)	218,511	908,117	12,669	24,834,619	337,546

Net change in net assets	16,373	(2,398,675)	226,329	1,064,864	17,908	41,987,167	392,315

Net assets beginning of year	5,149	205,261,383	41,887	1,233,830	38,001	45,992,388	56,087

Net assets end of year	$21,522	$202,862,708	$268,216	$2,298,694	$55,909	$87,979,555	$448,402

Contract unit transactions
Units outstanding at beginning of year	578	10,151,739	1,473	116,319	3,522	3,176,074	3,935
Units issued	3,540	1,120,814	9,682	159,804	3,104	2,273,392	25,375
Units redeemed	(2,125)	(1,867,866)	(1,288)	(78,705)	(1,023)	(840,599)	(5,786)
Units outstanding at end of year	1,993	9,404,687	9,867	197,418	5,603	4,608,867	23,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$37,584	$29,254,473	$265,053	$1,790,789	$24,695	$39,415,006	$434,009
Proceeds from sales	$21,968	$41,671,158	$40,004	$905,518	$12,275	$15,510,931	$97,601

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Operations
Net investment income (loss)	$(1,256,875)	$(698)	$35,364	$—	$(148,985)	$(4)	$135,275
Net realized gain (loss) on investments	486,032	49	(17,238)	—	(5,260)	131	(52,673)
Net change in unrealized appreciation
(depreciation) on investments	4,666,984	5,722	464,875	—	2,605,430	—	4,065,526
Net change in net assets
from operations	3,896,141	5,073	483,001	—	2,451,185	127	4,148,128

Contract transactions
Purchase payments	9,616,754	126,503	434,097	—	1,941,145	—	3,082,186
Surrenders and terminations	(7,134,142)	—	(167,403)	—	(1,115,070)	—	(4,551,005)
Transfers between Investment Divisions	1,622,322	42,770	1,069,048	—	(771,334)	(114)	899,980
Contract owner charges	(855,605)	(582)	(8,131)	—	(28,829)	(13)	(662,364)
Net change in net assets
from contract transactions	3,249,329	168,691	1,327,611	—	25,912	(127)	(1,231,203)

Net change in net assets	7,145,470	173,764	1,810,612	—	2,477,097	—	2,916,925

Net assets beginning of year	91,579,467	43,239	2,936,142	—	12,062,719	—	55,159,266

Net assets end of year	$98,724,937	$217,003	$4,746,754	$—	$14,539,816	$—	$58,076,191

Contract unit transactions
Units outstanding at beginning of year	8,391,596	3,925	295,325	—	983,926	—	2,235,609
Units issued	2,253,855	14,642	202,869	—	253,233	222	375,998
Units redeemed	(1,974,810)	(276)	(71,769)	—	(248,791)	(222)	(429,588)
Units outstanding at end of year	8,670,641	18,291	426,425	—	988,368	—	2,182,019
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,346,990	$171,899	$2,145,148	$—	$3,408,880	$2,804	$10,738,067
Proceeds from sales	$23,354,536	$3,906	$782,173	$—	$3,531,953	$2,935	$11,833,995

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Operations
Net investment income (loss)	$146	$(944,618)	$(39)	$(1,056,036)	$(166)	$(425,760)	$(26)
Net realized gain (loss) on investments	22	573,964	26	(252,584)	40	(252,262)	(18)
Net change in unrealized appreciation
(depreciation) on investments	718	15,114,143	1,245	13,554,958	4,885	4,137,928	830
Net change in net assets
from operations	886	14,743,489	1,232	12,246,338	4,759	3,459,906	786

Contract transactions
Purchase payments	27,658	1,902,833	11,445	968,070	43,063	1,125,173	1
Surrenders and terminations	—	(4,426,299)	—	(5,325,450)	—	(2,666,385)	—
Transfers between Investment Divisions	338	(5,071,135)	(415)	(2,776,942)	(51)	(229,344)	—
Contract owner charges	—	(726,340)	—	(903,374)	(426)	(370,684)	(90)
Net change in net assets
from contract transactions	27,996	(8,320,941)	11,030	(8,037,696)	42,586	(2,141,240)	(89)

Net change in net assets	28,882	6,422,548	12,262	4,208,642	47,345	1,318,666	697

Net assets beginning of year	—	61,568,798	—	66,311,006	—	27,919,397	5,503

Net assets end of year	$28,882	$67,991,346	$12,262	$70,519,648	$47,345	$29,238,063	$6,200

Contract unit transactions
Units outstanding at beginning of year	—	4,427,590	—	5,434,574	—	2,637,467	427
Units issued	846	366,622	646	303,307	2,828	333,858	—
Units redeemed	(14)	(888,203)	(22)	(898,782)	(26)	(526,024)	(7)
Units outstanding at end of year	832	3,906,009	624	4,839,099	2,802	2,445,301	420
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$28,689	$5,952,895	$11,445	$4,117,681	$43,012	$3,727,838	$1
Proceeds from sales	$547	$15,218,454	$454	$13,211,413	$592	$6,294,838	$116

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$3,543,713	$3,384	$(1,093,521)	$(171)	$(2,162,982)	$(371)	$(330,724)
Net realized gain (loss) on investments	(295,096)	(7)	3,571,416	8	1,699,744	87	497,245
Net change in unrealized appreciation
(depreciation) on investments	(3,445,954)	(3,081)	8,376,306	8,512	20,572,733	8,432	5,918,763
Net change in net assets
from operations	(197,337)	296	10,854,201	8,349	20,109,495	8,148	6,085,284

Contract transactions
Purchase payments	2,056,463	13,215	1,533,800	—	6,983,863	132,419	2,658,969
Surrenders and terminations	(3,562,283)	—	(6,301,218)	—	(16,145,133)	(2,075)	(2,614,075)
Transfers between Investment Divisions	749,296	7,809	(5,302,544)	92,557	(1,907,663)	268	(577,773)
Contract owner charges	(344,663)	(296)	(878,718)	—	(1,551,726)	(678)	(437,908)
Net change in net assets
from contract transactions	(1,101,187)	20,728	(10,948,680)	92,557	(12,620,659)	129,934	(970,787)

Net change in net assets	(1,298,524)	21,024	(94,479)	100,906	7,488,836	138,082	5,114,497

Net assets beginning of year	43,472,059	14,513	72,263,816	—	143,552,954	5,141	36,708,734

Net assets end of year	$42,173,535	$35,537	$72,169,337	$100,906	$151,041,790	$143,223	$41,823,231

Contract unit transactions
Units outstanding at beginning of year	3,772,969	1,133	5,972,340	—	9,744,285	284	3,618,313
Units issued	802,389	1,641	363,365	6,520	1,070,804	7,053	658,585
Units redeemed	(907,966)	(23)	(1,196,307)	—	(1,872,287)	(149)	(743,498)
Units outstanding at end of year	3,667,392	2,751	5,139,398	6,520	8,942,802	7,188	3,533,400
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,603,167	$24,504	$4,829,057	$92,557	$17,253,497	$132,903	$8,503,417
Proceeds from sales	$11,160,641	$392	$16,871,258	$171	$32,037,138	$3,340	$8,824,053

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$213	$(640,503)	$(84)	$(118,972)	$(16,813)	$(10)	$74,987
Net realized gain (loss) on investments	780	466,859	5	(87,580)	11,409	2,393	714,092
Net change in unrealized appreciation
(depreciation) on investments	795	8,267,535	5,890	1,209,416	341,483	687	4,646,551
Net change in net assets
from operations	1,788	8,093,891	5,811	1,002,864	336,079	3,070	5,435,630

Contract transactions
Purchase payments	25,000	1,019,267	52,579	303,165	981,929	43,723	1,601,024
Surrenders and terminations	—	(3,341,453)	—	(793,968)	(89,943)	—	(2,022,288)
Transfers between Investment Divisions	7,799	(1,073,387)	—	(426,891)	2,270,831	(37,972)	(708,847)
Contract owner charges	(263)	(515,353)	—	(78,977)	(16,351)	(34)	(142,201)
Net change in net assets
from contract transactions	32,536	(3,910,926)	52,579	(996,671)	3,146,466	5,717	(1,272,312)

Net change in net assets	34,324	4,182,965	58,390	6,193	3,482,545	8,787	4,163,318

Net assets beginning of year	—	39,868,842	—	9,056,808	766,430	2,620	21,064,440

Net assets end of year	$34,324	$44,051,807	$58,390	$9,063,001	$4,248,975	$11,407	$25,227,758

Contract unit transactions
Units outstanding at beginning of year	—	3,222,148	—	741,737	87,027	294	2,284,937
Units issued	2,411	278,737	3,387	99,461	366,300	5,318	375,121
Units redeemed	(20)	(565,040)	—	(176,730)	(47,376)	(4,554)	(487,867)
Units outstanding at end of year	2,391	2,935,845	3,387	664,468	405,951	1,058	2,172,191
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,899	$3,845,639	$52,579	$1,301,858	$3,631,067	$51,571	$5,442,334
Proceeds from sales	$363	$8,397,068	$84	$2,417,501	$501,414	$45,864	$5,395,940

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Operations
Net investment income (loss)	$927	$1,002	$380	$(610,614)	$38	$66,172	$—
Net realized gain (loss) on investments	3,669	27,793	1,857	3,164,766	1,723	109,248	—
Net change in unrealized appreciation
(depreciation) on investments	9,455	33,535	16,522	3,111,057	552	908,201	—
Net change in net assets
from operations	14,051	62,330	18,759	5,665,209	2,313	1,083,621	—

Contract transactions
Purchase payments	48,823	645,680	—	2,329,682	22,782	2,139,986	—
Surrenders and terminations	—	(67,654)	—	(3,496,495)	—	(269,352)	—
Transfers between Investment Divisions	(22,542)	844,964	(3,463)	807,202	(2,779)	1,930,992	—
Contract owner charges	(186)	(6,372)	(1,274)	(603,908)	(79)	(51,789)	—
Net change in net assets
from contract transactions	26,095	1,416,618	(4,737)	(963,519)	19,924	3,749,837	—

Net change in net assets	40,146	1,478,948	14,022	4,701,690	22,237	4,833,458	—

Net assets beginning of year	28,990	50,752	72,150	45,965,966	6,787	3,126,974	—

Net assets end of year	$69,136	$1,529,700	$86,172	$50,667,656	$29,024	$7,960,432	$—

Contract unit transactions
Units outstanding at beginning of year	3,119	5,434	7,689	5,358,430	689	332,177	—
Units issued	4,947	189,087	1,028	1,168,424	4,334	464,810	—
Units redeemed	(2,265)	(61,610)	(1,376)	(1,323,929)	(1,739)	(104,749)	—
Units outstanding at end of year	5,801	132,911	7,341	5,202,925	3,284	692,238	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$55,494	$2,132,712	$11,685	$13,238,351	$39,681	$5,063,447	$—
Proceeds from sales	$25,049	$715,092	$16,042	$12,509,522	$18,917	$1,206,045	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(1,154,287)	$(146)	$185,649	$1,612	$(2,031,972)	$(1,245)	$(43,172)
Net realized gain (loss) on investments	276,272	18	4,670,207	8,962	4,788,240	(5,030)	35,734
Net change in unrealized appreciation
(depreciation) on investments	15,588,051	3,009	10,304,832	13,848	24,805,124	54,714	691,534
Net change in net assets
from operations	14,710,036	2,881	15,160,688	24,422	27,561,392	48,439	684,096

Contract transactions
Purchase payments	2,733,274	62,043	2,426,642	—	10,464,699	148,889	228,472
Surrenders and terminations	(5,765,644)	—	(4,181,640)	—	(9,715,768)	(158)	(613,033)
Transfers between Investment Divisions	(2,927,080)	5,866	(5,929,514)	—	(4,085,426)	45	94,245
Contract owner charges	(896,854)	(134)	(644,551)	(1,537)	(1,574,505)	(3,311)	(1,738)
Net change in net assets
from contract transactions	(6,856,304)	67,775	(8,329,063)	(1,537)	(4,911,000)	145,465	(292,054)

Net change in net assets	7,853,732	70,656	6,831,625	22,885	22,650,392	193,904	392,042

Net assets beginning of year	72,529,406	—	60,313,257	87,764	122,126,358	108,137	4,269,832

Net assets end of year	$80,383,138	$70,656	$67,144,882	$110,649	$144,776,750	$302,041	$4,661,874

Contract unit transactions
Units outstanding at beginning of year	4,396,103	—	3,118,137	3,034	4,059,866	2,733	402,569
Units issued	449,194	4,162	240,403	3,299	882,438	5,042	32,922
Units redeemed	(821,727)	(1,154)	(608,530)	(3,071)	(1,019,288)	(1,475)	(58,640)
Units outstanding at end of year	4,023,570	3,008	2,750,010	3,262	3,923,016	6,300	376,851
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,490,060	$93,840	$10,305,599	$110,460	$30,708,259	$207,600	$380,515
Proceeds from sales	$16,500,651	$26,211	$14,731,961	$104,744	$37,651,231	$63,380	$715,741

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I(a)	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Operations
Net investment income (loss)	$—	$(52,403)	$(153)	$(1,618,912)	$(859)	$(860,180)	$(1,449)
Net realized gain (loss) on investments	—	152,955	778	3,802,381	2,973	110,169	10,134
Net change in unrealized appreciation
(depreciation) on investments	—	375,759	2,857	33,556,160	40,006	3,601,078	13,687
Net change in net assets
from operations	—	476,311	3,482	35,739,629	42,120	2,851,067	22,372

Contract transactions
Purchase payments	—	3,258,449	45,779	12,507,408	148,469	9,793,353	747,465
Surrenders and terminations	—	(113,086)	—	(8,433,201)	(1,376)	(6,332,202)	—
Transfers between Investment Divisions	—	5,099,300	(510)	2,307,755	53,613	602,049	(421,680)
Contract owner charges	—	(38,152)	—	(1,145,096)	(2,142)	(575,531)	(2,837)
Net change in net assets
from contract transactions	—	8,206,511	45,269	5,236,866	198,564	3,487,669	322,948

Net change in net assets	—	8,682,822	48,751	40,976,495	240,684	6,338,736	345,320

Net assets beginning of year	—	591,795	—	94,157,553	10,788	58,328,372	10,044

Net assets end of year	$—	$9,274,617	$48,751	$135,134,048	$251,472	$64,667,108	$355,364

Contract unit transactions
Units outstanding at beginning of year	—	61,901	—	1,963,734	154	2,819,005	334
Units issued	—	952,643	4,555	545,482	3,410	1,344,625	26,419
Units redeemed	—	(144,251)	(49)	(472,601)	(853)	(1,191,397)	(15,653)
Units outstanding at end of year	—	870,293	4,506	2,036,615	2,711	2,972,233	11,100
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$9,786,081	$46,534	$33,024,752	$262,225	$28,666,695	$748,181
Proceeds from sales	$—	$1,514,827	$663	$29,406,798	$64,520	$26,039,206	$426,682

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Operations
Net investment income (loss)	$217,225	$2,496	$(34,135)	$—	$(890)	$852,163	$2,439
Net realized gain (loss) on investments	(113,235)	7,718	129,314	—	803	382,735	—
Net change in unrealized appreciation
(depreciation) on investments	4,859,052	18,544	688,881	—	18,623	3,249,456	(1,270)
Net change in net assets
from operations	4,963,042	28,758	784,060	—	18,536	4,484,354	1,169

Contract transactions
Purchase payments	3,438,665	82,837	646,701	—	87,688	8,252,360	109,500
Surrenders and terminations	(2,758,125)	—	(414,228)	—	(7,783)	(5,163,199)	(228)
Transfers between Investment Divisions	(992,827)	(140,745)	(71,382)	—	34,291	12,776,953	(1)
Contract owner charges	(310,633)	(1,386)	(5,374)	—	(16)	(606,908)	(275)
Net change in net assets
from contract transactions	(622,920)	(59,294)	155,717	—	114,180	15,259,206	108,996

Net change in net assets	4,340,122	(30,536)	939,777	—	132,716	19,743,560	110,165

Net assets beginning of year	30,663,676	170,471	3,737,024	—	32,952	66,793,324	—

Net assets end of year	$35,003,798	$139,935	$4,676,801	$—	$165,668	$86,536,884	$110,165

Contract unit transactions
Units outstanding at beginning of year	2,505,492	11,491	303,547	—	3,743	4,700,285	—
Units issued	794,268	5,311	86,678	—	12,068	2,294,218	5,546
Units redeemed	(831,943)	(8,784)	(74,255)	—	(1,261)	(1,293,236)	(25)
Units outstanding at end of year	2,467,817	8,018	315,970	—	14,550	5,701,267	5,521
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,116,030	$86,887	$1,217,834	$—	$127,993	$36,679,136	$112,166
Proceeds from sales	$11,521,725	$143,685	$1,069,028	$—	$14,703	$20,567,767	$731

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Operations
Net investment income (loss)	$(156,235)	$(1)	$(1,235,335)	$(372)	$(72,185)	$(156)	$(345,472)
Net realized gain (loss) on investments	(28,021)	—	3,126,582	1,400	160,363	1,702	431,309
Net change in unrealized appreciation
(depreciation) on investments	2,513,459	(25)	16,657,233	13,440	979,662	5,369	4,412,906
Net change in net assets
from operations	2,329,203	(26)	18,548,480	14,468	1,067,840	6,915	4,498,743

Contract transactions
Purchase payments	1,299,049	—	5,693,691	60,590	1,320,268	32,600	5,355,836
Surrenders and terminations	(1,473,625)	—	(5,912,592)	—	(282,696)	—	(679,706)
Transfers between Investment Divisions	1,472,424	5,000	714,871	17,944	2,818,783	(17,087)	5,541,191
Contract owner charges	(111,009)	—	(892,922)	(486)	(51,782)	(275)	(240,699)
Net change in net assets
from contract transactions	1,186,839	5,000	(396,952)	78,048	3,804,573	15,238	9,976,622

Net change in net assets	3,516,042	4,974	18,151,528	92,516	4,872,413	22,153	14,475,365

Net assets beginning of year	8,980,343	—	74,258,008	24,627	2,804,267	22,970	16,028,588

Net assets end of year	$12,496,385	$4,974	$92,409,536	$117,143	$7,676,680	$45,123	$30,503,953

Contract unit transactions
Units outstanding at beginning of year	983,963	—	2,613,168	632	295,362	2,382	800,411
Units issued	509,206	314	540,638	2,667	523,906	4,908	730,474
Units redeemed	(406,057)	—	(560,213)	(896)	(167,249)	(2,161)	(291,630)
Units outstanding at end of year	1,087,112	314	2,593,593	2,403	652,019	5,129	1,239,255
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,341,966	$5,000	$17,812,419	$118,963	$5,673,118	$40,214	$16,529,580
Proceeds from sales	$4,311,362	$1	$19,444,706	$41,287	$1,940,730	$25,132	$6,898,430

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Operations
Net investment income (loss)	$(154)	$478,228	$4,462	$(1,301,205)	$(109)	$(231,887)	$(133)
Net realized gain (loss) on investments	26	541,497	(5,090)	(3,868,858)	(1,842)	853,331	(1)
Net change in unrealized appreciation
(depreciation) on investments	6,573	10,577,503	19,136	10,863,483	2,155	3,889,105	6,833
Net change in net assets
from operations	6,445	11,597,228	18,508	5,693,420	204	4,510,549	6,699

Contract transactions
Purchase payments	66,180	5,821,745	211,810	4,337,716	14,940	1,858,603	4,126
Surrenders and terminations	(339)	(3,852,094)	—	(5,947,928)	—	(2,024,256)	—
Transfers between Investment Divisions	—	(7,303,406)	12,107	3,676,540	(7,125)	2,705,640	31,264
Contract owner charges	(86)	(919,927)	(1,676)	(1,040,679)	(228)	(61,935)	—
Net change in net assets
from contract transactions	65,755	(6,253,682)	222,241	1,025,649	7,587	2,478,052	35,390

Net change in net assets	72,200	5,343,546	240,749	6,719,069	7,791	6,988,601	42,089

Net assets beginning of year	—	74,542,102	15,583	81,253,109	7,749	14,742,205	9,838

Net assets end of year	$72,200	$79,885,648	$256,332	$87,972,178	$15,540	$21,730,806	$51,927

Contract unit transactions
Units outstanding at beginning of year	—	7,811,514	1,456	3,168,904	219	792,519	635
Units issued	2,203	1,277,064	33,129	698,957	1,070	538,704	1,975
Units redeemed	(13)	(1,879,571)	(13,884)	(665,727)	(885)	(409,693)	—
Units outstanding at end of year	2,190	7,209,007	20,701	3,202,134	404	921,530	2,610
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$66,180	$14,451,991	$376,774	$19,312,708	$41,606	$11,268,020	$35,390
Proceeds from sales	$579	$20,227,445	$150,071	$19,588,264	$34,128	$9,021,855	$133

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(1,565,917)	$(213)	$(3,777,488)	$(999)	$(1,508,391)	$—	$(47,099)
Net realized gain (loss) on investments	2,813,975	(63)	6,851,266	3,909	4,300,768	—	90,443
Net change in unrealized appreciation
(depreciation) on investments	26,212,661	12,519	44,706,117	41,105	13,352,426	—	679,232
Net change in net assets
from operations	27,460,719	12,243	47,779,895	44,015	16,144,803	—	722,576

Contract transactions
Purchase payments	4,778,424	28,668	17,714,605	186,478	1,736,624	—	475,709
Surrenders and terminations	(7,270,529)	(1,482)	(17,407,232)	(770)	(8,370,731)	—	(97,192)
Transfers between Investment Divisions	(6,613,198)	(3,835)	(4,660,316)	176,712	31,051,108	—	(276,274)
Contract owner charges	(1,200,081)	(598)	(2,861,414)	(1,769)	(1,076,886)	—	(32,137)
Net change in net assets
from contract transactions	(10,305,384)	22,753	(7,214,357)	360,651	23,340,115	—	70,106

Net change in net assets	17,155,335	34,996	40,565,538	404,666	39,484,918	—	792,682

Net assets beginning of year	98,216,708	29,210	247,359,500	33,120	75,264,242	—	2,346,248

Net assets end of year	$115,372,043	$64,206	$287,925,038	$437,786	$114,749,160	$—	$3,138,930

Contract unit transactions
Units outstanding at beginning of year	6,873,149	1,486	7,749,524	756	5,192,217	—	261,528
Units issued	1,150,372	1,662	1,306,025	11,351	2,821,537	—	242,946
Units redeemed	(1,765,039)	(602)	(1,535,718)	(3,506)	(1,390,081)	—	(231,442)
Units outstanding at end of year	6,258,482	2,546	7,519,831	8,601	6,623,673	—	273,032
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$18,890,901	$36,526	$44,984,411	$521,384	$45,884,009	$—	$2,529,037
Proceeds from sales	$30,762,202	$13,986	$55,976,256	$161,732	$24,052,285	$—	$2,506,030

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(139)	$(3,783,087)	$(1,101)	$1,292,987	$8,975	$(24,515)	$(5)
Net realized gain (loss) on investments	322	19,763,553	15,070	1,485,253	8,767	4,918	1
Net change in unrealized appreciation
(depreciation) on investments	4,845	77,022,477	51,466	15,276,526	42,908	316,645	191
Net change in net assets
from operations	5,028	93,002,943	65,435	18,054,766	60,650	297,048	187

Contract transactions
Purchase payments	1,140	21,721,396	171,800	5,317,929	150,808	558,641	—
Surrenders and terminations	—	(14,741,798)	(9,039)	(6,750,200)	—	(45,624)	—
Transfers between Investment Divisions	29,163	(2,523,534)	94,138	(1,588,619)	4,071	345,275	7,418
Contract owner charges	(279)	(2,791,638)	(1,886)	(1,115,679)	(4,540)	(19,157)	—
Net change in net assets
from contract transactions	30,024	1,664,426	255,013	(4,136,569)	150,339	839,135	7,418

Net change in net assets	35,052	94,667,369	320,448	13,918,197	210,989	1,136,183	7,605

Net assets beginning of year	8,243	202,283,612	33,715	94,116,785	179,164	1,073,003	—

Net assets end of year	$43,295	$296,950,981	$354,163	$108,034,982	$390,153	$2,209,186	$7,605

Contract unit transactions
Units outstanding at beginning of year	904	12,137,567	1,458	5,408,184	7,818	125,823	—
Units issued	3,198	3,338,825	15,305	718,691	16,217	125,222	715
Units redeemed	(445)	(3,299,697)	(6,165)	(940,301)	(9,383)	(37,449)	—
Units outstanding at end of year	3,657	12,176,695	10,598	5,186,574	14,652	213,596	715
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$35,198	$69,306,310	$446,127	$19,052,001	$416,466	$1,205,256	$7,418
Proceeds from sales	$5,313	$71,424,971	$192,215	$19,718,641	$249,796	$390,636	$5

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(51,881)	$(61)	$51,068	$—	$(2,397,701)	$(1,095)	$(90,088)
Net realized gain (loss) on investments	26,100	(422)	8,577	—	7,785,700	32	163,004
Net change in unrealized appreciation
(depreciation) on investments	869,362	4,260	1,293,315	—	46,428,193	74,173	928,321
Net change in net assets
from operations	843,581	3,777	1,352,960	—	51,816,192	73,110	1,001,237

Contract transactions
Purchase payments	1,014,517	37,500	1,803,392	—	20,552,908	182,066	2,323,625
Surrenders and terminations	(40,391)	—	(255,849)	—	(8,794,582)	(100)	(421,961)
Transfers between Investment Divisions	3,399,499	433	1,570,873	—	5,251,191	(8,768)	6,975,994
Contract owner charges	(43,384)	(124)	(58,729)	—	(1,815,556)	(2,640)	(61,587)
Net change in net assets
from contract transactions	4,330,241	37,809	3,059,687	—	15,193,961	170,558	8,816,071

Net change in net assets	5,173,822	41,586	4,412,647	—	67,010,153	243,668	9,817,308

Net assets beginning of year	1,118,492	—	3,811,021	—	139,168,639	112,557	2,054,228

Net assets end of year	$6,292,314	$41,586	$8,223,668	$—	$206,178,792	$356,225	$11,871,536

Contract unit transactions
Units outstanding at beginning of year	105,955	—	189,531	—	4,704,516	3,899	215,732
Units issued	378,296	5,985	187,965	—	1,770,410	5,538	948,250
Units redeemed	(22,324)	(3,030)	(54,249)	—	(1,384,084)	(724)	(175,306)
Units outstanding at end of year	461,927	2,955	323,247	—	5,090,842	8,713	988,676
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,613,062	$75,969	$4,478,638	$—	$63,356,639	$194,286	$10,809,050
Proceeds from sales	$334,702	$38,221	$1,323,896	$—	$50,560,379	$24,823	$2,083,067

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Operations
Net investment income (loss)	$(406)	$(97,345)	$(57)	$(47,386)	$(677)	$(2,926,062)	$(2,021)
Net realized gain (loss) on investments	3,807	50,383	76	18,317	8,931	2,205,186	16,142
Net change in unrealized appreciation
(depreciation) on investments	16,205	1,616,122	3,313	861,804	31,615	42,764,962	67,928
Net change in net assets
from operations	19,606	1,569,160	3,332	832,735	39,869	42,044,086	82,049

Contract transactions
Purchase payments	9,750	2,644,263	7,501	2,786,714	7,501	14,423,840	388,631
Surrenders and terminations	—	(254,816)	—	(48,389)	—	(13,578,892)	—
Transfers between Investment Divisions	(5,390)	316,071	(509)	1,284,521	(132)	882,383	(2,725)
Contract owner charges	(1,109)	(81,897)	(161)	(33,730)	(2,106)	(2,085,848)	(5,207)
Net change in net assets
from contract transactions	3,251	2,623,621	6,831	3,989,116	5,263	(358,517)	380,699

Net change in net assets	22,857	4,192,781	10,163	4,821,851	45,132	41,685,569	462,748

Net assets beginning of year	66,951	5,160,591	10,077	1,516,972	130,571	176,643,893	126,992

Net assets end of year	$89,808	$9,353,372	$20,240	$6,338,823	$175,703	$218,329,462	$589,740

Contract unit transactions
Units outstanding at beginning of year	6,949	495,742	953	160,246	13,608	5,907,284	3,234
Units issued	3,585	402,250	579	390,374	13,075	934,654	18,838
Units redeemed	(2,542)	(190,450)	(57)	(29,668)	(12,654)	(953,763)	(9,083)
Units outstanding at end of year	7,992	707,542	1,475	520,952	14,029	5,888,175	12,989
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,866	$4,854,799	$7,529	$4,316,307	$158,695	$32,141,455	$807,742
Proceeds from sales	$31,021	$2,328,523	$755	$374,577	$154,109	$35,426,034	$429,064

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$348,415	$(2,309,985)	$(2,435)	$(77,207)	$377	$(1,473,426)	$(253)
Net realized gain (loss) on investments	47,615,826	792,068	(3,059)	1,227,867	1,239	538,810	20
Net change in unrealized appreciation
(depreciation) on investments	115,514,044	30,790,926	89,002	1,581,716	6,586	25,467,099	12,708
Net change in net assets
from operations	163,478,285	29,273,009	83,508	2,732,376	8,202	24,532,483	12,475

Contract transactions
Purchase payments	75,317,176	11,461,461	265,695	2,812,787	84,945	2,833,604	59,671
Surrenders and terminations	(43,753,466)	(9,982,923)	—	(1,160,596)	—	(7,593,089)	—
Transfers between Investment Divisions	(5,610,957)	2,818,005	(34,837)	3,858,960	(25,298)	(5,099,482)	(57)
Contract owner charges	(6,877,865)	(1,663,973)	(4,938)	(114,454)	(48)	(1,168,811)	(534)
Net change in net assets
from contract transactions	19,074,888	2,632,570	225,920	5,396,697	59,599	(11,027,778)	59,080

Net change in net assets	182,553,173	31,905,579	309,428	8,129,073	67,801	13,504,705	71,555

Net assets beginning of year	555,333,949	141,487,158	283,691	9,572,727	22,486	89,189,055	20,295

Net assets end of year	$737,887,122	$173,392,737	$593,119	$17,701,800	$90,287	$102,693,760	$91,850

Contract unit transactions
Units outstanding at beginning of year	25,358,043	5,282,399	8,586	663,335	1,647	4,490,868	819
Units issued	5,533,946	1,123,281	12,237	993,799	5,571	395,982	2,099
Units redeemed	(4,816,338)	(1,042,011)	(6,329)	(652,002)	(1,892)	(875,971)	(27)
Units outstanding at end of year	26,075,651	5,363,669	14,494	1,005,132	5,326	4,010,879	2,891
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$176,453,690	$31,962,128	$471,211	$16,263,063	$89,757	$9,210,257	$59,867
Proceeds from sales	$130,997,393	$31,639,543	$247,726	$10,706,001	$28,662	$21,711,461	$1,040

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(23,995)	$32	$8,741	$(17,314)	$—	$549,223	$3,107
Net realized gain (loss) on investments	(2,583)	8	(22,632)	161	—	172,096	59
Net change in unrealized appreciation
(depreciation) on investments	945,345	3,523	99,641	(1,419)	—	2,535,950	4,314
Net change in net assets
from operations	918,767	3,563	85,750	(18,572)	—	3,257,269	7,480

Contract transactions
Purchase payments	1,992,588	—	147,249	149,191	—	3,474,480	116,538
Surrenders and terminations	(65,684)	—	(56,510)	(178,745)	—	(3,243,385)	(49)
Transfers between Investment Divisions	908,543	—	89,235	221,435	—	2,265,093	461
Contract owner charges	(34,836)	—	(1,033)	(10,565)	—	(473,810)	(963)
Net change in net assets
from contract transactions	2,800,611	—	178,941	181,316	—	2,022,378	115,987

Net change in net assets	3,719,378	3,563	264,691	162,744	—	5,279,647	123,467

Net assets beginning of year	2,762,476	10,343	665,717	922,885	—	40,557,176	4,990

Net assets end of year	$6,481,854	$13,906	$930,408	$1,085,629	$—	$45,836,823	$128,457

Contract unit transactions
Units outstanding at beginning of year	299,286	1,115	113,023	91,759	—	3,714,989	411
Units issued	414,630	22	71,313	126,803	—	887,171	9,494
Units redeemed	(185,433)	(22)	(42,036)	(109,493)	—	(723,637)	(85)
Units outstanding at end of year	528,483	1,115	142,300	109,069	—	3,878,523	9,820
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,643,316	$319	$461,998	$1,256,805	$—	$11,336,092	$120,716
Proceeds from sales	$1,866,700	$287	$274,316	$1,092,803	$—	$8,764,491	$1,622

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Operations
Net investment income (loss)	$(70,295)	$—	$(29,768)	$(1,211,742)	$1,188	$548,501	$6,449
Net realized gain (loss) on investments	22,069	—	(8,629)	15,054,929	16,179	296,913	49
Net change in unrealized appreciation
(depreciation) on investments	570,604	—	634,260	21,302,409	10,018	794,837	2,863
Net change in net assets
from operations	522,378	—	595,863	35,145,596	27,385	1,640,251	9,361

Contract transactions
Purchase payments	524,690	—	302,533	4,795,782	198,674	7,557,335	180,889
Surrenders and terminations	(704,734)	—	(237,889)	(9,718,542)	—	(2,467,800)	—
Transfers between Investment Divisions	136,321	—	(98,390)	(2,069,859)	(143)	6,841,905	14,166
Contract owner charges	(6,404)	—	(3,020)	(1,675,695)	(1,164)	(258,895)	(1,332)
Net change in net assets
from contract transactions	(50,127)	—	(36,766)	(8,668,314)	197,367	11,672,545	193,723

Net change in net assets	472,251	—	559,097	26,477,282	224,752	13,312,796	203,084

Net assets beginning of year	6,274,078	—	2,644,864	122,287,349	—	22,186,364	65,055

Net assets end of year	$6,746,329	$—	$3,203,961	$148,764,631	$224,752	$35,499,160	$268,139

Contract unit transactions
Units outstanding at beginning of year	607,225	—	296,606	5,671,898	—	2,245,310	6,493
Units issued	135,356	—	119,889	677,574	7,263	2,058,877	18,495
Units redeemed	(137,549)	—	(124,308)	(1,021,480)	(899)	(926,055)	(125)
Units outstanding at end of year	605,032	—	292,187	5,327,992	6,364	3,378,132	24,863
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,438,604	$—	$1,279,624	$28,801,757	$245,460	$22,159,883	$202,438
Proceeds from sales	$1,559,026	$—	$1,293,469	$27,686,057	$30,831	$9,938,837	$2,266

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$410,742	$2,269	$(1,064,671)	$(120)	$(1,362,077)	$(551)	$(1,562,961)
Net realized gain (loss) on investments	535,474	2	(1,007,512)	8	(86,333)	847	(487,206)
Net change in unrealized appreciation
(depreciation) on investments	1,925,383	212	7,011,853	1,231	7,887,197	6,414	15,263,582
Net change in net assets
from operations	2,871,599	2,483	4,939,670	1,119	6,438,787	6,710	13,213,415

Contract transactions
Purchase payments	4,171,410	98,408	4,048,603	29,496	7,291,054	72,607	6,677,409
Surrenders and terminations	(2,784,575)	—	(7,954,841)	—	(9,831,883)	(1,112)	(9,987,970)
Transfers between Investment Divisions	12,883,437	—	(1,555,458)	(22)	(9,287,522)	5,652	3,379,789
Contract owner charges	(203,787)	(260)	(810,535)	(265)	(887,831)	(931)	(1,038,829)
Net change in net assets
from contract transactions	14,066,485	98,148	(6,272,231)	29,209	(12,716,182)	76,216	(969,601)

Net change in net assets	16,938,084	100,631	(1,332,561)	30,328	(6,277,395)	82,926	12,243,814

Net assets beginning of year	18,889,062	—	74,157,786	6,316	99,823,750	56,855	101,945,731

Net assets end of year	$35,827,146	$100,631	$72,825,225	$36,644	$93,546,355	$139,781	$114,189,545

Contract unit transactions
Units outstanding at beginning of year	1,678,033	—	5,601,164	393	8,937,754	5,465	4,977,852
Units issued	2,182,480	7,456	861,482	1,830	1,619,337	13,644	1,002,587
Units redeemed	(1,051,301)	(19)	(1,334,322)	(16)	(2,721,679)	(6,481)	(1,056,289)
Units outstanding at end of year	2,809,212	7,437	5,128,324	2,207	7,835,412	12,628	4,924,150
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$27,746,297	$100,937	$12,075,680	$29,474	$18,906,017	$146,666	$22,384,748
Proceeds from sales	$13,269,070	$520	$19,412,582	$385	$32,984,276	$71,001	$24,917,310

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(453)	$(519,692)	$(206)	$(618,262)	$(93)	$(467,287)	$(221)
Net realized gain (loss) on investments	48	(1,192,776)	(28)	(682,654)	(99)	331,387	416
Net change in unrealized appreciation
(depreciation) on investments	9,895	7,533,610	6,350	8,869,422	4,114	2,850,589	3,313
Net change in net assets
from operations	9,490	5,821,142	6,116	7,568,506	3,922	2,714,689	3,508

Contract transactions
Purchase payments	149,302	2,249,298	30,000	27	—	5,270,359	59,501
Surrenders and terminations	—	(2,368,098)	—	(1,864,272)	—	(1,977,529)	—
Transfers between Investment Divisions	—	920,162	2,004	(2,987,784)	2,066	3,093,291	(3,721)
Contract owner charges	(785)	(379,072)	(601)	(530,211)	(296)	(283,723)	(264)
Net change in net assets
from contract transactions	148,517	422,290	31,403	(5,382,240)	1,770	6,102,398	55,516

Net change in net assets	158,007	6,243,432	37,519	2,186,266	5,692	8,817,087	59,024

Net assets beginning of year	—	32,431,360	12,758	38,538,214	17,371	28,494,185	17,523

Net assets end of year	$158,007	$38,674,792	$50,277	$40,724,480	$23,063	$37,311,272	$76,547

Contract unit transactions
Units outstanding at beginning of year	—	1,960,534	652	2,223,728	823	1,745,857	1,488
Units issued	5,018	611,513	1,534	160,469	85	795,000	5,370
Units redeemed	(25)	(579,721)	(28)	(428,657)	(12)	(444,428)	(941)
Units outstanding at end of year	4,993	1,992,326	2,158	1,955,540	896	2,096,429	5,917
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$149,302	$11,143,077	$32,004	$3,018,494	$2,066	$13,705,369	$67,299
Proceeds from sales	$1,238	$11,240,479	$807	$9,018,996	$389	$8,070,258	$12,004

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)
Operations
Net investment income (loss)	$(221,611)	$(38)	$539,261	$1,119	$1,147,349	$1,338	$33,596
Net realized gain (loss) on investments	352,036	14	2,685,616	3,854	(541,700)	(1)	(7,959,295)
Net change in unrealized appreciation
(depreciation) on investments	2,432,265	1,767	(644,415)	(2,440)	3,050,901	379	11,080,475
Net change in net assets
from operations	2,562,690	1,743	2,580,462	2,533	3,656,550	1,716	3,154,776

Contract transactions
Purchase payments	743,305	5,000	625,533	25,000	446,289	23,750	1,186,798
Surrenders and terminations	(1,046,138)	—	(1,767,605)	—	(1,993,173)	—	(2,464,244)
Transfers between Investment Divisions	390,049	501	1,759,297	19	(2,102,597)	—	(11,803,914)
Contract owner charges	(176,219)	(106)	(212,913)	(85)	(358,801)	—	(370,529)
Net change in net assets
from contract transactions	(89,003)	5,395	404,312	24,934	(4,008,282)	23,750	(13,451,889)

Net change in net assets	2,473,687	7,138	2,984,774	27,467	(351,732)	25,466	(10,297,113)

Net assets beginning of year	12,766,645	6,376	17,736,122	—	30,089,973	—	34,637,367

Net assets end of year	$15,240,332	$13,514	$20,720,896	$27,467	$29,738,241	$25,466	$24,340,254

Contract unit transactions
Units outstanding at beginning of year	449,335	142	971,596	—	2,176,289	—	2,347,582
Units issued	89,040	109	288,201	2,364	212,392	1,427	465,205
Units redeemed	(92,040)	(4)	(263,140)	(1,206)	(481,536)	—	(1,336,330)
Units outstanding at end of year	446,335	247	996,657	1,158	1,907,145	1,427	1,476.457
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,804,819	$5,607	$9,343,604	$55,684	$4,533,636	$25,149	$8,531,544
Proceeds from sales	$3,115,433	$250	$5,490,064	$25,753	$7,394,569	$61	$21,357,065

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon

Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes,

and as a result, the Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$392	$2,140,001	$(133)	$(6,776,314)	$(2,000)	$(74,902)	$544
Net realized gain (loss) on investments	996	27,048,223	80	16,168,197	188	6,803,609	4,715
Net change in unrealized appreciation
(depreciation) on investments	2,178	4,668,029	6,143	88,655,048	72,701	6,718,944	(94)
Net change in net assets
from operations	3,566	33,856,253	6,090	98,046,931	70,889	13,447,651	5,165

Contract transactions
Purchase payments	56,030	2,218,070	66,524	18,623,356	812,028	2,222,876	11,851
Surrenders and terminations	—	(19,035,973)	—	(28,674,479)	—	(3,297,526)	—
Transfers between Investment Divisions	(1,858)	(8,637,419)	313	(14,965,757)	380	(4,367,841)	34,271
Contract owner charges	(469)	(1,818,602)	(82)	(5,069,141)	(5,999)	(587,434)	(501)
Net change in net assets
from contract transactions	53,703	(27,273,924)	66,755	(30,086,021)	806,409	(6,029,925)	45,621

Net change in net assets	57,269	6,582,329	72,845	67,960,910	877,298	7,417,726	50,786

Net assets beginning of year	4,990	200,683,143	—	430,429,668	21,591	51,736,968	—

Net assets end of year	$62,259	$207,265,472	$72,845	$498,390,578	$898,889	$59,154,694	$50,786

Contract unit transactions
Units outstanding at beginning of year	282	10,555,702	—	20,089,347	1,131	2,101,659	—
Units issued	3,739	521,169	3,471	1,893,400	36,911	280,372	2,666
Units redeemed	(923)	(1,820,572)	(957)	(3,134,522)	(330)	(492,905)	(1,294)
Units outstanding at end of year	3.098	9,256,299	2,514	18,848,225	37,712	1,889,126	1,372
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$73,175	$38,187,609	$92,171	$45,552,731	$813,822	$14,225,057	$93,134
Proceeds from sales	$18,477	$41,450,362	$25,549	$82,415,066	$9,413	$14,732,794	$42,917

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon

Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes,

and as a result, the Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5

Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the

Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$5,857,683	$18,322	$76,078	$256	$501,681	$567	$(2,387,786)
Net realized gain (loss) on investments	22,642,208	40,949	(51,914)	—	5,485,859	2,417	7,540,994
Net change in unrealized appreciation
(depreciation) on investments	34,560,090	20,035	575,519	560	3,778,259	(10)	28,943,298
Net change in net assets
from operations	63,059,981	79,306	599,683	816	9,765,799	2,974	34,096,506

Contract transactions
Purchase payments	9,275,517	343,255	341,410	9,000	1,834,177	11,851	9,721,085
Surrenders and terminations	(22,153,465)	(362)	(88,182)	—	(3,626,406)	—	(8,749,346)
Transfers between Investment Divisions	6,851,945	134,620	383,286	—	(1,469,717)	2,650	(5,145,915)
Contract owner charges	(3,220,533)	(3,524)	(7,830)	(72)	(602,549)	(150)	(1,802,482)
Net change in net assets
from contract transactions	(9,246,536)	473,989	628,684	8,928	(3,864,495)	14,351	(5,976,658)

Net change in net assets	53,813,445	553,295	1,228,367	9,744	5,901,304	17,325	28,119,848

Net assets beginning of year	248,011,658	48,518	3,392,352	—	51,311,767	8,593	138,445,520

Net assets end of year	$301,825,103	$601,813	$4,620,719	$9,744	$57,213,071	$25,918	$166,565,368

Contract unit transactions
Units outstanding at beginning of year	11,631,442	1,900	314,246	—	2,413,786	336	5,951,083
Units issued	2,111,126	20,651	141,863	858	430,541	537	784,764
Units redeemed	(2,510,377)	(3,621)	(89,213)	(7)	(595,934)	(5)	(1,019,375)
Units outstanding at end of year	11,232,191	18,930	366,896	851	2,248,393	868	5,716,472
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$82,978,833	$633,222	$1,757,423	$9,279	$17,022,185	$17,534	$21,231,770
Proceeds from sales	$65,055,293	$100,838	$1,052,661	$95	$14,784,945	$216	$29,596,214

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(3,893)	$(1,609,421)	$—	$(5,837,287)	$—	$(3,892,489)	$—
Net realized gain (loss) on investments	338	3,566,724	—	19,507,973	—	10,021,343	—
Net change in unrealized appreciation
(depreciation) on investments	143,825	7,527,921	—	63,702,390	—	26,012,817	—
Net change in net assets
from operations	140,270	9,485,224	—	77,373,076	—	32,141,671	—

Contract transactions
Purchase payments	98,199	1,633,066	—	11,182,267	—	5,095,859	—
Surrenders and terminations	—	(14,669,848)	—	(29,632,607)	—	(25,898,323)	—
Transfers between Investment Divisions	(235)	1,196,455	—	(12,424,745)	—	(3,016,447)	—
Contract owner charges	(8,530)	(1,310,324)	—	(4,711,295)	—	(3,194,358)	—
Net change in net assets
from contract transactions	89,434	(13,150,651)	—	(35,586,380)	—	(27,013,269)	—

Net change in net assets	229,704	(3,665,427)	—	41,786,696	—	5,128,402	—

Net assets beginning of year	500,639	105,693,595	—	355,205,056	—	253,895,299	—

Net assets end of year	$730,343	$102,028,168	$—	$396,991,752	$—	$259,023,701	$—

Contract unit transactions
Units outstanding at beginning of year	17,818	7,698,548	—	15,385,715	—	15,977,911	—
Units issued	4,107	737,975	—	885,920	—	1,003,488	—
Units redeemed	(287)	(1,652,110)	—	(2,254,948)	—	(2,609,655)	—
Units outstanding at end of year	21,638	6,784,413	—	14,016,687	—	14,371,744	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$98,431	$10,623,543	$—	$22,459,463	$—	$17,445,315	$—
Proceeds from sales	$12,890	$25,383,615	$—	$63,883,130	$—	$48,351,073	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Operations
Net investment income (loss)	$(6,286,320)	$(147)	$67,602	$—	$207,348	$82	$(40,945)
Net realized gain (loss) on investments	19,751,814	—	1,254,183	—	1,221,115	210	19,994
Net change in unrealized appreciation
(depreciation) on investments	53,320,242	2,104	2,067,028	—	4,595,316	401	204,902
Net change in net assets
from operations	66,785,736	1,957	3,388,813	—	6,023,779	693	183,951

Contract transactions
Purchase payments	7,655,926	52,251	1,377,958	—	1,303,560	—	202,677
Surrenders and terminations	(35,930,519)	—	(713,235)	—	(2,668,978)	—	(436,162)
Transfers between Investment Divisions	(13,442,911)	(244)	(500,819)	—	(2,350,411)	805	(38,567)
Contract owner charges	(5,108,993)	—	(209,032)	—	(389,191)	(49)	(904)
Net change in net assets
from contract transactions	(46,826,497)	52,007	(45,128)	—	(4,105,020)	756	(272,956)

Net change in net assets	19,959,239	53,964	3,343,685	—	1,918,759	1,449	(89,005)

Net assets beginning of year	400,494,684	—	17,778,617	—	31,286,196	2,875	4,022,984

Net assets end of year	$420,453,923	$53,964	$21,122,302	$—	$33,204,955	$4,324	$3,933,979

Contract unit transactions
Units outstanding at beginning of year	19,126,332	—	1,660,803	—	1,734,214	134	415,365
Units issued	1,090,425	1,764	293,725	—	196,263	33	40,047
Units redeemed	(3,143,930)	—	(294,349)	—	(402,273)	(2)	(67,138)
Units outstanding at end of year	17,072,827	1,764	1,660,179	—	1,528,204	165	388,274
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,728,459	$52,007	$4,942,025	$—	$6,292,690	$1,106	$393,703
Proceeds from sales	$77,841,276	$147	$3,810,609	$—	$8,537,846	$66	$707,604

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(3,145,802)	$(4,571)	$(7,801,808)	$(4,185)	$(264,494)	$(5,484,932)	$(3,294)
Net realized gain (loss) on investments	4,335,570	6,107	17,495,890	(1,269)	420,532	11,399,212	4,539
Net change in unrealized appreciation
(depreciation) on investments	44,738,089	163,327	124,949,058	217,072	4,811,602	84,241,315	140,286
Net change in net assets
from operations	45,927,857	164,863	134,643,140	211,618	4,967,640	90,155,595	141,531

Contract transactions
Purchase payments	68,292,346	607,823	48,383,105	360,751	475,176	31,200,559	456,045
Surrenders and terminations	(14,334,413)	(33,286)	(31,807,744)	(265)	(3,882,174)	(23,625,647)	(164)
Transfers between Investment Divisions	66,517,537	569,320	(13,012,980)	84,731	1,009,756	7,189,312	41,578
Contract owner charges	(1,823,460)	(5,076)	(5,809,702)	(10,861)	(7,097)	(4,421,924)	(6,808)
Net change in net assets
from contract transactions	118,652,010	1,138,781	(2,247,321)	434,356	(2,404,339)	10,342,300	490,651

Net change in net assets	164,579,867	1,303,644	132,395,819	645,974	2,563,301	100,497,895	632,182

Net assets beginning of year	163,494,244	299,017	460,807,581	465,199	23,667,855	301,096,159	220,749

Net assets end of year	$328,074,111	$1,602,661	$593,203,400	$1,111,173	$26,231,156	$401,594,054	$852,931

Contract unit transactions
Units outstanding at beginning of year	11,418,125	20,860	6,664,060	4,621	2,247,619	2,996,023	1,523
Units issued	9,794,271	87,758	1,398,425	6,676	367,842	573,072	4,385
Units redeemed	(2,473,856)	(19,500)	(1,450,052)	(2,381)	(572,285)	(492,846)	(1,307)
Units outstanding at end of year	18,738,540	89,118	6,612,433	8,916	2,043,176	3,076,249	4,601
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$158,811,842	$1,447,530	$116,568,536	$716,132	$4,325,696	$69,169,425	$714,638
Proceeds from sales	$43,305,634	$313,320	$126,617,665	$285,961	$6,994,529	$64,312,057	$227,281

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$(1,029,452)	$(726)	$(2,524,928)	$(1,778)	$14,068	$589	$(44,709)
Net realized gain (loss) on investments	398,890	(27)	770,463	(82)	484,089	7,466	(43,984)
Net change in unrealized appreciation
(depreciation) on investments	2,657,451	6,050	36,904,522	74,326	(28,875)	(3,837)	1,373,042
Net change in net assets
from operations	2,026,889	5,297	35,150,057	72,466	469,282	4,218	1,284,349

Contract transactions
Purchase payments	5,564,125	892,092	11,382,866	119,999	230,911	39,454	581,392
Surrenders and terminations	(8,138,237)	—	(10,850,703)	—	(110,962)	(108)	(361,119)
Transfers between Investment Divisions	(10,249,098)	(12,111)	6,920,806	62,815	402,726	—	725,764
Contract owner charges	(709,870)	(993)	(1,677,982)	(3,548)	(5,941)	(136)	(3,259)
Net change in net assets
from contract transactions	(13,533,080)	878,988	5,774,987	179,266	516,734	39,210	942,778

Net change in net assets	(11,506,191)	884,285	40,925,044	251,732	986,016	43,428	2,227,127

Net assets beginning of year	82,471,257	61,639	143,682,351	181,292	1,638,268	—	3,574,611

Net assets end of year	$70,965,066	$945,924	$184,607,395	$433,024	$2,624,284	$43,428	$5,801,738

Contract unit transactions
Units outstanding at beginning of year	8,063,715	4,929	5,263,311	5,008	123,171	—	801,991
Units issued	2,365,139	69,137	1,082,442	4,470	71,549	2,549	395,181
Units redeemed	(3,709,122)	(1,128)	(918,795)	(138)	(33,476)	(15)	(242,190)
Units outstanding at end of year	6,719,732	72,938	5,426,958	9,340	161,244	2,534	954,982
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,478,074	$893,136	$34,572,189	$185,337	$1,546,330	$47,633	$2,179,769
Proceeds from sales	$40,040,606	$14,874	$31,322,130	$7,849	$533,483	$348	$1,281,700

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(451,932)	$(577)	$(336,862)	$(3,918)	$(111,990)	$(297)	$(216,119)
Net realized gain (loss) on investments	577,498	46	324,192	1,285	215,370	5,131	54,715
Net change in unrealized appreciation
(depreciation) on investments	6,830,108	21,595	4,669,136	113,704	350,543	(558)	2,994,276
Net change in net assets
from operations	6,955,674	21,064	4,656,466	111,071	453,923	4,276	2,832,872

Contract transactions
Purchase payments	6,643,054	96,210	5,955,243	182,356	1,959,788	23,750	7,531,659
Surrenders and terminations	(1,524,672)	—	(966,395)	(471)	(517,031)	(86,661)	(340,577)
Transfers between Investment Divisions	(3,282,777)	(33)	5,738,662	94,757	702,569	—	2,881,604
Contract owner charges	(323,100)	—	(247,481)	(2,014)	(69,329)	—	(170,567)
Net change in net assets
from contract transactions	1,512,505	96,177	10,480,029	274,628	2,075,997	(62,911)	9,902,119

Net change in net assets	8,468,179	117,241	15,136,495	385,699	2,529,920	(58,635)	12,734,991

Net assets beginning of year	27,874,305	24,385	16,564,267	339,585	6,881,795	82,989	10,092,699

Net assets end of year	$36,342,484	$141,626	$31,700,762	$725,284	$9,411,715	$24,354	$22,827,690

Contract unit transactions
Units outstanding at beginning of year	2,661,210	2,295	1,691,329	34,233	692,364	8,236	1,062,244
Units issued	1,052,349	8,346	1,419,109	26,153	534,350	2,237	1,065,474
Units redeemed	(908,431)	(3)	(454,787)	(1,148)	(335,105)	(8,236)	(151,807)
Units outstanding at end of year	2,805,128	10,638	2,655,651	59,238	891,609	2,237	1,975,911
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,215,916	$96,210	$15,504,808	$287,644	$5,580,469	$23,750	$11,448,245
Proceeds from sales	$11,155,343	$610	$5,361,641	$16,934	$3,616,462	$86,958	$1,762,245

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(3,788)	$(562,543)	$(896)	$(337,888)	$(1,275)	$(232,290)	$(2,025)
Net realized gain (loss) on investments	2,058	(209,753)	3,362	71,991	3,009	145,159	2,149
Net change in unrealized appreciation
(depreciation) on investments	137,748	10,728,554	29,509	4,230,835	45,089	2,234,240	55,511
Net change in net assets
from operations	136,018	9,956,258	31,975	3,964,938	46,823	2,147,109	55,635

Contract transactions
Purchase payments	500,000	7,742,740	106,358	5,890,823	137,241	8,238,122	1,039,217
Surrenders and terminations	(29,240)	(1,471,080)	(304)	(862,604)	—	(920,037)	(10,482)
Transfers between Investment Divisions	19,863	2,379,621	(110,305)	1,361,036	3,699	1,299,033	897
Contract owner charges	(15,826)	(401,167)	(893)	(241,706)	(3,985)	(152,828)	(1,292)
Net change in net assets
from contract transactions	474,797	8,250,114	(5,144)	6,147,549	136,955	8,464,290	1,028,340

Net change in net assets	610,815	18,206,372	26,831	10,112,487	183,778	10,611,399	1,083,975

Net assets beginning of year	311,855	31,841,645	134,235	17,529,963	176,348	12,224,239	—

Net assets end of year	$922,670	$50,048,017	$161,066	$27,642,450	$360,126	$22,835,638	$1,083,975

Contract unit transactions
Units outstanding at beginning of year	32,290	3,559,298	14,871	1,993,765	19,903	1,274,570	—
Units issued	49,620	1,698,123	12,449	1,179,188	23,785	1,105,765	114,455
Units redeemed	(4,127)	(905,672)	(13,592)	(536,495)	(10,088)	(295,196)	(18,479)
Units outstanding at end of year	77,783	4,351,749	13,728	2,636,458	33,600	2,085,139	95,976
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$520,000	$17,444,800	$127,321	$11,403,026	$237,361	$11,552,115	$1,224,774
Proceeds from sales	$48,991	$9,757,229	$133,361	$5,593,365	$101,681	$3,320,115	$198,459

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(304,978)	$(553)	$(296,621)	$(1,168)	$(603,326)	$(1,182)	$(57,857)
Net realized gain (loss) on investments	261,314	67	(65,285)	866	622,370	13,522	892,901
Net change in unrealized appreciation
(depreciation) on investments	3,530,658	21,459	4,728,574	45,558	9,772,713	37,308	1,952,181
Net change in net assets
from operations	3,486,994	20,973	4,366,668	45,256	9,791,757	49,648	2,787,225

Contract transactions
Purchase payments	7,575,268	389,324	3,110,721	73,466	11,716,686	75,175	2,448,250
Surrenders and terminations	(1,368,706)	—	(834,734)	—	(1,914,300)	(339,976)	(419,712)
Transfers between Investment Divisions	2,135,966	—	(1,493,903)	109,294	5,714,968	—	7,568,585
Contract owner charges	(192,608)	(1,278)	(227,714)	(3,354)	(432,469)	(302)	(71,628)
Net change in net assets
from contract transactions	8,149,920	388,046	554,370	179,406	15,084,885	(265,103)	9,525,495

Net change in net assets	11,636,914	409,019	4,921,038	224,662	24,876,642	(215,455)	12,312,720

Net assets beginning of year	16,357,573	—	17,663,918	117,517	28,918,919	303,766	4,899,932

Net assets end of year	$27,994,487	$409,019	$22,584,956	$342,179	$53,795,561	$88,311	$17,212,652

Contract unit transactions
Units outstanding at beginning of year	1,715,682	—	1,810,015	11,890	2,914,175	30,144	387,809
Units issued	1,197,536	35,460	636,111	24,235	2,045,307	6,306	886,779
Units redeemed	(419,638)	(114)	(600,164)	(8,915)	(735,830)	(29,701)	(243,875)
Units outstanding at end of year	2,493,580	35,346	1,845,962	27,210	4,223,652	6,749	1,030,713
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,652,653	$389,324	$7,214,489	$284,274	$23,601,525	$75,175	$13,831,936
Proceeds from sales	$4,807,711	$1,831	$6,956,740	$106,036	$9,119,966	$341,460	$3,821,248

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Operations
Net investment income (loss)	$297	$(35,578)	$(12)	$(6,393,807)	$(3,446)	$126,528	$3,144
Net realized gain (loss) on investments	3,226	64,805	(106)	7,120,443	6,219	—	1
Net change in unrealized appreciation
(depreciation) on investments	5,120	248,483	(11)	80,903,717	136,767	—	—
Net change in net assets
from operations	8,643	277,710	(129)	81,630,353	139,540	126,528	3,145

Contract transactions
Purchase payments	65,386	755,552	16,714	45,971,603	113,671	36,103,180	512,073
Surrenders and terminations	—	(171,706)	—	(27,332,175)	(54,560)	(24,422,586)	—
Transfers between Investment Divisions	18,231	422,102	(17,549)	(613,325)	28,813	(10,778,333)	(30,597)
Contract owner charges	(259)	(32,713)	(31)	(4,545,621)	(10,593)	(739,111)	(3,702)
Net change in net assets
from contract transactions	83,358	973,235	(866)	13,480,482	77,331	163,150	477,774

Net change in net assets	92,001	1,250,945	(995)	95,110,835	216,871	289,678	480,919

Net assets beginning of year	—	1,833,711	995	406,144,265	633,704	69,399,260	21,149

Net assets end of year	$92,001	$3,084,656	$—	$501,255,100	$850,575	$69,688,938	$502,068

Contract unit transactions
Units outstanding at beginning of year	—	177,569	95	8,937,738	9,623	5,904,700	1,259
Units issued	5,230	226,295	4,510	1,501,780	2,156	7,786,634	36,522
Units redeemed	(97)	(133,006)	(4,605)	(1,257,393)	(887)	(7,916,418)	(8,367)
Units outstanding at end of year	5,133	270,858	—	9,182,125	10,892	5,774,916	29,414
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$88,692	$2,409,919	$50,111	$76,724,720	$142,484	$94,215,574	$624,015
Proceeds from sales	$1,835	$1,472,262	$50,989	$69,638,045	$68,599	$93,925,895	$143,097

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL/AQR Risk Parity Fund - Class A(a)	JNL/BlackRock Global Long Short Credit Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A(a)
Operations
Net investment income (loss)	$(804,839)	$—	$9,892	$238,285	$144,188	$964	$(279,043)
Net realized gain (loss) on investments	(161,451)	—	(691,230)	(322,629)	(39,797)	(1,457)	11,291,317
Net change in unrealized appreciation
(depreciation) on investments	13,064,581	—	875,140	145,524	461,367	3,697	(6,849,786)
Net change in net assets
from operations	12,098,291	—	193,802	61,180	565,758	3,204	4,162,488

Contract transactions
Purchase payments	2,243,561	—	41,469	10,976	205,424	—	230,257
Surrenders and terminations	(2,734,261)	—	(73,851)	(211,926)	(323,205)	—	(1,152,398)
Transfers between Investment Divisions	(4,828,454)	—	(1,931,197)	(2,759,826)	(5,396,749)	(29,334)	(39,828,614)
Contract owner charges	(607,644)	—	(382)	(847)	(15,957)	—	(236,921)
Net change in net assets
from contract transactions	(5,926,798)	—	(1,963,961)	(2,961,623)	(5,530,487)	(29,334)	(40,987,676)

Net change in net assets	6,171,493	—	(1,770,159)	(2,900,443)	(4,964,729)	(26,130)	(36,825,188)

Net assets beginning of year	49,686,548	—	1,770,159	2,900,443	4,964,729	26,130	36,825,188

Net assets end of year	$55,858,041	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,496,185	—	168,128	292,673	362,080	2,201	2,625,660
Units issued	189,777	—	12,579	10,720	30,382	39	125,627
Units redeemed	(346,940)	—	(180,707)	(303,393)	(392,462)	(2,240)	(2,751,287)
Units outstanding at end of year	1,339,022	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,254,908	$—	$165,399	$360,101	$623,464	$1,503	$1,905,957
Proceeds from sales	$13,986,545	$—	$2,119,468	$3,083,439	$6,009,763	$29,873	$43,172,676

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/MC 10 x 10 Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A(a)	JNL/PPM America Long Short Credit Fund - Class I(a)
Operations
Net investment income (loss)	$—	$44,195	$—
Net realized gain (loss) on investments	—	(96,513)	—
Net change in unrealized appreciation
(depreciation) on investments	—	93,971	—
Net change in net assets
from operations	—	41,653	—

Contract transactions
Purchase payments	—	36,977	—
Surrenders and terminations	—	(53,287)	—
Transfers between Investment Divisions	—	(1,158,927)	—
Contract owner charges	—	(455)	—
Net change in net assets
from contract transactions	—	(1,175,692)	—

Net change in net assets	—	(1,134,039)	—

Net assets beginning of year	—	1,134,039	—

Net assets end of year	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	110,748	—
Units issued	—	15,808	—
Units redeemed	—	(126,556)	—
Units outstanding at end of year	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$215,531	$—
Proceeds from sales	$—	$1,347,028	$—

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(1,209,388)	$(551)	$(236,398)	$(102)	$(2,180,621)	$(2)	$(171,811)
Net realized gain (loss) on investments	2,366,291	(331)	181,027	(11)	3,931,768	(101)	(11,788)
Net change in unrealized appreciation
(depreciation) on investments	(11,305,690)	(28,518)	(908,624)	(1,827)	(17,756,497)	—	(896,362)
Net change in net assets
from operations	(10,148,787)	(29,400)	(963,995)	(1,940)	(16,005,350)	(103)	(1,079,961)

Contract transactions
Purchase payments	4,185,332	293,781	4,784,574	75,371	9,429,969	11,704	(6,914)
Surrenders and terminations	(6,607,780)	—	(3,394,123)	—	(10,850,810)	—	(1,488,423)
Transfers between Investment Divisions	728,460	(34,737)	3,090,200	(753)	(8,440,450)	(11,601)	(2,347,203)
Contract owner charges	(846,262)	(1,686)	(37,357)	—	(1,612,142)	—	(4,906)
Net change in net assets
from contract transactions	(2,540,250)	257,358	4,443,294	74,618	(11,473,433)	103	(3,847,446)

Net change in net assets	(12,689,037)	227,958	3,479,299	72,678	(27,478,783)	—	(4,927,407)

Net assets beginning of year	89,239,199	—	19,896,861	—	163,142,367	—	18,726,159

Net assets end of year	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752

Contract unit transactions
Units outstanding at beginning of year	6,155,028	—	1,721,800	—	10,753,127	—	1,773,644
Units issued	918,704	22,462	909,036	6,408	917,646	847	50,598
Units redeemed	(1,099,185)	(2,786)	(515,043)	(69)	(1,705,827)	(847)	(422,768)
Units outstanding at end of year	5,974,547	19,676	2,115,793	6,339	9,964,946	—	1,401,474

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(2,239,562)	$—	$(1,619,236)	$—	$87,324	$627	$75,901
Net realized gain (loss) on investments	1,801,482	—	1,589,652	—	405,752	474	351,266
Net change in unrealized appreciation
(depreciation) on investments	(11,371,537)	—	(7,817,282)	—	(2,897,964)	(3,953)	(1,266,957)
Net change in net assets
from operations	(11,809,617)	—	(7,846,866)	—	(2,404,888)	(2,852)	(839,790)

Contract transactions
Purchase payments	2,181,842	—	1,928,923	—	1,531,517	42,000	2,008,409
Surrenders and terminations	(10,840,685)	—	(10,061,757)	—	(478,538)	—	(1,234,927)
Transfers between Investment Divisions	(6,749,328)	—	(6,562,553)	—	1,141,235	—	118,905
Contract owner charges	(1,813,320)	—	(1,376,702)	—	(8,650)	(94)	(11,739)
Net change in net assets
from contract transactions	(17,221,491)	—	(16,072,089)	—	2,185,564	41,906	880,648

Net change in net assets	(29,031,108)	—	(23,918,955)	—	(219,324)	39,054	40,858

Net assets beginning of year	155,800,252	—	115,277,805	—	22,458,699	—	11,678,606

Net assets end of year	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464

Contract unit transactions
Units outstanding at beginning of year	8,276,386	—	6,303,451	—	1,395,432	—	910,921
Units issued	382,509	—	463,775	—	274,466	2,999	431,154
Units redeemed	(1,319,468)	—	(1,360,930)	—	(130,256)	(7)	(364,491)
Units outstanding at end of year	7,339,427	—	5,406,296	—	1,539,642	2,992	977,584

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$—	$129,589	$—	$(430,045)	$(30)	$(2,053,477)	$(36)
Net realized gain (loss) on investments	—	1,019,436	—	581,964	(5)	3,052,480	(4)
Net change in unrealized appreciation
(depreciation) on investments	—	(3,209,386)	—	(2,586,754)	(1,385)	(13,117,657)	(1,598)
Net change in net assets
from operations	—	(2,060,361)	—	(2,434,835)	(1,420)	(12,118,654)	(1,638)

Contract transactions
Purchase payments	—	2,375,449	—	8,322,340	25,000	11,893,370	41,999
Surrenders and terminations	—	(1,134,302)	—	(2,871,746)	—	(11,818,518)	—
Transfers between Investment Divisions	—	(1,767,846)	—	685,346	—	(5,552,688)	1
Contract owner charges	—	(8,189)	—	(113,367)	(82)	(1,249,655)	(96)
Net change in net assets
from contract transactions	—	(534,888)	—	6,022,573	24,918	(6,727,491)	41,904

Net change in net assets	—	(2,595,249)	—	3,587,738	23,498	(18,846,145)	40,266

Net assets beginning of year	—	26,311,415	—	35,980,104	—	156,925,522	—

Net assets end of year	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266

Contract unit transactions
Units outstanding at beginning of year	—	1,798,495	—	2,727,318	—	10,341,203	—
Units issued	—	427,626	—	1,070,211	1,891	1,410,029	3,161
Units redeemed	—	(457,870)	—	(590,915)	(6)	(1,876,562)	(7)
Units outstanding at end of year	—	1,768,251	—	3,206,614	1,885	9,874,670	3,154

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(13,124)	$(42)	$(84,925)	$69	$(1,474,916)	$(253)	$(606,937)
Net realized gain (loss) on investments	1,987	(2)	466,308	1,919	10,334,938	(10,134)	6,577,487
Net change in unrealized appreciation
(depreciation) on investments	(55,328)	(3,386)	(1,052,485)	(7,539)	(14,186,005)	(12,034)	(14,440,632)
Net change in net assets
from operations	(66,465)	(3,430)	(671,102)	(5,551)	(5,325,983)	(22,421)	(8,470,082)

Contract transactions
Purchase payments	109,256	—	2,482,316	52,000	10,167,257	161,918	3,856,537
Surrenders and terminations	(26,606)	—	(215,432)	—	(7,018,311)	—	(3,353,826)
Transfers between Investment Divisions	87,087	53,716	1,887,260	—	13,393,941	(88,953)	363,551
Contract owner charges	(228)	(3)	(63,641)	(133)	(1,116,934)	(226)	(555,080)
Net change in net assets
from contract transactions	169,509	53,713	4,090,503	51,867	15,425,953	72,739	311,182

Net change in net assets	103,044	50,283	3,419,401	46,316	10,099,970	50,318	(8,158,900)

Net assets beginning of year	1,189,108	—	3,998,889	—	81,526,026	—	51,813,848

Net assets end of year	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948

Contract unit transactions
Units outstanding at beginning of year	118,057	—	328,710	—	1,720,483	—	2,355,797
Units issued	34,922	6,247	495,728	3,996	719,549	2,292	529,784
Units redeemed	(18,453)	—	(169,454)	(10)	(452,883)	(1,542)	(527,150)
Units outstanding at end of year	134,526	6,247	654,984	3,986	1,987,149	750	2,358,431

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL S&P 500 Index Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Capital Income Builder Fund - Class A(a)
Operations
Net investment income (loss)	$138	$(1,248)	$(535,577)	$272	$(3,824,799)	$(237)	$(3,902)
Net realized gain (loss) on investments	3,196	(5,874)	4,327,808	2,338	11,855,080	(24)	(4,864)
Net change in unrealized appreciation
(depreciation) on investments	(8,191)	(83,699)	(8,715,009)	(3,541)	(33,507,350)	(15,325)	(46,073)
Net change in net assets
from operations	(4,857)	(90,821)	(4,922,778)	(931)	(25,477,069)	(15,586)	(54,839)

Contract transactions
Purchase payments	2,758	918,925	22,940,259	42,500	18,459,051	138,724	1,234,380
Surrenders and terminations	—	—	(3,689,707)	—	(14,386,054)	—	(9,429)
Transfers between Investment Divisions	27,803	(952)	7,767,144	(1)	(4,892,083)	(20)	357,518
Contract owner charges	—	(3,638)	(703,754)	(94)	(2,973,230)	(628)	(2,095)
Net change in net assets
from contract transactions	30,561	914,335	26,313,942	42,405	(3,792,316)	138,076	1,580,374

Net change in net assets	25,704	823,514	21,391,164	41,474	(29,269,385)	122,490	1,525,535

Net assets beginning of year	—	—	49,558,677	—	248,289,828	—	—

Net assets end of year	$25,704	$823,514	$70,949,841	$41,474	$219,020,443	$122,490	$1,525,535

Contract unit transactions
Units outstanding at beginning of year	—	—	3,103,133	—	11,829,552	—	—
Units issued	1,113	115,302	2,452,661	2,098	2,222,065	5,644	190,665
Units redeemed	—	(34,409)	(829,890)	(5)	(2,415,839)	(27)	(28,530)
Units outstanding at end of year	1,113	80,893	4,725,904	2,093	11,635,778	5,617	162,135

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Operations
Net investment income (loss)	$(14)	$(266,250)	$136	$(106,834)	$179	$(559,687)	$18
Net realized gain (loss) on investments	(1)	(70,944)	(2)	706,930	1,239	801,055	135
Net change in unrealized appreciation
(depreciation) on investments	(482)	(638,605)	(34)	(2,512,722)	(10,718)	(5,240,988)	(3,795)
Net change in net assets
from operations	(497)	(975,799)	100	(1,912,626)	(9,300)	(4,999,620)	(3,642)

Contract transactions
Purchase payments	10,000	3,349,155	26,772	3,979,253	79,949	3,915,651	20,333
Surrenders and terminations	—	(1,893,148)	—	(578,664)	—	(2,483,748)	—
Transfers between Investment Divisions	1	1,388,444	19	2,827,757	—	1,419,230	9,267
Contract owner charges	(35)	(361,641)	(69)	(9,293)	(33)	(495,076)	(49)
Net change in net assets
from contract transactions	9,966	2,482,810	26,722	6,219,053	79,916	2,356,057	29,551

Net change in net assets	9,469	1,507,011	26,822	4,306,427	70,616	(2,643,563)	25,909

Net assets beginning of year	—	27,352,342	—	11,478,597	—	38,217,233	—

Net assets end of year	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670	$25,909

Contract unit transactions
Units outstanding at beginning of year	—	2,601,402	—	760,914	—	2,438,263	—
Units issued	1,009	958,532	2,278	669,317	5,134	561,246	1,629
Units redeemed	(4)	(731,632)	(6)	(260,036)	(2)	(420,536)	(3)
Units outstanding at end of year	1,005	2,828,302	2,272	1,170,195	5,132	2,578,973	1,626

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(1,578,522)	$(71)	$(357,397)	$(319)	$(4,963,907)	$(783)	$(601,535)
Net realized gain (loss) on investments	2,337,097	(14)	1,449,044	(2,429)	15,856,837	(4,305)	3,392,513
Net change in unrealized appreciation
(depreciation) on investments	(9,017,194)	(4,567)	(2,762,979)	(18,405)	(25,084,045)	(54,197)	(18,720,283)
Net change in net assets
from operations	(8,258,619)	(4,652)	(1,671,332)	(21,153)	(14,191,115)	(59,285)	(15,929,305)

Contract transactions
Purchase payments	18,491,576	72,000	11,343,084	240,586	60,486,661	422,560	12,179,646
Surrenders and terminations	(4,103,428)	—	(1,652,901)	—	(22,553,007)	—	(4,915,332)
Transfers between Investment Divisions	5,625,730	1	4,179,062	(25,249)	1,843,039	240,245	115,415
Contract owner charges	(1,225,802)	(184)	(23,370)	(1,105)	(3,736,365)	(3,265)	(1,095,049)
Net change in net assets
from contract transactions	18,788,076	71,817	13,845,875	214,232	36,040,328	659,540	6,284,680

Net change in net assets	10,529,457	67,165	12,174,543	193,079	21,849,213	600,255	(9,644,625)

Net assets beginning of year	95,248,854	—	27,867,848	—	312,996,300	—	102,065,184

Net assets end of year	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255	$92,420,559

Contract unit transactions
Units outstanding at beginning of year	6,067,458	—	1,336,137	—	14,626,614	—	6,905,546
Units issued	2,143,998	4,359	912,194	16,304	4,276,675	31,377	1,902,904
Units redeemed	(995,446)	(12)	(283,235)	(7,243)	(2,691,439)	(5,983)	(1,478,754)
Units outstanding at end of year	7,216,010	4,347	1,965,096	9,061	16,211,850	25,394	7,329,696

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)
Operations
Net investment income (loss)	$2,066	$(1,840,178)	$—	$(661,035)	$244
Net realized gain (loss) on investments	1,918	3,104,255	—	1,057,554	(4)
Net change in unrealized appreciation
(depreciation) on investments	(29,804)	(9,009,614)	—	(11,601,969)	(5,510)
Net change in net assets
from operations	(25,820)	(7,745,537)	—	(11,205,450)	(5,270)

Contract transactions
Purchase payments	251,144	16,922,075	—	6,896,394	61,640
Surrenders and terminations	—	(8,074,245)	—	(3,405,859)	—
Transfers between Investment Divisions	534	2,429,655	—	3,651,078	23
Contract owner charges	(1,034)	(1,309,111)	—	(801,709)	(254)
Net change in net assets
from contract transactions	250,644	9,968,374	—	6,339,904	61,409

Net change in net assets	224,824	2,222,837	—	(4,865,546)	56,139

Net assets beginning of year	—	119,720,410	—	65,835,082	—

Net assets end of year	$224,824	$121,943,247	$—	$60,969,536	$56,139

Contract unit transactions
Units outstanding at beginning of year	—	8,393,444	—	4,889,174	—
Units issued	15,582	2,176,365	—	1,343,741	4,281
Units redeemed	(67)	(1,493,370)	—	(866,937)	(18)
Units outstanding at end of year	15,515	9,076,439	—	5,365,978	4,263

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(423,886)	$—	$(113,005)	$(1,348,929)	$—
Net realized gain (loss) on investments	1,724,326	—	(485,232)	4,762,060	—
Net change in unrealized appreciation
(depreciation) on investments	(6,878,607)	—	(541,436)	(19,956,487)	—
Net change in net assets
from operations	(5,578,167)	—	(1,139,673)	(16,543,356)	—

Contract transactions
Purchase payments	947,169	—	632,589	12,331,730	10,158
Surrenders and terminations	(2,491,379)	—	(933,961)	(10,188,887)	—
Transfers between Investment Divisions	(665,799)	—	(327,124)	(7,825,842)	53
Contract owner charges	(455,115)	—	(15,598)	(2,012,283)	—
Net change in net assets
from contract transactions	(2,665,124)	—	(644,094)	(7,695,282)	10,211

Net change in net assets	(8,243,291)	—	(1,783,767)	(24,238,638)	10,211

Net assets beginning of year	40,566,399	—	11,307,217	190,065,179	—

Net assets end of year	$32,323,108	$—	$9,523,450	$165,826,541	$10,211

Contract unit transactions
Units outstanding at beginning of year	2,456,543	—	1,123,479	14,206,804	—
Units issued	274,292	—	157,379	1,867,505	737
Units redeemed	(435,662)	—	(227,197)	(2,471,223)	—
Units outstanding at end of year	2,295,173	—	1,053,661	13,603,086	737

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$218,927	$—	$(2,645,402)	$(530)	$(20,652)	$(98)	$51,308
Net realized gain (loss) on investments	(920,749)	—	25,289,625	(5,729)	70,972	2,067	401,024
Net change in unrealized appreciation
(depreciation) on investments	(8,038,362)	—	(24,587,367)	(31,201)	(276,890)	(6,798)	(9,172,070)
Net change in net assets
from operations	(8,740,184)	—	(1,943,144)	(37,460)	(226,570)	(4,829)	(8,719,738)

Contract transactions
Purchase payments	2,227,232	—	18,051,521	308,186	362,126	69,999	3,290,406
Surrenders and terminations	(3,799,763)	—	(13,513,367)	—	(139,977)	—	(2,151,383)
Transfers between Investment Divisions	(1,310,408)	—	20,289,061	(77,066)	51,790	1	2,811,281
Contract owner charges	(522,019)	—	(2,040,578)	(1,261)	(4,771)	(234)	(483,932)
Net change in net assets
from contract transactions	(3,404,958)	—	22,786,637	229,859	269,168	69,766	3,466,372

Net change in net assets	(12,145,142)	—	20,843,493	192,399	42,598	64,937	(5,253,366)

Net assets beginning of year	50,474,317	—	147,932,749	—	2,008,469	—	43,674,972

Net assets end of year	$38,329,175	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606

Contract unit transactions
Units outstanding at beginning of year	6,047,099	—	2,748,260	—	180,904	—	2,723,736
Units issued	1,065,663	—	1,050,248	5,466	51,868	6,509	687,018
Units redeemed	(1,494,317)	—	(701,181)	(3,155)	(26,331)	(22)	(466,554)
Units outstanding at end of year	5,618,445	—	3,097,327	2,311	206,441	6,487	2,944,200

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Causeway International Value Select Fund - Class I(a)	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I(b)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(b)	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I(b)
Operations
Net investment income (loss)	$(1)	$(81,319)	$(217)	$183,443	$1,136	$(65,592)	$(32)
Net realized gain (loss) on investments	—	(67,239)	(3,978)	54,065	141	(3,818)	(5)
Net change in unrealized appreciation
(depreciation) on investments	14	(380,854)	(15,652)	(423,214)	(1,940)	(825,359)	(3,119)
Net change in net assets
from operations	13	(529,412)	(19,847)	(185,706)	(663)	(894,769)	(3,156)

Contract transactions
Purchase payments	4,000	2,631,139	172,896	1,334,095	21,839	5,160,821	40,000
Surrenders and terminations	—	(192,848)	—	(310,342)	—	(46,623)	—
Transfers between Investment Divisions	—	3,873,828	—	176,926	1	1,226,218	(1)
Contract owner charges	—	(66,362)	(706)	(37,851)	(70)	(45,421)	(78)
Net change in net assets
from contract transactions	4,000	6,245,757	172,190	1,162,828	21,770	6,294,995	39,921

Net change in net assets	4,013	5,716,345	152,343	977,122	21,107	5,400,226	36,765

Net assets beginning of year	—	572,473	—	4,356,779	—	2,240,140	—

Net assets end of year	$4,013	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765

Contract unit transactions
Units outstanding at beginning of year	—	52,959	—	403,678	—	203,599	—
Units issued	217	1,145,243	25,368	211,830	2,007	597,552	3,703
Units redeemed	—	(607,323)	(11,272)	(104,402)	(6)	(13,904)	(8)
Units outstanding at end of year	217	590,879	14,096	511,106	2,001	787,247	3,695

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(93,867)	$—	$(307,079)	$(6)	$(31,223)
Net realized gain (loss) on investments	(813)	—	4,043,270	—	781,939
Net change in unrealized appreciation
(depreciation) on investments	(667,143)	—	(9,194,440)	(408)	(1,685,362)
Net change in net assets
from operations	(761,823)	—	(5,458,249)	(414)	(934,646)

Contract transactions
Purchase payments	4,002,519	—	6,444,878	24,666	1,725,446
Surrenders and terminations	(99,149)	—	(3,501,641)	—	(227,757)
Transfers between Investment Divisions	69,087	—	(3,696,438)	—	737,837
Contract owner charges	(55,647)	—	(610,394)	—	(5,066)
Net change in net assets
from contract transactions	3,916,810	—	(1,363,595)	24,666	2,230,460

Net change in net assets	3,154,987	—	(6,821,844)	24,252	1,295,814

Net assets beginning of year	5,189,920	—	62,241,007	—	3,955,077

Net assets end of year	$8,344,907	$—	$55,419,163	$24,252	$5,250,891

Contract unit transactions
Units outstanding at beginning of year	480,924	—	1,831,311	—	212,135
Units issued	422,748	—	388,903	627	172,086
Units redeemed	(52,356)	—	(439,066)	—	(53,731)
Units outstanding at end of year	851,316	—	1,781,148	627	330,490

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)
Operations
Net investment income (loss)	$28	$(1,033,786)	$211	$(8,607)	$574	$(223,211)	$462
Net realized gain (loss) on investments	942	3,118,372	267	13,398	430	6,034,056	6,751
Net change in unrealized appreciation
(depreciation) on investments	(2,237)	(6,460,415)	(476)	(35,389)	(1,104)	(9,309,774)	(14,662)
Net change in net assets
from operations	(1,267)	(4,375,829)	2	(30,598)	(100)	(3,498,929)	(7,449)

Contract transactions
Purchase payments	6,448	8,911,385	41,929	337,314	38,158	7,190,598	54,032
Surrenders and terminations	—	(19,289,545)	—	(34,731)	—	(1,266,933)	—
Transfers between Investment Divisions	—	(7,881,948)	25	214,457	9	10,468,278	9,603
Contract owner charges	(32)	(2,306,110)	(69)	(379)	(66)	(419,415)	(99)
Net change in net assets
from contract transactions	6,416	(20,566,218)	41,885	516,661	38,101	15,972,528	63,536

Net change in net assets	5,149	(24,942,047)	41,887	486,063	38,001	12,473,599	56,087

Net assets beginning of year	—	230,203,430	—	747,767	—	33,518,789	—

Net assets end of year	$5,149	$205,261,383	$41,887	$1,233,830	$38,001	$45,992,388	$56,087

Contract unit transactions
Units outstanding at beginning of year	—	11,211,446	—	67,582	—	2,177,348	—
Units issued	581	1,265,672	1,475	62,404	3,528	1,629,073	3,943
Units redeemed	(3)	(2,325,379)	(2)	(13,667)	(6)	(630,347)	(8)
Units outstanding at end of year	578	10,151,739	1,473	116,319	3,522	3,176,074	3,935

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Operations
Net investment income (loss)	$1,871,677	$1,567	$(30,632)	$—	$9,206	$(2)	$560,348
Net realized gain (loss) on investments	(151,588)	(31)	(19,309)	—	864,862	123	(942,416)
Net change in unrealized appreciation
(depreciation) on investments	(1,173,935)	(935)	(224,476)	—	(2,401,734)	—	(1,643,511)
Net change in net assets
from operations	546,154	601	(274,417)	—	(1,527,666)	121	(2,025,579)

Contract transactions
Purchase payments	8,056,620	43,497	530,821	—	1,535,983	11,297	3,503,130
Surrenders and terminations	(3,060,322)	—	(149,053)	—	(930,032)	—	(4,446,397)
Transfers between Investment Divisions	10,361,073	(793)	4,645	—	632,596	(11,418)	(6,483,193)
Contract owner charges	(691,903)	(66)	(816)	—	(28,978)	—	(680,987)
Net change in net assets
from contract transactions	14,665,468	42,638	385,597	—	1,209,569	(121)	(8,107,447)

Net change in net assets	15,211,622	43,239	111,180	—	(318,097)	—	(10,133,026)

Net assets beginning of year	76,367,845	—	2,824,962	—	12,380,816	—	65,292,292

Net assets end of year	$91,579,467	$43,239	$2,936,142	$—	$12,062,719	$—	$55,159,266

Contract unit transactions
Units outstanding at beginning of year	7,025,794	—	259,950	—	894,409	—	2,568,351
Units issued	2,956,742	4,006	101,594	—	295,336	899	466,400
Units redeemed	(1,590,940)	(81)	(66,219)	—	(205,819)	(899)	(799,142)
Units outstanding at end of year	8,391,596	3,925	295,325	—	983,926	—	2,235,609

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)
Operations
Net investment income (loss)	$—	$1,147,988	$(2)	$(67,057)	$—	$122,724	$133
Net realized gain (loss) on investments	—	(785,116)	(87)	1,950,614	—	1,913,660	291
Net change in unrealized appreciation
(depreciation) on investments	—	(5,726,435)	—	(9,554,174)	—	(7,411,484)	(1,337)
Net change in net assets
from operations	—	(5,363,563)	(89)	(7,670,617)	—	(5,375,100)	(913)

Contract transactions
Purchase payments	—	2,966,443	11,297	838,788	—	1,702,436	6,448
Surrenders and terminations	—	(4,160,503)	—	(6,555,295)	—	(2,153,922)	—
Transfers between Investment Divisions	—	(4,596,550)	(11,208)	(4,382,846)	—	(126,562)	—
Contract owner charges	—	(739,015)	—	(975,810)	—	(401,128)	(32)
Net change in net assets
from contract transactions	—	(6,529,625)	89	(11,075,163)	—	(979,176)	6,416

Net change in net assets	—	(11,893,188)	—	(18,745,780)	—	(6,354,276)	5,503

Net assets beginning of year	—	73,461,986	—	85,056,786	—	34,273,673	—

Net assets end of year	$—	$61,568,798	$—	$66,311,006	$—	$27,919,397	$5,503

Contract unit transactions
Units outstanding at beginning of year	—	4,875,612	—	6,261,229	—	2,720,518	—
Units issued	—	585,980	684	446,026	—	320,883	429
Units redeemed	—	(1,034,002)	(684)	(1,272,681)	—	(403,934)	(2)
Units outstanding at end of year	—	4,427,590	—	5,434,574	—	2,637,467	427

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$(620,302)	$(24)	$(1,275,392)	$—	$4,625,872	$57	$394,989
Net realized gain (loss) on investments	(311,929)	(2)	3,771,189	—	1,467,384	(2)	2,653,743
Net change in unrealized appreciation
(depreciation) on investments	638,258	(132)	(11,318,666)	—	(14,884,493)	(267)	(13,388,382)
Net change in net assets
from operations	(293,973)	(158)	(8,822,869)	—	(8,791,237)	(212)	(10,339,650)

Contract transactions
Purchase payments	3,027,500	14,735	2,349,882	—	7,771,660	5,429	4,379,232
Surrenders and terminations	(3,456,883)	—	(7,201,055)	—	(12,182,093)	—	(2,445,505)
Transfers between Investment Divisions	1,124,542	—	(1,677,535)	—	(5,886,683)	(63)	(2,947,828)
Contract owner charges	(354,775)	(64)	(990,011)	—	(1,602,074)	(13)	(487,707)
Net change in net assets
from contract transactions	340,384	14,671	(7,518,719)	—	(11,899,190)	5,353	(1,501,808)

Net change in net assets	46,411	14,513	(16,341,588)	—	(20,690,427)	5,141	(11,841,458)

Net assets beginning of year	43,425,648	—	88,605,404	—	164,243,381	—	48,550,192

Net assets end of year	$43,472,059	$14,513	$72,263,816	$—	$143,552,954	$5,141	$36,708,734

Contract unit transactions
Units outstanding at beginning of year	3,747,690	—	6,533,447	—	10,529,670	—	3,790,685
Units issued	911,780	1,138	592,796	—	1,083,623	288	995,360
Units redeemed	(886,501)	(5)	(1,153,903)	—	(1,869,008)	(4)	(1,167,732)
Units outstanding at end of year	3,772,969	1,133	5,972,340	—	9,744,285	284	3,618,313

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$—	$(169,528)	$—	$(108,007)	$(4,096)	$(3)	$(156,534)
Net realized gain (loss) on investments	—	2,289,342	—	(203,492)	(12,905)	—	283,287
Net change in unrealized appreciation
(depreciation) on investments	—	(6,799,839)	—	(715,691)	(66,468)	129	(6,371,682)
Net change in net assets
from operations	—	(4,680,025)	—	(1,027,190)	(83,469)	126	(6,244,929)

Contract transactions
Purchase payments	—	1,449,539	—	888,378	433,642	2,500	2,225,325
Surrenders and terminations	—	(3,112,827)	—	(1,144,118)	(2,828)	—	(2,361,512)
Transfers between Investment Divisions	—	(2,336,708)	—	(360,296)	396,141	—	(1,958,418)
Contract owner charges	—	(552,627)	—	(87,032)	(602)	(6)	(150,530)
Net change in net assets
from contract transactions	—	(4,552,623)	—	(703,068)	826,353	2,494	(2,245,135)

Net change in net assets	—	(9,232,648)	—	(1,730,258)	742,884	2,620	(8,490,064)

Net assets beginning of year	—	49,101,490	—	10,787,066	23,546	—	29,554,504

Net assets end of year	$—	$39,868,842	$—	$9,056,808	$766,430	$2,620	$21,064,440

Contract unit transactions
Units outstanding at beginning of year	—	3,556,535	—	801,050	2,246	—	2,495,451
Units issued	—	326,117	—	219,202	97,111	295	523,887
Units redeemed	—	(660,504)	—	(278,515)	(12,330)	(1)	(734,401)
Units outstanding at end of year	—	3,222,148	—	741,737	87,027	294	2,284,937

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(a)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I(a)
Operations
Net investment income (loss)	$231	$(73)	$(25)	$(588,416)	$—	$(24,327)	$—
Net realized gain (loss) on investments	701	14	(8)	2,602,777	—	17,047	—
Net change in unrealized appreciation
(depreciation) on investments	(7,266)	(3,614)	(4,614)	(12,541,792)	—	(218,129)	—
Net change in net assets
from operations	(6,334)	(3,673)	(4,647)	(10,527,431)	—	(225,409)	—

Contract transactions
Purchase payments	33,696	54,747	75,885	4,021,924	6,772	2,314,412	—
Surrenders and terminations	—	(1,048)	—	(3,240,899)	—	(120,862)	—
Transfers between Investment Divisions	1,689	751	1,015	(768,788)	15	562,451	—
Contract owner charges	(61)	(25)	(103)	(629,046)	—	(24,608)	—
Net change in net assets
from contract transactions	35,324	54,425	76,797	(616,809)	6,787	2,731,393	—

Net change in net assets	28,990	50,752	72,150	(11,144,240)	6,787	2,505,984	—

Net assets beginning of year	—	—	—	57,110,206	—	620,990	—

Net assets end of year	$28,990	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	5,445,990	—	60,334	—
Units issued	3,125	5,539	7,700	1,591,162	689	489,048	—
Units redeemed	(6)	(105)	(11)	(1,678,722)	—	(217,205)	—
Units outstanding at end of year	3,119	5,434	7,689	5,358,430	689	332,177	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(a)
Operations
Net investment income (loss)	$1,941,770	$—	$378,067	$1,997	$(1,980,324)	$(281)
Net realized gain (loss) on investments	(450,901)	—	1,075,631	(4,534)	12,820,376	5,436
Net change in unrealized appreciation
(depreciation) on investments	(7,790,255)	—	(13,395,499)	(9,090)	(25,471,546)	(31,304)
Net change in net assets
from operations	(6,299,386)	—	(11,941,801)	(11,627)	(14,631,494)	(26,149)

Contract transactions
Purchase payments	3,438,016	—	5,310,504	100,000	13,298,927	135,100
Surrenders and terminations	(4,969,989)	—	(3,811,362)	—	(6,498,707)	—
Transfers between Investment Divisions	(2,280,084)	—	(2,798,638)	—	4,766,892	(4)
Contract owner charges	(869,884)	—	(692,541)	(609)	(1,427,879)	(810)
Net change in net assets
from contract transactions	(4,681,941)	—	(1,992,037)	99,391	10,139,233	134,286

Net change in net assets	(10,981,327)	—	(13,933,838)	87,764	(4,492,261)	108,137

Net assets beginning of year	83,510,733	—	74,247,095	—	126,618,619	—

Net assets end of year	$72,529,406	$—	$60,313,257	$87,764	$122,126,358	$108,137

Contract unit transactions
Units outstanding at beginning of year	4,673,458	—	3,222,086	—	3,780,949	—
Units issued	732,517	—	593,785	6,380	1,159,478	2,751
Units redeemed	(1,009,872)	—	(697,734)	(3,346)	(880,561)	(18)
Units outstanding at end of year	4,396,103	—	3,118,137	3,034	4,059,866	2,733

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/JPMorgan Hedged Equity Fund - Class A(a)	JNL/JPMorgan Hedged Equity Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)
Operations
Net investment income (loss)	$273	$—	$(1,419,584)	$(14)	$999,173	$(1)
Net realized gain (loss) on investments	972	—	12,689,211	642	(646,770)	—
Net change in unrealized appreciation
(depreciation) on investments	(15,796)	—	(18,275,510)	(1,598)	(911,510)	45
Net change in net assets
from operations	(14,551)	—	(7,005,883)	(970)	(559,107)	44

Contract transactions
Purchase payments	395,529	—	11,871,619	11,759	6,428,970	10,000
Surrenders and terminations	(1,325)	—	(6,400,143)	—	(4,555,824)	—
Transfers between Investment Divisions	213,292	—	3,219,338	37	(1,754,937)	—
Contract owner charges	(1,150)	—	(944,050)	(38)	(499,417)	—
Net change in net assets
from contract transactions	606,346	—	7,746,764	11,758	(381,208)	10,000

Net change in net assets	591,795	—	740,881	10,788	(940,315)	10,044

Net assets beginning of year	—	—	93,416,672	—	59,268,687	—

Net assets end of year	$591,795	$—	$94,157,553	$10,788	$58,328,372	$10,044

Contract unit transactions
Units outstanding at beginning of year	—	—	1,841,301	—	2,838,175	—
Units issued	62,170	—	521,607	154	910,270	334
Units redeemed	(269)	—	(399,174)	—	(929,440)	—
Units outstanding at end of year	61,901	—	1,963,734	154	2,819,005	334

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I(a)
Operations
Net investment income (loss)	$57,781	$858	$(32,686)	$—	$(60)	$498,755	$—
Net realized gain (loss) on investments	190,305	(111)	38,167	—	(1)	(436,737)	—
Net change in unrealized appreciation
(depreciation) on investments	(6,561,450)	(6,558)	(481,265)	—	(1,623)	(1,334,928)	—
Net change in net assets
from operations	(6,313,364)	(5,811)	(475,784)	—	(1,684)	(1,272,910)	—

Contract transactions
Purchase payments	1,293,486	35,000	435,051	—	34,636	4,530,738	—
Surrenders and terminations	(2,761,694)	—	(61,250)	—	—	(4,208,314)	—
Transfers between Investment Divisions	5,172,844	141,447	(56,347)	—	—	2,457,158	—
Contract owner charges	(259,649)	(165)	(1,382)	—	—	(511,769)	—
Net change in net assets
from contract transactions	3,444,987	176,282	316,072	—	34,636	2,267,813	—

Net change in net assets	(2,868,377)	170,471	(159,712)	—	32,952	994,903	—

Net assets beginning of year	33,532,053	—	3,896,736	—	—	65,798,421	—

Net assets end of year	$30,663,676	$170,471	$3,737,024	$—	$32,952	$66,793,324	$—

Contract unit transactions
Units outstanding at beginning of year	2,208,976	—	280,899	—	—	4,558,455	—
Units issued	810,778	11,668	62,802	—	3,743	1,116,365	—
Units redeemed	(514,262)	(177)	(40,154)	—	—	(974,535)	—
Units outstanding at end of year	2,505,492	11,491	303,547	—	3,743	4,700,285	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I(a)	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I(a)	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I(a)	JNL/Mellon Dow Index Fund - Class A
Operations
Net investment income (loss)	$253,815	$357	$(645,260)	$230	$(23,457)	$(14)	$(191,937)
Net realized gain (loss) on investments	1,258,215	(1,678)	4,386,091	(2,956)	(11,402)	1	215,261
Net change in unrealized appreciation
(depreciation) on investments	(2,293,758)	—	(6,409,140)	(3,137)	(175,695)	(580)	(1,197,637)
Net change in net assets
from operations	(781,728)	(1,321)	(2,668,309)	(5,863)	(210,554)	(593)	(1,174,313)

Contract transactions
Purchase payments	479,360	8,353	6,692,224	25,513	1,579,996	23,544	4,623,869
Surrenders and terminations	(1,003,261)	—	(4,408,563)	—	(16,584)	—	(278,983)
Transfers between Investment Divisions	(1,433,464)	(7,032)	2,223,012	5,050	913,083	55	5,153,372
Contract owner charges	(95,865)	—	(824,942)	(73)	(18,486)	(36)	(141,025)
Net change in net assets
from contract transactions	(2,053,230)	1,321	3,681,731	30,490	2,458,009	23,563	9,357,233

Net change in net assets	(2,834,958)	—	1,013,422	24,627	2,247,455	22,970	8,182,920

Net assets beginning of year	11,815,301	—	73,244,586	—	556,812	—	7,845,668

Net assets end of year	$8,980,343	$—	$74,258,008	$24,627	$2,804,267	$22,970	$16,028,588

Contract unit transactions
Units outstanding at beginning of year	1,207,840	—	2,516,077	—	52,673	—	370,651
Units issued	182,865	1,251	775,935	1,420	301,923	2,385	706,164
Units redeemed	(406,742)	(1,251)	(678,844)	(788)	(59,234)	(3)	(276,404)
Units outstanding at end of year	983,963	—	2,613,168	632	295,362	2,382	800,411

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Dow Index Fund - Class I(a)	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I(a)	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I(a)	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I(a)
Operations
Net investment income (loss)	$—	$206,848	$188	$1,391,673	$570	$(2,680)	$116
Net realized gain (loss) on investments	—	2,661,777	(2)	(1,276,030)	(3,774)	1,801,959	723
Net change in unrealized appreciation
(depreciation) on investments	—	(17,846,320)	(682)	(22,783,876)	(2,449)	(3,583,056)	(2,247)
Net change in net assets
from operations	—	(14,977,695)	(496)	(22,668,233)	(5,653)	(1,783,777)	(1,408)

Contract transactions
Purchase payments	—	12,486,002	16,116	6,160,429	19,546	1,448,275	11,298
Surrenders and terminations	—	(3,369,255)	—	(6,107,964)	—	(2,073,892)	—
Transfers between Investment Divisions	—	(5,602,691)	—	(5,139,861)	(6,110)	811,082	(52)
Contract owner charges	—	(972,275)	(37)	(1,219,332)	(34)	(48,519)	—
Net change in net assets
from contract transactions	—	2,541,781	16,079	(6,306,728)	13,402	136,946	11,246

Net change in net assets	—	(12,435,914)	15,583	(28,974,961)	7,749	(1,646,831)	9,838

Net assets beginning of year	—	86,978,016	—	110,228,070	—	16,389,036	—

Net assets end of year	$—	$74,542,102	$15,583	$81,253,109	$7,749	$14,742,205	$9,838

Contract unit transactions
Units outstanding at beginning of year	—	7,629,371	—	3,381,300	—	784,672	—
Units issued	—	2,865,237	1,459	692,760	668	247,056	638
Units redeemed	—	(2,683,094)	(3)	(905,156)	(449)	(239,209)	(3)
Units outstanding at end of year	—	7,811,514	1,456	3,168,904	219	792,519	635

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I(a)	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I(a)	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I(a)	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(286,019)	$361	$(1,353,696)	$259	$(1,317,607)	$—	$(29,997)
Net realized gain (loss) on investments	7,126,727	758	10,419,742	(11,522)	3,577,724	—	(32,815)
Net change in unrealized appreciation
(depreciation) on investments	(25,164,239)	(5,567)	(1,284,726)	(1,726)	(9,850,504)	—	(366,801)
Net change in net assets
from operations	(18,323,531)	(4,448)	7,781,320	(12,989)	(7,590,387)	—	(429,613)

Contract transactions
Purchase payments	9,705,745	33,784	21,899,586	32,652	2,844,062	—	886,313
Surrenders and terminations	(6,352,690)	—	(14,079,761)	—	(3,983,905)	—	(20,558)
Transfers between Investment Divisions	588,855	29	(6,436,409)	13,614	(4,390,714)	—	1,476,069
Contract owner charges	(1,226,325)	(155)	(2,682,126)	(157)	(937,874)	—	(19,215)
Net change in net assets
from contract transactions	2,715,585	33,658	(1,298,710)	46,109	(6,468,431)	—	2,322,609

Net change in net assets	(15,607,946)	29,210	6,482,610	33,120	(14,058,818)	—	1,892,996

Net assets beginning of year	113,824,654	—	240,876,890	—	89,323,060	—	453,252

Net assets end of year	$98,216,708	$29,210	$247,359,500	$33,120	$75,264,242	$—	$2,346,248

Contract unit transactions
Units outstanding at beginning of year	6,790,099	—	7,827,366	—	5,603,118	—	42,636
Units issued	2,049,310	1,493	1,675,446	6,390	465,542	—	407,816
Units redeemed	(1,966,260)	(7)	(1,753,288)	(5,634)	(876,443)	—	(188,924)
Units outstanding at end of year	6,873,149	1,486	7,749,524	756	5,192,217	—	261,528

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Industrials Sector Fund - Class I(a)	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I(a)	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I(a)	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(13)	$(2,396,394)	$409	$1,959,542	$6,507	$(20,584)	$—
Net realized gain (loss) on investments	(3)	17,728,322	(4,717)	8,894,187	(1,588)	(125,590)	—
Net change in unrealized appreciation
(depreciation) on investments	(1,708)	(22,163,400)	(5,592)	(28,108,300)	(29,768)	(192,298)	—
Net change in net assets
from operations	(1,724)	(6,831,472)	(9,900)	(17,254,571)	(24,849)	(338,472)	—

Contract transactions
Purchase payments	10,000	22,297,354	92,245	9,322,579	204,988	614,277	—
Surrenders and terminations	—	(13,215,137)	—	(6,219,462)	—	(20,973)	—
Transfers between Investment Divisions	—	7,918,289	(48,460)	(5,278,132)	—	193,129	—
Contract owner charges	(33)	(2,375,739)	(170)	(1,134,768)	(975)	(16,131)	—
Net change in net assets
from contract transactions	9,967	14,624,767	43,615	(3,309,783)	204,013	770,302	—

Net change in net assets	8,243	7,793,295	33,715	(20,564,354)	179,164	431,830	—

Net assets beginning of year	—	194,490,317	—	114,681,139	—	641,173	—

Net assets end of year	$8,243	$202,283,612	$33,715	$94,116,785	$179,164	$1,073,003	$—

Contract unit transactions
Units outstanding at beginning of year	—	11,446,339	—	5,615,084	—	60,288	—
Units issued	907	3,777,744	4,161	1,219,085	13,926	282,648	—
Units redeemed	(3)	(3,086,516)	(2,703)	(1,425,985)	(6,108)	(217,113)	—
Units outstanding at end of year	904	12,137,567	1,458	5,408,184	7,818	125,823	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I(a)	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I(a)	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I(a)	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(14,176)	$—	$96,899	$—	$(1,606,910)	$1,284	$(31,008)
Net realized gain (loss) on investments	11,664	—	411,851	—	8,078,008	(12,426)	16,003
Net change in unrealized appreciation
(depreciation) on investments	(83,862)	—	(937,806)	—	(12,389,276)	(19,374)	(85,596)
Net change in net assets
from operations	(86,374)	—	(429,056)	—	(5,918,178)	(30,516)	(100,601)

Contract transactions
Purchase payments	372,716	—	2,084,136	—	22,102,650	252,417	1,479,981
Surrenders and terminations	(48,824)	—	(14,573)	—	(6,861,723)	—	(51,551)
Transfers between Investment Divisions	185,853	—	1,425,167	—	10,841,239	(108,587)	(412,658)
Contract owner charges	(11,346)	—	(25,535)	—	(1,494,802)	(757)	(20,743)
Net change in net assets
from contract transactions	498,399	—	3,469,195	—	24,587,364	143,073	995,029

Net change in net assets	412,025	—	3,040,139	—	18,669,186	112,557	894,428

Net assets beginning of year	706,467	—	770,882	—	120,499,453	—	1,159,800

Net assets end of year	$1,118,492	$—	$3,811,021	$—	$139,168,639	$112,557	$2,054,228

Contract unit transactions
Units outstanding at beginning of year	63,172	—	34,868	—	4,001,734	—	113,878
Units issued	57,503	—	166,604	—	2,232,657	8,052	212,613
Units redeemed	(14,720)	—	(11,941)	—	(1,529,875)	(4,153)	(110,759)
Units outstanding at end of year	105,955	—	189,531	—	4,704,516	3,899	215,732

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Real Estate Sector Fund - Class I(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I(a)	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I(a)
Operations
Net investment income (loss)	$(146)	$(28,819)	$(5)	$(13,235)	$(193)	$(1,197,682)	$1,199
Net realized gain (loss) on investments	5	(52,225)	—	(25,810)	(2,692)	16,615,320	(2,406)
Net change in unrealized appreciation
(depreciation) on investments	(3,480)	(487,600)	(388)	(161,419)	(16,376)	(41,131,312)	(23,334)
Net change in net assets
from operations	(3,621)	(568,644)	(393)	(200,464)	(19,261)	(25,713,674)	(24,541)

Contract transactions
Purchase payments	71,072	1,680,413	10,482	884,159	150,482	16,737,434	151,929
Surrenders and terminations	—	(57,774)	—	(57,434)	—	(11,149,285)	—
Transfers between Investment Divisions	(88)	3,450,755	—	(74,517)	—	(6,206,659)	178
Contract owner charges	(412)	(21,418)	(12)	(7,260)	(650)	(1,988,306)	(574)
Net change in net assets
from contract transactions	70,572	5,051,976	10,470	744,948	149,832	(2,606,816)	151,533

Net change in net assets	66,951	4,483,332	10,077	544,484	130,571	(28,320,490)	126,992

Net assets beginning of year	—	677,259	—	972,488	—	204,964,383	—

Net assets end of year	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893	$126,992

Contract unit transactions
Units outstanding at beginning of year	—	63,292	—	91,116	—	5,987,024	—
Units issued	6,989	565,361	954	164,546	26,274	1,206,575	5,895
Units redeemed	(40)	(132,911)	(1)	(95,416)	(12,666)	(1,286,315)	(2,661)
Units outstanding at end of year	6,949	495,742	953	160,246	13,608	5,907,284	3,234

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I(a)	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$(355,626)	$(892,454)	$1,737	$76,358	$161	$(883,325)	$68
Net realized gain (loss) on investments	56,114,782	22,212,037	15,649	190,678	143	7,190,650	814
Net change in unrealized appreciation
(depreciation) on investments	(93,151,865)	(38,400,564)	(52,085)	(233,172)	(776)	(20,125,185)	(3,784)
Net change in net assets
from operations	(37,392,709)	(17,080,981)	(34,699)	33,864	(472)	(13,817,860)	(2,902)

Contract transactions
Purchase payments	68,707,838	15,472,689	318,977	957,132	8,353	4,055,493	16,988
Surrenders and terminations	(31,590,701)	(8,683,018)	—	(495,610)	—	(7,421,871)	—
Transfers between Investment Divisions	(5,574,372)	630,459	(161)	4,089,569	14,628	25,573,445	6,282
Contract owner charges	(6,029,701)	(1,539,394)	(426)	(14,906)	(23)	(1,051,232)	(73)
Net change in net assets
from contract transactions	25,513,064	5,880,736	318,390	4,536,185	22,958	21,155,835	23,197

Net change in net assets	(11,879,645)	(11,200,245)	283,691	4,570,049	22,486	7,337,975	20,295

Net assets beginning of year	567,213,594	152,687,403	—	5,002,678	—	81,851,080	—

Net assets end of year	$555,333,949	$141,487,158	$283,691	$9,572,727	$22,486	$89,189,055	$20,295

Contract unit transactions
Units outstanding at beginning of year	24,338,107	5,131,246	—	351,649	—	3,584,466	—
Units issued	5,963,153	1,530,146	9,773	482,680	2,289	2,104,599	822
Units redeemed	(4,943,217)	(1,378,993)	(1,187)	(170,994)	(642)	(1,198,197)	(3)
Units outstanding at end of year	25,358,043	5,282,399	8,586	663,335	1,647	4,490,868	819

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Morningstar Wide Moat Index Fund - Class A(a)	JNL/Morningstar Wide Moat Index Fund - Class I(a)	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)
Operations
Net investment income (loss)	$(7,851)	$(18)	$(4,845)	$2,296	$—	$212,454	$(1)
Net realized gain (loss) on investments	(20,543)	—	(31,501)	410	—	41,496	—
Net change in unrealized appreciation
(depreciation) on investments	(174,611)	(1,024)	(56,640)	2,987	—	(2,025,018)	(9)
Net change in net assets
from operations	(203,005)	(1,042)	(92,986)	5,693	—	(1,771,068)	(10)

Contract transactions
Purchase payments	237,694	—	121,311	247,699	—	4,250,617	5,000
Surrenders and terminations	(13,027)	—	(67,661)	(99,886)	—	(2,611,550)	—
Transfers between Investment Divisions	2,747,470	11,385	123,450	16,803	—	(6,693,782)	—
Contract owner charges	(6,656)	—	(152)	(629)	—	(485,000)	—
Net change in net assets
from contract transactions	2,965,481	11,385	176,948	163,987	—	(5,539,715)	5,000

Net change in net assets	2,762,476	10,343	83,962	169,680	—	(7,310,783)	4,990

Net assets beginning of year	—	—	581,755	753,205	—	47,867,959	—

Net assets end of year	$2,762,476	$10,343	$665,717	$922,885	$—	$40,557,176	$4,990

Contract unit transactions
Units outstanding at beginning of year	—	—	87,459	75,832	—	4,214,215	—
Units issued	319,956	1,115	73,048	31,815	—	784,602	411
Units redeemed	(20,670)	—	(47,484)	(15,888)	—	(1,283,828)	—
Units outstanding at end of year	299,286	1,115	113,023	91,759	—	3,714,989	411

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I(a)
Operations
Net investment income (loss)	$64,970	$—	$(32,447)	$(1,229,834)	$—	$(130,268)	$83
Net realized gain (loss) on investments	(29,471)	—	(98,955)	9,687,405	—	(10,373)	—
Net change in unrealized appreciation
(depreciation) on investments	(65,152)	—	(862,573)	(29,850,336)	—	43,196	98
Net change in net assets
from operations	(29,653)	—	(993,975)	(21,392,765)	—	(97,445)	181

Contract transactions
Purchase payments	470,567	—	676,047	9,856,086	—	8,190,894	64,874
Surrenders and terminations	(1,208,429)	—	(156,886)	(9,199,637)	—	(833,507)	—
Transfers between Investment Divisions	(357,663)	—	1,167,963	2,322,696	—	10,292,472	—
Contract owner charges	(3,269)	—	(252)	(1,638,217)	—	(146,183)	—
Net change in net assets
from contract transactions	(1,098,794)	—	1,686,872	1,340,928	—	17,503,676	64,874

Net change in net assets	(1,128,447)	—	692,897	(20,051,837)	—	17,406,231	65,055

Net assets beginning of year	7,402,525	—	1,951,967	142,339,186	—	4,780,133	—

Net assets end of year	$6,274,078	$—	$2,644,864	$122,287,349	$—	$22,186,364	$65,055

Contract unit transactions
Units outstanding at beginning of year	711,724	—	168,115	5,664,704	—	476,282	—
Units issued	78,792	—	346,442	1,378,329	—	2,236,656	6,493
Units redeemed	(183,291)	—	(217,951)	(1,371,135)	—	(467,628)	—
Units outstanding at end of year	607,225	—	296,606	5,671,898	—	2,245,310	6,493

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$252,604	$(2)	$(598,109)	$54	$1,853,155	$528	$4,985,805
Net realized gain (loss) on investments	80,011	76	(2,176,996)	(1)	(389,356)	(2,537)	(331,671)
Net change in unrealized appreciation
(depreciation) on investments	(1,277,684)	—	(126,260)	(154)	(4,118,342)	(1,357)	(12,107,046)
Net change in net assets
from operations	(945,069)	74	(2,901,365)	(101)	(2,654,543)	(3,366)	(7,452,912)

Contract transactions
Purchase payments	2,458,671	11,297	4,582,057	6,448	10,742,152	39,395	7,515,153
Surrenders and terminations	(1,205,360)	—	(6,324,222)	—	(7,178,396)	—	(7,852,292)
Transfers between Investment Divisions	(4,919,074)	(11,371)	(312,806)	1	5,705,254	20,918	(9,780,587)
Contract owner charges	(180,328)	—	(839,869)	(32)	(857,749)	(92)	(1,040,294)
Net change in net assets
from contract transactions	(3,846,091)	(74)	(2,894,840)	6,417	8,411,261	60,221	(11,158,020)

Net change in net assets	(4,791,160)	—	(5,796,205)	6,316	5,756,718	56,855	(18,610,932)

Net assets beginning of year	23,680,222	—	79,953,991	—	94,067,032	—	120,556,663

Net assets end of year	$18,889,062	$—	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731

Contract unit transactions
Units outstanding at beginning of year	2,028,572	—	5,824,680	—	8,214,752	—	5,526,311
Units issued	417,871	989	1,187,459	395	3,298,638	26,411	1,041,248
Units redeemed	(768,410)	(989)	(1,410,975)	(2)	(2,575,636)	(20,946)	(1,589,707)
Units outstanding at end of year	1,678,033	—	5,601,164	393	8,937,754	5,465	4,977,852

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)
Operations
Net investment income (loss)	$(1)	$(184,073)	$146	$(593,945)	$149	$307,321	$(2)
Net realized gain (loss) on investments	14	4,001,739	1,425	11,565,336	2,629	(87,010)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(12,444,932)	(4,708)	(21,262,738)	(7,720)	(865,334)	61
Net change in net assets
from operations	13	(8,627,266)	(3,137)	(10,291,347)	(4,942)	(645,023)	59

Contract transactions
Purchase payments	3,389	3,622,432	16,000	4,194,152	22,449	3,442,953	17,464
Surrenders and terminations	—	(2,102,669)	—	(2,496,078)	—	(988,563)	—
Transfers between Investment Divisions	(3,402)	2,132,872	—	(19,707,324)	—	1,645,600	—
Contract owner charges	—	(387,559)	(105)	(723,788)	(136)	(208,606)	—
Net change in net assets
from contract transactions	(13)	3,265,076	15,895	(18,733,038)	22,313	3,891,384	17,464

Net change in net assets	—	(5,362,190)	12,758	(29,024,385)	17,371	3,246,361	17,523

Net assets beginning of year	—	37,793,550	—	67,562,599	—	25,247,824	—

Net assets end of year	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523

Contract unit transactions
Units outstanding at beginning of year	—	1,801,120	—	3,066,470	—	1,500,601	—
Units issued	112	533,963	657	763,469	828	609,174	1,488
Units redeemed	(112)	(374,549)	(5)	(1,606,211)	(5)	(363,918)	—
Units outstanding at end of year	—	1,960,534	652	2,223,728	823	1,745,857	1,488

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I(a)	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I(a)
Operations
Net investment income (loss)	$15,014	$35	$606,899	$—	$643,491	$—
Net realized gain (loss) on investments	623,485	(119)	691,642	—	(114,509)	—
Net change in unrealized appreciation
(depreciation) on investments	(2,937,160)	(600)	(4,665,455)	—	(6,544,297)	—
Net change in net assets
from operations	(2,298,661)	(684)	(3,366,914)	—	(6,015,315)	—

Contract transactions
Purchase payments	1,425,145	9,175	1,122,186	—	2,106,989	—
Surrenders and terminations	(1,130,686)	—	(1,298,375)	—	(1,415,071)	—
Transfers between Investment Divisions	(358,457)	(2,100)	(705,725)	—	(227,176)	—
Contract owner charges	(165,611)	(15)	(219,656)	—	(368,066)	—
Net change in net assets
from contract transactions	(229,609)	7,060	(1,101,570)	—	96,676	—

Net change in net assets	(2,528,270)	6,376	(4,468,484)	—	(5,918,639)	—

Net assets beginning of year	15,294,915	—	22,204,606	—	36,008,612	—

Net assets end of year	$12,766,645	$6,376	$17,736,122	$—	$30,089,973	$—

Contract unit transactions
Units outstanding at beginning of year	460,933	—	1,036,443	—	2,185,900	—
Units issued	83,289	184	248,054	—	568,003	—
Units redeemed	(94,887)	(42)	(312,901)	—	(577,614)	—
Units outstanding at end of year	449,335	142	971,596	—	2,176,289	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018. The Statement of Operations is from August 13, 2018 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)
Operations
Net investment income (loss)	$(7,139,292)	$(23)	$(317,835)	$—
Net realized gain (loss) on investments	20,430,453	(2)	3,814,774	—
Net change in unrealized appreciation
(depreciation) on investments	(47,559,186)	(2,093)	(5,533,446)	—
Net change in net assets
from operations	(34,268,025)	(2,118)	(2,036,507)	—

Contract transactions
Purchase payments	25,775,066	23,640	3,588,153	—
Surrenders and terminations	(29,968,118)	—	(2,722,361)	—
Transfers between Investment Divisions	(37,418,595)	69	(2,989,396)	—
Contract owner charges	(5,234,684)	—	(567,080)	—
Net change in net assets
from contract transactions	(46,846,331)	23,709	(2,690,684)	—

Net change in net assets	(81,114,356)	21,591	(4,727,191)	—

Net assets beginning of year	511,544,024	—	56,464,159	—

Net assets end of year	$430,429,668	$21,591	$51,736,968	$—

Contract unit transactions
Units outstanding at beginning of year	22,079,254	—	2,210,784	—
Units issued	2,515,971	1,131	481,509	—
Units redeemed	(4,505,878)	—	(590,634)	—
Units outstanding at end of year	20,089,347	1,131	2,101,659	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018. The Statement of Operations is from April 30, 2018 through December 31, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$4,084,580	$1,590	$173,789	$—	$23,427	$(1)	$(2,432,337)
Net realized gain (loss) on investments	26,038,350	4,368	54,201	—	2,779,244	—	8,462,749
Net change in unrealized appreciation
(depreciation) on investments	(48,180,530)	(8,574)	(857,359)	—	(6,590,773)	321	(18,128,023)
Net change in net assets
from operations	(18,057,600)	(2,616)	(629,369)	—	(3,788,102)	320	(12,097,611)

Contract transactions
Purchase payments	10,459,415	52,000	672,974	—	3,021,071	8,273	9,418,911
Surrenders and terminations	(15,776,669)	—	(125,290)	—	(3,424,359)	—	(9,305,673)
Transfers between Investment Divisions	(16,754,156)	(494)	(436,439)	—	(3,024,586)	—	(5,559,926)
Contract owner charges	(3,041,031)	(372)	(1,512)	—	(618,590)	—	(1,784,469)
Net change in net assets
from contract transactions	(25,112,441)	51,134	109,733	—	(4,046,464)	8,273	(7,231,157)

Net change in net assets	(43,170,041)	48,518	(519,636)	—	(7,834,566)	8,593	(19,328,768)

Net assets beginning of year	291,181,699	—	3,911,988	—	59,146,333	—	157,774,288

Net assets end of year	$248,011,658	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520

Contract unit transactions
Units outstanding at beginning of year	12,764,251	—	303,555	—	2,585,919	—	6,249,679
Units issued	1,499,988	1,932	138,510	—	526,452	336	962,727
Units redeemed	(2,632,797)	(32)	(127,819)	—	(698,585)	—	(1,261,323)
Units outstanding at end of year	11,631,442	1,900	314,246	—	2,413,786	336	5,951,083

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Aggressive Growth Fund - Class I(a)	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)
Operations
Net investment income (loss)	$(1,195)	$(1,806,589)	$—	$(6,062,773)	$—	$(4,219,785)	$—
Net realized gain (loss) on investments	(288)	3,210,829	—	16,708,741	—	9,286,283	—
Net change in unrealized appreciation
(depreciation) on investments	(66,894)	(5,737,814)	—	(39,078,512)	—	(18,188,148)	—
Net change in net assets
from operations	(68,377)	(4,333,574)	—	(28,432,544)	—	(13,121,650)	—

Contract transactions
Purchase payments	571,513	2,719,037	—	13,027,080	—	8,620,335	—
Surrenders and terminations	—	(14,115,903)	—	(29,687,137)	—	(27,377,057)	—
Transfers between Investment Divisions	(1)	(3,945,329)	—	7,735,945	—	(2,448,984)	—
Contract owner charges	(2,496)	(1,452,465)	—	(4,717,753)	—	(3,378,954)	—
Net change in net assets
from contract transactions	569,016	(16,794,660)	—	(13,641,865)	—	(24,584,660)	—

Net change in net assets	500,639	(21,128,234)	—	(42,074,409)	—	(37,706,310)	—

Net assets beginning of year	—	126,821,829	—	397,279,465	—	291,601,609	—

Net assets end of year	$500,639	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—

Contract unit transactions
Units outstanding at beginning of year	—	8,894,769	—	15,971,951	—	17,469,958	—
Units issued	17,902	664,530	—	1,503,965	—	1,303,181	—
Units redeemed	(84)	(1,860,751)	—	(2,090,201)	—	(2,795,228)	—
Units outstanding at end of year	17,818	7,698,548	—	15,385,715	—	15,977,911	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A
Operations
Net investment income (loss)	$(6,831,154)	$—	$47,559	$—	$(83,690)	$—	$(42,715)
Net realized gain (loss) on investments	22,077,123	—	517,018	—	2,058,879	—	83,753
Net change in unrealized appreciation
(depreciation) on investments	(42,283,902)	—	(4,035,328)	—	(6,421,757)	118	(95,205)
Net change in net assets
from operations	(27,037,933)	—	(3,470,751)	—	(4,446,568)	118	(54,167)

Contract transactions
Purchase payments	17,918,827	—	2,227,626	—	2,472,000	2,757	194,135
Surrenders and terminations	(41,669,046)	—	(973,066)	—	(2,356,150)	—	(176,962)
Transfers between Investment Divisions	(17,103,104)	—	(1,521,982)	—	(2,749,324)	—	(378,983)
Contract owner charges	(5,382,482)	—	(212,001)	—	(411,617)	—	(1,609)
Net change in net assets
from contract transactions	(46,235,805)	—	(479,423)	—	(3,045,091)	2,757	(363,419)

Net change in net assets	(73,273,738)	—	(3,950,174)	—	(7,491,659)	2,875	(417,586)

Net assets beginning of year	473,768,422	—	21,728,791	—	38,777,855	—	4,440,570

Net assets end of year	$400,494,684	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984

Contract unit transactions
Units outstanding at beginning of year	21,222,883	—	1,697,127	—	1,884,711	—	453,142
Units issued	1,807,112	—	311,313	—	278,257	134	52,168
Units redeemed	(3,903,663)	—	(347,637)	—	(428,754)	—	(89,945)
Units outstanding at end of year	19,126,332	—	1,660,803	—	1,734,214	134	415,365

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(833,378)	$1,671	$(6,865,614)	$309	$(161,162)	$(4,747,812)	$(427)
Net realized gain (loss) on investments	6,557,434	7,225	80,086,365	19,496	82,720	34,055,941	9,073
Net change in unrealized appreciation
(depreciation) on investments	(8,303,947)	(27,911)	(91,080,628)	(99,286)	(2,186,288)	(43,524,713)	(36,228)
Net change in net assets
from operations	(2,579,891)	(19,015)	(17,859,877)	(79,481)	(2,264,730)	(14,216,584)	(27,582)

Contract transactions
Purchase payments	35,745,362	302,347	61,164,008	747,872	102,024	32,203,032	249,512
Surrenders and terminations	(5,647,769)	—	(26,258,143)	—	(1,913,577)	(17,596,275)	—
Transfers between Investment Divisions	24,285,072	15,883	9,326,868	(200,336)	18,985,598	17,866,576	(108)
Contract owner charges	(883,086)	(198)	(5,238,072)	(2,856)	(6,046)	(3,638,813)	(1,073)
Net change in net assets
from contract transactions	53,499,579	318,032	38,994,661	544,680	17,167,999	28,834,520	248,331

Net change in net assets	50,919,688	299,017	21,134,784	465,199	14,903,269	14,617,936	220,749

Net assets beginning of year	112,574,556	—	439,672,797	—	8,764,586	286,478,223	—

Net assets end of year	$163,494,244	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749

Contract unit transactions
Units outstanding at beginning of year	7,784,041	—	6,221,992	—	766,097	2,753,488	—
Units issued	5,786,194	22,320	1,880,083	7,971	1,778,028	720,953	2,183
Units redeemed	(2,152,110)	(1,460)	(1,438,015)	(3,350)	(296,506)	(478,418)	(660)
Units outstanding at end of year	11,418,125	20,860	6,664,060	4,621	2,247,619	2,996,023	1,523

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$71,139	$621	$(541,423)	$2,704	$(16,314)	$—	$171,799
Net realized gain (loss) on investments	(267,205)	(2)	19,936,404	21,297	242,596	—	(147,341)
Net change in unrealized appreciation
(depreciation) on investments	66,834	(266)	(37,048,976)	(45,131)	(388,465)	—	(654,024)
Net change in net assets
from operations	(129,232)	353	(17,653,995)	(21,130)	(162,183)	—	(629,566)

Contract transactions
Purchase payments	8,387,807	61,489	12,671,763	203,276	234,503	—	464,311
Surrenders and terminations	(4,954,847)	—	(8,668,841)	—	(61,758)	—	(364,637)
Transfers between Investment Divisions	16,710,134	(102)	(611,085)	(50)	(149,835)	—	302,861
Contract owner charges	(602,248)	(101)	(1,520,429)	(804)	(1,542)	—	(871)
Net change in net assets
from contract transactions	19,540,846	61,286	1,871,408	202,422	21,368	—	401,664

Net change in net assets	19,411,614	61,639	(15,782,587)	181,292	(140,815)	—	(227,902)

Net assets beginning of year	63,059,643	—	159,464,938	—	1,779,083	—	3,802,513

Net assets end of year	$82,471,257	$61,639	$143,682,351	$181,292	$1,638,268	$—	$3,574,611

Contract unit transactions
Units outstanding at beginning of year	6,143,211	—	5,215,123	—	121,132	—	714,479
Units issued	3,856,245	4,969	1,035,126	5,028	20,975	—	355,426
Units redeemed	(1,935,741)	(40)	(986,938)	(20)	(18,936)	—	(267,914)
Units outstanding at end of year	8,063,715	4,929	5,263,311	5,008	123,171	—	801,991

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(253,603)	$(6)	$(144,847)	$(544)	$(78,033)	$(266)	$(89,429)
Net realized gain (loss) on investments	135,554	—	3,805	(2)	763	1	(19,818)
Net change in unrealized appreciation
(depreciation) on investments	(1,970,989)	(275)	(977,346)	(13,993)	106,609	1,222	(981,435)
Net change in net assets
from operations	(2,089,038)	(281)	(1,118,388)	(14,539)	29,339	957	(1,090,682)

Contract transactions
Purchase payments	9,807,070	24,666	6,412,874	354,174	2,610,326	82,032	7,214,874
Surrenders and terminations	(490,576)	—	(331,245)	—	(273,229)	—	(113,316)
Transfers between Investment Divisions	15,620,545	—	7,004,228	1	2,529,866	—	2,554,262
Contract owner charges	(175,501)	—	(95,729)	(51)	(46,033)	—	(72,421)
Net change in net assets
from contract transactions	24,761,538	24,666	12,990,128	354,124	4,820,930	82,032	9,583,399

Net change in net assets	22,672,500	24,385	11,871,740	339,585	4,850,269	82,989	8,492,717

Net assets beginning of year	5,201,805	—	4,692,527	—	2,031,526	—	1,599,982

Net assets end of year	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989	$10,092,699

Contract unit transactions
Units outstanding at beginning of year	481,062	—	441,984	—	203,356	—	153,076
Units issued	2,582,499	2,295	1,549,008	34,238	756,837	8,236	1,030,492
Units redeemed	(402,351)	—	(299,663)	(5)	(267,829)	—	(121,324)
Units outstanding at end of year	2,661,210	2,295	1,691,329	34,233	692,364	8,236	1,062,244

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(504)	$(347,586)	$(225)	$(149,173)	$(200)	$(128,050)	$—
Net realized gain (loss) on investments	(145)	(167,174)	(1)	(153,769)	(3,782)	(24,790)	—
Net change in unrealized appreciation
(depreciation) on investments	(30,562)	(5,640,992)	(5,490)	(2,071,973)	(11,646)	(527,376)	—
Net change in net assets
from operations	(31,211)	(6,155,752)	(5,716)	(2,374,915)	(15,628)	(680,216)	—

Contract transactions
Purchase payments	345,000	11,169,302	140,001	7,487,492	192,406	9,390,106	—
Surrenders and terminations	—	(472,526)	—	(374,540)	—	(895,143)	—
Transfers between Investment Divisions	91	22,461,279	—	9,477,508	305	26,049	—
Contract owner charges	(2,025)	(241,963)	(50)	(112,396)	(735)	(76,850)	—
Net change in net assets
from contract transactions	343,066	32,916,092	139,951	16,478,064	191,976	8,444,162	—

Net change in net assets	311,855	26,760,340	134,235	14,103,149	176,348	7,763,946	—

Net assets beginning of year	—	5,081,305	—	3,426,814	—	4,460,293	—

Net assets end of year	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239	$—

Contract unit transactions
Units outstanding at beginning of year	—	486,348	—	326,333	—	437,647	—
Units issued	32,490	3,736,831	14,876	1,987,672	29,666	1,220,582	—
Units redeemed	(200)	(663,881)	(5)	(320,240)	(9,763)	(383,659)	—
Units outstanding at end of year	32,290	3,559,298	14,871	1,993,765	19,903	1,274,570	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(144,229)	$—	$(161,628)	$(210)	$(234,999)	$(1,081)	$(31,779)
Net realized gain (loss) on investments	198	—	(92,861)	(2,606)	59,508	12	235,029
Net change in unrealized appreciation
(depreciation) on investments	(1,100,424)	—	(2,796,096)	(19,801)	(2,358,266)	(28,282)	(513,785)
Net change in net assets
from operations	(1,244,455)	—	(3,050,585)	(22,617)	(2,533,757)	(29,351)	(310,535)

Contract transactions
Purchase payments	11,940,460	—	8,056,348	140,859	9,669,577	333,127	1,271,909
Surrenders and terminations	(358,617)	—	(254,313)	—	(643,093)	—	(172,780)
Transfers between Investment Divisions	2,298,680	—	9,235,206	—	17,765,792	—	1,865,030
Contract owner charges	(95,789)	—	(123,704)	(725)	(175,192)	(10)	(2,613)
Net change in net assets
from contract transactions	13,784,734	—	16,913,537	140,134	26,617,084	333,117	2,961,546

Net change in net assets	12,540,279	—	13,862,952	117,517	24,083,327	303,766	2,651,011

Net assets beginning of year	3,817,294	—	3,800,966	—	4,835,592	—	2,248,921

Net assets end of year	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766	$4,899,932

Contract unit transactions
Units outstanding at beginning of year	369,448	—	354,214	—	452,089	—	161,356
Units issued	1,637,013	—	1,773,005	20,308	2,780,670	30,145	322,243
Units redeemed	(290,779)	—	(317,204)	(8,418)	(318,584)	(1)	(95,790)
Units outstanding at end of year	1,715,682	—	1,810,015	11,890	2,914,175	30,144	387,809

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(5,600)	$—	$1,036,185	$(109)	$(169,651)	$10
Net realized gain (loss) on investments	—	25,243	—	23,051,320	(2)	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	(6,055)	11	(43,973,726)	(5,028)	—	—
Net change in net assets
from operations	—	13,588	11	(19,886,221)	(5,139)	(169,651)	10

Contract transactions
Purchase payments	—	311,278	—	52,515,980	638,870	49,782,986	21,141
Surrenders and terminations	—	(46,707)	—	(24,869,637)	—	(21,770,963)	—
Transfers between Investment Divisions	—	1,209,161	984	3,959,625	(27)	(25,045,665)	(2)
Contract owner charges	—	(3,086)	—	(4,065,598)	—	(795,950)	—
Net change in net assets
from contract transactions	—	1,470,646	984	27,540,370	638,843	2,170,408	21,139

Net change in net assets	—	1,484,234	995	7,654,149	633,704	2,000,757	21,149

Net assets beginning of year	—	349,477	—	398,490,116	—	67,398,503	—

Net assets end of year	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260	$21,149

Contract unit transactions
Units outstanding at beginning of year	—	34,883	—	8,366,908	—	5,723,579	—
Units issued	—	163,079	95	1,779,395	9,623	10,273,568	1,477
Units redeemed	—	(20,393)	—	(1,208,565)	—	(10,092,447)	(218)
Units outstanding at end of year	—	177,569	95	8,937,738	9,623	5,904,700	1,259

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A
Operations
Net investment income (loss)	$156,232	$—	$(738)	$(33,331)	$283,388	$1,644	$(640,271)
Net realized gain (loss) on investments	8,097,847	—	77,151	(19,777)	23,312	(2)	2,236,699
Net change in unrealized appreciation
(depreciation) on investments	(14,954,120)	—	(234,158)	(32,970)	(706,315)	(3,697)	(5,773,134)
Net change in net assets
from operations	(6,700,041)	—	(157,745)	(86,078)	(399,615)	(2,055)	(4,176,706)

Contract transactions
Purchase payments	5,147,932	—	80,095	27,912	88,997	28,242	1,368,788
Surrenders and terminations	(4,660,732)	—	(76,095)	(220,587)	(457,143)	—	(3,392,448)
Transfers between Investment Divisions	974,598	—	(121,842)	(200,635)	2,017,732	(57)	(1,209,932)
Contract owner charges	(597,042)	—	(1,012)	(1,587)	(16,641)	—	(505,507)
Net change in net assets
from contract transactions	864,756	—	(118,854)	(394,897)	1,632,945	28,185	(3,739,099)

Net change in net assets	(5,835,285)	—	(276,599)	(480,975)	1,233,330	26,130	(7,915,805)

Net assets beginning of year	55,521,833	—	2,046,758	3,381,418	3,731,399	—	44,740,993

Net assets end of year	$49,686,548	$—	$1,770,159	$2,900,443	$4,964,729	$26,130	$36,825,188

Contract unit transactions
Units outstanding at beginning of year	1,481,543	—	179,158	331,983	237,898	—	2,869,153
Units issued	376,861	—	17,922	15,999	178,284	2,206	224,182
Units redeemed	(362,219)	—	(28,952)	(55,309)	(54,102)	(5)	(467,675)
Units outstanding at end of year	1,496,185	—	168,128	292,673	362,080	2,201	2,625,660

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC 10 x 10 Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Operations
Net investment income (loss)	$—	$19,877	$—
Net realized gain (loss) on investments	—	(9,812)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(52,027)	—
Net change in net assets
from operations	—	(41,962)	—

Contract transactions
Purchase payments	—	294,597	—
Surrenders and terminations	—	(74,508)	—
Transfers between Investment Divisions	—	(18,169)	—
Contract owner charges	—	(733)	—
Net change in net assets
from contract transactions	—	201,187	—

Net change in net assets	—	159,225	—

Net assets beginning of year	—	974,814	—

Net assets end of year	$—	$1,134,039	$—

Contract unit transactions
Units outstanding at beginning of year	—	91,890	—
Units issued	—	53,777	—
Units redeemed	—	(34,919)	—
Units outstanding at end of year	—	110,748	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2019	91,078	5,713	0.00	13.267306	22.57	2.80	19.073984	26.05	0.00
12/31/2018	76,550	5,975	0.00	10.824099	(5.57)‡	2.80	15.131680	(10.47)	0.00
12/31/2017	89,239	6,155	0.00	12.768290	18.34	2.56	16.901163	13.65 ‡	0.00
12/31/2016	50,382	4,210	0.00	10.789349	5.36	2.56	12.665227	7.06	0.95
12/31/2015	48,060	4,281	2.44	10.240816	(5.09)	2.56	11.829843	(3.55)	0.95
JNL Aggressive Growth Allocation Fund - Class I
12/31/2019	282	19	0.00	14.574861	25.80	0.45	14.574861	25.80	0.45
12/31/2018+	228	20	0.00	11.585518	(10.15)‡	0.45	11.585518	(10.15)‡	0.45
JNL Conservative Allocation Fund - Class A
12/31/2019	34,589	2,832	0.00	11.405731	3.81 ‡	2.05	13.412046	12.46	0.00
12/31/2018	23,376	2,116	0.00	10.388252	(5.05)	2.00	11.926446	(3.12)	0.00
12/31/2017	19,897	1,722	0.00	10.940853	0.17 ‡	2.00	12.310842	7.24 ‡	0.00
12/31/2016	12,341	1,141	0.00	10.729770	3.18	1.25	10.861827	3.44	1.00
12/31/2015	10,739	1,026	1.26	10.399303	(2.92)	1.25	10.501088	(2.68)	1.00
JNL Conservative Allocation Fund - Class I
12/31/2019	57	4	0.00	12.857871	12.16	0.45	12.857871	12.16	0.45
12/31/2018+	73	6	0.00	11.464194	(2.25)‡	0.45	11.464194	(2.25)‡	0.45
JNL Growth Allocation Fund - Class A
12/31/2019	155,698	9,370	0.00	14.442554	20.68	2.46	19.864068	23.68	0.00
12/31/2018	135,664	9,965	0.00	11.967993	(11.29)	2.46	16.060587	(9.07)	0.00
12/31/2017	163,142	10,753	0.00	13.491509	15.76	2.46	17.662738	11.88 ‡	0.00
12/31/2016	113,671	8,879	0.00	11.654718	4.92	2.46	13.544695	6.51	0.95
12/31/2015	99,289	8,228	2.47	11.108196	(4.38)	2.46	12.716539	(2.92)	0.95
JNL Growth Allocation Fund - Class I
12/31/2019	78	5	0.00	15.182600	23.43	0.45	15.182600	23.43	0.45
12/31/2018+	—	—	0.00	12.300199	(8.78)‡	0.45	12.300199	(8.78)‡	0.45
JNL Institutional Alt 100 Fund - Class A
12/31/2019	10,886	1,005	0.00	10.653210	9.79	1.25	11.758860	11.17	0.00
12/31/2018	13,799	1,401	0.00	9.703648	(7.00)	1.25	10.577722	(5.82)	0.00
12/31/2017	18,726	1,774	0.00	10.433784	3.73	1.25	11.231573	4.62 ‡	0.00
12/31/2016	23,432	2,308	0.00	10.058746	(1.14)	1.25	10.257567	(0.75)	0.85
12/31/2015	25,072	2,446	1.16	10.174888	(2.93)	1.25	10.334693	(2.54)	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - April 30, 2018; JNL Conservative Allocation Fund - Class I - April 30, 2018; JNL Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class A
12/31/2019	129,962	6,447	0.00	18.008603	15.44		2.56	22.955469	18.08		0.30
12/31/2018	126,769	7,339	0.00	15.599310	(9.28)		2.56	19.439867	(7.19)		0.30
12/31/2017	155,800	8,276	0.00	17.194646	11.45		2.56	20.946569	12.65	‡	0.30
12/31/2016	77,722	4,646	0.00	15.427889	3.36		2.56	17.140142	4.78		1.20
12/31/2015	76,882	4,804	2.32	14.925908	(4.71)		2.56	16.358927	(3.40)		1.20
JNL Institutional Alt 25 Fund - Class I
12/31/2019	14	1	0.00	22.522599	4.46	‡	0.65	18.743720	18.28		0.45
12/31/2018+	—	—	0.00	15.847531	(6.35	)‡	0.45	15.847531	(6.35	)‡	0.45
JNL Institutional Alt 50 Fund - Class A
12/31/2019	92,545	4,814	0.00	17.168682	12.46		2.56	22.606368	15.38		0.00
12/31/2018	91,359	5,406	0.00	15.265996	(8.58)		2.56	19.593043	(1.65	)‡	0.00
12/31/2017	115,278	6,303	0.00	16.697918	7.74		2.56	20.346513	9.09	‡	0.30
12/31/2016	105,472	6,298	0.00	15.498787	1.48		2.56	17.222595	2.86		1.20
12/31/2015	111,009	6,794	2.26	15.273454	(4.53)		2.56	16.743560	(3.22)		1.20
JNL Institutional Alt 50 Fund - Class I
12/31/2019	—	—	0.00	18.461110	15.17		0.45	18.461110	15.17		0.45
12/31/2018+	—	—	0.00	16.030050	(5.46	)‡	0.45	16.030050	(5.46	)‡	0.45
JNL iShares Tactical Growth Fund - Class A
12/31/2019	27,606	1,592	1.66	15.874552	13.28	‡	2.17	18.844911	21.65		0.00
12/31/2018	22,239	1,540	1.36	13.586267	(12.59	)‡	1.90	15.490689	(9.12)		0.00
12/31/2017	22,459	1,395	1.33	15.835212	17.87		1.25	17.045963	17.90	‡	0.00
12/31/2016	14,693	1,080	1.40	13.434580	7.14		1.25	13.700122	7.57		0.85
12/31/2015	9,705	767	1.14	12.539329	(1.24)		1.25	12.736262	(0.84)		0.85
JNL iShares Tactical Growth Fund - Class I
12/31/2019	150	9	2.78	18.174384	5.72	‡	0.65	15.853374	21.47		0.45
12/31/2018+	39	3	8.33	13.051443	(9.00	)‡	0.45	13.051443	(9.00	)‡	0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2019	13,540	996	2.08	12.827010	9.66	‡	1.80	14.787857	14.38		0.00
12/31/2018	11,719	978	1.68	11.457553	(7.52	)‡	1.75	12.929019	(5.35)		0.00
12/31/2017	11,679	911	1.53	12.689869	10.07		1.25	13.660085	10.66	‡	0.00
12/31/2016	11,889	1,024	1.35	11.528563	4.26		1.25	11.756327	3.74	‡	0.85
12/31/2015	6,362	572	1.09	11.057196	(0.97)		1.25	11.165503	(0.72)		1.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - April 30, 2018; JNL Institutional Alt 50 Fund - Class I - April 30, 2018; JNL iShares Tactical Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Fund - Class I
12/31/2019	—	—	0.00	13.281176	14.22		0.45	13.281176	14.22		0.45
12/31/2018+	—	—	0.00	11.627572	(4.57	)‡	0.45	11.627572	(4.57	)‡	0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2019	30,710	1,966	2.01	14.458039	0.50	‡	2.05	17.001293	18.06		0.00
12/31/2018	23,716	1,768	1.52	12.629804	(9.84	)‡	1.90	14.400208	(7.28)		0.00
12/31/2017	26,311	1,798	1.47	14.427138	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016	21,901	1,716	1.38	12.623280	5.72		1.25	12.872708	6.14		0.85
12/31/2015	15,585	1,293	1.06	11.940608	(1.09)		1.25	12.128067	(0.69)		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2019	25	2	3.01	14.834546	17.92		0.45	14.834546	17.92		0.45
12/31/2018+	—	—	0.00	12.580054	(6.84	)‡	0.45	12.580054	(6.84	)‡	0.45
JNL Moderate Allocation Fund - Class A
12/31/2019	48,445	3,456	0.00	13.033128	13.21		2.15	15.447357	15.67		0.00
12/31/2018	39,568	3,207	0.00	11.512647	(6.52	)‡	2.15	13.354971	(4.94)		0.00
12/31/2017	35,980	2,727	0.00	12.485434	1.22	‡	2.00	14.048875	9.48	‡	0.00
12/31/2016	33,433	2,768	0.00	11.959537	3.91		1.25	12.195889	4.32		0.85
12/31/2015	30,300	2,612	1.64	11.509665	(2.56)		1.25	11.690409	(2.15	)‡	0.85
JNL Moderate Allocation Fund - Class I
12/31/2019	96	7	0.00	14.410326	15.57		0.45	14.410326	15.57		0.45
12/31/2018+	23	2	0.00	12.468434	(4.34	)‡	0.45	12.468434	(4.34	)‡	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2019	149,565	9,060	0.00	9.619359	13.13		5.50	19.626352	19.53		0.00
12/31/2018	138,079	9,875	0.00	8.502626	(9.49	)‡	5.50	16.419449	(6.64)		0.00
12/31/2017	156,926	10,341	0.00	11.659967	5.19	‡	3.75	17.586776	9.16	‡	0.00
12/31/2016	91,382	6,921	0.00	11.889426	4.54		2.57	13.968929	6.25		0.95
12/31/2015	84,073	6,740	2.46	11.372665	(4.30)		2.57	13.147557	(2.74)		0.95
JNL Moderate Growth Allocation Fund - Class I
12/31/2019	330	21	0.00	18.427997	4.39	‡	0.65	15.232277	19.31		0.45
12/31/2018+	40	3	0.00	12.767382	(6.21	)‡	0.45	12.767382	(6.21	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL iShares Tactical Moderate Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Growth Fund - Class I - April 30, 2018; JNL Moderate Allocation Fund - Class I - April 30, 2018; JNL Moderate Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class A
12/31/2019	1,639	158	0.00	10.235567	7.73		1.25	10.852111	9.08		0.00
12/31/2018	1,292	135	0.00	9.501429	(5.03)		1.25	9.948649	(3.83)		0.00
12/31/2017	1,189	118	0.63	10.004499	5.07		1.25	10.344567	5.95	‡	0.00
12/31/2016	647	68	0.35	9.521581	0.34		1.25	9.585672	0.74		0.85
12/31/2015+	469	49	0.00	9.489056	(3.11	)‡	1.25	9.514887	(1.80	)‡	0.85
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2019	141	13	0.52	10.460541	10.03	‡	1.25	10.643000	31.72		0.00
12/31/2018+	50	6	0.00	8.049077	(5.26	)‡	1.00	8.080000	(19.20	)‡	0.00
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2019	13,304	926	0.00	13.936793	25.83		2.31	15.034532	28.77		0.00
12/31/2018	7,418	655	0.00	11.076298	(7.86)		2.31	11.675946	(5.70)		0.00
12/31/2017	3,999	329	0.10	12.021596	(0.15	)‡	2.31	12.381429	14.11	‡	0.00
12/31/2016+	365	34	0.00	10.620192	1.38	‡	1.65	10.640246	7.16	‡	1.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2019	319	21	0.00	14.839081	9.45	‡	0.65	14.934218	28.52		0.45
12/31/2018+	46	4	0.99	11.619907	(7.01	)‡	0.45	11.619907	(7.01	)‡	0.45
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2019	133,034	2,134	0.00	44.375064	31.98		2.92	87.612194	35.89		0.00
12/31/2018	91,626	1,987	0.00	33.621991	(4.89)		2.92	64.472376	(2.05)		0.00
12/31/2017	81,526	1,720	0.00	35.349123	23.59		2.92	65.823196	25.21	‡	0.00
12/31/2016	66,238	1,762	0.00	28.603061	2.71		2.92	43.533089	4.85		0.85
12/31/2015	70,079	1,948	0.00	27.848275	(7.42)		2.92	41.518296	(0.67	)‡	0.85
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2019	360	4	0.00	79.126417	11.27	‡	0.65	91.133832	35.70		0.45
12/31/2018+	50	1	0.00	67.156377	(7.63	)‡	0.45	67.156377	(7.63	)‡	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2019	55,693	2,439	0.00	18.417571	21.66		2.92	28.261268	25.26		0.00
12/31/2018	43,655	2,358	0.30	15.138670	(17.24)		2.92	22.561407	(14.77)		0.00
12/31/2017	51,814	2,356	0.60	18.292161	7.87		2.92	26.472340	11.52	‡	0.00
12/31/2016	46,680	2,327	0.66	16.956846	20.23		2.92	21.584991	22.73		0.85
12/31/2015	38,893	2,369	0.32	14.104043	(12.05)		2.92	17.586708	(10.21)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2019	40	1	0.00	28.860443	25.01		0.45	28.860443	25.01		0.45
12/31/2018+	26	1	2.65	23.087031	(11.90	)‡	0.45	23.087031	(11.90	)‡	0.45
JNL S&P 500 Index Fund - Class I
12/31/2019	3,914	294	0.00	13.243535	30.40		0.65	13.318749	30.73		0.40
12/31/2018+	824	81	0.00	10.156098	(10.61	)‡	0.65	10.188288	(13.12	)‡	0.40
JNL/American Funds Balanced Fund - Class A
12/31/2019	102,172	5,725	0.00	10.908516	16.04		4.00	22.585843	20.41		0.30
12/31/2018	70,950	4,726	0.69	9.400591	(8.63)		4.00	18.756694	(5.17	)‡	0.30
12/31/2017	49,559	3,103	1.08	10.289035	12.15		4.00	18.923886	2.26	‡	0.55
12/31/2016	21,326	1,543	0.01	9.174723	1.60		4.00	14.629811	4.47		1.20
12/31/2015	21,515	1,624	0.74	9.030447	(5.38)		4.00	14.003186	(6.08	)‡	1.20
JNL/American Funds Balanced Fund - Class I
12/31/2019	220	9	0.00	21.995015	20.30		0.65	24.742667	20.54		0.45
12/31/2018+	41	2	3.86	18.282962	(2.22	)‡	0.65	20.525905	(4.21	)‡	0.45
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2019	239,318	10,667	0.00	20.521790	18.02		2.46	25.283736	20.60		0.30
12/31/2018	219,020	11,636	0.00	17.387785	(11.22)		2.46	20.964812	(9.27)		0.30
12/31/2017	248,290	11,830	0.00	19.585142	13.78		2.46	23.106933	14.17	‡	0.30
12/31/2016	197,215	10,801	0.00	17.213313	15.47		2.46	18.719693	16.93		1.20
12/31/2015	132,011	8,427	2.45	14.906859	(5.67)		2.46	16.008925	(4.47)		1.20
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2019	519	20	0.00	24.399629	7.63	‡	0.90	26.348347	20.82		0.45
12/31/2018+	122	6	0.00	21.808438	(6.23	)‡	0.45	21.808438	(6.23	)‡	0.45
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2019	7,946	731	0.00	10.765128	13.66	‡	2.25	11.050000	17.43		0.00
12/31/2018+	1,526	162	0.00	9.395818	(4.51	)‡	1.70	9.410000	(5.43	)‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - April 30, 2018; JNL S&P 500 Index Fund - Class I - April 30, 2018; JNL/American Funds Balanced Fund - Class I - April 30, 2018; JNL/American Funds Blue Chip Income and Growth Fund - Class I - April 30, 2018; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2019	82	7	0.00	11.065864	5.67	‡	0.65	11.040984	17.29		0.45
12/31/2018+	9	1	0.00	9.413801	(5.39	)‡	0.45	9.413801	(5.39	)‡	0.45
JNL/American Funds Global Bond Fund - Class A
12/31/2019	28,096	2,594	0.00	9.529309	4.53		2.81	12.144985	7.19		0.30
12/31/2018	28,859	2,828	0.61	9.116305	(4.36)		2.81	11.330523	(1.91)		0.30
12/31/2017	27,352	2,601	0.33	9.531845	3.61		2.81	11.551505	5.84	‡	0.30
12/31/2016	26,050	2,604	0.00	9.199416	(0.50)		2.81	10.240755	1.11		1.20
12/31/2015	24,592	2,479	1.31	9.246058	(6.89)		2.81	10.128721	(5.38)		1.20
JNL/American Funds Global Bond Fund - Class I
12/31/2019	30	3	0.00	12.023437	1.20	‡	0.65	12.673988	7.34		0.45
12/31/2018+	27	2	2.59	11.807275	(1.78	)‡	0.45	11.807275	(1.78	)‡	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2019	28,703	1,604	0.00	17.003111	32.27		2.00	19.284081	34.95		0.00
12/31/2018	15,785	1,170	0.33	12.854504	(14.03	)‡	2.00	14.290153	(9.31)		0.00
12/31/2017	11,479	761	0.70	14.935424	29.45		1.25	15.757266	27.18	‡	0.00
12/31/2016	6,482	558	0.00	11.537266	(0.82)		1.25	11.690078	(0.42)		0.85
12/31/2015	5,206	445	0.44	11.632279	5.30		1.25	11.739421	5.72		0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2019	335	18	0.00	18.759522	34.51		0.65	17.812442	34.78		0.45
12/31/2018+	71	5	1.53	13.946355	(13.52	)‡	0.65	13.215871	(11.48	)‡	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2019	44,937	2,519	0.00	16.081681	27.78		2.56	20.006829	30.70		0.30
12/31/2018	35,574	2,579	0.11	12.585042	(13.04)		2.56	15.306880	(11.04)		0.30
12/31/2017	38,217	2,438	0.19	14.472391	22.36		2.56	17.206778	21.43	‡	0.30
12/31/2016	29,090	2,299	0.00	11.827682	(0.81)		2.56	12.949356	0.55		1.20
12/31/2015	28,735	2,277	0.00	11.923689	(2.57)		2.56	12.878624	(1.24)		1.20
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2019	124	6	0.00	19.776525	8.84	‡	0.65	20.845645	30.85		0.45
12/31/2018+	26	2	0.70	15.930988	(12.14	)‡	0.45	15.930988	(12.14	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Global Bond Fund - Class I - April 30, 2018; JNL/American Funds Global Growth Fund - Class I - April 30, 2018; JNL/American Funds Global Small Capitalization Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class A
12/31/2019	139,861	7,868	0.00	14.443881	5.35	‡	4.20	19.937405	23.37		0.00
12/31/2018	105,778	7,216	0.00	13.406479	(8.54	)‡	2.80	16.161221	(5.39)		0.00
12/31/2017	95,249	6,067	0.00	14.893066	17.73		2.42	17.081723	13.32	‡	0.00
12/31/2016	60,576	4,592	0.00	12.650225	4.90		2.42	13.454302	6.29		1.10
12/31/2015	43,553	3,497	1.12	12.059572	(2.03)		2.42	12.658356	(4.92	)‡	1.10
JNL/American Funds Growth Allocation Fund - Class I
12/31/2019	113	6	0.00	19.248838	22.91		0.65	19.005876	23.16		0.45
12/31/2018+	67	4	0.00	15.661396	(2.02	)‡	0.65	15.432372	(6.73	)‡	0.45
JNL/American Funds Growth Fund - Class A
12/31/2019	86,756	3,361	0.00	23.925630	27.36		2.30	28.695198	30.32		0.00
12/31/2018	40,042	1,965	0.00	18.786502	(13.95	)‡	2.30	22.019254	(0.61)		0.00
12/31/2017	27,868	1,336	0.00	20.580325	26.29		1.25	22.153666	23.67	‡	0.00
12/31/2016	17,786	1,080	0.00	16.296136	7.68		1.25	16.618206	8.11		0.85
12/31/2015	14,176	929	0.57	15.134524	5.12		1.25	15.372191	5.54		0.85
JNL/American Funds Growth Fund - Class I
12/31/2019	366	13	0.00	27.678526	15.68	‡	0.65	28.230990	30.23		0.40
12/31/2018+	193	9	0.00	21.308285	(5.25	)‡	0.45	21.677913	(11.12	)‡	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2019	427,858	16,701	0.00	22.425855	22.19		2.80	29.397385	25.66		0.00
12/31/2018	334,846	16,212	0.00	18.353938	(4.88)		2.80	23.395266	(2.16)		0.00
12/31/2017	312,996	14,627	0.00	19.294639	18.52		2.80	23.911582	18.56	‡	0.00
12/31/2016	221,610	12,445	0.00	16.279809	3.70	‡	2.80	18.539479	10.15		0.85
12/31/2015	169,248	10,413	0.79	15.365214	(1.44)		2.46	16.831668	0.16		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2019	1,573	55	0.00	28.206779	25.22		0.65	28.896977	25.53		0.40
12/31/2018+	600	25	0.00	22.526657	(3.87	)‡	0.65	23.020233	(9.89	)‡	0.40
JNL/American Funds International Fund - Class A
12/31/2019	104,569	6,872	0.00	13.627658	19.31		2.60	17.511911	22.45		0.00
12/31/2018	92,421	7,330	0.88	11.421698	(15.76)		2.60	14.301205	(13.53)		0.00
12/31/2017	102,065	6,906	0.70	13.558378	28.27		2.60	16.539298	26.87	‡	0.00
12/31/2016	61,369	5,399	0.00	10.570100	0.46		2.60	11.873109	2.23		0.85
12/31/2015	53,202	4,760	0.88	10.521271	(7.28)		2.60	11.614360	(5.65)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds Growth Fund - Class I - April 30, 2018; JNL/American Funds Growth-Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class I
12/31/2019	275	16	0.00	16.827274	22.01		0.65	17.737188	22.26		0.45
12/31/2018+	225	16	2.91	13.791186	(1.64	)‡	0.65	14.507635	(14.78	)‡	0.45
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2019	147,102	9,353	0.00	12.737887	3.87	‡	4.20	17.582562	18.65		0.00
12/31/2018	121,943	9,076	0.00	12.292972	(6.82	)‡	2.80	14.818989	(4.57)		0.00
12/31/2017	119,720	8,393	0.00	13.537405	10.15	‡	2.42	15.528133	10.05	‡	0.00
12/31/2016	89,820	7,191	0.00	12.001707	4.81		2.40	12.660686	6.01		1.25
12/31/2015	64,398	5,454	1.28	11.451350	0.00	‡	2.40	11.942954	(1.39)		1.25
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2019	56	3	0.00	16.807533	18.46		0.45	16.807533	18.46		0.45
12/31/2018+	—	—	0.00	14.188945	(5.03	)‡	0.45	14.188945	(5.03	)‡	0.45
JNL/American Funds New World Fund - Class A
12/31/2019	78,394	5,436	0.00	9.814195	21.80		5.50	16.226364	28.30		0.30
12/31/2018	60,970	5,366	0.55	8.057669	(17.52	)‡	5.50	12.647117	(14.67)		0.30
12/31/2017	65,835	4,889	0.32	11.378199	11.53	‡	3.75	14.821712	24.52	‡	0.30
12/31/2016	42,808	4,039	0.00	9.922050	2.27		2.56	10.862749	3.67		1.20
12/31/2015	37,690	3,677	0.87	9.701383	(6.01)		2.56	10.478207	(4.72)		1.20
JNL/American Funds New World Fund - Class I
12/31/2019	300	18	0.00	16.046173	14.37	‡	0.65	16.913545	28.42		0.45
12/31/2018+	56	4	1.64	13.170323	(14.49	)‡	0.45	13.170323	(14.49	)‡	0.45
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2019+	2,946	278	0.00	10.572458	5.04	‡	2.30	10.700000	7.00	‡	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2019+	—	—	0.00	10.684941	6.85	‡	0.45	10.684941	6.85	‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - April 30, 2018; JNL/American Funds Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds New World Fund - Class I - April 30, 2018; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019; JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2019	33,467	1,908	0.00	14.828382	22.45	2.81	21.342601	25.94		0.00
12/31/2018	32,323	2,295	0.44	12.110074	(15.77)	2.81	16.947136	(13.36)		0.00
12/31/2017	40,566	2,457	0.61	14.378114	19.58	2.81	19.560512	21.01	‡	0.00
12/31/2016	32,788	2,402	0.31	12.023454	4.95	2.81	14.614115	7.02		0.85
12/31/2015	37,637	2,936	0.00	11.456501	(4.45)	2.81	13.655452	(2.56)		0.85
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2019	—	—	0.00	21.746366	25.82	0.45	21.746366	25.82		0.45
12/31/2018+	—	—	0.00	17.284227	(11.24)‡	0.45	17.284227	(11.24	)‡	0.45
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2019	8,348	932	0.00	8.053500	(2.16)	2.32	9.772439	0.13		0.00
12/31/2018	9,523	1,054	0.00	8.231682	(11.41)	2.32	9.759578	(9.32)		0.00
12/31/2017	11,307	1,123	0.00	9.291875	(3.55)	2.32	10.762580	(1.88	)‡	0.00
12/31/2016	13,526	1,313	4.15	9.634346	(10.66)	2.32	10.420820	(9.34)		0.85
12/31/2015	13,833	1,215	9.65	10.783332	(7.76)‡	2.32	11.493821	1.33		0.85
JNL/BlackRock Advantage International Fund - Class A
12/31/2019+	97	9	1.22	10.494789	11.30 ‡	1.65	10.585402	5.85	‡	0.00
JNL/BlackRock Advantage International Fund - Class I
12/31/2019+	7	1	2.29	10.577025	5.77 ‡	0.45	10.577025	5.77	‡	0.45
JNL/BlackRock Global Allocation Fund - Class A
12/31/2019	175,605	12,403	0.00	12.734106	14.73	2.56	16.125218	17.71		0.00
12/31/2018	165,827	13,603	0.70	11.098800	(9.97)	2.56	13.699175	(7.62)		0.00
12/31/2017	190,065	14,207	1.58	12.327659	10.96	2.56	14.829178	12.14	‡	0.00
12/31/2016	175,942	14,784	0.39	11.109566	1.35	2.56	12.355962	3.09		0.85
12/31/2015	170,802	14,721	2.12	10.961929	(3.84)	2.56	11.985592	(2.18)		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2019	82	6	0.00	15.503390	10.00 ‡	0.65	16.294561	17.55		0.45
12/31/2018+	10	1	0.00	13.862154	(6.73)‡	0.45	13.862154	(6.73	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - April 30, 2018; JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/BlackRock Advantage International Fund - Class I - June 24, 2019; JNL/BlackRock Global Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2019	39,911	5,168	0.00	6.264276	11.33	3.06	9.312459	14.79		0.00
12/31/2018	38,329	5,618	1.93	5.626800	(19.77)	3.06	8.112624	(17.27)		0.00
12/31/2017	50,474	6,047	0.92	7.013664	(5.82)	3.06	9.805772	(3.22	)‡	0.00
12/31/2016	57,142	6,565	0.78	7.447066	22.72	3.06	9.279231	25.46		0.85
12/31/2015	42,216	6,050	0.49	6.068285	(26.04)	3.06	7.396392	(24.39)		0.85
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2019	—	—	0.00	9.029379	8.32 ‡	0.45	9.029379	8.32	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00	‡	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2019	235,864	3,296	0.00	50.532403	28.46	2.95	97.078302	31.90		0.30
12/31/2018	168,776	3,097	0.00	39.337835	(1.09)	2.95	73.597577	1.58	‡	0.30
12/31/2017	147,933	2,748	0.00	39.772544	29.75	2.95	68.467040	5.43	‡	0.55
12/31/2016	107,743	2,655	0.00	30.654047	(2.46)	2.95	44.764329	(0.75)		1.20
12/31/2015	63,323	1,572	0.00	31.428639	3.14	2.95	45.101406	4.97		1.20
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2019	758	7	0.00	94.679703	28.70 ‡	0.65	100.697030	32.20		0.40
12/31/2018+	192	2	0.00	83.249802	(5.56)‡	0.45	76.169026	(12.07	)‡	0.40
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2019	2,281	222	0.00	9.973614	3.12	1.65	10.884336	4.84		0.00
12/31/2018	2,051	206	0.00	9.671423	(7.42)‡	1.65	10.381848	(9.51)		0.00
12/31/2017	2,008	181	0.00	11.011249	6.35	1.25	11.473191	7.16	‡	0.00
12/31/2016	1,700	163	0.00	10.353723	0.69	1.25	10.449005	1.10		0.85
12/31/2015	1,855	180	0.00	10.282456	4.67	1.25	10.335772	5.09		0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2019	70	7	0.00	10.476055	4.65	0.45	10.476055	4.65		0.45
12/31/2018+	65	6	0.00	10.010500	(7.32)‡	0.45	10.010500	(7.32	)‡	0.45
JNL/Causeway International Value Select Fund - Class A
12/31/2019	41,381	2,697	2.87	9.494478	14.69	3.67	21.161334	18.97		0.00
12/31/2018	38,422	2,944	1.61	8.278617	(20.50)	3.67	17.786489	(17.51)		0.00
12/31/2017	43,675	2,724	1.05	10.413248	23.85	3.67	21.562141	23.61	‡	0.00
12/31/2016	33,489	2,654	1.20	8.407950	(3.59)	3.67	13.901670	4.91	‡	1.00
12/31/2015	34,218	2,679	3.35	8.720820	(7.03)	3.67	13.793209	(4.61)		1.10

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - April 30, 2018; JNL/Boston Partners Global Long Short Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Causeway International Value Select Fund - Class I
12/31/2019	58	3	3.72	21.946289	18.76		0.45	21.946289	18.76		0.45
12/31/2018+	4	0	0.00	18.479208	(16.51	)‡	0.45	18.479208	(16.51	)‡	0.45
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2019	28,922	2,093	0.00	13.486651	28.47		2.46	14.258641	31.66		0.00
12/31/2018	6,289	591	0.00	10.497771	(2.62)		2.46	10.829991	(0.18)		0.00
12/31/2017+	572	53	0.00	10.780684	(0.99	)‡	2.46	10.850000	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2019	358	25	0.00	14.130593	31.07		0.65	14.210628	31.40		0.40
12/31/2018+	152	14	0.00	10.780966	(3.06	)‡	0.65	10.815106	(13.09	)‡	0.40
JNL/Crescent High Income Fund - Class A
12/31/2019	9,131	802	0.00	10.949215	7.68		2.31	11.921873	10.20		0.00
12/31/2018	5,334	511	4.93	10.167954	(4.34)		2.31	10.818576	(2.09)		0.00
12/31/2017	4,357	404	2.16	10.629046	0.66	‡	2.31	11.049517	4.04	‡	0.00
12/31/2016+	3,045	291	0.00	10.407317	3.70	‡	2.00	10.479592	4.80	‡	1.00
JNL/Crescent High Income Fund - Class I
12/31/2019	23	2	0.00	11.605072	10.00		0.45	11.605072	10.00		0.45
12/31/2018+	21	2	18.20	10.550316	(1.96	)‡	0.45	10.550316	(1.96	)‡	0.45
JNL/DFA Growth Allocation Fund - Class A
12/31/2019	12,656	1,089	1.55	11.459041	19.17		1.90	11.739679	20.25		1.00
12/31/2018	7,640	787	0.00	9.615641	(12.34)		1.90	9.762919	(11.54)		1.00
12/31/2017+	2,240	204	6.46	10.969135	5.77	‡	1.90	11.036799	9.24	‡	1.00
JNL/DFA Growth Allocation Fund - Class I
12/31/2019	44	4	1.54	11.940887	21.06		0.65	12.141457	21.30		0.45
12/31/2018+	37	4	0.00	9.863824	(0.63	)‡	0.65	10.009384	(9.73	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Causeway International Value Select Fund - Class I - April 30, 2018; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - April 30, 2018; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - April 30, 2018; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2019+	762	71	0.00	10.727453	11.21	‡	1.65	10.820000	8.20	‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2019+	—	—	0.00	10.814640	8.15	‡	0.45	10.814640	8.15	‡	0.45
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2019	11,325	989	1.62	11.281949	16.17		1.90	11.558186	17.22		1.00
12/31/2018	8,345	851	0.00	9.711827	(9.67)		1.90	9.860479	(8.85)		1.00
12/31/2017+	5,190	481	4.69	10.751452	4.35	‡	1.90	10.817653	6.13	‡	1.00
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2019	—	—	0.00	11.951007	18.23		0.45	11.951007	18.23		0.45
12/31/2018+	—	—	0.00	10.108200	(6.96	)‡	0.45	10.108200	(6.96	)‡	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2019	70,508	1,773	0.00	24.757122	25.16		3.45	55.237664	29.55		0.00
12/31/2018	55,419	1,781	0.92	19.780636	(10.89)		3.45	42.639600	(7.75)		0.00
12/31/2017	62,241	1,831	0.89	22.199175	16.17		3.45	46.223769	18.81	‡	0.00
12/31/2016	50,897	1,782	1.02	19.109916	10.17		3.45	32.354345	13.06		0.85
12/31/2015	38,576	1,523	0.92	17.346364	(5.41)		3.45	28.618220	(2.93)		0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2019	132	2	0.00	49.933233	29.15		0.65	57.510538	29.41		0.45
12/31/2018+	24	1	0.00	38.662883	(1.68	)‡	0.65	44.440987	(7.29	)‡	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2019	9,695	512	0.49	17.498801	12.36	‡	2.25	20.627155	21.36		0.00
12/31/2018	5,251	330	0.40	15.171723	(19.93	)‡	1.80	16.996642	(13.68)		0.00
12/31/2017	3,955	212	0.22	18.427749	8.79		1.25	19.689788	12.47	‡	0.00
12/31/2016	2,898	170	0.17	16.938951	25.18		1.25	17.232673	25.68		0.85
12/31/2015	2,124	156	0.00	13.531821	(6.02)		1.25	13.711652	(5.64)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/DFA U.S. Core Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2019	22	2	1.52	10.794894	21.26		0.45	10.794894	21.26		0.45
12/31/2018+	5	1	1.55	8.902580	(12.70	)‡	0.45	8.902580	(12.70	)‡	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2019	202,863	9,405	2.65	8.888847	2.04		5.50	29.561036	7.81		0.00
12/31/2018	205,261	10,152	1.00	8.710993	(2.70	)‡	5.50	27.419048	(0.45)		0.00
12/31/2017	230,203	11,211	0.34	12.458107	1.27		4.00	27.541919	4.97	‡	0.00
12/31/2016	222,921	11,316	0.39	12.301830	(1.29)		4.00	22.265574	1.86		0.85
12/31/2015	224,766	11,614	2.88	12.462997	(3.53)		4.00	21.859627	(0.44)		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2019	268	10	4.63	26.861458	1.37	‡	0.65	30.646072	7.75		0.45
12/31/2018+	42	1	3.67	28.443038	0.84	‡	0.45	28.443038	0.84	‡	0.45
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2019	2,299	197	0.00	11.215343	1.52	‡	2.25	12.185008	11.38		0.00
12/31/2018	1,234	116	0.00	10.423412	(0.62	)‡	1.80	10.939750	(2.81)		0.00
12/31/2017	748	68	0.70	11.021847	5.97		1.25	11.255478	6.59	‡	0.00
12/31/2016+	306	29	0.00	10.401099	3.77	‡	1.25	10.429403	(1.23	)‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2019	56	6	0.00	11.994600	11.17		0.45	11.994600	11.17		0.45
12/31/2018+	38	4	11.04	10.789115	(0.57	)‡	0.45	10.789115	(0.57	)‡	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2019	87,980	4,609	0.00	18.356624	30.59		2.32	20.263654	33.66		0.00
12/31/2018	45,992	3,176	0.88	14.056658	(6.71)		2.32	15.161123	(4.51)		0.00
12/31/2017	33,519	2,177	0.00	15.067825	6.75	‡	2.32	15.877021	18.56	‡	0.00
12/31/2016	3,608	280	1.34	12.863332	17.42		1.25	12.928069	17.89		0.85
12/31/2015+	590	54	0.00	10.954685	3.11	‡	1.25	10.965968	(2.27	)‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2019	448	24	0.00	19.898757	17.41	‡	0.65	19.028092	33.48		0.45
12/31/2018+	56	4	2.54	14.255233	(4.20	)‡	0.45	14.255233	(4.20	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA U.S. Small Cap Fund - Class I - April 30, 2018; JNL/DoubleLine Core Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Total Return Fund - Class A
12/31/2019	98,725	8,671	0.00	10.592416	3.06		2.46	12.365246	5.62		0.00
12/31/2018	91,579	8,392	3.58	10.278266	(0.68)		2.46	11.706944	1.80		0.00
12/31/2017	76,368	7,026	2.84	10.349047	1.54		2.46	11.499566	4.06	‡	0.00
12/31/2016	61,539	5,815	1.88	10.192255	(0.42)		2.46	10.746292	1.19		0.85
12/31/2015	28,618	2,721	2.32	10.235384	(1.17	)‡	2.46	10.619877	0.83		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2019	217	18	0.00	12.025504	4.84	‡	0.65	11.624579	5.53		0.45
12/31/2018+	43	4	10.27	11.015670	2.56	‡	0.45	11.015670	2.56	‡	0.45
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2019	4,747	426	2.11	10.522526	10.06	‡	2.05	12.065986	14.64		0.00
12/31/2018	2,936	295	0.00	9.721260	(3.43	)‡	1.40	10.525429	(7.54)		0.00
12/31/2017	2,825	260	3.84	10.738783	3.84		1.25	11.384134	5.26	‡	0.00
12/31/2016	2,250	216	5.34	10.341168	5.14		1.25	10.494169	5.56		0.85
12/31/2015	1,374	139	6.87	9.835931	0.74		1.25	9.941726	(1.14	)‡	0.85
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2019	—	—	0.00	10.361261	14.38		0.45	10.361261	14.38		0.45
12/31/2018+	—	—	0.00	9.058320	(7.70	)‡	0.45	9.058320	(7.70	)‡	0.45
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2019	14,540	988	0.00	13.722531	6.35	‡	2.00	16.074076	21.62		0.00
12/31/2018	12,063	984	1.16	11.551672	(11.09	)‡	1.95	13.216462	(10.28)		0.00
12/31/2017	12,381	894	1.77	13.247449	2.47	‡	1.80	14.731444	10.20	‡	0.00
12/31/2016	10,560	842	2.74	12.414316	6.75		1.25	12.659853	7.18		0.85
12/31/2015	11,651	994	1.99	11.629381	(4.41)		1.25	11.812166	(4.03)		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2019	—	—	0.00	13.604181	21.43		0.45	13.604181	21.43		0.45
12/31/2018+	—	—	0.00	11.203386	(7.77	)‡	0.45	11.203386	(7.77	)‡	0.45
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2019	58,076	2,182	1.76	17.163194	5.68		3.30	35.940973	8.90		0.30
12/31/2018	55,159	2,236	2.46	16.240550	(4.80)		3.30	33.003716	(1.89)		0.30
12/31/2017	65,292	2,568	2.05	17.059743	(0.31)		3.30	33.638281	2.56	‡	0.30
12/31/2016	62,752	2,512	2.51	17.113297	(1.21)		3.30	27.545372	0.98		1.10
12/31/2015	60,732	2,456	1.98	17.322827	(2.87)		3.30	27.277521	(0.71)		1.10

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Total Return Fund - Class I - April 30, 2018; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - April 30, 2018; JNL/FAMCO Flex Core Covered Call Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2019	29	1	1.90	34.729233	7.37	‡	0.65	40.349543	9.07		0.45
12/31/2018+	—	—	0.00	36.994925	0.70	‡	0.45	36.994925	0.70	‡	0.45
JNL/First State Global Infrastructure Fund - Class A
12/31/2019	67,991	3,906	0.00	15.996818	23.84		2.46	19.503654	26.92		0.00
12/31/2018	61,569	4,428	3.09	12.917768	(8.68)		2.46	15.367090	(6.40)		0.00
12/31/2017	73,462	4,876	1.84	14.146369	7.24		2.46	16.417453	8.64	‡	0.00
12/31/2016	66,179	4,761	2.60	13.191223	9.84		2.46	14.310153	11.63		0.85
12/31/2015	52,589	4,197	1.73	12.009328	(20.53)		2.46	12.818939	(19.24)		0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2019	12	1	0.00	19.655448	26.67		0.45	19.655448	26.67		0.45
12/31/2018+	—	—	0.00	15.516892	(5.30	)‡	0.45	15.516892	(5.30	)‡	0.45
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2019	70,520	4,839	0.00	9.654079	14.51		5.50	16.977400	20.98		0.00
12/31/2018	66,311	5,435	1.43	8.431041	(10.57	)‡	5.50	14.033121	(8.81)		0.00
12/31/2017	85,057	6,261	0.94	11.291199	3.50	‡	3.75	15.389613	10.11	‡	0.00
12/31/2016	85,557	6,899	1.08	11.301545	0.81		2.81	13.028217	2.80		0.85
12/31/2015	98,690	8,128	0.68	11.211279	(11.67)		2.81	12.673972	(9.92)		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2019	47	3	0.00	16.235295	3.66	‡	0.65	17.179635	20.79		0.45
12/31/2018+	—	—	0.00	14.222349	(7.33	)‡	0.45	14.222349	(7.33	)‡	0.45
JNL/Franklin Templeton Global Fund - Class A
12/31/2019	29,238	2,445	0.00	9.927112	11.22		2.92	13.939444	14.17		0.30
12/31/2018	27,919	2,637	1.88	8.925610	(17.27)		2.92	12.208986	(15.06)		0.30
12/31/2017	34,274	2,721	1.65	10.789212	14.19		2.92	14.374366	14.97	‡	0.30
12/31/2016	30,074	2,769	2.07	9.448472	7.41		2.92	11.212542	9.27		1.20
12/31/2015	28,795	2,894	2.34	8.796670	(9.12)		2.92	10.261495	(7.54)		1.20
JNL/Franklin Templeton Global Fund - Class I
12/31/2019	6	0	0.00	14.759947	14.39		0.45	14.759947	14.39		0.45
12/31/2018+	6	0	5.63	12.903277	(14.47	)‡	0.45	12.903277	(14.47	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - April 30, 2018; JNL/First State Global Infrastructure Fund - Class I - April 30, 2018; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - April 30, 2018; JNL/Franklin Templeton Global Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2019	42,174	3,667	9.40	10.425139	(1.60)	2.56	12.812674	0.95		0.00
12/31/2018	43,472	3,773	0.00	10.594415	(1.81)	2.56	12.691592	0.75		0.00
12/31/2017	43,426	3,748	0.00	10.790229	0.96	2.56	12.597651	4.38	‡	0.00
12/31/2016	41,352	3,652	0.03	10.687553	3.95 ‡	2.56	11.651996	2.94		0.85
12/31/2015	42,800	3,871	8.68	10.604347	(6.48)	2.46	11.319229	(4.96)		0.85
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2019	36	3	16.47	12.917245	0.84	0.45	12.917245	0.84		0.45
12/31/2018+	15	1	0.00	12.809779	(1.21)‡	0.45	12.809779	(1.21	)‡	0.45
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2019	72,169	5,139	0.00	11.700840	14.32	2.92	16.429867	17.35		0.30
12/31/2018	72,264	5,972	0.00	10.235163	(12.07)	2.92	14.000143	(9.72)		0.30
12/31/2017	88,605	6,533	0.00	11.639981	8.55	2.92	15.507721	9.95	‡	0.30
12/31/2016	84,938	6,907	0.00	10.722914	10.17	2.92	12.724823	12.08		1.20
12/31/2015	85,001	7,726	1.57	9.732670	(8.89)	2.92	11.353265	(7.31)		1.20
JNL/Franklin Templeton Growth Allocation Fund - Class I
12/31/2019	101	7	0.00	16.041309	8.62 ‡	0.65	14.838413	17.50		0.45
12/31/2018+	—	—	0.00	12.628305	(8.71)‡	0.45	12.628305	(8.71	)‡	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2019	151,042	8,943	0.00	13.526021	12.59	3.06	20.550597	16.09		0.00
12/31/2018	143,553	9,744	4.41	12.013610	(7.21)	3.06	17.702639	(4.31)		0.00
12/31/2017	164,243	10,530	3.81	12.946994	6.63	3.06	18.499963	9.06	‡	0.00
12/31/2016	156,295	10,878	4.70	12.142364	10.69	3.06	15.369419	13.15		0.85
12/31/2015	141,626	11,093	4.18	10.969979	(10.15)	3.06	13.582740	(8.15)		0.85
JNL/Franklin Templeton Income Fund - Class I
12/31/2019	143	7	0.00	19.363927	6.95 ‡	0.65	20.948050	15.82		0.45
12/31/2018+	5	0	6.11	18.086937	(3.40)‡	0.45	18.086937	(3.40	)‡	0.45
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2019	41,823	3,533	0.61	10.242202	15.30	2.65	14.096992	18.39		0.00
12/31/2018	36,709	3,618	2.31	8.882861	(21.89)	2.65	11.906898	(19.78)		0.00
12/31/2017	48,550	3,791	1.04	11.371646	28.84	2.65	14.842893	29.06	‡	0.00
12/31/2016	31,695	3,235	1.53	8.826096	(3.74)	2.65	10.387134	(2.01)		0.85
12/31/2015	31,890	3,176	0.92	9.169448	1.10	2.65	10.599748	2.93		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Global Multisector Bond Fund - Class I - April 30, 2018; JNL/Franklin Templeton Growth Allocation Fund - Class I - April 30, 2018; JNL/Franklin Templeton Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2019	34	2	1.41	14.353196	18.32		0.45	14.353196	18.32		0.45
12/31/2018+	—	—	0.00	12.130900	(19.03	)‡	0.45	12.130900	(19.03	)‡	0.45
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2019	44,052	2,936	0.00	13.078240	19.86		2.56	17.526729	22.60		0.30
12/31/2018	39,869	3,222	1.15	10.911070	(11.34)		2.56	14.295732	(9.30)		0.30
12/31/2017	49,101	3,557	2.95	12.306247	5.38		2.56	15.761278	6.48	‡	0.30
12/31/2016	47,838	3,696	2.47	11.677618	12.76		2.56	13.370309	14.30		1.20
12/31/2015	43,430	3,826	3.38	10.355809	(7.07)		2.56	11.697168	(5.80)		1.20
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2019	58	3	0.00	17.238112	11.05	‡	0.65	18.563490	22.88		0.45
12/31/2018+	—	—	0.00	15.107357	(8.10	)‡	0.45	15.107357	(8.10	)‡	0.45
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2019	9,063	664	0.00	11.507081	10.00		2.81	15.779208	13.13		0.00
12/31/2018	9,057	742	0.23	10.461408	(11.01)		2.81	13.947812	(8.46)		0.00
12/31/2017	10,787	801	0.00	11.755693	11.92		2.81	15.236782	13.96	‡	0.00
12/31/2016	9,547	808	0.00	10.503728	6.04		2.81	12.342607	8.13		0.85
12/31/2015	9,817	896	0.00	9.905667	(14.76)		2.81	11.414527	(13.07)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2019	4,249	406	0.68	10.275916	5.76	‡	2.30	10.825771	21.09		0.00
12/31/2018	766	87	0.00	8.716601	1.68	‡	2.00	8.940000	(14.94)		0.00
12/31/2017+	24	2	0.00	10.475920	3.04	‡	1.25	10.510000	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2019	11	1	0.42	10.740565	20.60		0.65	10.788882	20.83		0.45
12/31/2018+	3	0	0.00	8.906161	5.02	‡	0.65	8.928999	(13.25	)‡	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2019	25,228	2,172	1.56	10.969439	24.54		2.46	12.308602	27.64		0.00
12/31/2018	21,064	2,285	0.66	8.807995	(23.14)		2.46	9.643099	(21.22)		0.00
12/31/2017	29,555	2,495	0.05	11.460438	1.44	‡	2.46	12.240438	18.42	‡	0.00
12/31/2016	1,169	119	1.00	9.756741	11.06		1.25	9.822317	11.50		0.85
12/31/2015+	883	100	0.00	8.785144	(12.10	)‡	1.25	8.808979	4.24	‡	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton International Small Cap Fund - Class I - April 30, 2018; JNL/Franklin Templeton Mutual Shares Fund - Class I - April 30, 2018; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - April 30, 2018; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2019	69	6	2.00	12.054306	20.98	‡	0.65	11.835236	27.35		0.45
12/31/2018+	29	3	2.41	9.293178	(18.73	)‡	0.45	9.293178	(18.73	)‡	0.45
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2019	1,530	133	1.60	11.433291	2.36	‡	2.05	11.762031	25.26		0.00
12/31/2018+	51	5	0.00	9.330721	(1.52	)‡	1.65	9.390000	(6.10	)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2019	86	7	0.88	11.739713	25.11		0.45	11.739713	25.11		0.45
12/31/2018+	72	8	0.00	9.383788	(6.16	)‡	0.45	9.383788	(6.16	)‡	0.45
JNL/Invesco China-India Fund - Class A
12/31/2019	50,668	5,203	0.21	8.277460	11.74		2.81	11.622834	14.92		0.00
12/31/2018	45,966	5,358	0.40	7.407989	(19.42)		2.81	10.113765	(17.12)		0.00
12/31/2017	57,110	5,446	0.28	9.193877	48.11		2.81	12.202336	45.78	‡	0.00
12/31/2016	34,000	4,875	1.02	6.207293	(6.07)		2.81	7.415794	(4.22)		0.85
12/31/2015	28,450	3,887	0.90	6.608352	(7.67)		2.81	7.742140	(16.76	)‡	0.85
JNL/Invesco China-India Fund - Class I
12/31/2019	29	3	0.81	11.031885	6.51	‡	0.65	11.301848	14.67		0.45
12/31/2018+	7	1	0.00	9.856118	0.00	‡	0.45	9.856118	0.00	‡	0.45
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2019	7,960	692	2.52	11.325722	21.33		2.05	11.864320	23.84		0.00
12/31/2018	3,127	332	0.47	9.334579	(7.16	)‡	2.05	9.579978	(7.26)		0.00
12/31/2017+	621	60	0.00	10.281666	2.60	‡	1.80	10.330000	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2019	—	—	0.00	11.835475	23.72		0.45	11.835475	23.72		0.45
12/31/2018+	—	—	0.00	9.566155	(4.94	)‡	0.45	9.566155	(4.94	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Harris Oakmark Global Equity Fund - Class I - April 30, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco China-India Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class A
12/31/2019	80,383	4,024	0.00	15.753811	18.83	3.06	24.677113	22.52		0.00
12/31/2018	72,529	4,396	3.88	13.257436	(9.21)	3.06	20.140701	(6.38)		0.00
12/31/2017	83,511	4,673	3.12	14.602943	6.88	3.06	21.512721	9.50	‡	0.00
12/31/2016	78,480	4,775	2.04	13.663010	(0.65)	3.06	17.679823	1.56		0.85
12/31/2015	72,203	4,444	2.88	13.753062	(3.95)	3.06	17.408382	(1.80)		0.85
JNL/Invesco Global Real Estate Fund - Class I
12/31/2019	71	3	0.00	23.159834	6.23 ‡	0.65	23.849700	5.25	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00	‡	0.00
JNL/Invesco International Growth Fund - Class A
12/31/2019	67,145	2,750	1.71	16.391361	24.28	3.06	34.840287	28.14		0.00
12/31/2018	60,313	3,118	1.98	13.188855	(17.65)	3.06	27.188400	(15.08)		0.00
12/31/2017	74,247	3,222	1.45	16.015970	19.49	3.06	32.015525	20.51	‡	0.00
12/31/2016	58,020	3,076	1.81	13.403170	(4.16)	3.06	21.620099	(2.03)		0.85
12/31/2015	49,732	2,574	1.89	13.985391	(4.98)	3.06	22.067470	(2.86)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2019	111	3	2.01	37.011673	27.94	0.45	33.880636	28.01		0.40
12/31/2018+	88	3	5.47	28.928266	(13.47)‡	0.45	26.467818	(11.66	)‡	0.40
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2019	144,777	3,923	0.00	24.897644	20.01	3.60	47.897105	24.41		0.00
12/31/2018	122,126	4,060	0.00	20.746462	(12.34)	3.60	38.499898	(9.11)		0.00
12/31/2017	126,619	3,781	0.00	23.668301	20.56	3.60	42.360544	23.28	‡	0.00
12/31/2016	91,053	3,355	0.00	19.632318	7.58	3.60	29.794995	10.57		0.85
12/31/2015	77,052	3,131	0.00	18.249863	(5.27)	3.60	26.947593	(2.63)		0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2019	302	6	0.00	44.238407	24.01	0.65	49.283963	24.26		0.45
12/31/2018+	108	3	0.00	35.672386	(7.36)‡	0.65	39.661561	(12.30	)‡	0.45
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2019+	4,662	377	0.00	11.843717	4.79 ‡	1.75	13.081381	17.78	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - August 13, 2018; JNL/Invesco International Growth Fund - Class I - April 30, 2018; JNL/Invesco Small Cap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2019+	—	—	0.00	13.042565	5.53	‡	0.45	13.042565	5.53	‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2019	9,275	870	0.00	10.548100	8.43	‡	2.05	10.851600	13.00		0.00
12/31/2018+	592	62	0.58	9.542978	(5.06	)‡	1.65	9.603566	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2019	49	5	0.00	10.818868	12.80		0.45	10.818868	12.80		0.45
12/31/2018+	—	—	0.00	9.590946	(4.09	)‡	0.45	9.590946	(4.09	)‡	0.45
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2019	135,134	2,037	0.00	46.157747	35.89		2.92	94.771883	39.92		0.00
12/31/2018	94,158	1,964	0.00	33.966471	(7.74)		2.92	67.734743	(5.00)		0.00
12/31/2017	93,417	1,841	0.00	36.817745	25.69		2.92	71.297436	26.00	‡	0.00
12/31/2016	67,715	1,715	0.00	29.293110	(2.37)		2.92	45.841372	(0.33)		0.85
12/31/2015	73,189	1,850	0.00	30.003755	0.05		2.92	45.994072	2.14		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2019	251	3	0.00	84.285596	35.88	‡	0.65	97.924497	39.71		0.45
12/31/2018+	11	0	0.00	70.090394	(7.30	)‡	0.45	70.090394	(7.30	)‡	0.45
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2019	64,667	2,972	0.00	11.478273	2.28		4.00	30.747449	6.46		0.00
12/31/2018	58,328	2,819	3.13	11.222159	(3.51)		4.00	28.882557	0.45		0.00
12/31/2017	59,269	2,838	2.66	11.630467	(1.50)		4.00	28.753382	2.43	‡	0.00
12/31/2016	57,407	2,813	1.75	11.807770	(2.52)		4.00	23.337033	0.59		0.85
12/31/2015	48,575	2,424	2.31	12.113161	(3.48)		4.00	23.200167	(1.04	)‡	0.85
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2019	355	11	0.00	27.555355	4.09	‡	0.65	32.015066	6.33		0.45
12/31/2018+	10	0	0.00	30.108345	2.17	‡	0.45	30.108345	2.17	‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018; JNL/JPMorgan MidCap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard Emerging Markets Fund - Class A
12/31/2019	35,004	2,468	2.05	11.271844	14.30	3.06	17.125830	17.85		0.00
12/31/2018	30,664	2,505	1.55	9.862018	(20.82)	3.06	14.532268	(18.35)		0.00
12/31/2017	33,532	2,209	1.25	12.455435	24.73	3.06	17.797696	25.27	‡	0.00
12/31/2016	28,329	2,381	2.22	9.985586	15.70	3.06	12.639572	18.27		0.85
12/31/2015	25,690	2,549	3.05	8.630951	(21.14)	3.06	10.686731	(19.38)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2019	140	8	2.41	17.451548	17.64	0.45	17.451548	17.64		0.45
12/31/2018+	170	11	4.04	14.834350	(17.38)‡	0.45	14.834350	(17.38	)‡	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2019	4,677	316	0.21	13.968943	19.56	1.95	15.911219	21.91		0.00
12/31/2018	3,737	304	0.20	11.683506	(12.20)‡	1.95	13.051141	(10.19)		0.00
12/31/2017	3,897	281	2.22	13.707598	26.70	1.25	14.531369	25.91	‡	0.00
12/31/2016	3,620	332	1.29	10.819103	(6.30)	1.25	10.979192	(5.93)		0.85
12/31/2015	3,036	262	1.01	11.546871	3.11	1.25	11.671070	(7.68	)‡	0.85
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2019	—	—	0.00	14.520434	21.69	0.45	14.520434	21.69		0.45
12/31/2018+	—	—	0.00	11.932192	(12.03)‡	0.45	11.932192	(12.03	)‡	0.45
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2019	166	15	0.23	11.360124	29.13	1.25	11.558298	30.75		0.00
12/31/2018+	33	4	0.00	8.797745	(4.16)‡	1.25	8.840000	(11.60	)‡	0.00
JNL/Mellon Bond Index Fund - Class A
12/31/2019	86,537	5,701	2.49	9.765694	3.89	3.82	19.392225	7.93		0.00
12/31/2018	66,793	4,700	2.15	9.400141	(4.32)	3.82	17.967179	(0.57)		0.00
12/31/2017	65,798	4,558	1.98	9.824613	(0.83)	3.82	18.070880	2.93	‡	0.00
12/31/2016	58,290	4,126	0.83	9.907125	(1.89)	3.82	15.446324	1.06		0.85
12/31/2015	48,479	3,478	2.05	10.098181	(3.87)	3.82	15.284682	(1.14	)‡	0.85
JNL/Mellon Bond Index Fund - Class I
12/31/2019	110	6	5.35	19.953048	7.88	0.45	19.953048	7.88		0.45
12/31/2018+	—	—	0.00	18.495414	1.84 ‡	0.45	18.495414	1.84	‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard Emerging Markets Fund - Class I - April 30, 2018; JNL/Lazard International Strategic Equity Fund - Class I - April 30, 2018; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/Mellon Bond Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2019	12,496	1,087	0.00	4.945635	19.65		5.50	15.283609	26.42		0.00
12/31/2018	8,980	984	3.98	4.133248	(3.38	)‡	5.50	12.089388	(5.81)		0.00
12/31/2017	11,815	1,208	3.33	6.411690	(1.89	)‡	3.75	12.834789	2.12	‡	0.00
12/31/2016	13,656	1,421	2.73	7.256261	19.84		3.06	10.682603	22.51		0.85
12/31/2015	11,240	1,447	3.61	6.054948	(0.37)		3.06	8.719714	1.86		0.85
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2019	5	0	0.00	15.826072	26.34		0.45	15.826072	26.34		0.45
12/31/2018+	—	—	21.81	12.527010	0.17	‡	0.45	12.527010	0.17	‡	0.45
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2019	92,410	2,594	0.00	22.872411	22.40		3.60	47.780851	26.88		0.00
12/31/2018	74,258	2,613	0.67	18.686283	(4.73)		3.60	37.657471	(1.22)		0.00
12/31/2017	73,245	2,516	1.17	19.614289	17.80		3.60	38.124278	18.85	‡	0.00
12/31/2016	54,713	2,266	0.69	16.650363	2.42		3.60	26.906301	5.26		0.85
12/31/2015	60,047	2,622	0.53	16.257361	2.16		3.60	25.561759	5.00		0.85
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2019	117	2	0.00	43.702711	12.51	‡	0.65	49.418420	26.71		0.45
12/31/2018+	25	1	3.11	38.999746	(4.93	)‡	0.45	38.999746	(4.93	)‡	0.45
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2019	7,677	652	0.00	11.535216	11.28	‡	2.40	12.179900	26.09		0.00
12/31/2018	2,804	295	0.00	9.426694	(10.71)		1.90	9.659979	(8.95)		0.00
12/31/2017+	557	53	0.00	10.557629	4.30	‡	1.90	10.610000	6.10	‡	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2019	45	5	0.00	12.135631	25.82		0.45	12.135631	25.82		0.45
12/31/2018+	23	2	0.00	9.644896	1.69	‡	0.45	9.644896	1.69	‡	0.45
JNL/Mellon Dow Index Fund - Class A
12/31/2019	30,504	1,239	0.00	19.953750	21.46		2.46	33.049998	24.48		0.00
12/31/2018	16,029	800	0.00	16.428637	(6.36)		2.46	26.550000	(4.01)		0.00
12/31/2017+	7,846	371	0.00	17.543987	15.08	‡	2.46	27.660000	21.90	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Communication Services Sector Fund - Class I - April 30, 2018; JNL/Mellon Consumer Discretionary Sector Fund - Class I - April 30, 2018; JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class I - April 30, 2018; JNL/Mellon Dow Index Fund - Class A - April 24, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Dow Index Fund - Class I
12/31/2019	72	2	0.00	32.982511	24.37		0.45	32.982511	24.37		0.45
12/31/2018+	—	—	0.00	26.518938	(2.35	)‡	0.45	26.518938	(2.35	)‡	0.45
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2019	79,886	7,209	2.04	10.178536	15.03		2.46	12.496935	17.89		0.00
12/31/2018	74,542	7,812	1.69	8.848765	(17.31)		2.46	10.600316	(15.24)		0.00
12/31/2017	86,978	7,629	0.97	10.701253	32.81		2.46	12.506282	30.86	‡	0.00
12/31/2016	44,587	5,253	1.92	8.057410	7.42		2.46	8.780561	9.16		0.85
12/31/2015	30,412	3,889	1.70	7.500752	(17.35)		2.46	8.043708	(16.01)		0.85
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2019	256	21	2.67	11.803733	12.39	‡	0.90	12.595459	17.67		0.45
12/31/2018+	16	1	6.12	10.704146	(15.76	)‡	0.45	10.704146	(15.76	)‡	0.45
JNL/Mellon Energy Sector Fund - Class A
12/31/2019	87,972	3,202	0.00	12.012894	2.83		5.50	37.124103	8.64		0.00
12/31/2018	81,253	3,169	2.77	11.682706	(25.40	)‡	5.50	34.170271	(20.43)		0.00
12/31/2017	110,228	3,381	2.20	21.453373	5.46	‡	3.75	42.944881	(1.87	)‡	0.00
12/31/2016	111,069	3,266	2.00	23.275798	22.64		3.67	38.127356	26.14		0.85
12/31/2015	73,657	2,726	1.63	18.978638	(26.02)		3.67	30.226149	(23.91)		0.85
JNL/Mellon Energy Sector Fund - Class I
12/31/2019	16	0	0.00	38.429869	8.54		0.45	38.429869	8.54		0.45
12/31/2018+	8	0	12.39	35.406504	(22.65	)‡	0.45	35.406504	(22.65	)‡	0.45
JNL/Mellon Equity Income Fund - Class A
12/31/2019	21,731	922	0.00	21.535756	9.98	‡	2.30	25.829843	28.62		0.00
12/31/2018	14,742	793	1.08	17.491908	(13.71	)‡	2.00	20.082070	(9.61)		0.00
12/31/2017	16,389	785	1.53	19.849689	6.05	‡	1.91	22.216941	14.91	‡	0.00
12/31/2016	14,423	790	1.01	18.067758	17.08		1.25	18.425261	17.55		0.85
12/31/2015	12,552	807	0.89	15.431350	(2.94)		1.25	15.674033	1.98	‡	0.85
JNL/Mellon Equity Income Fund - Class I
12/31/2019	52	3	0.00	19.898818	28.38		0.45	19.898818	28.38		0.45
12/31/2018+	10	1	3.08	15.499712	(8.26	)‡	0.45	15.499712	(8.26	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Dow Index Fund - Class I - April 30, 2018; JNL/Mellon Emerging Markets Index Fund - Class I - April 30, 2018; JNL/Mellon Energy Sector Fund - Class I - April 30, 2018; JNL/Mellon Equity Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Financial Sector Fund - Class A
12/31/2019	115,372	6,258	0.00	8.043483	24.06		5.50	24.857267	31.08		0.00
12/31/2018	98,217	6,873	1.20	6.483462	(16.21	)‡	5.50	18.963956	(13.87)		0.00
12/31/2017	113,825	6,790	0.96	10.998874	14.76	‡	3.75	22.017463	19.91	‡	0.00
12/31/2016	80,812	5,684	1.58	10.730800	20.32		3.10	15.901007	23.05		0.85
12/31/2015	52,080	4,502	1.19	8.918358	(4.14)		3.10	12.922062	(1.96)		0.85
JNL/Mellon Financial Sector Fund - Class I
12/31/2019	64	3	0.00	22.752361	15.73	‡	0.65	25.732214	30.90		0.45
12/31/2018+	29	1	3.32	19.658235	(13.09	)‡	0.45	19.658235	(13.09	)‡	0.45
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2019	287,925	7,520	0.00	24.483947	17.06		3.62	51.411835	21.38		0.00
12/31/2018	247,360	7,750	0.92	20.915012	1.20		3.62	42.356250	4.95		0.00
12/31/2017	240,877	7,827	0.88	20.666885	18.28		3.62	40.357668	20.49	‡	0.00
12/31/2016	191,888	7,553	1.81	17.472134	(7.23)		3.62	28.358986	(4.63)		0.85
12/31/2015	210,768	7,893	0.45	18.834232	2.79		3.62	29.736848	5.67		0.85
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2019	438	9	0.00	44.655194	10.45	‡	0.90	53.161474	21.29		0.45
12/31/2018+	33	1	1.40	43.830851	4.29	‡	0.45	43.830851	4.29	‡	0.45
JNL/Mellon Index 5 Fund - Class A
12/31/2019	114,749	6,624	0.00	14.941592	18.14		2.70	21.023745	21.36		0.00
12/31/2018	75,264	5,192	0.00	12.647603	(10.26)		2.70	17.322744	(7.80)		0.00
12/31/2017	89,323	5,603	0.00	14.094008	12.24		2.70	18.787723	14.40	‡	0.00
12/31/2016	82,231	5,868	0.00	12.556808	8.95		2.70	15.008102	6.13	‡	0.85
12/31/2015	71,785	5,654	1.80	11.525579	(4.09)		2.70	13.349777	(2.45)		1.00
JNL/Mellon Index 5 Fund - Class I
12/31/2019	—	—	0.00	20.003513	5.82	‡	0.45	20.003513	5.82	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/Mellon Industrials Sector Fund - Class A
12/31/2019	3,139	273	0.00	11.331236	27.37		2.05	11.870000	30.01		0.00
12/31/2018	2,346	262	0.00	8.896139	(8.42	)‡	2.05	9.130000	(14.43)		0.00
12/31/2017+	453	43	0.00	10.621508	4.89	‡	1.75	10.670000	6.70	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Financial Sector Fund - Class I - April 30, 2018; JNL/Mellon Healthcare Sector Fund - Class I - April 30, 2018; JNL/Mellon Index 5 Fund - Class I - August 13, 2018; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Industrials Sector Fund - Class I
12/31/2019	43	4	0.00	11.838711	29.84		0.45	11.838711	29.84		0.45
12/31/2018+	8	1	0.00	9.117955	(10.28	)‡	0.45	9.117955	(10.28	)‡	0.45
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2019	296,951	12,177	0.00	17.504770	43.48		3.10	33.036527	47.99		0.00
12/31/2018	202,284	12,138	0.42	12.200394	(3.80)		3.10	22.322896	(0.76)		0.00
12/31/2017	194,490	11,446	0.62	12.682697	32.16		3.10	22.493419	31.97	‡	0.00
12/31/2016	124,001	9,848	0.71	9.596232	9.85		3.10	14.219481	12.34		0.85
12/31/2015	105,648	9,382	0.61	8.736021	1.22		3.10	12.657594	3.52		0.85
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2019	354	11	0.00	28.723097	12.15	‡	0.90	34.195809	47.83		0.45
12/31/2018+	34	1	2.70	23.132137	(4.42	)‡	0.45	23.132137	(4.42	)‡	0.45
JNL/Mellon International Index Fund - Class A
12/31/2019	108,035	5,187	2.70	13.573001	16.66		3.82	26.955521	21.21		0.00
12/31/2018	94,117	5,408	3.24	11.634201	(17.16)		3.82	22.239266	(13.91)		0.00
12/31/2017	114,681	5,615	2.94	14.043753	20.36		3.82	25.833624	21.43	‡	0.00
12/31/2016	78,742	4,761	0.25	11.668216	(2.97)		3.82	18.193618	(0.05)		0.85
12/31/2015	73,405	4,422	2.37	12.024823	(4.79)		3.82	18.202432	(1.92)		0.85
JNL/Mellon International Index Fund - Class I
12/31/2019	390	15	3.03	27.734202	21.02		0.45	26.075174	21.08		0.40
12/31/2018+	179	8	9.44	22.916816	(14.29	)‡	0.45	21.535198	(12.60	)‡	0.40
JNL/Mellon Materials Sector Fund - Class A
12/31/2019	2,209	214	0.00	10.185793	3.88	‡	2.05	10.670000	22.78		0.00
12/31/2018	1,073	126	0.00	8.472751	(20.25)		2.00	8.690000	(18.63)		0.00
12/31/2017+	641	60	0.00	10.624547	3.85	‡	2.00	10.680000	6.80	‡	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2019	8	1	0.00	10.631347	22.61		0.45	10.631347	22.61		0.45
12/31/2018+	—	—	0.00	8.670605	(14.01	)‡	0.45	8.670605	(14.01	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Industrials Sector Fund - Class I - April 30, 2018; JNL/Mellon Information Technology Sector Fund - Class I - April 30, 2018; JNL/Mellon International Index Fund - Class I - April 30, 2018; JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon Materials Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2019	6,292	462	0.00	13.332621	27.90		2.17	13.814116	29.60		0.85
12/31/2018	1,118	106	0.01	10.423851	(6.37)		2.17	10.658671	(7.14	)‡	0.85
12/31/2017+	706	63	1.18	11.132987	4.47	‡	2.17	11.222536	11.39	‡	1.00
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
12/31/2019	42	3	0.00	14.075186	30.66		0.45	14.075186	30.66		0.45
12/31/2018+	—	—	0.00	10.772321	(4.49	)‡	0.45	10.772321	(4.49	)‡	0.45
JNL/Mellon MSCI World Index Fund - Class A
12/31/2019	8,224	323	2.06	21.969424	24.75		2.00	33.112437	27.27		0.00
12/31/2018	3,811	190	4.41	17.611209	(12.91	)‡	2.00	26.018116	(8.84)		0.00
12/31/2017	771	35	0.00	20.453925	9.50	‡	1.80	28.540000	15.69	‡	0.00
12/31/2016	—	—	0.00
12/31/2015	—	—	0.00
JNL/Mellon MSCI World Index Fund - Class I
12/31/2019	—	—	0.00	33.075970	27.19		0.45	33.075970	27.19		0.45
12/31/2018+	—	—	0.00	26.004166	(8.64	)‡	0.45	26.004166	(8.64	)‡	0.45
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2019	206,179	5,091	0.00	32.591592	34.71		2.82	50.091837	38.56		0.00
12/31/2018	139,169	4,705	0.31	24.194312	(3.42)		2.82	36.151693	(0.64)		0.00
12/31/2017	120,499	4,002	0.34	25.050105	28.43		2.82	36.384038	26.92	‡	0.00
12/31/2016	62,959	2,740	0.99	19.505068	4.94		2.82	24.822033	7.03		0.85
12/31/2015	50,366	2,333	0.56	18.586349	(1.39)		2.82	23.192699	0.58		0.85
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2019	356	9	0.00	46.848102	33.72	‡	0.65	39.954455	38.39		0.45
12/31/2018+	113	4	2.36	28.871199	(3.89	)‡	0.45	28.871199	(3.89	)‡	0.45
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2019	11,872	989	0.00	11.765059	25.03		2.32	12.400000	27.97		0.00
12/31/2018	2,054	216	0.00	9.409619	(7.46)		2.32	9.690000	(5.28)		0.00
12/31/2017+	1,160	114	0.00	10.168484	2.52	‡	2.32	10.230000	2.30	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class I - April 30, 2018; JNL/Mellon MSCI World Index Fund - Class I - April 30, 2018; JNL/Mellon Nasdaq® 100 Index Fund - Class I - April 30, 2018; JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2019	90	8	0.00	12.323689	27.91		0.45	12.323689	27.91		0.45
12/31/2018+	67	7	0.00	9.634949	0.32	‡	0.45	9.634949	0.32	‡	0.45
JNL/Mellon S&P 1500 Growth Index Fund - Class A
12/31/2019	9,353	708	0.00	13.135475	27.18		2.05	13.759999	29.81		0.00
12/31/2018	5,161	496	0.00	10.328463	(3.32)		2.05	10.600000	(1.30)		0.00
12/31/2017+	677	63	0.00	10.682845	1.70	‡	2.05	10.740000	7.40	‡	0.00
JNL/Mellon S&P 1500 Growth Index Fund - Class I
12/31/2019	20	1	0.00	13.729078	29.77		0.45	13.729078	29.77		0.45
12/31/2018+	10	1	0.00	10.579352	(3.12	)‡	0.45	10.579352	(3.12	)‡	0.45
JNL/Mellon S&P 1500 Value Index Fund - Class A
12/31/2019	6,339	521	0.00	11.926216	23.88	‡	2.25	12.550000	30.32		0.00
12/31/2018	1,517	160	0.00	9.418897	(10.15	)‡	1.75	9.630000	(10.00)		0.00
12/31/2017+	972	91	0.00	10.654052	4.69	‡	1.65	10.700000	7.00	‡	0.00
JNL/Mellon S&P 1500 Value Index Fund - Class I
12/31/2019	176	14	0.00	12.511973	30.40		0.45	12.525973	30.46		0.40
12/31/2018+	131	14	0.00	9.595343	(7.13	)‡	0.45	9.601269	(13.26	)‡	0.40
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2019	218,329	5,888	0.00	24.167834	20.88		3.82	47.995797	25.58		0.00
12/31/2018	176,644	5,907	0.87	19.993340	(14.93)		3.82	38.218769	(11.60)		0.00
12/31/2017	204,964	5,987	0.99	23.502232	11.34		3.82	43.233329	14.60	‡	0.00
12/31/2016	161,716	5,405	0.17	21.107709	15.63		3.82	32.912709	19.11		0.85
12/31/2015	112,335	4,454	0.98	18.254028	(6.33)		3.82	27.632298	(3.51)		0.85
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2019	590	13	0.00	49.217958	25.31		0.45	46.273524	25.37		0.40
12/31/2018+	127	3	3.24	39.276905	(10.56	)‡	0.45	36.908745	(18.28	)‡	0.40

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Real Estate Sector Fund - Class I - April 30, 2018; JNL/Mellon S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Growth Index Fund - Class I - April 30, 2018; JNL/Mellon S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class I - April 30, 2018; JNL/Mellon S&P 400 MidCap Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2019	737,887	26,076	1.49	13.633067	23.83		5.50	36.631175	30.83		0.00
12/31/2018	555,334	25,358	1.40	11.009286	(7.82	)‡	5.50	27.998118	(4.88)		0.00
12/31/2017	567,214	24,338	1.40	16.000802	16.63		3.82	29.433621	19.37	‡	0.00
12/31/2016	395,433	20,328	0.13	13.718790	7.21		3.82	21.390969	10.43		0.85
12/31/2015	306,397	17,304	1.51	12.796770	(2.91)		3.82	19.370958	0.02		0.85
JNL/Mellon Small Cap Index Fund - Class A
12/31/2019	173,393	5,364	0.00	21.044398	17.65		3.82	41.794075	22.23		0.00
12/31/2018	141,487	5,282	0.89	17.887619	(12.35)		3.82	34.193186	(8.92)		0.00
12/31/2017	152,687	5,131	0.85	20.408776	8.61		3.82	37.542339	14.20	‡	0.00
12/31/2016	123,370	4,625	0.50	18.790090	21.16		3.82	29.298551	24.81		0.85
12/31/2015	88,288	4,112	0.67	15.508081	(8.14)		3.82	23.475290	(5.37)		0.85
JNL/Mellon Small Cap Index Fund - Class I
12/31/2019	593	14	0.00	36.846030	21.48		0.90	40.309893	22.09		0.40
12/31/2018+	284	9	4.04	30.331315	(9.21	)‡	0.90	33.017253	(22.37	)‡	0.40
JNL/Mellon Utilities Sector Fund - Class A
12/31/2019	17,702	1,005	0.79	16.676586	11.92	‡	2.16	19.263774	24.20		0.00
12/31/2018	9,573	663	2.42	13.790975	(3.14	)‡	2.07	15.510340	3.79		0.00
12/31/2017	5,003	352	2.42	14.098546	10.23		1.25	14.944341	11.62	‡	0.00
12/31/2016	4,477	348	1.95	12.789734	15.36		1.25	12.977709	15.82		0.85
12/31/2015	3,031	272	1.33	11.086493	(6.58)		1.25	11.204632	(6.21)		0.85
JNL/Mellon Utilities Sector Fund - Class I
12/31/2019	90	5	1.24	16.951442	24.14		0.45	16.951442	24.14		0.45
12/31/2018+	22	2	5.37	13.655630	4.91	‡	0.45	13.655630	4.91	‡	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2019	102,694	4,011	0.00	20.413633	26.94		3.06	30.601041	30.49		0.30
12/31/2018	89,189	4,491	0.52	16.081411	(14.35)		3.06	23.450359	(11.94)		0.30
12/31/2017	81,851	3,584	1.27	18.776022	9.63		3.06	26.629825	11.07	‡	0.30
12/31/2016	73,927	3,613	0.00	17.127479	10.17		3.06	21.651742	12.40	‡	1.05
12/31/2015	65,900	3,608	0.61	15.546390	(11.70)		3.06	18.957723	(10.04)		1.20
JNL/MFS Mid Cap Value Fund - Class I
12/31/2019	92	3	0.00	30.039459	11.61	‡	0.65	32.493753	30.77		0.45
12/31/2018+	20	1	1.57	24.847810	(11.44	)‡	0.45	24.847810	(11.44	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Small Cap Index Fund - Class I - April 30, 2018; JNL/Mellon Utilities Sector Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2019	6,482	528	0.82	12.103135	31.58		2.30	12.494531	34.64		0.00
12/31/2018+	2,762	299	0.00	9.198511	(3.72	)‡	2.30	9.280000	(7.20	)‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2019	14	1	0.71	12.474074	34.51		0.45	12.474074	34.51		0.45
12/31/2018+	10	1	0.00	9.273930	(7.26	)‡	0.45	9.273930	(7.26	)‡	0.45
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2019	930	142	2.03	6.448355	10.70		1.25	6.922383	12.09		0.00
12/31/2018	666	113	0.38	5.825312	(11.68)		1.25	6.175848	(10.56)		0.00
12/31/2017	582	87	19.42	6.595344	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016	491	78	0.00	6.276822	10.51		1.25	6.344154	10.95		0.85
12/31/2015	434	76	0.00	5.679845	(26.00)		1.25	5.717924	0.15	‡	0.85
JNL/Neuberger Berman Currency Fund - Class A
12/31/2019	1,086	109	0.00	9.336764	(1.41	)‡	1.85	10.688803	0.10		0.00
12/31/2018	923	92	1.35	9.622356	0.45	‡	1.65	10.678146	1.72		0.00
12/31/2017	753	76	0.00	9.825031	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016	857	87	2.24	9.728964	(2.82)		1.25	9.834163	(2.58)		1.00
12/31/2015	736	73	1.84	10.011404	0.62		1.25	10.094468	0.88		1.00
JNL/Neuberger Berman Currency Fund - Class I
12/31/2019	—	—	0.00	10.122508	(0.04)		0.45	10.122508	(0.04)		0.45
12/31/2018+	—	—	0.00	10.126954	0.93	‡	0.45	10.126954	0.93	‡	0.45
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2019	45,837	3,879	2.68	10.936100	2.83	‡	2.40	13.147670	9.35		0.00
12/31/2018	40,557	3,715	1.95	10.299613	(4.78)		2.32	12.023144	(2.54)		0.00
12/31/2017	47,868	4,214	3.06	10.816984	4.33		2.32	12.335934	6.27	‡	0.00
12/31/2016	37,706	3,505	3.25	10.368167	3.49		2.32	11.026433	2.00	‡	1.00
12/31/2015	33,382	3,237	1.33	10.018393	(3.50)		2.32	10.438491	(2.42)		1.20
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2019	128	10	3.56	12.743610	7.71	‡	0.65	13.259549	9.11		0.45
12/31/2018+	5	0	0.00	12.152486	(1.44	)‡	0.45	12.152486	(1.44	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Currency Fund - Class I - April 30, 2018; JNL/Neuberger Berman Strategic Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2019	6,746	605	0.00	10.348939	7.41		2.05	12.169297	9.64		0.00
12/31/2018	6,274	607	1.97	9.634643	(0.17	)‡	2.05	11.099545	0.42		0.00
12/31/2017	7,403	712	3.89	10.267861	3.65		1.25	11.052842	4.43	‡	0.00
12/31/2016	8,030	803	0.47	9.906424	2.18		1.25	10.102616	2.59		0.85
12/31/2015	9,104	932	1.17	9.695055	(4.16)		1.25	9.847698	(3.78)		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2019	—	—	0.00	11.111134	9.49		0.45	11.111134	9.49		0.45
12/31/2018+	—	—	0.00	10.148448	(0.63	)‡	0.45	10.148448	(0.63	)‡	0.45
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2019	3,204	292	0.00	10.836691	22.55		1.25	11.489529	24.09		0.00
12/31/2018	2,645	297	0.00	8.842640	(23.41)		1.25	9.258890	(22.44)		0.00
12/31/2017	1,952	168	0.08	11.545594	39.53		1.25	11.938027	36.59	‡	0.00
12/31/2016	632	76	0.00	8.274732	(1.70)		1.25	8.330418	(1.31)		0.85
12/31/2015+	343	41	0.00	8.418188	(13.17	)‡	1.25	8.441103	(12.50	)‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2019	148,765	5,328	0.62	19.895558	27.02		3.30	34.833792	30.89		0.30
12/31/2018	122,287	5,672	0.65	15.663154	(16.04)		3.30	26.613069	(13.47)		0.30
12/31/2017	142,339	5,665	0.80	18.656154	31.74		3.30	30.756465	31.09	‡	0.30
12/31/2016	93,710	5,015	0.62	14.161051	(3.14)		3.30	19.989266	(0.99)		1.10
12/31/2015	83,341	4,415	0.92	14.620129	0.43		3.30	20.189406	2.66		1.10
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2019	225	6	1.49	32.413792	6.41	‡	0.90	37.959080	31.14		0.45
12/31/2018+	—	—	0.00	28.946474	(13.78	)‡	0.45	28.946474	(13.78	)‡	0.45
JNL/PIMCO Income Fund - Class A
12/31/2019	35,499	3,378	3.21	10.290010	5.35		2.32	10.845461	7.82		0.00
12/31/2018	22,186	2,245	0.51	9.767433	(2.42)		2.32	10.058559	(0.11)		0.00
12/31/2017+	4,780	476	0.00	10.009319	0.10	‡	2.32	10.070000	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2019	268	25	4.44	10.762004	7.43		0.65	10.810566	7.65		0.45
12/31/2018+	65	6	1.64	10.017361	0.26	‡	0.65	10.042769	0.70	‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Nicholas Convertible Arbitrage Fund - Class I - April 30, 2018; JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/Oppenheimer Global Growth Fund - Class I - April 30, 2018; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2019	35,827	2,809	2.91	11.808072	11.85		2.32	14.184703	14.47	0.00
12/31/2018	18,889	1,678	2.59	10.557280	(4.80)		2.32	12.391306	(2.56)	0.00
12/31/2017	23,680	2,029	2.01	11.090074	0.01	‡	2.32	12.716528	6.50 ‡	0.00
12/31/2016	11,667	1,051	1.29	10.693574	(1.09	)‡	2.16	11.402639	5.44	0.85
12/31/2015	4,737	441	2.27	10.331816	(1.35	)‡	2.02	10.814407	(1.78)	0.85
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2019	101	7	5.87	13.665716	3.11	‡	0.65	13.011767	14.24	0.45
12/31/2018+	—	—	0.00	11.390080	0.09	‡	0.45	11.390080	0.09 ‡	0.45
JNL/PIMCO Real Return Fund - Class A
12/31/2019	72,825	5,128	0.00	11.692889	5.27		2.92	17.069578	8.38	0.00
12/31/2018	74,158	5,601	0.69	11.107962	(5.06)		2.92	15.749646	(2.23)	0.00
12/31/2017	79,954	5,825	0.00	11.699822	0.15		2.92	16.108944	2.47 ‡	0.00
12/31/2016	76,201	5,656	5.89	11.682365	2.15		2.92	14.355144	4.28	0.85
12/31/2015	75,850	5,853	3.69	11.436394	(5.89)		2.92	13.765763	(3.92)	0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2019	37	2	0.00	16.155927	2.43	‡	0.65	17.398145	8.22	0.45
12/31/2018+	6	0	2.49	16.076249	(1.36	)‡	0.45	16.076249	(1.36)‡	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2019	93,546	7,835	0.00	10.495155	5.21		2.81	13.515656	8.21	0.00
12/31/2018	99,824	8,938	3.27	9.975328	(3.78)		2.81	12.490245	(1.02)	0.00
12/31/2017	94,067	8,215	3.31	10.367137	0.08		2.81	12.619097	2.54 ‡	0.00
12/31/2016	90,103	7,988	4.50	10.358919	6.39		2.81	11.651029	8.49	0.85
12/31/2015	76,164	7,290	3.82	9.736350	(4.02)		2.81	10.738827	(2.12)	0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2019	140	13	0.00	12.950480	3.41	‡	0.65	11.247737	8.11	0.45
12/31/2018+	57	5	3.09	10.404050	(2.51	)‡	0.45	10.404050	(2.51)‡	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2019	114,190	4,924	0.00	16.160933	11.14		3.06	31.528797	14.60	0.00
12/31/2018	101,946	4,978	5.76	14.541272	(8.17)		3.06	27.513018	(5.30)	0.00
12/31/2017	120,557	5,526	5.90	15.835365	4.26		3.06	29.053405	6.23 ‡	0.00
12/31/2016	111,261	5,457	0.18	15.188572	13.51		3.06	23.029246	16.04	0.85
12/31/2015	88,965	5,029	5.67	13.380499	(9.69)		3.06	19.845535	(7.67)	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PIMCO Investment Grade Credit Bond Fund - Class I - April 30, 2018; JNL/PIMCO Real Return Fund - Class I - April 30, 2018; JNL/PPM America Floating Rate Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America High Yield Bond Fund - Class I
12/31/2019	158	5	0.00	28.642674	2.76	‡	0.65	32.678550	14.40		0.45
12/31/2018+	—	—	0.00	28.564449	(4.14	)‡	0.45	28.564449	(4.14	)‡	0.45
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2019	38,675	1,992	0.00	16.563494	16.01		2.77	22.937724	19.27		0.00
12/31/2018	32,431	1,961	0.93	14.277647	(22.29)		2.77	19.232089	(20.10)		0.00
12/31/2017	37,794	1,801	0.64	18.373875	9.31		2.77	24.069890	11.60	‡	0.00
12/31/2016	34,770	1,839	0.61	16.809644	23.94		2.77	19.884754	26.34		0.85
12/31/2015	18,514	1,230	0.73	13.562701	(10.57)		2.77	15.739543	(8.84)		0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2019	50	2	0.00	23.293761	19.09		0.45	23.293761	19.09		0.45
12/31/2018+	13	1	2.23	19.559573	(17.16	)‡	0.45	19.559573	(17.16	)‡	0.45
JNL/PPM America Small Cap Value Fund - Class A
12/31/2019	40,724	1,956	0.00	18.423529	19.05		2.56	24.027620	21.77		0.30
12/31/2018	38,538	2,224	0.54	15.475511	(22.20)		2.56	19.731806	(20.41)		0.30
12/31/2017	67,563	3,066	0.37	19.891695	14.21		2.56	24.792771	16.93	‡	0.30
12/31/2016	50,725	2,659	0.05	17.416394	27.26		2.56	19.616787	29.00		1.20
12/31/2015	27,059	1,825	0.71	13.685427	(5.93)		2.56	15.206775	(4.64)		1.20
JNL/PPM America Small Cap Value Fund - Class I
12/31/2019	23	1	0.00	25.751813	21.93		0.45	25.751813	21.93		0.45
12/31/2018+	17	1	1.85	21.119954	(16.76	)‡	0.45	21.119954	(16.76	)‡	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2019	37,311	2,096	0.00	15.979771	7.54		2.32	20.629559	10.06		0.00
12/31/2018	28,494	1,746	2.53	14.859847	(3.51)		2.32	18.743837	(1.23)		0.00
12/31/2017	25,248	1,195	2.42	15.400548	1.89		2.32	18.977948	4.10	‡	0.00
12/31/2016+	19,420	1,192	4.33	15.114920	3.26	‡	2.32	17.002568	2.74	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2019	77	6	0.00	12.937289	9.85		0.45	12.937289	9.85		0.45
12/31/2018+	18	1	0.00	11.777173	0.59	‡	0.45	11.777173	0.59	‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America High Yield Bond Fund - Class I - April 30, 2018; JNL/PPM America Mid Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Small Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Value Equity Fund - Class A
12/31/2019	15,240	446	0.00	21.537133	17.48		3.62	48.800054	21.44		0.30
12/31/2018	12,767	449	1.64	18.332995	(17.19)		3.62	40.183388	(14.38)		0.30
12/31/2017	15,295	461	1.37	22.137853	10.90		3.62	46.929974	13.30	‡	0.30
12/31/2016	11,881	413	2.05	19.962828	17.31		3.62	33.364029	20.11		1.25
12/31/2015	8,505	363	0.00	17.017675	(11.95)		3.62	27.777385	(9.83)		1.25
JNL/PPM America Value Equity Fund - Class I
12/31/2019	14	0	0.00	54.789871	21.64		0.45	54.789871	21.64		0.45
12/31/2018+	6	0	2.92	45.042287	(13.24	)‡	0.45	45.042287	(13.24	)‡	0.45
JNL/RAFI Fundamental Asia Developed Fund - Class A
12/31/2019	20,721	997	4.28	17.829192	12.72		2.77	24.338707	15.88		0.00
12/31/2018	17,736	972	4.30	15.817722	(16.23)		2.77	21.002906	(13.86)		0.00
12/31/2017	22,205	1,036	3.31	18.882333	19.88		2.77	24.383425	20.15	‡	0.00
12/31/2016	16,273	927	2.01	15.750841	6.62		2.77	18.447751	8.68		0.85
12/31/2015	16,987	1,046	2.35	14.773234	2.10		2.77	16.974580	4.08		0.85
JNL/RAFI Fundamental Asia Developed Fund - Class I
12/31/2019	27	1	12.66	23.718442	11.22	‡	0.45	23.718442	11.22	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/RAFI Fundamental Europe Fund - Class A
12/31/2019	29,738	1,907	5.25	13.389271	11.38		2.80	18.341015	14.55		0.00
12/31/2018	30,090	2,176	3.27	12.020762	(17.16)		2.80	16.011704	(14.80)		0.00
12/31/2017	36,009	2,186	3.07	14.511059	20.33		2.80	18.792181	21.79	‡	0.00
12/31/2016	25,997	1,928	3.18	12.059427	(4.54)		2.80	14.160391	(2.66)		0.85
12/31/2015	31,683	2,279	1.99	12.632821	(4.65)		2.80	14.547985	(2.78)		0.85
JNL/RAFI Fundamental Europe Fund - Class I
12/31/2019	25	1	10.47	17.850160	7.23	‡	0.45	17.850160	7.23	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2019+	24,340	1,476	1.52	13.863048	10.47		2.80	19.767506	13.61		0.00
12/31/2018	34,637	2,348	2.32	12.548684	(3.38	)‡	5.50	17.399249	(5.81)		0.00
12/31/2017	30,497	1,570	0.65	16.753026	(1.89	)‡	3.75	22.583860	2.12	‡	0.00
12/31/2016	39,457	1,968	0.96	17.617522	19.84		3.06	21.271877	22.51		0.85
12/31/2015	15,746	1,042	2.61	14.600272	(0.37)		3.06	15.756157	1.86		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I – August 13, 2018;

JNL/RAFI Fundamental Asia Developed Fund - Class I - August 13, 2018; JNL/RAFI Fundamental Europe Fund - Class I - August 13, 2018. On June 24, 2019, JNL/RAFI

Fundamental U.S. Small Cap Fund completed the acquisition of JNL/MC S&P SMid 60 Fund, a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to

June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2019+	62	3	1.23	20.093365	13.52	0.45	20.093365	13.52		0.45
12/31/2018	5	0	0.00	17.699886	(20.93) ‡	0.45	17.699886	(20.93	)‡	0.45
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2019+	207,265	9,256	2.59	17.001093	15.59	3.36	28.371970	19.54		0.00
12/31/2018	200,683	10,556	2.19	14.707613	(12.73)	3.36	23.733499	14.74	‡	0.00
12/31/2017	261,302	12,216	2.13	16.853040	13.08	3.36	26.292066	10.84		1.20
12/31/2016	231,269	12,479	2.47	14.903776	8.48	3.36	19.413605	(4.17)		1.20
12/31/2015	239,192	14,272	2.63	13.738420	(6.22)	3.36	17.514230	10.00		1.20
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2019+	73	3	0.00	28.977088	19.22	0.45	28.977088	19.22		0.45
12/31/2018	—	—	0.00	24.305743	(9.15)‡	0.45	24.305743	(9.15	)‡	0.45
JNL/S&P 4 Fund - Class A
12/31/2019	498,391	18,848	0.00	21.974472	21.40	2.95	31.382190	25.04		0.00
12/31/2018	430,430	20,089	0.00	18.100244	(9.01)	2.95	25.097842	(6.27)		0.00
12/31/2017	511,544	22,079	0.00	19.892760	12.03	2.95	26.777310	14.21	‡	0.00
12/31/2016	480,088	23,595	0.00	17.756479	7.09	2.95	21.484971	9.36		0.85
12/31/2015	409,478	21,910	5.32	16.580961	(7.81)	2.95	19.646838	(5.85)		0.85
JNL/S&P 4 Fund - Class I
12/31/2019	899	38	0.00	23.835832	24.85	0.45	23.835832	24.85		0.45
12/31/2018+	22	1	0.00	19.090995	(5.75)‡	0.45	19.090995	(5.75	)‡	0.45
JNL/S&P Competitive Advantage Fund - Class A
12/31/2019	59,155	1,889	1.29	27.095094	26.02	2.62	37.182415	29.36		0.00
12/31/2018	51,737	2,102	0.86	21.500966	(5.22)	2.62	28.742939	(2.69)		0.00
12/31/2017	56,464	2,211	1.29	22.686217	16.58	2.62	29.538887	17.46	‡	0.00
12/31/2016	68,526	3,176	1.00	19.459955	2.97	2.62	22.851206	4.80		0.85
12/31/2015	63,579	3,072	0.80	18.898667	(1.43)	2.62	21.803786	0.33		0.85
JNL/S&P Competitive Advantage Fund - Class I
12/31/2019	51	1	3.19	35.205539	9.81 ‡	0.65	37.696222	29.16		0.45
12/31/2018+	—	—	0.00	29.186058	(2.83)‡	0.45	29.186058	(2.83	)‡	0.45

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC

JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund and JNL/MC S&P SMid 60 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P 4 Fund - Class I – August 13, 2018; JNL/S&P Competitive

Advantage Fund - Class I – August 13, 2018; JNL/RAFI Fundamental U.S. Small Cap Fund - Class I - August 13, 2018; JNL/RAFI Multi-Factor U.S. Equity Fund - Class I - August 13,

2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2019	301,825	11,232	3.54	16.450086	20.80		5.50	31.977550	27.63		0.00
12/31/2018	248,012	11,631	2.94	13.617313	(6.28	)‡	5.50	25.054711	(5.31)		0.00
12/31/2017	291,182	12,764	2.75	18.130528	7.80	‡	3.75	26.458921	11.68	‡	0.00
12/31/2016	307,479	14,926	2.54	18.646034	14.71		2.61	21.875403	16.74		0.85
12/31/2015	188,179	10,617	2.47	16.255184	(1.91)		2.61	18.738663	(0.17)		0.85
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2019	602	19	5.31	30.386884	24.93	‡	0.65	32.536784	27.46		0.45
12/31/2018+	49	2	5.92	25.526091	(2.87	)‡	0.45	25.526091	(2.87	)‡	0.45
JNL/S&P International 5 Fund - Class A
12/31/2019	4,621	367	3.04	12.108204	13.04	‡	1.75	13.284046	17.82		0.00
12/31/2018	3,392	314	5.83	10.480372	(2.96	)‡	1.70	11.274409	(15.48)		0.00
12/31/2017	3,912	304	10.73	12.802519	31.44		1.25	13.340077	28.52	‡	0.00
12/31/2016	1,893	194	3.80	9.739920	6.93		1.25	9.829925	7.36		0.85
12/31/2015	1,738	190	1.12	9.108275	(3.36)		1.25	9.155836	(8.43	)‡	0.85
JNL/S&P International 5 Fund - Class I
12/31/2019	10	1	5.42	11.445080	17.58		0.45	11.445080	17.58		0.45
12/31/2018+	—	—	0.00	9.733510	(15.87	)‡	0.45	9.733510	(15.87	)‡	0.45
JNL/S&P Intrinsic Value Fund - Class A
12/31/2019	57,213	2,248	2.36	15.583992	14.76		5.50	30.294583	21.25		0.00
12/31/2018	51,312	2,414	1.51	13.579346	(10.45	)‡	5.50	24.984755	(5.82)		0.00
12/31/2017	59,146	2,586	2.62	18.177457	9.88	‡	3.75	26.527536	16.16	‡	0.00
12/31/2016	56,749	2,913	2.62	17.542631	2.53		2.65	20.650541	4.38		0.85
12/31/2015	59,765	3,189	1.09	17.109588	(16.09)		2.65	19.783427	(14.57)		0.85
JNL/S&P Intrinsic Value Fund - Class I
12/31/2019	26	1	4.70	28.870463	8.08	‡	0.65	30.913143	21.03		0.45
12/31/2018+	9	0	0.00	25.542755	(7.18	)‡	0.45	25.542755	(7.18	)‡	0.45
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2019	166,565	5,716	0.00	19.081297	22.46		3.47	38.005439	26.41		0.30
12/31/2018	138,446	5,951	0.00	15.581462	(9.91)		3.47	30.066181	(6.99)		0.30
12/31/2017	157,774	6,250	0.00	17.294992	19.06		3.47	32.325636	20.37	‡	0.30
12/31/2016	130,472	6,298	0.00	14.526331	2.39		3.47	22.224036	4.74		1.20
12/31/2015	135,512	6,882	0.00	14.186639	(3.64)		3.47	21.218489	(1.42)		1.20

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Dividend Income & Growth Fund - Class I - April 30, 2018; JNL/S&P International 5 Fund - Class I - April 30, 2018; JNL/S&P Intrinsic Value Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2019	730	22	0.00	36.425940	26.34		0.65	26.181735	26.59		0.45
12/31/2018+	501	18	0.00	28.831784	(12.14	)‡	0.65	20.681900	(7.96	)‡	0.45
JNL/S&P Managed Conservative Fund - Class A
12/31/2019	102,028	6,784	0.00	12.160971	7.86		2.92	18.129383	10.73		0.30
12/31/2018	105,694	7,699	0.00	11.274347	(5.14)		2.92	16.372967	(2.60)		0.30
12/31/2017	126,822	8,895	0.00	11.884826	3.78		2.92	16.810754	5.96	‡	0.30
12/31/2016	135,240	10,004	0.00	11.451893	2.00		2.92	14.134589	3.77		1.20
12/31/2015	142,097	10,875	0.00	11.227064	(4.40)		2.92	13.621413	(2.74)		1.20
JNL/S&P Managed Conservative Fund - Class I
12/31/2019	—	—	0.00	14.471676	10.85		0.45	14.471676	10.85		0.45
12/31/2018+	—	—	0.00	13.055402	(1.87	)‡	0.45	13.055402	(1.87	)‡	0.45
JNL/S&P Managed Growth Fund - Class A
12/31/2019	396,992	14,017	0.00	15.797221	4.41	‡	4.20	36.890330	24.04		0.30
12/31/2018	355,205	15,386	0.00	14.787047	(9.35)		3.67	29.741759	(6.22)		0.30
12/31/2017	397,279	15,972	0.00	16.311581	16.70		3.67	31.715000	18.51	‡	0.30
12/31/2016	347,472	16,703	0.00	13.977122	2.11		3.67	22.200317	4.65		1.20
12/31/2015	339,937	17,079	0.00	13.688595	(3.80)		3.67	21.212985	(1.39)		1.20
JNL/S&P Managed Growth Fund - Class I
12/31/2019	—	—	0.00	21.995022	24.20		0.45	21.995022	24.20		0.45
12/31/2018+	—	—	0.00	17.709185	(7.08	)‡	0.45	17.709185	(7.08	)‡	0.45
JNL/S&P Managed Moderate Fund - Class A
12/31/2019	259,024	14,372	0.00	11.923857	4.39	‡	4.20	21.613133	14.56		0.30
12/31/2018	253,895	15,978	0.00	12.735227	(6.36)		3.06	18.867013	(3.73)		0.30
12/31/2017	291,602	17,470	0.00	13.600323	7.83		3.06	19.597145	9.90	‡	0.30
12/31/2016	286,630	18,847	0.00	12.613225	2.38		3.06	15.837097	4.30		1.20
12/31/2015	280,867	19,230	0.00	12.320149	(4.11)		3.06	15.184807	(2.31)		1.20
JNL/S&P Managed Moderate Fund - Class I
12/31/2019	—	—	0.00	17.055222	14.73		0.45	17.055222	14.73		0.45
12/31/2018+	—	—	0.00	14.865091	(3.53	)‡	0.45	14.865091	(3.53	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Aggressive Growth Fund - Class I - April 30, 2018; JNL/S&P Managed Conservative Fund - Class I - April 30, 2018; JNL/S&P Managed Growth Fund - Class I - April 30, 2018; JNL/S&P Managed Moderate Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2019	420,454	17,073	0.00	10.303277	12.75		5.50	31.917709	18.77	0.30
12/31/2018	400,495	19,126	0.00	9.138244	(8.82	)‡	5.50	26.874025	(5.19)	0.30
12/31/2017	473,768	21,223	0.00	14.346285	6.10	‡	3.75	28.344990	14.09 ‡	0.30
12/31/2016	446,163	22,940	0.00	13.159547	1.84		3.62	20.705138	4.33	1.20
12/31/2015	443,578	23,737	0.00	12.921449	(4.29)		3.62	19.845710	(1.95)	1.20
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2019	54	2	0.00	30.597259	3.76	‡	0.65	19.807037	18.93	0.45
12/31/2018+	—	—	0.00	16.654885	(5.49	)‡	0.45	16.654885	(5.49)‡	0.45
JNL/S&P Mid 3 Fund - Class A
12/31/2019	21,122	1,660	1.72	11.969078	17.62		2.46	13.762853	20.55	0.00
12/31/2018	17,779	1,661	1.61	10.176291	(17.30)		2.46	11.417027	(15.23)	0.00
12/31/2017	21,729	1,697	1.95	12.305571	9.29		2.46	13.468597	10.49 ‡	0.00
12/31/2016	18,664	1,612	1.58	11.259613	15.02		2.46	11.754901	16.90	0.85
12/31/2015	11,122	1,117	0.18	9.789655	(15.00	)‡	2.46	10.055207	(11.37)	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2019	—	—	0.00	13.830582	20.51		0.45	13.830582	20.51	0.45
12/31/2018+	—	—	0.00	11.476976	(13.33	)‡	0.45	11.476976	(13.33)‡	0.45
JNL/S&P Total Yield Fund - Class A
12/31/2019	33,205	1,528	2.08	18.407143	18.70		2.81	25.846692	22.09	0.00
12/31/2018	31,286	1,734	1.23	15.506881	(13.62)		2.81	21.170874	(11.15)	0.00
12/31/2017	38,778	1,885	2.12	17.952960	7.95		2.81	23.827561	11.36 ‡	0.00
12/31/2016	40,780	2,175	1.92	16.630240	9.51		2.81	19.867993	11.67	0.85
12/31/2015	30,621	1,816	1.34	15.186258	(10.28)		2.81	17.791675	(8.51)	0.85
JNL/S&P Total Yield Fund - Class I
12/31/2019	4	0	2.73	26.227824	21.85		0.45	26.227824	21.85	0.45
12/31/2018+	3	0	0.00	21.523890	(10.07	)‡	0.45	21.523890	(10.07)‡	0.45
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2019	3,934	388	0.00	9.992248	4.34		1.25	10.727073	5.65	0.00
12/31/2018	4,023	415	0.00	9.576611	(1.43)		1.25	10.153154	(0.19)	0.00
12/31/2017	4,441	453	0.80	9.715814	0.42		1.25	10.172085	1.58 ‡	0.00
12/31/2016	4,548	467	0.77	9.674716	3.24		1.25	9.778751	3.65	0.85
12/31/2015	3,733	397	0.00	9.371504	(1.76)		1.25	9.434572	(1.36)	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Moderate Growth Fund - Class I - April 30, 2018; JNL/S&P Mid 3 Fund - Class I - April 30, 2018; JNL/S&P Total Yield Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2019	328,074	18,739	0.00	16.251793	21.05		2.46	18.972876	24.06		0.00
12/31/2018	163,494	11,418	0.65	13.425840	(2.05)		2.46	15.292846	0.40		0.00
12/31/2017	112,575	7,784	0.84	13.707053	4.42	‡	2.46	15.231685	13.45	‡	0.00
12/31/2016	39,493	3,079	0.30	12.734278	6.43		1.25	12.902902	6.86		0.85
12/31/2015	15,980	1,330	0.03	11.964387	3.21		1.25	12.074545	3.62		0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2019	1,603	89	0.00	18.144800	9.40	‡	0.90	17.758409	23.88		0.45
12/31/2018+	299	21	2.09	14.334692	(0.39	)‡	0.45	14.334692	(0.39	)‡	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2019	593,203	6,612	0.00	48.102998	25.99		4.00	128.878115	31.13		0.00
12/31/2018	460,808	6,664	0.07	38.180144	(5.31)		4.00	98.281310	(1.42)		0.00
12/31/2017	439,673	6,222	0.06	40.319717	28.40		4.00	99.698229	28.51	‡	0.00
12/31/2016	268,609	5,041	0.00	31.401944	(2.54)		4.00	62.074157	0.57		0.85
12/31/2015	259,476	4,907	0.00	32.220403	6.36		4.00	61.722195	9.76		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2019	1,111	9	0.00	115.558832	30.69		0.65	122.903233	31.02		0.40
12/31/2018+	465	5	0.56	88.420889	(13.41	)‡	0.65	93.805659	(11.61	)‡	0.40
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
12/31/2019	26,231	2,043	0.00	12.677731	21.53		1.25	13.610000	23.06		0.00
12/31/2018	23,668	2,248	0.00	10.431997	(8.14)		1.25	11.060000	(6.98)		0.00
12/31/2017	8,765	766	0.00	11.356712	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016	8,039	804	0.00	9.951757	1.83		1.25	10.058757	2.24		0.85
12/31/2015	7,804	796	0.00	9.773015	(5.77)		1.25	9.838769	(6.95	)‡	0.85
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2019	401,594	3,076	0.00	48.850403	24.44		5.50	175.998651	31.09		0.30
12/31/2018	301,096	2,996	0.00	39.254620	(8.53	)‡	5.50	134.261366	(2.75)		0.30
12/31/2017	286,478	2,753	0.00	59.757125	19.60		4.00	138.056365	21.26	‡	0.30
12/31/2016	206,574	2,450	0.00	49.964507	1.93		4.00	93.572982	4.92		1.10
12/31/2015	199,716	2,485	0.00	49.019037	2.29		4.00	89.185169	5.30		1.10
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2019	853	5	0.00	159.820091	4.16	‡	0.90	180.779211	31.32		0.40
12/31/2018+	221	2	0.00	129.762452	(13.78	)‡	0.65	137.664987	(9.88	)‡	0.40

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - April 30, 2018; JNL/T. Rowe Price Established Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2019	70,965	6,720	0.00	8.670493	1.21	2.81	12.731756	4.09		0.00
12/31/2018	82,471	8,064	1.53	8.566865	(1.71)	2.81	12.231022	1.10		0.00
12/31/2017	63,060	6,143	1.46	8.716330	(1.65)	2.81	12.097722	1.04	‡	0.00
12/31/2016	62,320	6,082	1.28	8.862612	(1.37)	2.81	10.923690	0.57		0.85
12/31/2015	58,280	5,700	1.03	8.985961	(2.46)	2.81	10.861319	(0.53)		0.85
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2019	946	73	0.00	12.007475	0.95 ‡	0.65	12.990841	3.89		0.45
12/31/2018+	62	5	5.34	12.504648	1.30 ‡	0.45	12.504648	1.30	‡	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2019	184,607	5,427	0.00	22.596171	21.66	3.60	45.829286	26.11		0.00
12/31/2018	143,682	5,263	1.19	18.573860	(12.79)	3.60	36.340923	(9.58)		0.00
12/31/2017	159,465	5,215	1.63	21.297250	14.52	3.60	40.190082	17.80	‡	0.00
12/31/2016	123,667	4,742	1.91	18.596791	6.94	3.60	29.383960	9.91		0.85
12/31/2015	103,769	4,354	0.83	17.389913	(5.31)	3.60	26.735011	(2.67)		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2019	433	9	0.00	42.028280	25.71	0.65	47.278888	25.96		0.45
12/31/2018+	181	5	3.80	33.433230	(11.41)‡	0.65	37.534928	(7.70	)‡	0.45
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2019	2,624	161	1.78	15.437249	13.70 ‡	2.05	17.563042	25.02		0.00
12/31/2018	1,638	123	0.07	12.873575	(13.93)‡	1.65	14.048718	(8.35)		0.00
12/31/2017	1,779	121	0.71	14.529446	15.92	1.25	15.328862	16.84	‡	0.00
12/31/2016	1,404	111	0.64	12.533609	15.21	1.25	12.699433	13.44	‡	0.85
12/31/2015	861	79	0.21	10.879032	(2.64)	1.25	10.941439	(2.40)		1.00
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2019	43	3	3.72	17.077547	10.51 ‡	0.65	17.193936	24.93		0.45
12/31/2018+	—	—	0.00	13.762845	(6.44)‡	0.45	13.762845	(6.44	)‡	0.45
JNL/VanEck International Gold Fund - Class A
12/31/2019	5,802	955	0.00	5.996937	36.56	1.25	6.570444	38.28		0.00
12/31/2018	3,575	802	5.83	4.391295	(16.52)	1.25	4.751473	(15.47)		0.00
12/31/2017	3,803	714	4.54	5.260464	12.00	1.25	5.620838	0.37	‡	0.00
12/31/2016	3,051	644	0.68	4.696920	51.16	1.25	4.778462	51.76		0.85
12/31/2015	1,398	447	3.67	3.107312	(27.51)	1.25	3.148663	(27.22)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - April 30, 2018; JNL/T. Rowe Price Value Fund - Class I - April 30, 2018; JNL/The London Company Focused U.S. Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Capital Growth Fund - Class A
12/31/2019	36,342	2,805	0.00	12.689695	22.77		2.46	13.350356	25.82		0.00
12/31/2018	27,874	2,661	0.00	10.336402	(4.16)		2.46	10.610306	(1.75)		0.00
12/31/2017+	5,202	481	0.00	10.785004	0.79	‡	2.46	10.799750	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2019	142	11	0.00	13.244787	9.98	‡	0.90	13.313564	25.61		0.45
12/31/2018+	24	2	0.00	10.625782	(1.14	)‡	0.65	10.599458	(2.94	)‡	0.45
JNL/Vanguard Equity Income Fund - Class A
12/31/2019	31,701	2,656	0.00	11.705813	20.91		2.32	12.350018	23.75		0.00
12/31/2018	16,564	1,691	0.00	9.681471	(8.62)		2.32	9.980003	(6.47)		0.00
12/31/2017+	4,693	442	0.00	10.595161	4.09	‡	2.32	10.670000	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2019	725	59	0.00	12.176719	22.92		0.90	12.313842	23.47		0.45
12/31/2018+	340	34	0.00	9.906483	(3.06	)‡	0.90	9.973056	(3.76	)‡	0.45
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2019	9,412	892	0.00	10.393954	5.41		2.05	10.909969	7.59		0.00
12/31/2018	6,882	692	0.00	9.860454	(1.16)		2.05	10.139954	0.90		0.00
12/31/2017+	2,032	203	0.00	9.976475	(0.01	)‡	2.05	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2019	24	2	0.00	10.817564	7.35		0.65	10.888356	7.57		0.45
12/31/2018+	83	8	0.00	10.076448	1.17	‡	0.65	10.122095	1.80	‡	0.45
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2019	22,828	1,976	0.00	11.280049	17.17	‡	2.25	11.869998	22.88		0.00
12/31/2018	10,093	1,062	0.00	9.380400	(10.33	)‡	2.32	9.659998	(7.91)		0.00
12/31/2017+	1,600	153	0.00	10.435535	1.77	‡	2.00	10.490000	4.90	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - April 30, 2018; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - April 30, 2018; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - April 30, 2018; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2019	923	78	0.00	11.814732	22.55		0.65	11.868362	22.80		0.45
12/31/2018+	312	32	0.00	9.640361	(9.83	)‡	0.65	9.664783	(7.71	)‡	0.45
JNL/Vanguard International Fund - Class A
12/31/2019	50,048	4,352	0.00	11.277712	27.52		2.32	11.720039	30.51		0.00
12/31/2018	31,842	3,559	0.00	8.843939	(18.04	)‡	2.32	8.980031	(13.15)		0.00
12/31/2017+	5,081	486	0.00	10.427752	2.46	‡	2.17	10.340000	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2019	161	14	0.00	11.716031	29.68		0.90	11.670376	30.27		0.45
12/31/2018+	134	15	0.00	9.034424	(3.07	)‡	0.90	8.958846	(15.65	)‡	0.45
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2019	27,642	2,636	0.00	10.256175	18.20	‡	2.30	10.740005	20.95		0.00
12/31/2018	17,530	1,994	0.00	8.659707	(17.10)		2.46	8.880001	(15.02)		0.00
12/31/2017+	3,427	326	0.00	10.445982	2.51	‡	2.46	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2019	360	34	0.00	10.706439	20.43		0.65	10.767160	20.73		0.40
12/31/2018+	176	20	0.00	8.890335	(1.88	)‡	0.65	8.918515	(13.30	)‡	0.40
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2019	22,836	2,085	0.00	10.787155	13.43	‡	2.05	11.299998	15.78		0.00
12/31/2018	12,224	1,275	0.00	9.507589	(6.56)		2.07	9.760000	(4.59)		0.00
12/31/2017+	4,460	438	0.00	10.175030	0.80	‡	2.07	10.230000	2.30	‡	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2019	1,084	96	0.00	11.294260	15.67		0.45	11.294260	15.67		0.45
12/31/2018+	—	—	0.00	9.764225	(3.26	)‡	0.45	9.764225	(3.26	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - April 30, 2018; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - April 30, 2018; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2019	27,994	2,494	0.00	11.054413	16.96	‡	2.05	11.580000	19.38		0.00
12/31/2018	16,358	1,716	0.00	9.449125	(8.39)		2.07	9.700000	(6.46)		0.00
12/31/2017+	3,817	369	0.00	10.314270	1.38	‡	2.07	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2019	409	35	0.00	11.528951	0.33	‡	0.65	11.581349	19.46		0.45
12/31/2018+	—	—	0.00	9.694627	(5.63	)‡	0.45	9.694627	(5.63	)‡	0.45
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2019	22,585	1,846	0.00	11.990554	24.35		2.32	12.600032	27.27		0.00
12/31/2018	17,664	1,810	0.00	9.642282	(9.72	)‡	2.32	9.899988	(7.82)		0.00
12/31/2017+	3,801	354	0.00	10.711928	2.49	‡	2.16	10.740174	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2019	342	27	0.00	12.541582	26.83		0.65	12.613367	27.16		0.40
12/31/2018+	118	12	0.00	9.888110	(8.25	)‡	0.65	9.919561	(16.82	)‡	0.40
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2019	53,796	4,224	0.00	12.479435	27.13	‡	2.31	13.130000	30.13		0.00
12/31/2018	28,919	2,914	0.00	9.800229	(8.09)		2.46	10.090000	(5.79)		0.00
12/31/2017+	4,836	452	0.00	10.662959	0.80	‡	2.46	10.710000	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2019	88	7	0.00	13.062688	29.63		0.65	13.095750	29.89		0.45
12/31/2018+	304	30	0.00	10.077072	(8.86	)‡	0.65	10.082379	(5.52	)‡	0.45
JNL/WCM Focused International Equity Fund - Class A
12/31/2019	17,213	1,031	0.69	15.695533	8.21	‡	2.30	18.140257	35.48		0.00
12/31/2018	4,900	388	0.00	12.102458	(4.49	)‡	1.91	13.390084	(7.85)		0.00
12/31/2017	2,249	161	0.35	13.772552	30.02		1.25	14.530279	27.48	‡	0.00
12/31/2016	1,160	109	0.09	10.593039	(1.12)		1.25	10.733194	(0.73)		0.85
12/31/2015	779	72	0.03	10.713150	4.47		1.25	10.811670	4.89		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - April 30, 2018; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WCM Focused International Equity Fund - Class I
12/31/2019	92	5	1.25	17.632725	8.80	‡	0.65	17.969816	35.21		0.45
12/31/2018+	—	—	0.00	13.289936	(8.85	)‡	0.45	13.289936	(8.85	)‡	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2019	3,085	271	0.00	10.958830	9.63	‡	2.05	12.062859	11.77		0.00
12/31/2018	1,834	178	0.00	10.044737	(0.30	)‡	1.95	10.792516	4.94		0.00
12/31/2017	349	35	3.20	9.948469	4.26		1.25	10.284722	4.92	‡	0.00
12/31/2016	155	16	0.16	9.541545	1.38		1.25	9.579756	1.64		1.00
12/31/2015+	33	4	0.00	9.411507	(6.10	)‡	1.25	9.425575	(5.93	)‡	1.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2019	—	—	0.00	11.697168	5.22	‡	0.90	11.704748	11.65		0.45
12/31/2018+	1	0	0.00	10.483022	4.07	‡	0.45	10.483022	4.07	‡	0.45
JNL/WMC Balanced Fund - Class A
12/31/2019	501,255	9,182	0.00	34.150432	17.52		3.30	76.998988	21.46		0.00
12/31/2018	406,144	8,938	1.66	29.058896	(6.56)		3.30	63.394477	(3.41)		0.00
12/31/2017	398,490	8,367	1.43	31.100142	8.85		3.30	65.633219	11.83	‡	0.00
12/31/2016	319,121	7,473	1.39	28.572122	7.23		3.30	48.542438	9.88		0.85
12/31/2015	228,923	5,904	1.17	26.645724	(4.14)		3.30	44.176861	(1.76)		0.85
JNL/WMC Balanced Fund - Class I
12/31/2019	851	11	0.00	69.009335	21.05		0.65	80.177555	21.30		0.45
12/31/2018+	634	10	0.00	57.007017	(0.64	)‡	0.65	66.100689	(1.86	)‡	0.45
JNL/WMC Government Money Market Fund - Class A
12/31/2019	69,689	5,775	1.54	7.795853	(1.52)		3.06	16.567919	1.54		0.00
12/31/2018	69,399	5,905	1.12	7.916408	(1.93)		3.06	16.317041	1.13		0.00
12/31/2017	67,399	5,724	0.12	8.072295	(2.88)		3.06	16.134201	0.13	‡	0.00
12/31/2016	76,889	6,479	0.00	8.311313	(3.00)		3.06	13.405339	(0.84)		0.85
12/31/2015	70,791	5,888	0.00	8.568705	(3.01)		3.06	13.519203	(0.85)		0.85
JNL/WMC Government Money Market Fund - Class I
12/31/2019	502	29	1.75	17.069890	1.54		0.45	17.069890	1.54		0.45
12/31/2018+	21	1	1.93	16.811053	0.92	‡	0.45	16.811053	0.92	‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WCM Focused International Equity Fund - Class I - April 30, 2018; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - April 30, 2018; JNL/WMC Balanced Fund - Class I - April 30, 2018; JNL/WMC Government Money Market Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/WMC Value Fund - Class A
12/31/2019	55,858	1,339	0.00	28.991820	22.98	3.62	51.403525	27.13	0.30
12/31/2018	49,687	1,496	1.80	23.574712	(13.50)	3.62	40.433554	(10.57)	0.30
12/31/2017	55,522	1,482	1.69	27.255312	11.12	3.62	45.212441	14.47 ‡	0.30
12/31/2016	49,470	1,502	1.08	24.528184	9.40	3.62	35.126838	12.19	1.10
12/31/2015	44,306	1,505	1.49	22.420084	(6.57)	3.62	31.310920	(4.18)	1.10
JNL/WMC Value Fund - Class I
12/31/2019	—	—	0.00	55.586720	27.28	0.45	55.586720	27.28	0.45
12/31/2018+	—	—	0.00	43.672109	(8.61)‡	0.45	43.672109	(8.61)‡	0.45
JNL/AQR Risk Parity Fund - Class A
12/31/2019#	—	—	1.00	11.543566	10.91	1.25	12.405396	11.57	0.00
12/31/2018	1,770	168	1.00	10.407928	(8.06)	1.25	11.119277	(6.90)	0.00
12/31/2017	2,047	179	3.03	11.320321	10.50	1.25	11.942984	11.37 ‡	0.00
12/31/2016	1,973	191	0.00	10.244532	8.23	1.25	10.328920	8.50	1.00
12/31/2015	1,417	149	36.53	9.465401	(11.42)	1.25	9.519610	(11.20)	1.00
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2019#	—	—	8.94	9.986670	2.05	1.25	10.783913	2.65	0.00
12/31/2018	2,900	293	0.00	9.785883	(2.99)	1.25	10.505023	(1.76)	0.00
12/31/2017	3,381	332	1.48	10.087166	1.92	1.25	10.693306	2.66 ‡	0.00
12/31/2016	3,494	350	2.79	9.896900	1.50	1.25	10.043266	1.90	0.85
12/31/2015	3,620	369	5.76	9.750850	(2.57)	1.25	9.855677	(2.18)	0.85
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2019#	—	—	3.34	14.299811	10.97	2.30	16.943543	12.18	0.00
12/31/2018	4,965	362	9.01	12.885747	(2.98)‡	2.30	15.103468	(9.39)	0.00
12/31/2017	3,731	238	5.03	15.484136	15.37	1.25	16.668414	15.50 ‡	0.00
12/31/2016	3,417	252	3.62	13.421121	5.83	1.25	13.686724	6.26	0.85
12/31/2015	2,756	216	1.67	12.681527	(6.17)	1.25	12.880997	(5.79)	0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2019#	—	—	3.54	13.311693	12.17	0.45	13.311693	12.17	0.45
12/31/2018+	26	2	15.21	11.867746	(6.23)‡	0.45	11.867746	(6.23)‡	0.45
JNL/MC 10 x 10 Fund - Class A
12/31/2019#	—	—	0.00	13.885476	10.86	2.47	18.742069	12.16	0.00
12/31/2018	36,825	2,626	0.00	12.525248	(11.06)	2.47	16.710449	(8.82)	0.00
12/31/2017	44,741	2,869	0.00	14.082501	13.39	2.47	18.327162	13.08 ‡	0.00
12/31/2016	42,545	3,127	0.00	12.419455	9.33	2.47	14.041155	10.72	1.20
12/31/2015	39,426	3,199	1.98	11.359999	(4.65)	2.47	12.681715	(3.43)	1.20

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Value Fund - Class I - April 30, 2018; JNL/Epoch Global Shareholder Yield Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2019 through June 24, 2019 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of June 21, 2019. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC 10 x 10 Fund - Class I
12/31/2019#	—	—	0.00	0.000000	0.00		0.00	0.000000	0.00		0.00
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/PPM America Long Short Credit Fund - Class A
12/31/2019#	—	—	4.71	9.997610	3.35		2.00	11.305691	4.33		0.00
12/31/2018	1,134	111	2.88	9.673440	(4.64	)‡	2.00	10.836552	(2.62)		0.00
12/31/2017	975	92	4.04	10.497411	2.50		1.25	11.128123	3.09	‡	0.00
12/31/2016	861	83	12.73	10.241589	9.75		1.25	10.392997	10.18		0.85
12/31/2015	514	55	3.29	9.332169	(4.94)		1.25	9.432437	(4.56)		0.85
JNL/PPM America Long Short Credit Fund - Class I
12/31/2019#	—	—	0.00	8.652907	(0.13)		0.45	8.652907	(0.13)		0.45
12/31/2018+	—	—	0.00	8.664280	(3.06	)‡	0.45	8.664280	(3.06	)‡	0.45

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC 10 x 10 Fund - Class I - August 13, 2018; JNL/PPM America Long Short Credit Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2019 through June 24, 2019 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of June 21, 2019. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2019

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred fifteen (315) Investment Divisions during 2019, but currently contains three-hundred three (303) Investment Divisions as of December 31, 2019. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2019:

Jackson Variable Series Trust
JNL Conservative Allocation Fund Class A and Class I(1)	JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL Institutional Alt 100 Fund Class A(1)	JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL iShares Tactical Growth Fund Class A and Class I	JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL iShares Tactical Moderate Fund Class A and Class I	JNL/Mellon Equity Income Fund - Class A and Class I
JNL iShares Tactical Moderate Growth Fund Class A and Class I	JNL/Neuberger Berman Currency Fund Class A and Class I
JNL Moderate Allocation Fund Class A and Class I(1)	JNL/Neuberger Berman Commodity Strategy Fund Class A
JNL/American Funds Global Growth Fund Class A and Class I	JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I	JNL/PIMCO Investment Grade Credit Bond Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A	JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/BlackRock Global Long Short Credit Fund Class A	JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/DFA U.S. Small Cap Fund Class A and Class I	JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I	JNL/VanEck International Gold Fund Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I	JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)	JNL/Mellon Communication Services Sector Fund Class A and Class I
JNL Growth Allocation Fund Class A and Class I(1)	JNL/Mellon Consumer Staples Sector Fund Class A and Class I
JNL Institutional Alt 25 Fund Class A and Class I(1)	JNL/Mellon Emerging Markets Index Fund Class A and Class I
JNL Institutional Alt 50 Fund Class A and Class I(1)	JNL/Mellon European 30 Fund Class A and Class I
JNL Moderate Growth Allocation Fund Class A and Class I(1)	JNL/Mellon Index 5 Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A	JNL/Mellon Industrials Sector Fund Class A and Class I
JNL Multi-Manager International Small Cap Fund Class A	JNL/Mellon International Index Fund Class A and Class I
JNL Multi-Manager Mid Cap Fund Class A and Class I	JNL/Mellon Materials Sector Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I	JNL/Mellon MSCI KLD 400 Social Index Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I	JNL/Mellon Real Estate Sector Fund Class A and Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund Class A and Class I
JNL/American Funds Balanced Fund Class A and Class I	JNL/Mellon S&P 1500 Value Index Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I	JNL/Mellon S&P 400 MidCap Index Fund Class A and Class I
JNL/American Funds Capital Income Builder Fund Class A and Class I	JNL/Mellon S&P 500 Index Fund Class A
JNL/American Funds Global Bond Fund Class A and Class I	JNL/Mellon Small Cap Index Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I	JNL/Mellon Utilities Sector Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)	JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/American Funds Growth-Income Fund Class A and Class I	JNL/MMRS Conservative Fund Class A
JNL/American Funds International Fund Class A and Class I	JNL/MMRS Growth Fund Class A
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)	JNL/Morningstar Wide Moat Index Fund Class A and Class I
JNL/American Funds New World Fund Class A and Class I	JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/AQR Large Cap Defensive Style Fund - Class A and Class I	JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I	JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A	JNL/PIMCO Income Fund Class A and Class I
JNL/BlackRock Advantage International Fund - Class A and Class I	JNL/PIMCO Real Return Fund Class A and Class I
JNL/BlackRock Global Allocation Fund Class A and Class I	JNL/PPM America Floating Rate Income Fund Class A and Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2019

JNL/BlackRock Global Natural Resources Fund Class A and Class I	JNL/PPM America High Yield Bond Fund Class A and Class I
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I	JNL/PPM America Mid Cap Value Fund Class A and Class I
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I	JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I	JNL/PPM America Total Return Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I	JNL/PPM America Value Equity Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)	JNL/RAFI Fundamental Europe Fund - Class A and Class I
JNL/DFA International Core Equity Fund Class A and Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A and Class I
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)	JNL/RAFI Multi -Factor U.S. Equity Fund - Class A and Class I
JNL/DFA U.S. Core Equity Fund Class A and Class I	JNL/S&P 4 Fund Class A and Class I(1)
JNL/DoubleLine Core Fixed Income Fund Class A and Class I	JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I	JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I	JNL/S&P International 5 Fund Class A and Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund Class A and Class I	JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/First State Global Infrastructure Fund Class A and Class I	JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I	JNL/S&P Managed Conservative Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)	JNL/S&P Managed Growth Fund Class A and Class I
JNL/Franklin Templeton Global Fund Class A and Class I	JNL/S&P Managed Moderate Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I	JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I	JNL/S&P Mid 3 Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Fund Class A and Class I	JNL/S&P Total Yield Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I	JNL/Scout Unconstrained Bond Fund Class A
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I	JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	JNL/T. Rowe Price Managed Volatility Balanced Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I	JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I	JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund Class A	JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Invesco China-India Fund Class A and Class I	JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Invesco Diversified Dividend Fund Class A and Class I	JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A and Class I	JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Invesco International Growth Fund Class A and Class I	JNL/Vanguard Growth ETF Allocation Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I	JNL/Vanguard International Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I	JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/JPMorgan Global Allocation Fund - Class A and Class I	JNL/Vanguard Moderate ETF Allocation Fund Class A and Class I
JNL/JPMorgan Hedged Equity Fund Class A and Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I	JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I	JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Lazard Emerging Markets Fund Class A and Class I	JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/Loomis Sayles Global Growth Fund Class A and Class I	JNL/WMC Balanced Fund Class A and Class I
JNL/Mellon 10 x 10 Fund Class A and Class I(1)	JNL/WMC Government Money Market Fund Class A and Class I
JNL/Mellon Bond Index Fund Class A and Class I	JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/Mellon Consumer Discretionary Sector Fund Class A and Class I	JNL/Mellon Information Technology Sector Fund Class A and Class I
JNL/Mellon DowSM Index Fund Class A and Class I	JNL/Mellon JNL 5 Fund Class A and Class I
JNL/Mellon Energy Sector Fund Class A and Class I	JNL/Mellon MSCI World Index Fund Class A and Class I
JNL/Mellon Financial Sector Fund Class A and Class I	JNL/Mellon Nasdaq 100 Index Fund Class A and Class I
JNL/Mellon Healthcare Sector Fund Class A and Class I	JNL/Mellon S&P SMid 60 Fund Class A and Class I
JNL/Mellon Information Technology Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

During the year ended December 31, 2019, the following Funds changed names effective June 24, 2019:

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2019

Prior Fund Name	Current Fund Name	Reason For Change
JNL/AB Dynamic Asset Allocation Fund	JNL/JPMorgan Global Allocation Fund	Sub-Adviser Replacement
JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Growth Allocation Fund	Name Convention Update
JNL/Goldman Sachs Core Plus Bond Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	Sub-Adviser Replacement
JNL/MC Bond Index Fund	JNL/Mellon Bond Index Fund	Name Convention Update
JNL/MC Communication Services Sector Fund	JNL/Mellon Communication Services Sector Fund	Name Convention Update
JNL/MC Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	Name Convention Update
JNL/MC Consumer Staples Sector Fund	JNL/Mellon Consumer Staples Sector Fund	Name Convention Update
JNL/MC Dow Index Fund	JNL/Mellon Dow Index Fund	Name Convention Update
JNL/MC Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund	Name Convention Update
JNL/MC Energy Sector Fund	JNL/Mellon Energy Sector Fund	Name Convention Update
JNL/MC European 30 Fund	JNL/RAFI Fundamental Europe Fund	Name Convention Update
JNL/MC Financial Sector Fund	JNL/Mellon Financial Sector Fund	Name Convention Update
JNL/MC Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund	Name Convention Update
JNL/MC Index 5 Fund	JNL/Mellon Index 5 Fund	Name Convention Update
JNL/MC Industrials Sector Fund	JNL/Mellon Industrials Sector Fund	Name Convention Update
JNL/MC Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund	Name Convention Update
JNL/MC International Index Fund	JNL/Mellon International Index Fund	Name Convention Update
JNL/MC Materials Sector Fund	JNL/Mellon Materials Sector Fund	Name Convention Update
JNL/MC MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	Name Convention Update
JNL/MC MSCI World Index Fund	JNL/Mellon MSCI World Index Fund	Name Convention Update
JNL/MC Nasdaq 100 Index Fund	JNL/Mellon Nasdaq 100 Index Fund	Name Convention Update
JNL/MC Pacific Rim 30 Fund	JNL/RAFI Fundamental Asia Developed Fund	Name Convention Update
JNL/MC Real Estate Sector Fund	JNL/Mellon Real Estate Sector Fund	Name Convention Update
JNL/MC S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Growth Index Fund	Name Convention Update
JNL/MC S&P 1500 Value Index Fund	JNL/Mellon S&P 1500 Value Index Fund	Name Convention Update
JNL/MC S&P 400 MidCap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund	Name Convention Update
JNL/MC S&P 500 Index Fund	JNL/Mellon S&P 500 Index Fund	Name Convention Update
JNL/MC Small Cap Index Fund	JNL/Mellon Small Cap Index Fund	Name Convention Update
JNL/MC Utilities Sector Fund	JNL/Mellon Utilities Sector Fund	Name Convention Update
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Commodity Strategy Fund	Name Convention Update
JNL/PIMCO Investment Grade Corporate Bond Fund	JNL/PIMCO Investment Grade Credit Bond Fund	Name Convention Update
JNL/The Boston Company Equity Income Fund	JNL/Mellon Equity Income Fund	Sub-Adviser Replacement

During the year ended December 31, 2019, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2019.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/AQR Risk Parity Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	June 24, 2019
JNL/BlackRock Global Long Short Credit Fund	JNL/Crescent High Income Fund	June 24, 2019
JNL/Epoch Global Shareholder Yield Fund	JNL/Mellon Equity Income Fund	June 24, 2019
JNL/MC 10 x 10 Fund	JNL/Mellon Index 5 Fund	June 24, 2019
JNL/MC JNL 5 Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	June 24, 2019
JNL/MC S&P® SMid 60 Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	June 24, 2019
JNL/PPM America Long Short Credit Fund	JNL/PPM America High Yield Bond Fund	June 24, 2019

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2019

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2019, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable Underlying Fund. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2019

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $12,328 and $33,405 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Abbreviations

MC - Mellon Capital

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 30, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix
Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two‑year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 50 Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I

JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class A
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A(1)
JNL/Fidelity Institutional Asset Management Total Bond Fund- Class I(1)
JNL/First State Global Infrastructure Fund - Class A
JNL/First State Global Infrastructure Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Fund - Class I

JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A(1)
JNL/Franklin Templeton Growth Allocation Fund - Class I(1)
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class I
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco China-India Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Utilities Sector Fund - Class A (1)
JNL/MC Utilities Sector Fund - Class I(1)
JNL/Mellon Bond Index Fund - Class A(1)
JNL/Mellon Bond Index Fund - Class I(1)
JNL/Mellon Communication Services Sector Fund - Class A(1)
JNL/Mellon Communication Services Sector Fund - Class I(1)
JNL/Mellon Consumer Discretionary Sector Fund - Class A(1)
JNL/Mellon Consumer Discretionary Sector Fund - Class I(1)
JNL/Mellon Consumer Staples Sector Fund - Class A(1)
JNL/Mellon Consumer Staples Sector Fund - Class I(1)
JNL/Mellon Dow Index Fund - Class A(1)
JNL/Mellon Dow Index Fund - Class I(1)
JNL/Mellon Emerging Markets Index Fund - Class A(1)
JNL/Mellon Emerging Markets Index Fund - Class I(1)
JNL/Mellon Energy Sector Fund - Class A(1)
JNL/Mellon Energy Sector Fund - Class I(1)
JNL/Mellon Equity Income Fund - Class A(1)
JNL/Mellon Equity Income Fund - Class I(1)

JNL/Mellon Financial Sector Fund - Class A(1)
JNL/Mellon Financial Sector Fund - Class I(1)
JNL/Mellon Healthcare Sector Fund - Class A(1)
JNL/Mellon Healthcare Sector Fund - Class I(1)
JNL/Mellon Index 5 Fund - Class A(1)
JNL/Mellon Industrials Sector Fund - Class A(1)
JNL/Mellon Industrials Sector Fund - Class I(1)
JNL/Mellon Information Technology Sector Fund - Class A(1)
JNL/Mellon Information Technology Sector Fund - Class I(1)
JNL/Mellon International Index Fund - Class A(1)
JNL/Mellon International Index Fund - Class I(1)
JNL/Mellon Materials Sector Fund - Class A(1)
JNL/Mellon Materials Sector Fund - Class I(1)
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A(1)
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I(1)
JNL/Mellon MSCI World Index Fund - Class A(1)
JNL/Mellon MSCI World Index Fund - Class I(1)
JNL/Mellon Nasdaq® 100 Index Fund - Class A(1)
JNL/Mellon Nasdaq® 100 Index Fund - Class I(1)
JNL/Mellon Real Estate Sector Fund - Class A(1)
JNL/Mellon Real Estate Sector Fund - Class I(1)
JNL/Mellon S&P 1500 Growth Index Fund - Class A(1)
JNL/Mellon S&P 1500 Growth Index Fund - Class I(1)
JNL/Mellon S&P 1500 Value Index Fund - Class A(1)
JNL/Mellon S&P 1500 Value Index Fund - Class I(1)
JNL/Mellon S&P 400 MidCap Index Fund - Class A(1)
JNL/Mellon S&P 400 MidCap Index Fund - Class I(1)
JNL/Mellon S&P 500 Index Fund - Class A(1)
JNL/Mellon S&P 500 Index Fund - Class I(1)
JNL/Mellon Small Cap Index Fund - Class A(1)
JNL/Mellon Small Cap Index Fund - Class I(1)
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A(1)
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A(1)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I(1)
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class A
JNL/PPM America Value Equity Fund - Class I
JNL/RAFI Fundamental Asia Developed Fund - Class A(1)
JNL/RAFI Fundamental Europe Fund - Class A(1)
JNL/S&P 4 Fund - Class A
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class A
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class A
JNL/S&P Total Yield Fund - Class I
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class A

JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/VanEck International Gold Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2019, and the related statements of operations and changes in net assets for the period from June 24, 2019 (inception) to December 31, 2019.

JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/BlackRock Advantage International Fund - Class A
JNL/BlackRock Advantage International Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI MultiFund -Factor U.S. Equity Fund - Class A
JNL/RAFI MultiFund -Factor U.S. Equity Fund - Class I

Statement of assets and liabilities as of December 31, 2019, and the related statements of operations and changes in net assets for the year ended December 31, 2019 and period from August 13, 2018 (inception) to December 31, 2018.

JNL Multi-Manager International Small Cap Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco China-India Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Mellon Index 5 Fund - Class I(1)
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/RAFI Fundamental Asia Developed Fund - Class I(1)
JNL/RAFI Fundamental Europe Fund - Class I(1)

Statement of operations for the period from January 1, 2019 to June 24, 2019 (closure) and the statements of changes in net assets for the period from January 1, 2019 to June 24, 2019 (closure) and the period August 13, 2018 (inception) to December 31, 2018.
JNL/MC 10 x 10 Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

APPENDIX B

Report of Independent Registered Public Accounting Firm
To the Stockholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2019 and 2018, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2019, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Company's auditor since 1999.

Chicago, Illinois
March 18, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2019	2018
Investments:
Available for sale debt securities, at fair value (amortized cost: 2019 $1,129,407; 2018 $1,145,276)	$1,178,633	$1,125,943
Equity securities, at fair value	—	93
Policy loans	382	301
Total investments	1,179,015	1,126,337
Cash and cash equivalents	146,944	140,230
Accrued investment income	8,890	9,376
Deferred acquisition costs and sales inducements	49,891	73,984
Reinsurance recoverable	1,597,137	1,604,816
Income taxes receivable from Parent	—	959
Deferred income taxes, net	37,253	45,355
Separate account assets	13,489,116	11,072,895
Total assets	$16,508,246	$14,073,952

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$314,467	$312,482
Other contract holder funds	1,665,405	1,695,581
Payable to Parent	259,560	300,252
Deferred gain on reinsurance	170,050	194,342
Income taxes payable to Parent	4,116	—
Other liabilities	34,820	30,737
Separate account liabilities	13,489,116	11,072,895
Total liabilities	15,937,534	13,606,289

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income, net of
tax benefit of $719 in 2019 and $8,714 in 2018	33,346	(2,336)
Retained earnings	347,442	280,075
Total stockholder's equity	570,712	467,663
Total liabilities and stockholder's equity	$16,508,246	$14,073,952

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2019	2018	2017
Revenues
Fee income	$32,220	$30,151	$27,145
Premium	(31)	—	10
Net investment income	45,027	43,540	47,768
Net realized losses on investments:
Total other-than-temporary impairments	(45)	(12)	(151)
Portion of other-than-temporary impairments included in
other comprehensive income	—	(45)	126
Net other-than-temporary impairments	(45)	(57)	(25)
Other investment gains	2,406	42	27,058
Total net realized gains (losses) on investments	2,361	(15)	27,033
Commission and expense allowance on reinsurance ceded	137,421	143,896	129,015
Amortization of gain on reinsurance	24,293	24,387	24,387
Total revenues	241,291	241,959	255,358
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,078	10,605	(1,561)
Interest credited on other contract holder funds, net of deferrals	15,791	17,809	19,438
Operating costs and other expenses, net of deferrals	149,587	156,313	141,351
Amortization of deferred acquisition and sales inducement costs	6,702	4,506	11,542
Total benefits and expenses	174,158	189,233	170,770
Pretax income	67,133	52,726	84,588
Income tax (benefit) expense	(234)	4,270	37,019
Net income (loss)	$67,367	$48,456	$47,569

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2019	2018	2017
Net Income	$67,367	$48,456	$47,569

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available for sale debt securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2019 $9,200; 2018 $(5,379); 2017 $1,990)	34,611	(20,233)	5,278

Net unrealized gains (losses) on other-than-temporarily impaired available for sale debt securities (net of tax expense (benefit) of: 2019 nil; 2018 $9; 2017 $(39))	—	33	(73)

Reclassification adjustment for gains (losses) included in net income (net of tax expense (benefit) of: 2019 $285; 2018 $(329); 2017 $(4,178))	1,071	(1,240)	(7,758)
Total other comprehensive (loss)	35,682	(21,440)	(2,553)
Comprehensive income	$103,049	$27,016	$45,016

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2016	$2,000	$256,000	$20,167	$185,540	$463,707

Net income	—	—	—	47,569	47,569
Return of capital	—	(68,076)	—	—	(68,076)
Change in unrealized investment gains
and losses, net of tax	—	—	(2,553)	—	(2,553)
Balances as of December 31, 2017	2,000	187,924	17,614	233,109	440,647

Net income	—	—	—	48,456	48,456
Change in unrealized investment gains
and losses, net of tax	—	—	(21,440)	—	(21,440)
Cumulative effects of changes in
accounting principles, net of tax			1,490	(1,490)	—
Balances as of December 31, 2018	2,000	187,924	(2,336)	280,075	467,663
.
Net income	—	—	—	67,367	67,367
Change in unrealized investment gains
and losses, net of tax	—	—	35,682	—	35,682
Balances as of December 31, 2019	$2,000	$187,924	$33,346	$347,442	$570,712

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2019	2018	2017
Cash flows from operating activities:
Net income	$67,367	$48,456	$47,569
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized (gains) losses on investments	(2,361)	15	(27,033)
Interest credited on deposit liabilities, gross	39,137	37,193	39,724
Amortization of discount and premium on investments	(196)	182	(148)
Deferred income tax (benefit) expense	(1,382)	2,999	44,928
Change in:
Accrued investment income	486	(260)	6,948
Deferred acquisition costs and sales inducements	701	(1,977)	4,750
Income taxes receivable from/payable to Parent	5,075	5,825	(2,898)
Claims payable	(1,564)	7,903	1,376
Payable to/receivable from Parent	(40,692)	(6,076)	(143,832)
Other assets and liabilities, net	(12,584)	31,749	(3,931)
Net cash provided by (used in) operating activities	53,987	126,009	(32,547)

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	214,843	147,995	225,628
Equity securities	97	—	115
Purchases of:
Debt securities	(196,415)	(180,500)	(193,838)
Equity securities	—	—	(29)
Other investing activities	(866)	(4,165)	(5,115)
Net cash provided by (used in) investing activities	17,659	(36,670)	26,761

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,246,555	1,356,813	1,355,905
Withdrawals	(1,253,608)	(1,122,842)	(908,232)
Net transfers to separate accounts	(57,879)	(315,674)	(556,909)
Net cash used in financing activities	(64,932)	(81,703)	(109,236)

Net increase (decrease) in cash and cash equivalents	6,714	7,636	(115,022)

Cash and cash equivalents, beginning of year	140,230	132,594	247,616
Total cash and cash equivalents, end of year	$146,944	$140,230	$132,594

Supplemental Cash Flow Information
Income tax received from Parent	$3,927	$4,554	$5,013

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. Effective January 1, 2019, the Company adopted ASU No. 2017-08 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

other amendments are to be applied retrospectively to all periods presented. Upon adoption in 2020, the Company will revise the impacted disclosures within the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2021, with required retrospective application to January 1, 2020. Early adoption is permitted. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss (“CECL”) model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. The guidance also requires enhanced disclosures. ASU No. 2016-13 is effective for public entities that meet the definition of an SEC filer for annual reporting periods beginning after December 15, 2019. While the final methodology for the reinsurance receivable CECL allowance is still under development, the allowance is not expected to be material. The Company plans to adopt the standard on its effective date of January 1, 2020, with a cumulative effect adjustment to retained earnings.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment was to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business, which is estimated to be 10 years.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017, through a transfer of $762.3 million in securities and the remainder in cash.

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $5.6 million and $9.1 million as of December 31, 2019 and 2018, respectively.

Debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding the reinsurance agreement are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements,

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2019 and 2018, deferred acquisition costs (decreased) increased by $(16.0) million and $6.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2019 and 2018. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2019 and 2018, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2019 and 2018, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2019, 2018 and 2017.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2019 and 2018, deferred sales inducements (decreased) increased by $(0.6) million and $0.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2019, 2018, and 2017.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement, which is based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 18, 2020, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2019, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2019, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2019
AAA	16.1%
AA	6.1%
A	38.8%
BBB	36.5%
Investment grade	97.5%
BB	1.7%
B and below	0.8%
Below investment grade	2.5%
Total debt securities	100.0%

At December 31, 2019, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 85% were investment grade, 5% were below investment grade and 10% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 25% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2019, the industries accounting for the larger percentage of unrealized losses included utility (55% of corporate gross unrealized losses) and energy (17%). The largest unrealized loss related to a single corporate obligor was $111 thousand at December 31, 2019.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

At December 31, 2019 and 2018, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2019	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$35,744	$—	$440	$35,304	$—
Other government securities	1,956	257	—	2,213	—
Public utilities	87,807	2,922	150	90,579	—
Corporate securities	768,987	38,976	123	807,840	—
Residential mortgage-backed	28,595	1,788	10	30,373	(1,200)
Commercial mortgage-backed	131,970	4,518	74	136,414	—
Other asset-backed securities	74,348	1,629	67	75,910	—
Total debt securities	$1,129,407	$50,090	$864	$1,178,633	$(1,200)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$36,206	$2	$2,497	$33,711	$—
Other government securities	2,598	—	242	2,356	—
Public utilities	83,714	502	2,182	82,034	—
Corporate securities	792,310	5,040	20,484	776,866	—
Residential mortgage-backed	27,314	1,513	72	28,755	(1,099)
Commercial mortgage-backed	118,663	674	1,699	117,638	—
Other asset-backed securities	84,471	718	606	84,583	—
Total debt securities	$1,145,276	$8,449	$27,782	$1,125,943	$(1,099)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2019, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$34,339	$428	$—	$34,767
Due after 1 year through 5 years	312,560	12,067	6	324,621
Due after 5 years through 10 years	537,015	28,342	692	564,665
Due after 10 years through 20 years	10,580	1,318	15	11,883
Residential mortgage-backed	28,595	1,788	10	30,373
Commercial mortgage-backed	131,970	4,518	74	136,414
Other asset-backed securities	74,348	1,629	67	75,910
Total	$1,129,407	$50,090	$864	$1,178,633

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Securities with a carrying value of $490 thousand and $501 thousand at December 31, 2019 and 2018, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2019	Cost	Gains	Losses	Value
Prime	$14,222	$469	$—	$14,691
Alt-A	2,786	436	—	3,222
Subprime	4,376	598	10	4,964
Total non-agency RMBS	$21,384	$1,503	$10	$22,877

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$8,638	$293	$—	$8,931
Alt-A	3,503	655	4	4,154
Subprime	5,636	313	54	5,895
Total non-agency RMBS	$17,777	$1,261	$58	$18,980

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2019			December 31, 2018
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$440	$35,304	1	$—	$—	—
Other government securities	—	—	—	—	—	—
Public utilities	150	11,379	7	508	22,969	13
Corporate securities	99	9,932	12	13,647	442,839	346
Residential mortgage-backed	10	2,416	2	17	3,178	3
Commercial mortgage-backed	74	10,815	9	562	42,599	25
Other asset-backed securities	61	11,066	13	26	13,795	16
Total temporarily impaired
securities	$834	$80,912	44	$14,760	$525,380	403

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$2,497	$33,210	1
Other government securities	—	—	—	242	2,356	1
Public utilities	—	—	—	1,675	29,121	15
Corporate securities	24	742	2	6,836	110,764	92
Residential mortgage-backed	—	—	—	55	3,365	1
Commercial mortgage-backed	—	—	—	1,137	27,072	20
Other asset-backed securities	6	2,596	8	580	36,400	43
Total temporarily impaired
securities	$30	$3,338	10	$13,022	$242,288	173

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$440	$35,304	1	$2,497	$33,210	1
Other government securities	—	—	—	242	2,356	1
Public utilities	150	11,379	7	2,183	52,090	28
Corporate securities	123	10,674	14	20,483	553,603	438
Residential mortgage-backed	10	2,416	2	72	6,543	4
Commercial mortgage-backed	74	10,815	9	1,699	69,671	45
Other asset-backed securities	67	13,662	21	606	50,195	59
Total temporarily impaired
securities	$864	$84,250	54	$27,782	$767,668	576

Other-Than-Temporary Impairments on Available For Sale Debt Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2019, and 2018, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2019 and 2018, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 30% to 70% and 25% to 70%, respectively.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2019	2018	2017
Available-for-sale debt securities
Realized gains on sale	$3,483	$1,584	$33,647
Realized losses on sale	(1,077)	(1,543)	(6,623)
Impairments:
Total other-than-temporary impairments	(45)	(12)	(151)
Portion of other-than-temporary impairments
included in other comprehensive income	—	(45)	126
Net other-than-temporary impairments	(45)	(57)	(25)
Other	—	1	34
Net realized gains (losses) on investments	$2,361	$(15)	$27,033

The aggregate fair value of securities sold at a loss for the years ended December 31, 2019, 2018, and 2017 was $23.6 million, $40.1 million, and $205.8 million, respectively, which was approximately 96%, 97%, and 97% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2019	2018
Cumulative credit loss beginning balance	$3,686	$3,692
Additions:
New credit losses	45	11
Incremental credit losses	—	47
Reductions:
Securities sold, paid down or disposed of	(1,395)	(53)
Securities where there is intent to sell	(45)	(11)
Cumulative credit loss ending balance	$2,291	$3,686

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2019 and 2018, the estimated fair value of loaned securities was $0.2 million and $1.0 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2019 and 2018, cash collateral received in the amount of $0.3 million and $1.0 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2019		December 31, 2018
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,178,633	$1,178,633	$1,125,943	$1,125,943
	Equity securities	—	—	93	93
	Policy loans	382	382	301	301
	Cash and cash equivalents	146,944	146,944	140,230	140,230
	Reinsurance recoverable, net (1)	1,262,240	2,034,310	1,254,114	1,813,609
	Separate account assets	13,489,116	13,489,116	11,072,895	11,072,895

Liabilities
	Annuity reserves (2)	$1,812,712	$2,668,158	$1,836,734	$2,431,071
	Securities lending payable	255	255	1,036	1,036
	Separate account liabilities	13,489,116	13,489,116	11,072,895	11,072,895

(1)
Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.

(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2019 and 2018, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$35,304	$35,304	$—	$—
Other government securities	2,213	—	2,213	—
Public utilities	90,579	—	90,579	—
Corporate securities	807,840	—	807,840	—
Residential mortgage-backed	30,373	—	30,373	—
Commercial mortgage-backed	136,414	—	136,414	—
Other asset-backed securities	75,910	—	75,910	—
Cash and cash equivalents	146,944	146,944	—	—
Reinsurance recoverable, net (1)	191,397	—	—	191,397
Separate account assets	13,489,116	—	13,489,116	—
Total	$15,006,090	$182,248	$14,632,445	$191,397

Liabilities
Embedded derivative liability	$197,068	$—	$—	$197,068

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$33,711	$33,711	$—	$—
Other government securities	2,356	—	2,356	—
Public utilities	82,034	—	82,034	—
Corporate securities	776,866	—	776,866	—
Residential mortgage-backed	28,755	—	28,755	—
Commercial mortgage-backed	117,638	—	117,638	—
Other asset-backed securities	84,583	—	84,583	—
Equity securities	93	—	93	—
Cash and cash equivalents	140,230	140,230	—	—
Reinsurance recoverable, net (1)	183,771	—	—	183,771
Separate account assets	11,072,895	—	11,072,895	—
Total	$12,522,932	$173,941	$12,165,220	$183,771

Liabilities
Embedded derivative liability	$189,585	$—	$—	$189,585

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2019
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$191,397	$191,397	$—

Liabilities
Embedded derivative liability	$197,068	$197,068	$—

	December 31, 2018
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$183,771	$183,771	$—

Liabilities
Embedded derivative liability	$189,585	$189,585	$—
(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2019
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$191,397	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$197,068	Discounted cash flow	See below	See below	See below

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$183,771	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$189,585	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The tables below provide rollforwards for 2019 and 2018 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2019	Income	Income	Settlements	Level 3	2019
Assets
Reinsurance recoverable, net (1)	$183,771	$7,626	$—	$—	$—	$191,397

Liabilities
Embedded derivative liability	$(189,585)	$(7,483)	$—	$—	$—	$(197,068)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Reinsurance recoverable, net (1)	$110,326	$73,445	$—	$—	$—	$183,771

Liabilities
Embedded derivative liability	$(109,052)	$(80,533)	$—	$—	$—	$(189,585)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2019 or 2018. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2019 or 2018.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2019 and 2018, was as follows (in thousands):

	2019	2018
Assets
Reinsurance recoverable, net (1)	$7,626	$73,445

Liabilities
Embedded derivative liability	$(7,483)	$(80,533)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

			December 31, 2019		December 31, 2018
		Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Policy loans	Level 3	$382	$382	$301	$301
	Reinsurance recoverable, net (1)	Level 3	1,070,843	1,842,913	1,070,343	1,629,838

Liabilities
	Annuity reserves (2)	Level 3	$1,615,644	$2,471,090	$1,647,149	$2,241,485
	Securities lending payable	Level 2	255	255	1,036	1,036
	Separate account liabilities (3)	Level 2	13,489,116	13,489,116	11,072,895	11,072,895

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2)	Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3)	The values of separate account liabilities are set equal to the values of separate account values.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2019	2018	2017
Balance, beginning of year	$71,338	$54,835	$52,578
Deferrals of acquisition costs	5,964	6,433	6,696
Amortization related to:
Operations	(6,315)	(4,272)	(7,276)
Net realized (gains) losses	(135)	1	(3,683)
Total amortization	(6,450)	(4,271)	(10,959)
Unrealized investment (gains) losses	(22,530)	14,341	6,520
Balance, end of year	$48,322	$71,338	$54,835

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2019	2018	2017
Balance, beginning of year	$2,646	$2,258	$2,524
Deferrals of sales inducements	37	50	96
Amortization related to:
Operations	(265)	(235)	(592)
Net realized losses	13	—	9
Total amortization	(252)	(235)	(583)
Unrealized investment (gains) losses	(862)	573	221
Balance, end of year	$1,569	$2,646	$2,258

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Gross fees in 2019 and 2018 totaled $313.7 million and $297.7 million, with $281.5 million and $267.6 million ceded under the coinsurance agreement, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Direct premiums	$396	$316	$334
Less reinsurance ceded:
Life	(358)	(243)	(246)
Annuity	(69)	(73)	(78)
Net premiums	$(31)	$—	$10

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Direct benefits:
Life	$5,111	(4,564)	4,563
Annuity Guaranteed benefits	255	216	430
Less reinsurance ceded:
Life	(3,600)	4,345	(7,376)
Deferral of contract enhancements	—	(6)	(16)
Change in reserves, net of reinsurance	312	10,614	838
Total benefits	$2,078	$10,605	$(1,561)

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2019	2018
Reinsurance recoverable:
Ceded reserves	$1,328,031	$1,323,026
Ceded claims liability	35,042	35,297
Ceded claims paid	28,272	27,558
Ceded benefit payments/transfers	205,792	218,935
Total	$1,597,137	$1,604,816

Reinsurance recoverable from the Parent totaled $1,594.3 million and $1,601.9 million at December 31, 2019 and 2018, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2019	2018
Direct life insurance in-force	$172,543	$204,282
Amounts ceded to other companies	(109,470)	(155,243)
Net life insurance in-force	$63,073	$49,039

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2019	2018
Traditional life	$1,810	$1,984
Guaranteed benefits	263,771	260,049
Claims payable and Other	48,886	50,449
Total	$314,467	$312,482

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for other contract holder fund balances (in thousands):

	December 31,
	2019	2018
Interest-sensitive life	$4,504	$5,792
Variable annuity fixed option	1,208,714	1,206,751
Fixed annuity	452,187	483,038
Total	$1,665,405	$1,695,581

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2019, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.28% average guaranteed rate.

At December 31, 2019 and 2018, approximately 91% and 95%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2019 and 2018, approximately 92% and 90%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2019
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$39.9	$—	$39.9
>1.0% - 2.0%	49.2	846.6	895.8
>2.0% - 3.0%	322.5	333.7	656.2
Total	$411.6	$1,180.3	$1,591.9

	December 31, 2018
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$42.7	$608.7	$651.4
>1.0% - 2.0%	54.7	236.8	291.5
>2.0% - 3.0%	352.9	336.5	689.4
Total	$450.3	$1,182.0	$1,632.3

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

At December 31, 2019 and 2018, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
			Net	Weighted	until
December 31, 2019	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$9,491.7	$79.1	65.8 years
GMWB - Premium only	0%	216.5	1.2
GMWB	0-5%*	19	0.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		2,076.4	17.9	66.9 years
GMWB - Highest anniversary only		216.8	2.3
GMWB		33.3	2.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	79.9	27.1		0.5 years
GMWB	0-8%*	9,670.3	459

					Average
					Period
			Net	Weighted	until
December 31, 2018	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$7,796.0	$272.9	65.5 years
GMWB - Premium only	0%	187.0	5.6
GMWB	0-5%*	17.6	1.2
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		1,742.0	192.7	66.3 years
GMWB - Highest anniversary only		184.3	23.7
GMWB		33.4	4.8
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	74.4	35.9		0.1 years
GMWB	0-8%*	7,951.6	1,433.4

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentages under pre-defined non-market conditions.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2019	2018
Equity	$8,405.3	$6,751.8
Bond	1,274.2	1,170.9
Balanced	1,882.0	1,588.0
Money market	47.1	48.8
Total	$11,608.6	$9,559.5

GMDB liabilities reflected in the general account were as follows (in millions):

	2019	2018
Balance at January 1	$56.2	$35.6
Incurred guaranteed benefits	(0.9)	22.5
Paid guaranteed benefits	(1.9)	(1.9)
Balance at December 31	$53.4	$56.2

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2019 and 2018 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 24% to 100% of the Annuity 2000 table (2018: 25% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments.)

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $197.1 million and $189.6 million at December 31, 2019 and 2018, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2019 and 2018, these GMWB reserves totaled $9.1 million and $9.5 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2019 and 2018, GMIB reserves totaled $3.5 million and $4.2 million, respectively.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

9.	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.   As a result of this reduction, the Company recognized additional tax expense of $0.5 million and $29.0 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $1.5 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.  In accordance with ASU No. 2018-02. “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Current tax expense (benefit)	$1,148	$1,271	$(7,909)
Deferred tax (benefit) expense	(1,382)	2,999	44,928
Income tax (benefit) expense	$(234)	$4,270	$37,019

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 21% for 2019 and 2018 and 35% for 2017 as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Income taxes at statutory rate	$14,098	$11,072	$29,606
Dividends received deduction	(11,789)	(8,578)	(22,318)
U.S. federal tax reform impact	—	524	28,990
Provision for uncertain tax benefit	—	3,288	1,996
Other	(2,543)	(2,036)	(1,255)
Income tax (benefit) expense	$(234)	$4,270	$37,019

Effective tax rate	-0.3%	8.1%	43.8%

Federal income taxes received from Jackson in 2019, 2018, and 2017 were $3.9 million, $4.6 million and $5.0 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2019	2018
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$11,024	$8,823
Deferred gain on reinsurance	35,711	40,812
Net unrealized losses on available for sale securities	—	2,633
Other	5,213	2,654
Total gross deferred tax asset	51,948	54,922

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(4,919)	(5,308)
Net unrealized gains on available for sale securities	(6,852)	—
Other investment items	(2,878)	(4,259)
Other	(46)	—
Total gross deferred tax liability	(14,695)	(9,567)

Net deferred tax asset	$37,253	$45,355

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2019, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2019 and 2018, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. At of December 31, 2019 and 2018, the Company held reserves related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation and a change in the calculation of its tax basis reserves. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2019	2018
Unrecognized tax benefit, beginning of year	$5,284	$1,996
Additions for tax positions identified	—	3,288
Unrecognized tax benefit, end of year	$5,284	$5,284

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2019, 2018, or 2017.

Based on information available as of December 31, 2019, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

10.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2019 without prior approval is approximately $61.1 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $612.7 million and $583.2 million at December 31, 2019 and 2018, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $27.1 million, $31.5 million, and $69.8 million in 2019, 2018, and 2017, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $7.7 million and $11.1 million at December 31, 2019 and 2018, respectively, and statutory net income would be (decreased) increased by $(1.6) million, $6.6 million, and $(0.2) million, in 2019, 2018 and 2017, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law does not reference the Valuation Manual for purposes of defining minimum reserve standards. Thus, reserves for payout business issued in calendar year 2018 are not valued according to VM-22, but rather, are valued per New York regulations. If reserves were established according to NAIC SAP, statutory capital and surplus would have decreased by $0.9 million and increased by $0.5 million as of December 31, 2019 and 2018, respectively. Additionally, net income would have decreased by $1.4 million and increased by $0.5 million, in 2019 and 2018, respectively.

The Company’s asset adequacy testing uses the cash flow testing methodology, which under New York’s prescribed assumptions develops negative surplus in certain years, resulting in New York Department of Financial Services (“NYDFS”) requiring the Company to establish additional reserves of $39.0 million and $30.0 million at December 31, 2019 and 2018, respectively. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased by $30.8 and $23.7 million at December 31, 2019 and 2018, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2019, the Company’s TAC remained well in excess of the Company action level RBC.

11.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.4 million, $1.0 million, and $1.0 million to PPM for investment advisory services during 2019, 2018, and 2017.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $27.9 million, $31.6 million, and $19.8 million in 2019, 2018, and 2017, respectively.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $2.3 million, $2.6 million, and $3.0 million in 2019, 2018, and 2017, respectively.

As a result of the amendment to the reinsurance agreement with Jackson, as discussed in Note 2, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016. The payable was settled on February 14, 2017, through a transfer of securities and cash.

In 2017, the Company recorded a return of capital of $68.8 million for U.S. GAAP reporting purposes related to the forgiveness of an intercompany tax recoverable from its parent, Jackson. This transaction had no impact on the Company’s statutory financial statements.

12.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $0.3 million, $0.3 million, and $0.2 million in 2019, 2018, and 2017, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2019 and 2018, Jackson’s liability for the Company’s portion of such plans totaled $6.4 million and $5.5 million, respectively. There were no expenses related to these plans in 2019, 2018 or 2017.

13.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2019	2018	2017
Balance, beginning of year	$(2,336)	$17,614	$20,167
OCI before reclassifications	34,611	(20,200)	5,205
Amounts reclassified from AOCI	1,071	(1,240)	(7,758)
Cumulative effects of changes in accounting principles	—	1,490	—
Balance, end of year	$33,346	$(2,336)	$17,614

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2019 and 2018

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2019	2018	2017
Net unrealized investment loss:
Net realized loss on investments	$1,385	$(1,579)	$(11,922)	Other net investment losses
Other-than-temporary impairments	(29)	10	(14)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	1,356	(1,569)	(11,936)
Income tax benefit	(285)	329	4,178
Reclassifications, net of income taxes	$1,071	$(1,240)	$(7,758)

38

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the period ended December 31, 2019
Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2019 and 2018
Consolidated Income Statements for the years ended December 31, 2019, 2018, and 2017
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2019, 2018, and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018, and 2017
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

c.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

d.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Form of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by referenced to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

b.	Form of Individual Deferred Variable Annuity Contract, incorporated herein by referenced to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

c.	Form of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Form of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Form of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

f.
Form of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

g.	Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by referenced to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

h.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by referenced to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

i.
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

j.
Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

k.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

l.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

m.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of Elite Access Brokerage Edition Variable and Fixed Annuity Application (NV7873 04/14), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

b.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/14), incorporated herein by reference to Registrant’s Registration Statement, filed on April 21, 2014 (File Nos. 333-192972 and 811-08401).

c.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 11, 2014 (File Nos. 333-192972 and 811-08401).

d.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on April 20, 2015 (File Nos. 333-192972 and 811-08401).

e.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on September 25, 2015 (File Nos. 333-192972 and 811-08401).

f.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 18, 2016 (File Nos. 333-192972 and 811-08401).

g.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on September 15, 2016 (File Nos. 333-192972 and 811-08401).

h.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6, filed on April 18, 2017 (File Nos. 333-192972 and 811-08401).

i.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on September 19, 2017 (File Nos. 333-192972 and 811-08401).

j.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on August 7, 2018 (File Nos. 333-192972 and 811-08401).

k.
Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 11, filed on June 18, 2019 (File Nos. 333-192972 and 811-08401).

l.	Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/20), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 2900 Westchester Ave. Purchase, NY 10577	Director

R. Kevin Clinton Michigan State University C337 Wells Hall 619 Red Cedar Road East Lansing, MI 48824	Director

Nancy F. Heller 2900 Westchester Ave. Purchase, NY 10577	Director

Scott E. Romine 300 Innovation Drive Franklin, TN 37067	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President

Axel André 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Financial Officer

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel & Secretary

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Chief Commercial Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Risk Officer

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Operating Officer, Chair and Director

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Executive Vice President, Corporate Development

Savvas (Steve) P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller & Treasurer

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President & Group Chief Information Security Officer

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President & Deputy General Counsel

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Audit Executive

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President & Director

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Lisa I. Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President, Deputy General Counsel

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President & Director

Courtney Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President, Illustration Actuary

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York(“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Pre-Effective Amendment No. 1, filed on April 10, 2020 (File Nos. 333-235565 and 811-08664).

Item 27. Number of Contract Owners as of February 29, 2020

Elite Access Brokerage Edition Contracts:

Qualified - 0
Non-Qualified - 374

Item 28. Indemnification

Provision is made in the Company’s By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 2020.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2020
Michael I. Falcon, President

*	April 21, 2020
Axel André, Executive Vice President and Chief Financial Officer

*	April 21, 2020
Laura L. Prieskorn, Executive Vice President, Chief Operating Officer, Chair and Director

*	April 21, 2020
Michael A. Costello, Senior Vice President, Controller and Treasurer

*	April 21, 2020
Barrett M. Bonemer, Vice President and Director

*	April 21, 2020
Laura L. Hanson, Vice President and Director

*	April 21, 2020
Patrick G. Boyle, Director

*	April 21, 2020
R. Kevin Clinton, Director

*	April 21, 2020
Nancy F. Heller, Director

*	April 21, 2020
Scott E. Romine, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael I. Falcon, Axel André, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, and 333-235568), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2020.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President

/s/ AXEL ANDRÉ
Axel André, Executive Vice President and Chief Financial Officer

/s/ AIMEE R. DECAMILLO
Aimee R. DeCamillo, Chief Commercial Officer

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Operating Officer, Chair and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, and Treasurer

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

/s/ SCOTT E. ROMINE
Scott E. Romine, Director

EXHIBIT LIST

Exhibit No.	Description

5l.	Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/20).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.